UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2024—January 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Treasury Fund Investor Shares - VFISX

Short-Term Treasury Fund Admiral™ Shares - VFIRX

High-Yield Corporate Fund Investor Shares - VWEHX

High-Yield Corporate Fund Admiral™ Shares - VWEAX

Intermediate-Term Investment-Grade Fund Investor Shares - VFICX

Intermediate-Term Investment-Grade Fund Admiral™ Shares - VFIDX

Intermediate-Term Treasury Fund Investor Shares - VFITX

Intermediate-Term Treasury Fund Admiral™ Shares - VFIUX

Long-Term Investment-Grade Fund Investor Shares - VWESX

Long-Term Investment-Grade Fund Admiral™ Shares - VWETX

Long-Term Treasury Fund Investor Shares - VUSTX

Long-Term Treasury Fund Admiral™ Shares - VUSUX

Short-Term Federal Fund Investor Shares - VSGBX

Short-Term Federal Fund Admiral™ Shares - VSGDX

Short-Term Investment-Grade Fund Investor Shares - VFSTX

Short-Term Investment-Grade Fund Admiral™ Shares - VFSUX

Short-Term Investment-Grade Fund Institutional Shares - VFSIX

Ultra-Short-Term Bond Fund Investor Shares - VUBFX

Ultra-Short-Term Bond Fund Admiral™ Shares - VUSFX

Vanguard Short-Term Treasury Fund

Investor Shares (VFISX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was aided by its duration positioning throughout the 12-month period. Out-of-benchmark holdings in agency mortgage-backed securities, commercial mortgage-backed securities, and Treasury Inflation-Protected Securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. 1-5 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,996	$9,993	$9,916
2015	$10,014	$10,011	$9,853
2015	$10,032	$10,039	$9,907
2016	$10,066	$10,104	$9,984
2016	$10,104	$10,151	$10,186
2016	$10,160	$10,232	$10,437
2016	$10,142	$10,195	$10,340
2017	$10,109	$10,115	$10,129
2017	$10,138	$10,169	$10,270
2017	$10,165	$10,205	$10,384
2017	$10,156	$10,196	$10,433
2018	$10,077	$10,105	$10,347
2018	$10,067	$10,088	$10,238
2018	$10,104	$10,126	$10,300
2018	$10,130	$10,154	$10,219
2019	$10,289	$10,352	$10,580
2019	$10,384	$10,462	$10,779
2019	$10,516	$10,620	$11,133
2019	$10,617	$10,755	$11,395
2020	$10,691	$10,854	$11,600
2020	$10,935	$11,187	$11,948
2020	$11,007	$11,230	$12,260
2020	$11,027	$11,212	$12,100
2021	$11,050	$11,224	$12,148
2021	$11,046	$11,181	$11,916
2021	$11,036	$11,217	$12,174
2021	$10,976	$11,119	$12,042
2022	$10,873	$10,988	$11,787
2022	$10,601	$10,628	$10,902
2022	$10,663	$10,712	$11,064
2022	$10,364	$10,367	$10,153
2023	$10,538	$10,602	$10,802
2023	$10,608	$10,727	$10,855
2023	$10,517	$10,616	$10,691
2023	$10,521	$10,613	$10,190
2024	$10,840	$10,977	$11,028
2024	$10,765	$10,845	$10,696
2024	$11,060	$11,188	$11,237
2024	$11,164	$11,274	$11,264
2025	$11,256	$11,361	$11,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.83%	1.04%	1.19%
Bloomberg U.S. 1-5 Year Treasury Bond Index	3.50%	0.92%	1.28%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	0.7%
Asset-Backed/Commercial Mortgage-Backed Securities	3.6%
Conventional Mortgage-Backed Securities	13.2%
U.S. Government Securities	80.9%
Other Assets and Liabilities—NetFootnote Reference	1.6%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$5,835
Number of Portfolio Holdings	206
Portfolio Turnover Rate	348%
Total Investment Advisory Fees (in thousands)	$699

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR32

Vanguard Short-Term Treasury Fund

Admiral™ Shares (VFIRX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was aided by its duration positioning throughout the 12-month period. Out-of-benchmark holdings in agency mortgage-backed securities, commercial mortgage-backed securities, and Treasury Inflation-Protected Securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg U.S. 1-5 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$49,991	$49,967	$49,581
2015	$50,092	$50,053	$49,263
2015	$50,196	$50,197	$49,533
2016	$50,379	$50,520	$49,920
2016	$50,584	$50,757	$50,930
2016	$50,875	$51,158	$52,186
2016	$50,798	$50,973	$51,698
2017	$50,645	$50,574	$50,645
2017	$50,802	$50,845	$51,352
2017	$50,954	$51,027	$51,918
2017	$50,919	$50,980	$52,164
2018	$50,536	$50,525	$51,734
2018	$50,500	$50,438	$51,188
2018	$50,696	$50,632	$51,502
2018	$50,842	$50,769	$51,093
2019	$51,652	$51,761	$52,898
2019	$52,142	$52,308	$53,896
2019	$52,815	$53,102	$55,664
2019	$53,337	$53,775	$56,974
2020	$53,723	$54,271	$58,000
2020	$54,964	$55,934	$59,740
2020	$55,339	$56,152	$61,298
2020	$55,452	$56,058	$60,499
2021	$55,580	$56,121	$60,738
2021	$55,574	$55,904	$59,580
2021	$55,537	$56,087	$60,868
2021	$55,253	$55,595	$60,209
2022	$54,748	$54,941	$58,935
2022	$53,391	$53,141	$54,509
2022	$53,716	$53,562	$55,319
2022	$52,220	$51,837	$50,767
2023	$53,113	$53,010	$54,009
2023	$53,477	$53,637	$54,276
2023	$53,035	$53,081	$53,456
2023	$53,065	$53,065	$50,948
2024	$54,691	$54,887	$55,142
2024	$54,326	$54,226	$53,479
2024	$55,825	$55,941	$56,183
2024	$56,364	$56,368	$56,321
2025	$56,845	$56,807	$56,282

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.94%	1.14%	1.29%
Bloomberg U.S. 1-5 Year Treasury Bond Index	3.50%	0.92%	1.28%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	0.7%
Asset-Backed/Commercial Mortgage-Backed Securities	3.6%
Conventional Mortgage-Backed Securities	13.2%
U.S. Government Securities	80.9%
Other Assets and Liabilities—NetFootnote Reference	1.6%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$5,835
Number of Portfolio Holdings	206
Portfolio Turnover Rate	348%
Total Investment Advisory Fees (in thousands)	$699

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR532

Vanguard High-Yield Corporate Fund

Investor Shares (VWEHX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.22%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund performed roughly in line with its benchmark, the High-Yield Corporate Composite Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher on expectations for inflation down the road.

  The Fund benefited from positive security selection within technology, cable and satellite, wireless, and media and entertainment. The Fund’s underweight to overall credit risk, however, held back relative performance as credit spreads compressed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	High-Yield Corporate Composite Index	Bloomberg U.S. Corporate High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2015	$10,233	$10,273	$10,308	$9,916
2015	$10,150	$10,137	$10,126	$9,853
2015	$10,120	$10,036	$9,957	$9,907
2016	$9,701	$9,555	$9,338	$9,984
2016	$10,284	$10,257	$10,193	$10,186
2016	$10,572	$10,618	$10,630	$10,437
2016	$10,845	$10,867	$10,967	$10,340
2017	$11,004	$11,084	$11,278	$10,129
2017	$11,281	$11,327	$11,548	$10,270
2017	$11,549	$11,543	$11,793	$10,384
2017	$11,661	$11,685	$11,945	$10,433
2018	$11,684	$11,715	$12,022	$10,347
2018	$11,541	$11,610	$11,925	$10,238
2018	$11,664	$11,738	$12,100	$10,300
2018	$11,646	$11,717	$12,061	$10,219
2019	$11,872	$11,956	$12,231	$10,580
2019	$12,353	$12,427	$12,729	$10,779
2019	$12,607	$12,692	$12,937	$11,133
2019	$12,859	$12,892	$13,072	$11,395
2020	$13,112	$13,172	$13,381	$11,600
2020	$12,164	$12,332	$12,207	$11,948
2020	$13,220	$13,478	$13,472	$12,260
2020	$13,236	$13,481	$13,529	$12,100
2021	$13,797	$14,160	$14,376	$12,148
2021	$13,942	$14,331	$14,608	$11,916
2021	$14,180	$14,605	$14,904	$12,174
2021	$14,182	$14,636	$14,953	$12,042
2022	$13,913	$14,359	$14,672	$11,787
2022	$13,238	$13,569	$13,845	$10,902
2022	$13,306	$13,519	$13,709	$11,064
2022	$12,736	$13,013	$13,195	$10,153
2023	$13,445	$13,689	$13,907	$10,802
2023	$13,506	$13,797	$14,014	$10,855
2023	$13,709	$14,021	$14,312	$10,691
2023	$13,445	$13,764	$14,017	$10,190
2024	$14,481	$14,858	$15,198	$11,028
2024	$14,481	$14,886	$15,278	$10,696
2024	$15,068	$15,447	$15,894	$11,237
2024	$15,357	$15,737	$16,326	$11,264
2025	$15,621	$16,030	$16,668	$11,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	7.87%	3.56%	4.56%
High-Yield Corporate Composite Index	7.89%	4.00%	4.83%
Bloomberg U.S. Corporate High Yield Bond Index	9.68%	4.49%	5.24%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	2.07%	-0.60%	1.19%
Footnote	Description
Footnote*	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	12.9%
Consumer Discretionary	15.3%
Consumer Staples	3.4%
Energy	10.5%
Financials	9.5%
Health Care	6.7%
Industrials	8.3%
Materials	9.5%
Real Estate	1.5%
Technology	6.6%
Utilities	1.9%
Other	8.6%
Other Assets and Liabilities—NetFootnote Reference	5.3%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$24,892
Number of Portfolio Holdings	928
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$5,991

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR29

Vanguard High-Yield Corporate Fund

Admiral™ Shares (VWEAX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund performed roughly in line with its benchmark, the High-Yield Corporate Composite Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher on expectations for inflation down the road.

  The Fund benefited from positive security selection within technology, cable and satellite, wireless, and media and entertainment. The Fund’s underweight to overall credit risk, however, held back relative performance as credit spreads compressed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	High-Yield Corporate Composite Index	Bloomberg U.S. Corporate High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000	$50,000
2015	$51,175	$51,364	$51,539	$49,581
2015	$50,776	$50,687	$50,630	$49,263
2015	$50,636	$50,182	$49,785	$49,533
2016	$48,552	$47,773	$46,690	$49,920
2016	$51,484	$51,287	$50,964	$50,930
2016	$52,939	$53,089	$53,150	$52,186
2016	$54,317	$54,335	$54,834	$51,698
2017	$55,127	$55,421	$56,388	$50,645
2017	$56,532	$56,634	$57,740	$51,352
2017	$57,887	$57,717	$58,967	$51,918
2017	$58,462	$58,427	$59,725	$52,164
2018	$58,596	$58,577	$60,110	$51,734
2018	$57,892	$58,052	$59,625	$51,188
2018	$58,520	$58,689	$60,501	$51,502
2018	$58,445	$58,585	$60,307	$51,093
2019	$59,597	$59,779	$61,153	$52,898
2019	$62,024	$62,136	$63,646	$53,896
2019	$63,317	$63,458	$64,686	$55,664
2019	$64,601	$64,460	$65,361	$56,974
2020	$65,887	$65,862	$66,904	$58,000
2020	$61,139	$61,662	$61,033	$59,740
2020	$66,464	$67,392	$67,362	$61,298
2020	$66,557	$67,404	$67,644	$60,499
2021	$69,395	$70,800	$71,881	$60,738
2021	$70,142	$71,654	$73,038	$59,580
2021	$71,357	$73,024	$74,518	$60,868
2021	$71,386	$73,182	$74,764	$60,209
2022	$70,050	$71,796	$73,362	$58,935
2022	$66,667	$67,845	$69,224	$54,509
2022	$67,025	$67,595	$68,543	$55,319
2022	$64,170	$65,065	$65,974	$50,767
2023	$67,759	$68,443	$69,536	$54,009
2023	$68,087	$68,986	$70,069	$54,276
2023	$69,129	$70,103	$71,562	$53,456
2023	$67,812	$68,822	$70,086	$50,948
2024	$73,056	$74,288	$75,989	$55,142
2024	$73,075	$74,431	$76,388	$53,479
2024	$76,054	$77,234	$79,472	$56,183
2024	$77,532	$78,687	$81,631	$56,321
2025	$78,886	$80,150	$83,342	$56,282

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	7.98%	3.67%	4.67%
High-Yield Corporate Composite Index	7.89%	4.00%	4.83%
Bloomberg U.S. Corporate High Yield Bond Index	9.68%	4.49%	5.24%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	2.07%	-0.60%	1.19%
Footnote	Description
Footnote*	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	12.9%
Consumer Discretionary	15.3%
Consumer Staples	3.4%
Energy	10.5%
Financials	9.5%
Health Care	6.7%
Industrials	8.3%
Materials	9.5%
Real Estate	1.5%
Technology	6.6%
Utilities	1.9%
Other	8.6%
Other Assets and Liabilities—NetFootnote Reference	5.3%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$24,892
Number of Portfolio Holdings	928
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$5,991

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR529

Vanguard Intermediate-Term Investment-Grade Fund

Investor Shares (VFICX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 5-10 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by an overweight allocation to credit over the 12-month period as credit spreads narrowed. An allocation to commercial mortgage-backed securities and security selection within corporate bonds also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. 5-10 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,961	$9,964	$9,916
2015	$9,865	$9,809	$9,853
2015	$9,953	$9,885	$9,907
2016	$10,003	$9,861	$9,984
2016	$10,323	$10,297	$10,186
2016	$10,585	$10,630	$10,437
2016	$10,532	$10,576	$10,340
2017	$10,319	$10,335	$10,129
2017	$10,509	$10,574	$10,270
2017	$10,659	$10,771	$10,384
2017	$10,708	$10,854	$10,433
2018	$10,574	$10,735	$10,347
2018	$10,421	$10,521	$10,238
2018	$10,503	$10,621	$10,300
2018	$10,466	$10,551	$10,219
2019	$10,818	$10,966	$10,580
2019	$11,100	$11,331	$10,779
2019	$11,477	$11,803	$11,133
2019	$11,736	$12,137	$11,395
2020	$11,983	$12,452	$11,600
2020	$12,091	$12,287	$11,948
2020	$12,765	$13,106	$12,260
2020	$12,695	$13,029	$12,100
2021	$12,880	$13,248	$12,148
2021	$12,646	$12,960	$11,916
2021	$13,004	$13,350	$12,174
2021	$12,772	$13,109	$12,042
2022	$12,459	$12,789	$11,787
2022	$11,359	$11,664	$10,902
2022	$11,562	$11,865	$11,064
2022	$10,603	$10,868	$10,153
2023	$11,451	$11,750	$10,802
2023	$11,541	$11,844	$10,855
2023	$11,425	$11,725	$10,691
2023	$10,876	$11,167	$10,190
2024	$11,959	$12,279	$11,028
2024	$11,660	$11,968	$10,696
2024	$12,303	$12,620	$11,237
2024	$12,386	$12,707	$11,264
2025	$12,417	$12,741	$11,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.83%	0.72%	2.19%
Bloomberg U.S. 5-10 Year Credit Bond Index	3.76%	0.46%	2.45%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.2%
Consumer Discretionary	3.4%
Consumer Staples	4.4%
Energy	6.8%
Financials	32.0%
Health Care	8.2%
Industrials	4.6%
Materials	2.3%
Real Estate	4.3%
Technology	4.4%
Utilities	6.7%
Other	16.3%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$34,962
Number of Portfolio Holdings	1,699
Portfolio Turnover Rate	78%
Total Investment Advisory Fees (in thousands)	$3,977

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR71

Vanguard Intermediate-Term Investment-Grade Fund

Admiral™ Shares (VFIDX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 5-10 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by an overweight allocation to credit over the 12-month period as credit spreads narrowed. An allocation to commercial mortgage-backed securities and security selection within corporate bonds also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg U.S. 5-10 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$49,819	$49,820	$49,581
2015	$49,352	$49,046	$49,263
2015	$49,804	$49,424	$49,533
2016	$50,063	$49,307	$49,920
2016	$51,676	$51,483	$50,930
2016	$53,002	$53,150	$52,186
2016	$52,749	$52,882	$51,698
2017	$51,698	$51,676	$50,645
2017	$52,662	$52,871	$51,352
2017	$53,428	$53,853	$51,918
2017	$53,687	$54,269	$52,164
2018	$53,030	$53,676	$51,734
2018	$52,272	$52,606	$51,188
2018	$52,700	$53,107	$51,502
2018	$52,525	$52,755	$51,093
2019	$54,307	$54,829	$52,898
2019	$55,737	$56,654	$53,896
2019	$57,642	$59,015	$55,664
2019	$58,959	$60,685	$56,974
2020	$60,211	$62,261	$58,000
2020	$60,771	$61,433	$59,740
2020	$64,177	$65,530	$61,298
2020	$63,840	$65,143	$60,499
2021	$64,784	$66,242	$60,738
2021	$63,621	$64,799	$59,580
2021	$65,441	$66,751	$60,868
2021	$64,289	$65,547	$60,209
2022	$62,728	$63,946	$58,935
2022	$57,207	$58,318	$54,509
2022	$58,243	$59,325	$55,319
2022	$53,423	$54,342	$50,767
2023	$57,712	$58,752	$54,009
2023	$58,178	$59,218	$54,276
2023	$57,609	$58,626	$53,456
2023	$54,856	$55,835	$50,948
2024	$60,332	$61,395	$55,142
2024	$58,838	$59,842	$53,479
2024	$62,100	$63,098	$56,183
2024	$62,532	$63,535	$56,321
2025	$62,708	$63,703	$56,282

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.94%	0.82%	2.29%
Bloomberg U.S. 5-10 Year Credit Bond Index	3.76%	0.46%	2.45%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.2%
Consumer Discretionary	3.4%
Consumer Staples	4.4%
Energy	6.8%
Financials	32.0%
Health Care	8.2%
Industrials	4.6%
Materials	2.3%
Real Estate	4.3%
Technology	4.4%
Utilities	6.7%
Other	16.3%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$34,962
Number of Portfolio Holdings	1,699
Portfolio Turnover Rate	78%
Total Investment Advisory Fees (in thousands)	$3,977

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR571

Vanguard Intermediate-Term Treasury Fund

Investor Shares (VFITX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 5–10 Year Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was driven largely by its duration positioning throughout the 12-month period. Allocations to Treasury Inflation-Protected Securities, mortgage-backed securities, agency debt, and commercial mortgage-backed securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. 5-10 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,895	$9,859	$9,916
2015	$9,893	$9,834	$9,853
2015	$9,960	$9,928	$9,907
2016	$10,117	$10,138	$9,984
2016	$10,209	$10,251	$10,186
2016	$10,401	$10,516	$10,437
2016	$10,279	$10,334	$10,340
2017	$10,032	$9,995	$10,129
2017	$10,156	$10,162	$10,270
2017	$10,210	$10,228	$10,384
2017	$10,191	$10,213	$10,433
2018	$10,000	$10,003	$10,347
2018	$9,934	$9,928	$10,238
2018	$9,985	$9,983	$10,300
2018	$9,973	$9,958	$10,219
2019	$10,320	$10,383	$10,580
2019	$10,471	$10,541	$10,779
2019	$10,777	$10,918	$11,133
2019	$10,985	$11,194	$11,395
2020	$11,144	$11,379	$11,600
2020	$11,693	$12,105	$11,948
2020	$11,835	$12,233	$12,260
2020	$11,757	$12,072	$12,100
2021	$11,756	$12,003	$12,148
2021	$11,571	$11,654	$11,916
2021	$11,752	$11,961	$12,174
2021	$11,521	$11,676	$12,042
2022	$11,346	$11,497	$11,787
2022	$10,699	$10,676	$10,902
2022	$10,895	$10,924	$11,064
2022	$10,149	$10,034	$10,153
2023	$10,580	$10,535	$10,802
2023	$10,693	$10,668	$10,855
2023	$10,434	$10,369	$10,691
2023	$10,125	$9,933	$10,190
2024	$10,770	$10,677	$11,028
2024	$10,448	$10,273	$10,696
2024	$10,974	$10,854	$11,237
2024	$10,958	$10,802	$11,264
2025	$10,955	$10,772	$11,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	1.71%	-0.34%	0.92%
Bloomberg U.S. 5-10 Year Treasury Bond Index	0.89%	-1.09%	0.75%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	4.8%
Asset-Backed/Commercial Mortgage-Backed Securities	0.5%
Conventional Mortgage-Backed Securities	6.3%
Nonconventional Mortgage-Backed Securities	3.9%
U.S. Government Securities	82.8%
Other Assets and Liabilities—NetFootnote Reference	1.7%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$6,780
Number of Portfolio Holdings	168
Portfolio Turnover Rate	185%
Total Investment Advisory Fees (in thousands)	$779

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR35

Vanguard Intermediate-Term Treasury Fund

Admiral™ Shares (VFIUX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 5–10 Year Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was driven largely by its duration positioning throughout the 12-month period. Allocations to Treasury Inflation-Protected Securities, mortgage-backed securities, agency debt, and commercial mortgage-backed securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg U.S. 5-10 Year Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$49,489	$49,296	$49,581
2015	$49,492	$49,169	$49,263
2015	$49,838	$49,638	$49,533
2016	$50,635	$50,689	$49,920
2016	$51,108	$51,253	$50,930
2016	$52,081	$52,582	$52,186
2016	$51,484	$51,672	$51,698
2017	$50,258	$49,976	$50,645
2017	$50,892	$50,808	$51,352
2017	$51,176	$51,138	$51,918
2017	$51,094	$51,064	$52,164
2018	$50,151	$50,014	$51,734
2018	$49,831	$49,639	$51,188
2018	$50,098	$49,915	$51,502
2018	$50,051	$49,788	$51,093
2019	$51,807	$51,914	$52,898
2019	$52,576	$52,707	$53,896
2019	$54,129	$54,592	$55,664
2019	$55,187	$55,970	$56,974
2020	$55,998	$56,893	$58,000
2020	$58,771	$60,524	$59,740
2020	$59,498	$61,163	$61,298
2020	$59,124	$60,362	$60,499
2021	$59,135	$60,013	$60,738
2021	$58,217	$58,268	$59,580
2021	$59,141	$59,803	$60,868
2021	$57,996	$58,379	$60,209
2022	$57,129	$57,487	$58,935
2022	$53,885	$53,382	$54,509
2022	$54,884	$54,622	$55,319
2022	$51,141	$50,172	$50,767
2023	$53,325	$52,675	$54,009
2023	$53,906	$53,341	$54,276
2023	$52,614	$51,843	$53,456
2023	$51,069	$49,664	$50,948
2024	$54,339	$53,384	$55,142
2024	$52,727	$51,362	$53,479
2024	$55,393	$54,271	$56,183
2024	$55,325	$54,008	$56,321
2025	$55,325	$53,862	$56,282

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	1.82%	-0.24%	1.02%
Bloomberg U.S. 5-10 Year Treasury Bond Index	0.89%	-1.09%	0.75%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	4.8%
Asset-Backed/Commercial Mortgage-Backed Securities	0.5%
Conventional Mortgage-Backed Securities	6.3%
Nonconventional Mortgage-Backed Securities	3.9%
U.S. Government Securities	82.8%
Other Assets and Liabilities—NetFootnote Reference	1.7%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$6,780
Number of Portfolio Holdings	168
Portfolio Turnover Rate	185%
Total Investment Advisory Fees (in thousands)	$779

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR535

Vanguard Long-Term Investment-Grade Fund

Investor Shares (VWESX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.21%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund held up better than its benchmark, the Bloomberg U.S. Long Credit A or Better Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, longer-term yields finished the period higher amid increased expectations for inflation down the road.

  The Fund fared better than its benchmark largely because of security selection within industrials and financials. Sector allocations also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. Long Credit A or Better Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,511	$9,529	$9,916
2015	$9,227	$9,222	$9,853
2015	$9,319	$9,306	$9,907
2016	$9,367	$9,382	$9,984
2016	$10,050	$10,036	$10,186
2016	$10,755	$10,752	$10,437
2016	$10,388	$10,376	$10,340
2017	$9,996	$9,986	$10,129
2017	$10,240	$10,255	$10,270
2017	$10,669	$10,648	$10,384
2017	$10,867	$10,868	$10,433
2018	$10,924	$10,920	$10,347
2018	$10,445	$10,461	$10,238
2018	$10,557	$10,532	$10,300
2018	$10,160	$10,127	$10,219
2019	$10,766	$10,737	$10,580
2019	$11,207	$11,164	$10,779
2019	$12,077	$12,037	$11,133
2019	$12,682	$12,637	$11,395
2020	$13,275	$13,174	$11,600
2020	$13,563	$13,387	$11,948
2020	$14,794	$14,568	$12,260
2020	$13,920	$13,793	$12,100
2021	$14,143	$14,020	$12,148
2021	$13,471	$13,332	$11,916
2021	$14,384	$14,235	$12,174
2021	$14,238	$14,099	$12,042
2022	$13,487	$13,336	$11,787
2022	$11,499	$11,341	$10,902
2022	$11,680	$11,518	$11,064
2022	$9,863	$9,726	$10,153
2023	$11,322	$11,183	$10,802
2023	$11,285	$11,147	$10,855
2023	$11,041	$10,916	$10,691
2023	$9,787	$9,684	$10,190
2024	$11,459	$11,334	$11,028
2024	$10,791	$10,663	$10,696
2024	$11,524	$11,372	$11,237
2024	$11,542	$11,397	$11,264
2025	$11,295	$11,157	$11,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	-1.43%	-3.18%	1.23%
Bloomberg U.S. Long Credit A or Better Bond Index	-1.57%	-3.27%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	4.8%
Consumer Discretionary	4.0%
Consumer Staples	5.3%
Energy	6.1%
Financials	16.8%
Health Care	12.2%
Industrials	5.3%
Materials	1.0%
Real Estate	0.5%
Technology	7.5%
Utilities	13.8%
Other	17.3%
Other Assets and Liabilities—NetFootnote Reference	5.4%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$14,639
Number of Portfolio Holdings	1,461
Portfolio Turnover Rate	42%
Total Investment Advisory Fees (in thousands)	$2,653

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR28

Vanguard Long-Term Investment-Grade Fund

Admiral™ Shares (VWETX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.11%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund held up better than its benchmark, the Bloomberg U.S. Long Credit A or Better Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, longer-term yields finished the period higher amid increased expectations for inflation down the road.

  The Fund fared better than its benchmark largely because of security selection within industrials and financials. Sector allocations also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg U.S. Long Credit A or Better Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$47,567	$47,644	$49,581
2015	$46,157	$46,108	$49,263
2015	$46,632	$46,528	$49,533
2016	$46,883	$46,912	$49,920
2016	$50,312	$50,179	$50,930
2016	$53,856	$53,758	$52,186
2016	$52,031	$51,882	$51,698
2017	$50,081	$49,932	$50,645
2017	$51,313	$51,273	$51,352
2017	$53,476	$53,239	$51,918
2017	$54,487	$54,339	$52,164
2018	$54,784	$54,601	$51,734
2018	$52,395	$52,305	$51,188
2018	$52,967	$52,660	$51,502
2018	$50,990	$50,636	$51,093
2019	$54,044	$53,684	$52,898
2019	$56,273	$55,822	$53,896
2019	$60,657	$60,187	$55,664
2019	$63,707	$63,185	$56,974
2020	$66,705	$65,869	$58,000
2020	$68,168	$66,936	$59,740
2020	$74,373	$72,839	$61,298
2020	$69,999	$68,963	$60,499
2021	$71,136	$70,098	$60,738
2021	$67,776	$66,660	$59,580
2021	$72,385	$71,174	$60,868
2021	$71,667	$70,493	$60,209
2022	$67,904	$66,678	$58,935
2022	$57,912	$56,707	$54,509
2022	$58,838	$57,589	$55,319
2022	$49,698	$48,632	$50,767
2023	$57,060	$55,917	$54,009
2023	$56,891	$55,736	$54,276
2023	$55,676	$54,582	$53,456
2023	$49,361	$48,418	$50,948
2024	$57,810	$56,672	$55,142
2024	$54,455	$53,314	$53,479
2024	$58,166	$56,860	$56,183
2024	$58,273	$56,984	$56,321
2025	$57,040	$55,783	$56,282

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	-1.33%	-3.08%	1.33%
Bloomberg U.S. Long Credit A or Better Bond Index	-1.57%	-3.27%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	4.8%
Consumer Discretionary	4.0%
Consumer Staples	5.3%
Energy	6.1%
Financials	16.8%
Health Care	12.2%
Industrials	5.3%
Materials	1.0%
Real Estate	0.5%
Technology	7.5%
Utilities	13.8%
Other	17.3%
Other Assets and Liabilities—NetFootnote Reference	5.4%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$14,639
Number of Portfolio Holdings	1,461
Portfolio Turnover Rate	42%
Total Investment Advisory Fees (in thousands)	$2,653

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR568

Vanguard Long-Term Treasury Fund

Investor Shares (VUSTX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund held up better than its benchmark, the Bloomberg U.S. Long Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s duration positioning helped it fare better than its benchmark. Holdings in mortgage-backed securities and agency debt also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. Long Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,248	$9,279	$9,916
2015	$9,077	$9,089	$9,853
2015	$9,141	$9,177	$9,907
2016	$9,509	$9,557	$9,984
2016	$9,725	$9,793	$10,186
2016	$10,645	$10,711	$10,437
2016	$9,959	$10,013	$10,340
2017	$9,204	$9,257	$10,129
2017	$9,440	$9,494	$10,270
2017	$9,607	$9,660	$10,384
2017	$9,694	$9,768	$10,433
2018	$9,591	$9,684	$10,347
2018	$9,376	$9,490	$10,238
2018	$9,484	$9,565	$10,300
2018	$9,070	$9,140	$10,219
2019	$9,788	$9,889	$10,580
2019	$9,998	$10,097	$10,779
2019	$10,794	$10,919	$11,133
2019	$11,505	$11,664	$11,395
2020	$11,927	$12,052	$11,600
2020	$13,676	$13,913	$11,948
2020	$14,064	$14,249	$12,260
2020	$13,075	$13,275	$12,100
2021	$12,691	$12,797	$12,148
2021	$11,673	$11,750	$11,916
2021	$12,587	$12,670	$12,174
2021	$12,440	$12,510	$12,042
2022	$12,067	$12,136	$11,787
2022	$10,246	$10,313	$10,902
2022	$10,153	$10,235	$11,064
2022	$8,436	$8,509	$10,153
2023	$9,439	$9,530	$10,802
2023	$9,460	$9,558	$10,855
2023	$8,985	$9,088	$10,691
2023	$7,695	$7,786	$10,190
2024	$8,912	$9,027	$11,028
2024	$8,290	$8,386	$10,696
2024	$8,978	$9,081	$11,237
2024	$8,860	$8,961	$11,264
2025	$8,571	$8,674	$11,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	-3.82%	-6.39%	-1.53%
Bloomberg U.S. Long Treasury Bond Index	-3.91%	-6.36%	-1.41%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	6.2%
Conventional Mortgage-Backed Securities	1.7%
Nonconventional Mortgage-Backed Securities	2.1%
U.S. Government Securities	88.5%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$2,841
Number of Portfolio Holdings	137
Portfolio Turnover Rate	334%
Total Investment Advisory Fees (in thousands)	$368

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR83

Vanguard Long-Term Treasury Fund

Admiral™ Shares (VUSUX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund held up better than its benchmark, the Bloomberg U.S. Long Treasury Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The yield on the bellwether 10-year note rose 0.63 percentage points to end the period at 4.54%.

  The Fund’s duration positioning helped it fare better than its benchmark. Holdings in mortgage-backed securities and agency debt also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg U.S. Long Treasury Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$46,250	$46,393	$49,581
2015	$45,409	$45,444	$49,263
2015	$45,738	$45,883	$49,533
2016	$47,593	$47,785	$49,920
2016	$48,684	$48,963	$50,930
2016	$53,302	$53,555	$52,186
2016	$49,883	$50,064	$51,698
2017	$46,110	$46,284	$50,645
2017	$47,265	$47,468	$51,352
2017	$48,153	$48,299	$51,918
2017	$48,603	$48,842	$52,164
2018	$48,100	$48,421	$51,734
2018	$47,033	$47,448	$51,188
2018	$47,587	$47,823	$51,502
2018	$45,522	$45,702	$51,093
2019	$49,137	$49,445	$52,898
2019	$50,199	$50,487	$53,896
2019	$54,210	$54,596	$55,664
2019	$57,797	$58,318	$56,974
2020	$59,930	$60,258	$58,000
2020	$68,738	$69,567	$59,740
2020	$70,706	$71,245	$61,298
2020	$65,751	$66,376	$60,499
2021	$63,834	$63,987	$60,738
2021	$58,730	$58,748	$59,580
2021	$63,342	$63,352	$60,868
2021	$62,621	$62,550	$60,209
2022	$60,757	$60,678	$58,935
2022	$51,601	$51,566	$54,509
2022	$51,144	$51,174	$55,319
2022	$42,509	$42,546	$50,767
2023	$47,574	$47,650	$54,009
2023	$47,692	$47,789	$54,276
2023	$45,307	$45,439	$53,456
2023	$38,811	$38,929	$50,948
2024	$44,960	$45,135	$55,142
2024	$41,832	$41,928	$53,479
2024	$45,319	$45,405	$56,183
2024	$44,731	$44,806	$56,321
2025	$43,285	$43,372	$56,282

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	-3.72%	-6.30%	-1.43%
Bloomberg U.S. Long Treasury Bond Index	-3.91%	-6.36%	-1.41%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	6.2%
Conventional Mortgage-Backed Securities	1.7%
Nonconventional Mortgage-Backed Securities	2.1%
U.S. Government Securities	88.5%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$2,841
Number of Portfolio Holdings	137
Portfolio Turnover Rate	334%
Total Investment Advisory Fees (in thousands)	$368

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR583

Vanguard Short-Term Federal Fund

Investor Shares (VSGBX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Government Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  Fed rate cuts drove down yields of very short-term U.S. Treasuries, while yields of longer-term Treasuries finished the period higher on expectations for inflation down the road. The bellwether 10-year note added 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was aided by a structurally shorter duration than its benchmark. Positions in agencies, mortgage-backed securities, and commercial mortgage-backed securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. 1-5 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$10,007	$9,995	$9,916
2015	$10,019	$10,013	$9,853
2015	$10,042	$10,042	$9,907
2016	$10,093	$10,105	$9,984
2016	$10,138	$10,151	$10,186
2016	$10,204	$10,229	$10,437
2016	$10,204	$10,195	$10,340
2017	$10,143	$10,118	$10,129
2017	$10,182	$10,172	$10,270
2017	$10,224	$10,208	$10,384
2017	$10,219	$10,200	$10,433
2018	$10,141	$10,110	$10,347
2018	$10,135	$10,094	$10,238
2018	$10,166	$10,133	$10,300
2018	$10,198	$10,160	$10,219
2019	$10,363	$10,358	$10,580
2019	$10,475	$10,467	$10,779
2019	$10,616	$10,625	$11,133
2019	$10,731	$10,759	$11,395
2020	$10,826	$10,858	$11,600
2020	$11,031	$11,186	$11,948
2020	$11,136	$11,230	$12,260
2020	$11,162	$11,212	$12,100
2021	$11,227	$11,226	$12,148
2021	$11,217	$11,183	$11,916
2021	$11,241	$11,219	$12,174
2021	$11,168	$11,122	$12,042
2022	$11,061	$10,991	$11,787
2022	$10,728	$10,632	$10,902
2022	$10,794	$10,715	$11,064
2022	$10,464	$10,372	$10,153
2023	$10,687	$10,605	$10,802
2023	$10,728	$10,730	$10,855
2023	$10,658	$10,622	$10,691
2023	$10,647	$10,621	$10,190
2024	$11,011	$10,984	$11,028
2024	$10,934	$10,854	$10,696
2024	$11,252	$11,195	$11,237
2024	$11,359	$11,281	$11,264
2025	$11,469	$11,369	$11,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	4.16%	1.16%	1.38%
Bloomberg U.S. 1-5 Year Government Bond Index	3.51%	0.93%	1.29%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	35.7%
Asset-Backed/Commercial Mortgage-Backed Securities	12.8%
Conventional Mortgage-Backed Securities	38.4%
Nonconventional Mortgage-Backed Securities	3.7%
U.S. Government Securities	12.7%
Other Assets and Liabilities—NetFootnote Reference	(3.3%)

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$4,366
Number of Portfolio Holdings	463
Portfolio Turnover Rate	403%
Total Investment Advisory Fees (in thousands)	$549

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR49

Vanguard Short-Term Federal Fund

Admiral™ Shares (VSGDX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1–5 Year Government Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  Fed rate cuts drove down yields of very short-term U.S. Treasuries, while yields of longer-term Treasuries finished the period higher on expectations for inflation down the road. The bellwether 10-year note added 0.63 percentage points to end the period at 4.54%.

  The Fund’s outperformance was aided by a structurally shorter duration than its benchmark. Positions in agencies, mortgage-backed securities, and commercial mortgage-backed securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg U.S. 1-5 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$50,048	$49,974	$49,581
2015	$50,122	$50,064	$49,263
2015	$50,249	$50,210	$49,533
2016	$50,517	$50,524	$49,920
2016	$50,750	$50,756	$50,930
2016	$51,097	$51,145	$52,186
2016	$51,107	$50,973	$51,698
2017	$50,814	$50,591	$50,645
2017	$51,024	$50,859	$51,352
2017	$51,245	$51,042	$51,918
2017	$51,235	$50,998	$52,164
2018	$50,854	$50,552	$51,734
2018	$50,837	$50,468	$51,188
2018	$51,005	$50,663	$51,502
2018	$51,183	$50,802	$51,093
2019	$52,024	$51,788	$52,898
2019	$52,594	$52,335	$53,896
2019	$53,319	$53,124	$55,664
2019	$53,911	$53,794	$56,974
2020	$54,398	$54,288	$58,000
2020	$55,442	$55,931	$59,740
2020	$55,984	$56,150	$61,298
2020	$56,129	$56,062	$60,499
2021	$56,473	$56,128	$60,738
2021	$56,436	$55,914	$59,580
2021	$56,570	$56,097	$60,868
2021	$56,219	$55,608	$60,209
2022	$55,693	$54,954	$58,935
2022	$54,030	$53,158	$54,509
2022	$54,372	$53,574	$55,319
2022	$52,727	$51,858	$50,767
2023	$53,861	$53,025	$54,009
2023	$54,082	$53,650	$54,276
2023	$53,742	$53,109	$53,456
2023	$53,699	$53,106	$50,948
2024	$55,550	$54,919	$55,142
2024	$55,175	$54,268	$53,479
2024	$56,794	$55,975	$56,183
2024	$57,352	$56,405	$56,321
2025	$57,918	$56,846	$56,282

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	4.26%	1.26%	1.48%
Bloomberg U.S. 1-5 Year Government Bond Index	3.51%	0.93%	1.29%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Agency Bonds and Notes	35.7%
Asset-Backed/Commercial Mortgage-Backed Securities	12.8%
Conventional Mortgage-Backed Securities	38.4%
Nonconventional Mortgage-Backed Securities	3.7%
U.S. Government Securities	12.7%
Other Assets and Liabilities—NetFootnote Reference	(3.3%)

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$4,366
Number of Portfolio Holdings	463
Portfolio Turnover Rate	403%
Total Investment Advisory Fees (in thousands)	$549

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR549

Vanguard Short-Term Investment-Grade Fund

Investor Shares (VFSTX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1-5 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by its overweight allocation to credit risk as credit spreads tightened over the 12-month period. Security selection within industrial corporate bonds and allocations to asset-backed securities and commercial mortgage-backed securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$10,045	$10,035	$9,916
2015	$10,027	$10,026	$9,853
2015	$10,061	$10,056	$9,907
2016	$10,077	$10,062	$9,984
2016	$10,242	$10,229	$10,186
2016	$10,373	$10,351	$10,437
2016	$10,379	$10,352	$10,340
2017	$10,330	$10,305	$10,129
2017	$10,416	$10,408	$10,270
2017	$10,489	$10,500	$10,384
2017	$10,517	$10,528	$10,433
2018	$10,464	$10,460	$10,347
2018	$10,419	$10,419	$10,238
2018	$10,478	$10,482	$10,300
2018	$10,511	$10,517	$10,219
2019	$10,680	$10,729	$10,580
2019	$10,859	$10,912	$10,779
2019	$11,043	$11,107	$11,133
2019	$11,170	$11,278	$11,395
2020	$11,299	$11,422	$11,600
2020	$11,295	$11,453	$11,948
2020	$11,647	$11,786	$12,260
2020	$11,675	$11,813	$12,100
2021	$11,783	$11,905	$12,148
2021	$11,767	$11,888	$11,916
2021	$11,844	$11,957	$12,174
2021	$11,750	$11,863	$12,042
2022	$11,588	$11,706	$11,787
2022	$11,131	$11,262	$10,902
2022	$11,227	$11,364	$11,064
2022	$10,821	$10,957	$10,153
2023	$11,219	$11,351	$10,802
2023	$11,317	$11,452	$10,855
2023	$11,306	$11,438	$10,691
2023	$11,255	$11,390	$10,190
2024	$11,757	$11,893	$11,028
2024	$11,697	$11,830	$10,696
2024	$12,088	$12,209	$11,237
2024	$12,228	$12,353	$11,264
2025	$12,359	$12,480	$11,256

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	5.12%	1.81%	2.14%
Bloomberg U.S. 1-5 Year Credit Bond Index	4.93%	1.79%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.1%
Consumer Discretionary	5.0%
Consumer Staples	4.5%
Energy	6.4%
Financials	30.3%
Health Care	7.6%
Industrials	5.4%
Materials	2.0%
Real Estate	4.0%
Technology	5.1%
Utilities	5.7%
Other	17.5%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$54,926
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$6,440

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR39

Vanguard Short-Term Investment-Grade Fund

Admiral™ Shares (VFSUX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1-5 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by its overweight allocation to credit risk as credit spreads tightened over the 12-month period. Security selection within industrial corporate bonds and allocations to asset-backed securities and commercial mortgage-backed securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$50,000	$50,000	$50,000
2015	$50,235	$50,174	$49,581
2015	$50,161	$50,131	$49,263
2015	$50,341	$50,281	$49,533
2016	$50,433	$50,310	$49,920
2016	$51,272	$51,143	$50,930
2016	$51,941	$51,755	$52,186
2016	$51,983	$51,761	$51,698
2017	$51,754	$51,527	$50,645
2017	$52,194	$52,039	$51,352
2017	$52,577	$52,498	$51,918
2017	$52,728	$52,640	$52,164
2018	$52,475	$52,301	$51,734
2018	$52,264	$52,094	$51,188
2018	$52,575	$52,412	$51,502
2018	$52,754	$52,586	$51,093
2019	$53,613	$53,644	$52,898
2019	$54,525	$54,562	$53,896
2019	$55,460	$55,535	$55,664
2019	$56,113	$56,391	$56,974
2020	$56,775	$57,109	$58,000
2020	$56,769	$57,265	$59,740
2020	$58,555	$58,928	$61,298
2020	$58,710	$59,064	$60,499
2021	$59,270	$59,526	$60,738
2021	$59,204	$59,442	$59,580
2021	$59,603	$59,783	$60,868
2021	$59,148	$59,317	$60,209
2022	$58,344	$58,531	$58,935
2022	$56,057	$56,308	$54,509
2022	$56,555	$56,820	$55,319
2022	$54,525	$54,783	$50,767
2023	$56,543	$56,756	$54,009
2023	$57,053	$57,262	$54,276
2023	$57,008	$57,190	$53,456
2023	$56,768	$56,952	$50,948
2024	$59,313	$59,467	$55,142
2024	$59,025	$59,148	$53,479
2024	$61,015	$61,044	$56,183
2024	$61,735	$61,763	$56,321
2025	$62,415	$62,401	$56,282

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	5.23%	1.91%	2.24%
Bloomberg U.S. 1-5 Year Credit Bond Index	4.93%	1.79%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.1%
Consumer Discretionary	5.0%
Consumer Staples	4.5%
Energy	6.4%
Financials	30.3%
Health Care	7.6%
Industrials	5.4%
Materials	2.0%
Real Estate	4.0%
Technology	5.1%
Utilities	5.7%
Other	17.5%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$54,926
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$6,440

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR539

Vanguard Short-Term Investment-Grade Fund

Institutional Shares (VFSIX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. 1-5 Year Credit Bond Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid increased expectations for inflation down the road.

  The Fund’s outperformance was driven largely by its overweight allocation to credit risk as credit spreads tightened over the 12-month period. Security selection within industrial corporate bonds and allocations to asset-backed securities and commercial mortgage-backed securities also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Bloomberg U.S. 1-5 Year Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,023,894	$5,017,360	$4,958,133
2015	$5,016,797	$5,013,073	$4,926,268
2015	$5,035,206	$5,028,123	$4,953,291
2016	$5,044,856	$5,030,987	$4,992,004
2016	$5,129,097	$5,114,304	$5,093,017
2016	$5,196,449	$5,175,497	$5,218,643
2016	$5,200,783	$5,176,065	$5,169,774
2017	$5,178,481	$5,152,683	$5,064,526
2017	$5,222,932	$5,203,857	$5,135,217
2017	$5,261,656	$5,249,815	$5,191,780
2017	$5,277,179	$5,264,043	$5,216,420
2018	$5,252,206	$5,230,078	$5,173,359
2018	$5,231,452	$5,209,386	$5,118,825
2018	$5,263,017	$5,241,189	$5,150,241
2018	$5,281,311	$5,258,626	$5,109,304
2019	$5,367,726	$5,364,426	$5,289,814
2019	$5,459,433	$5,456,180	$5,389,644
2019	$5,553,513	$5,553,460	$5,566,421
2019	$5,619,327	$5,639,061	$5,697,351
2020	$5,686,050	$5,710,948	$5,799,992
2020	$5,685,847	$5,726,451	$5,973,977
2020	$5,865,150	$5,892,809	$6,129,811
2020	$5,881,119	$5,906,350	$6,049,864
2021	$5,937,635	$5,952,634	$6,073,782
2021	$5,931,447	$5,944,155	$5,958,027
2021	$5,971,877	$5,978,278	$6,086,795
2021	$5,926,742	$5,931,708	$6,020,946
2022	$5,846,604	$5,853,065	$5,893,541
2022	$5,617,896	$5,630,805	$5,450,875
2022	$5,668,203	$5,681,955	$5,531,901
2022	$5,465,185	$5,478,316	$5,076,711
2023	$5,667,883	$5,675,638	$5,400,861
2023	$5,719,440	$5,726,246	$5,427,565
2023	$5,715,341	$5,719,017	$5,345,590
2023	$5,691,715	$5,695,211	$5,094,782
2024	$5,947,280	$5,946,674	$5,514,176
2024	$5,918,887	$5,914,781	$5,347,889
2024	$6,118,832	$6,104,413	$5,618,272
2024	$6,191,543	$6,176,256	$5,632,091
2025	$6,260,142	$6,240,123	$5,628,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	5.26%	1.94%	2.27%
Bloomberg U.S. 1-5 Year Credit Bond Index	4.93%	1.79%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communications	5.1%
Consumer Discretionary	5.0%
Consumer Staples	4.5%
Energy	6.4%
Financials	30.3%
Health Care	7.6%
Industrials	5.4%
Materials	2.0%
Real Estate	4.0%
Technology	5.1%
Utilities	5.7%
Other	17.5%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$54,926
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	75%
Total Investment Advisory Fees (in thousands)	$6,440

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR858

Vanguard Ultra-Short-Term Bond Fund

Investor Shares (VUBFX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher on expectations for inflation down the road.

  The Fund’s outperformance was mainly driven by the higher yields the Fund earned from holding investment-grade corporate bonds and asset-backed securities. The narrowing in credit spreads that occurred during the period also helped.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 24, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
2/24/15	$10,000	$10,000	$10,000
4/30/15	$10,007	$10,008	$10,008
7/31/15	$10,010	$10,018	$9,944
10/31/15	$10,034	$10,029	$9,998
1/31/16	$10,044	$10,048	$10,076
4/30/16	$10,076	$10,064	$10,280
7/31/16	$10,115	$10,093	$10,534
10/31/16	$10,138	$10,104	$10,435
1/31/17	$10,157	$10,120	$10,223
4/30/17	$10,185	$10,125	$10,365
7/31/17	$10,226	$10,148	$10,480
10/31/17	$10,260	$10,168	$10,529
1/31/18	$10,276	$10,184	$10,442
4/30/18	$10,303	$10,214	$10,332
7/31/18	$10,358	$10,264	$10,396
10/31/18	$10,418	$10,314	$10,313
1/31/19	$10,516	$10,398	$10,678
4/30/19	$10,608	$10,479	$10,879
7/31/19	$10,700	$10,565	$11,236
10/31/19	$10,788	$10,655	$11,500
1/31/20	$10,854	$10,701	$11,707
4/30/20	$10,849	$10,851	$12,059
7/31/20	$10,989	$10,860	$12,373
10/31/20	$11,017	$10,865	$12,212
1/31/21	$11,050	$10,874	$12,260
4/30/21	$11,059	$10,881	$12,026
7/31/21	$11,072	$10,883	$12,286
10/31/21	$11,060	$10,882	$12,153
1/31/22	$11,007	$10,843	$11,896
4/30/22	$10,911	$10,797	$11,003
7/31/22	$10,938	$10,797	$11,166
10/31/22	$10,897	$10,772	$10,247
1/31/23	$11,060	$10,911	$10,902
4/30/23	$11,177	$11,027	$10,956
7/31/23	$11,279	$11,109	$10,790
10/31/23	$11,396	$11,251	$10,284
1/31/24	$11,642	$11,465	$11,130
4/30/24	$11,745	$11,542	$10,795
7/31/24	$11,955	$11,729	$11,341
10/31/24	$12,128	$11,896	$11,368
1/31/25	$12,289	$12,039	$11,361

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/24/15
Investor Shares	5.56%	2.52%	2.10%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.00%	2.39%	1.89%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.29%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	25.6%
Corporate Bonds	63.9%
Sovereign Bonds	1.9%
U.S. Government and Agency Obligations	3.1%
Other Assets and Liabilities—NetFootnote Reference	5.5%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$13,593
Number of Portfolio Holdings	749
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$1,503

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1492

Vanguard Ultra-Short-Term Bond Fund

Admiral™ Shares (VUSFX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.

  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher on expectations for inflation down the road.

  The Fund’s outperformance was mainly driven by the higher yields the Fund earned from holding investment-grade corporate bonds and asset-backed securities. The narrowing in credit spreads that occurred during the period also helped.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 24, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
2/24/15	$50,000	$50,000	$50,000
4/30/15	$50,040	$50,041	$50,040
7/31/15	$50,090	$50,089	$49,718
10/31/15	$50,173	$50,144	$49,991
1/31/16	$50,253	$50,239	$50,382
4/30/16	$50,450	$50,320	$51,401
7/31/16	$50,657	$50,467	$52,669
10/31/16	$50,788	$50,519	$52,176
1/31/17	$50,867	$50,598	$51,114
4/30/17	$51,040	$50,626	$51,827
7/31/17	$51,263	$50,741	$52,398
10/31/17	$51,445	$50,841	$52,647
1/31/18	$51,508	$50,919	$52,212
4/30/18	$51,654	$51,070	$51,662
7/31/18	$51,971	$51,319	$51,979
10/31/18	$52,285	$51,569	$51,566
1/31/19	$52,765	$51,992	$53,388
4/30/19	$53,264	$52,396	$54,395
7/31/19	$53,739	$52,823	$56,179
10/31/19	$54,167	$53,275	$57,501
1/31/20	$54,510	$53,503	$58,537
4/30/20	$54,504	$54,255	$60,292
7/31/20	$55,218	$54,300	$61,865
10/31/20	$55,372	$54,324	$61,058
1/31/21	$55,524	$54,372	$61,300
4/30/21	$55,609	$54,405	$60,132
7/31/21	$55,687	$54,415	$61,431
10/31/21	$55,643	$54,408	$60,767
1/31/22	$55,414	$54,213	$59,481
4/30/22	$54,919	$53,983	$55,013
7/31/22	$55,095	$53,986	$55,831
10/31/22	$54,876	$53,858	$51,237
1/31/23	$55,714	$54,555	$54,508
4/30/23	$56,313	$55,136	$54,778
7/31/23	$56,845	$55,544	$53,950
10/31/23	$57,478	$56,257	$51,419
1/31/24	$58,732	$57,327	$55,652
4/30/24	$59,238	$57,712	$53,974
7/31/24	$60,342	$58,647	$56,703
10/31/24	$61,231	$59,478	$56,842
1/31/25	$61,997	$60,195	$56,803

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/24/15
Admiral Shares	5.56%	2.61%	2.19%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.00%	2.39%	1.89%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.29%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	25.6%
Corporate Bonds	63.9%
Sovereign Bonds	1.9%
U.S. Government and Agency Obligations	3.1%
Other Assets and Liabilities—NetFootnote Reference	5.5%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$13,593
Number of Portfolio Holdings	749
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$1,503

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR592

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended January 31, 2025	Fiscal Year Ended January 31, 2024
(a) Audit Fees.	$452,000	$460,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$452,000	$460,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended January 31, 2025	Fiscal Year Ended January 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,664,500	$3,295,924
Tax Fees.	$1,898,992	$1,678,928
All Other Fees.	$25,000	$25,000
Total.	$5,588,492	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended January 31, 2025
Vanguard U.S. Government Bond Funds
Vanguard Short-Term Treasury Fund
Vanguard Short-Term Federal Fund
Vanguard Intermediate-Term Treasury Fund
Vanguard Long-Term Treasury Fund

Contents
Short-Term Treasury Fund	1
Short-Term Federal Fund	14
Intermediate-Term Treasury Fund	28
Long-Term Treasury Fund	42
Report of Independent Registered Public Accounting Firm	55
Tax information	56

Short-Term Treasury Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (94.8%)
U.S. Government Securities (80.9%)
	United States Treasury Note/Bond	1.625%	2/15/26	68,000	66,194
	United States Treasury Note/Bond	4.625%	2/28/26	190,000	190,712
	United States Treasury Note/Bond	0.750%	3/31/26	23,000	22,102
	United States Treasury Note/Bond	4.500%	3/31/26	41,600	41,711
	United States Treasury Note/Bond	0.750%	4/30/26	209,800	201,047
[1,2]	United States Treasury Note/Bond	0.750%	5/31/26	155,100	148,217
	United States Treasury Note/Bond	4.875%	5/31/26	205,900	207,573
	United States Treasury Note/Bond	0.875%	6/30/26	213,000	203,314
	United States Treasury Note/Bond	4.625%	6/30/26	139,850	140,615
	United States Treasury Note/Bond	4.500%	7/15/26	101,000	101,395
	United States Treasury Note/Bond	0.625%	7/31/26	75,000	71,145
	United States Treasury Note/Bond	4.375%	7/31/26	67,900	68,049
	United States Treasury Note/Bond	1.500%	8/15/26	94,000	90,225
	United States Treasury Note/Bond	4.375%	8/15/26	34,726	34,802
	United States Treasury Note/Bond	0.750%	8/31/26	50,700	48,046
	United States Treasury Note/Bond	1.375%	8/31/26	12,000	11,486
	United States Treasury Note/Bond	4.625%	9/15/26	35,100	35,319
	United States Treasury Note/Bond	4.125%	10/31/26	104,100	103,937
	United States Treasury Note/Bond	4.625%	11/15/26	51,500	51,846
	United States Treasury Note/Bond	4.125%	1/31/27	144,100	143,897
	United States Treasury Note/Bond	1.875%	2/28/27	160,000	152,625
	United States Treasury Note/Bond	0.500%	4/30/27	50,000	46,063
	United States Treasury Note/Bond	4.500%	5/15/27	51,000	51,295
	United States Treasury Note/Bond	0.500%	5/31/27	118,000	108,376
	United States Treasury Note/Bond	0.500%	6/30/27	40,000	36,625
	United States Treasury Note/Bond	4.375%	7/15/27	49,600	49,771
	United States Treasury Note/Bond	0.375%	7/31/27	178,800	162,652
	United States Treasury Note/Bond	2.750%	7/31/27	172,800	166,806
	United States Treasury Note/Bond	3.750%	8/15/27	10,000	9,886
	United States Treasury Note/Bond	3.125%	8/31/27	115,000	111,909
	United States Treasury Note/Bond	3.875%	10/15/27	80,000	79,275
	United States Treasury Note/Bond	0.625%	11/30/27	14,400	13,028
	United States Treasury Note/Bond	3.875%	11/30/27	27,000	26,734
	United States Treasury Note/Bond	0.625%	12/31/27	95,500	86,114
	United States Treasury Note/Bond	4.250%	1/15/28	119,200	119,237
	United States Treasury Note/Bond	1.125%	2/29/28	25,250	23,001
	United States Treasury Note/Bond	1.250%	3/31/28	111,100	101,344
	United States Treasury Note/Bond	1.250%	4/30/28	40,400	36,751
	United States Treasury Note/Bond	1.250%	5/31/28	120,000	108,862
	United States Treasury Note/Bond	1.250%	6/30/28	116,700	105,614
	United States Treasury Note/Bond	2.875%	8/15/28	18,200	17,364
	United States Treasury Note/Bond	1.125%	8/31/28	96,889	86,807
	United States Treasury Note/Bond	4.375%	8/31/28	52,400	52,539
	United States Treasury Note/Bond	1.250%	9/30/28	120,700	108,366
	United States Treasury Note/Bond	4.625%	9/30/28	65,000	65,721
	United States Treasury Note/Bond	1.375%	12/31/28	108,200	96,873
	United States Treasury Note/Bond	3.750%	12/31/28	132,000	129,360
	United States Treasury Note/Bond	4.000%	1/31/29	60,000	59,325
	United States Treasury Note/Bond	2.375%	3/31/29	131,500	121,822
	United States Treasury Note/Bond	4.125%	3/31/29	119,900	119,001
	United States Treasury Note/Bond	3.250%	6/30/29	86,200	82,496
	United States Treasury Note/Bond	2.625%	7/31/29	61,000	56,787
	United States Treasury Note/Bond	3.125%	8/31/29	12,500	11,873
	United States Treasury Note/Bond	3.875%	9/30/29	51,500	50,486
	United States Treasury Note/Bond	4.375%	12/31/29	20,000	20,038
	United States Treasury Note/Bond	3.500%	1/31/30	47,000	45,223
	United States Treasury Note/Bond	0.625%	5/15/30	25,400	20,955
					4,722,636
1

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Agency Bonds and Notes (0.7%)
	Private Export Funding Corp.	3.650%	3/15/30	42,500	40,855
Conventional Mortgage-Backed Securities (13.2%)
[3,4]	Fannie Mae Pool	2.450%	10/1/26	2,475	2,393
[3,4]	Fannie Mae Pool	2.280%	11/1/26	3,014	2,903
[3,4]	Fannie Mae Pool	2.220%	2/1/27	9,109	8,708
[3,4]	Fannie Mae Pool	2.170%	3/1/27	7,000	6,669
[3,4]	Fannie Mae Pool	2.940%	4/1/27	6,019	5,826
[3,4]	Fannie Mae Pool	1.530%	5/1/27	5,698	5,335
[3,4]	Fannie Mae Pool	2.840%	9/1/27	8,866	8,507
[3,4]	Fannie Mae Pool	3.000%	10/1/27	1,454	1,396
[3,4]	Fannie Mae Pool	1.120%	12/1/27	14,900	13,529
[3,4]	Fannie Mae Pool	2.680%	6/1/28	19,600	18,446
[3,4]	Fannie Mae Pool	4.700%	7/1/28–1/1/30	9,290	9,269
[3,4]	Fannie Mae Pool	5.090%	11/1/28	6,633	6,711
[3,4]	Fannie Mae Pool	4.910%	12/1/28	17,320	17,455
[3,4]	Fannie Mae Pool	3.790%	1/1/29	6,800	6,565
[3,4]	Fannie Mae Pool	3.320%	7/1/29	1,200	1,133
[3,4]	Fannie Mae Pool	2.140%	10/1/29	4,379	3,928
[3,4]	Fannie Mae Pool	4.600%	11/1/29	1,900	1,885
[3,4]	Fannie Mae Pool	4.410%	12/1/29	10,400	10,231
[3,4]	Fannie Mae Pool	4.250%	1/1/30	12,400	12,133
[3,4]	Freddie Mac Gold Pool	2.500%	11/1/28–7/1/33	35,254	33,886
[3,4]	Freddie Mac Pool	1.180%	5/1/27	3,500	3,250
[3,4]	Freddie Mac Pool	1.050%	10/1/27	12,000	10,947
[3,4]	Freddie Mac Pool	3.710%	7/1/29	5,000	4,805
[3,4]	Freddie Mac Pool	3.830%	7/1/29–8/1/29	10,079	9,721
[3,4]	Freddie Mac Pool	3.934%	9/1/29	8,000	7,755
[3,4]	Freddie Mac Pool	4.000%	9/1/29–10/1/29	49,100	47,678
[3,4]	UMBS Pool	2.500%	1/1/28–1/1/33	70,917	68,987
[3,4]	UMBS Pool	2.000%	10/1/30–10/1/31	162,996	153,031
[3,4]	UMBS Pool	1.500%	11/1/30–3/1/32	307,700	284,901
					767,983
Total U.S. Government and Agency Obligations (Cost $5,534,003)					5,531,474
Asset-Backed/Commercial Mortgage-Backed Securities (3.6%)
[3,4]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	14,286	13,909
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M8	3.303%	6/25/28	10,210	9,827
[3,4,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.355%	7/25/28	7,360	7,098
[3,4,5]	Fannie Mae-Aces Class A2 Series 2024-M6	2.905%	7/25/27	131,500	127,007
[3,4,5]	Freddie Mac Multiclass Certificates Class A1 Series 2021-P007	1.097%	11/25/27	4,765	4,341
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K086	3.859%	11/25/28	2,100	2,045
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	2,100	2,015
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	21,700	19,859
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	23,000	22,728
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $208,482)					208,829
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6]	Vanguard Market Liquidity Fund (Cost $34,283)	4.371%		342,866	34,283
Total Investments (99.0%) (Cost $5,776,768)					5,774,586
Other Assets and Liabilities—Net (1.0%)					59,999
Net Assets (100%)					5,834,585
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,910,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $6,302,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
UMBS—Uniform Mortgage-Backed Securities.
2

Short-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	3,091	635,587	1,255
Ultra 10-Year U.S. Treasury Note	March 2025	339	37,756	(60)
				1,195

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(3,614)	(384,496)	(220)
10-Year U.S. Treasury Note	March 2025	(179)	(19,483)	(267)
Long U.S. Treasury Bond	March 2025	(9)	(1,025)	29
Ultra Long U.S. Treasury Bond	March 2025	(153)	(18,126)	62
				(396)
				799

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/31/29	3/3/25[1]	15,250	0.000[2]	(4.093)[3]	(23)	(23)
7/5/29	N/A	12,270	2.530[4]	(0.000)[5]	15	15
7/5/29	N/A	11,320	2.525[4]	(0.000)[5]	11	11
7/5/29	N/A	11,320	2.523[4]	(0.000)[5]	10	10
7/10/29	N/A	14,461	2.491[4]	(0.000)[5]	(11)	(11)
7/10/29	N/A	12,560	2.484[4]	(0.000)[5]	(14)	(14)
7/15/29	N/A	12,565	2.420[4]	(0.000)[5]	(53)	(53)
7/18/29	N/A	12,560	2.449[4]	(0.000)[5]	(37)	(37)
7/19/29	N/A	12,565	2.437[4]	(0.000)[5]	(45)	(45)
8/1/29	N/A	12,560	2.394[4]	(0.000)[5]	(75)	(75)
8/5/29	N/A	12,564	2.363[4]	(0.000)[5]	(96)	(96)
11/7/29	N/A	18,375	2.495[4]	(0.000)[5]	(72)	(72)
11/8/29	N/A	51,560	2.560[4]	(0.000)[5]	(47)	(47)
1/28/30	N/A	10,000	2.544[4]	(0.000)[5]	(9)	(9)
7/5/54	N/A	2,700	0.000[5]	(2.522)[4]	(26)	(26)
7/5/54	N/A	2,490	0.000[5]	(2.519)[4]	(22)	(22)
7/5/54	N/A	2,490	0.000[5]	(2.524)[4]	(25)	(25)
7/10/54	N/A	3,110	0.000[5]	(2.510)[4]	(22)	(22)
7/10/54	N/A	2,700	0.000[5]	(2.499)[4]	(13)	(13)
7/15/54	N/A	2,700	0.000[5]	(2.469)[4]	3	3
7/18/54	N/A	2,705	0.000[5]	(2.501)[4]	(14)	(14)
7/19/54	N/A	2,700	0.000[5]	(2.482)[4]	(4)	(4)
8/1/54	N/A	2,700	0.000[5]	(2.454)[4]	12	12
8/5/54	N/A	2,705	0.000[5]	(2.411)[4]	34	34
11/7/54	N/A	3,410	0.000[5]	(2.434)[4]	34	34
11/8/54	N/A	11,410	0.000[5]	(2.490)[4]	(11)	(11)
1/28/55	N/A	4,000	0.000[5]	(2.483)[4]	—	—
					(500)	(500)
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Treasury Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,742,485)	5,740,303
Affiliated Issuers (Cost $34,283)	34,283
Total Investments in Securities	5,774,586
Investment in Vanguard	156
Receivables for Investment Securities Sold	599,671
Receivables for Accrued Income	29,062
Receivables for Capital Shares Issued	12,193
Variation Margin Receivable—Futures Contracts	498
Other Assets	130
Total Assets	6,416,296
Liabilities
Due to Custodian	85
Payables for Investment Securities Purchased	574,582
Payables for Capital Shares Redeemed	4,203
Payables for Distributions	2,449
Payables to Vanguard	308
Variation Margin Payable—Centrally Cleared Swap Contracts	84
Total Liabilities	581,711
Net Assets	5,834,585
At January 31, 2025, net assets consisted of:

Paid-in Capital	6,458,323
Total Distributable Earnings (Loss)	(623,738)
Net Assets	5,834,585

Investor Shares—Net Assets
Applicable to 47,953,045 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	471,106
Net Asset Value Per Share—Investor Shares	$9.82

Admiral™ Shares—Net Assets
Applicable to 545,936,820 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,363,479
Net Asset Value Per Share—Admiral Shares	$9.82

See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Treasury Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	265,323
Total Income	265,323
Expenses
The Vanguard Group—Note B
Investment Advisory Services	699
Management and Administrative—Investor Shares	814
Management and Administrative—Admiral Shares	4,283
Marketing and Distribution—Investor Shares	31
Marketing and Distribution—Admiral Shares	271
Custodian Fees	44
Auditing Fees	36
Shareholders’ Reports and Proxy Fees—Investor Shares	39
Shareholders’ Reports and Proxy Fees—Admiral Shares	72
Trustees’ Fees and Expenses	3
Other Expenses	15
Total Expenses	6,307
Expenses Paid Indirectly	(6)
Net Expenses	6,301
Net Investment Income	259,022
Realized Net Gain (Loss)
Investment Securities Sold[1]	(9,921)
Futures Contracts	1,611
Swap Contracts	(256)
Realized Net Gain (Loss)	(8,566)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(29,674)
Futures Contracts	2,123
Swap Contracts	(500)
Change in Unrealized Appreciation (Depreciation)	(28,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,405
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,650,000, $12,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Treasury Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	259,022	268,947
Realized Net Gain (Loss)	(8,566)	(283,961)
Change in Unrealized Appreciation (Depreciation)	(28,051)	194,695
Net Increase (Decrease) in Net Assets Resulting from Operations	222,405	179,681
Distributions
Investor Shares	(20,656)	(21,888)
Admiral Shares	(238,436)	(246,934)
Total Distributions	(259,092)	(268,822)
Capital Share Transactions
Investor Shares	(34,872)	(53,952)
Admiral Shares	(200,416)	(495,323)
Net Increase (Decrease) from Capital Share Transactions	(235,288)	(549,275)
Total Increase (Decrease)	(271,975)	(638,416)
Net Assets
Beginning of Period	6,106,560	6,744,976
End of Period	5,834,585	6,106,560

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.88	$10.00	$10.54	$10.77	$10.64
Investment Operations
Net Investment Income[1]	.430	.397	.215	.036	.070
Net Realized and Unrealized Gain (Loss) on Investments	(.060)	(.120)	(.540)	(.207)	.286
Total from Investment Operations	.370	.277	(.325)	(.171)	.356
Distributions
Dividends from Net Investment Income	(.430)	(.397)	(.215)	(.035)	(.070)
Distributions from Realized Capital Gains	—	—	—	(.024)	(.156)
Total Distributions	(.430)	(.397)	(.215)	(.059)	(.226)
Net Asset Value, End of Period	$9.82	$9.88	$10.00	$10.54	$10.77
Total Return[2]	3.83%	2.87%	-3.08%	-1.60%	3.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$471	$509	$570	$582	$701
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.38%	4.04%	2.12%	0.34%	0.64%
Portfolio Turnover Rate[4]	348%	314%	284%	213%	357%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 15%, 23%, 27%, 4%, and 57%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.88	$10.00	$10.54	$10.77	$10.64
Investment Operations
Net Investment Income[1]	.440	.407	.224	.047	.079
Net Realized and Unrealized Gain (Loss) on Investments	(.060)	(.120)	(.539)	(.207)	.288
Total from Investment Operations	.380	.287	(.315)	(.160)	.367
Distributions
Dividends from Net Investment Income	(.440)	(.407)	(.225)	(.046)	(.081)
Distributions from Realized Capital Gains	—	—	—	(.024)	(.156)
Total Distributions	(.440)	(.407)	(.225)	(.070)	(.237)
Net Asset Value, End of Period	$9.82	$9.88	$10.00	$10.54	$10.77
Total Return[2]	3.94%	2.97%	-2.99%	-1.50%	3.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,363	$5,598	$6,175	$6,851	$7,818
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.48%	4.14%	2.20%	0.44%	0.73%
Portfolio Turnover Rate[4]	348%	314%	284%	213%	357%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 15%, 23%, 27%, 4%, and 57%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 10% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing
9

Short-Term Treasury Fund
changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
10

Short-Term Treasury Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $156,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,531,474	—	5,531,474
Asset-Backed/Commercial Mortgage-Backed Securities	—	208,829	—	208,829
Temporary Cash Investments	34,283	—	—	34,283
Total	34,283	5,740,303	—	5,774,586
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,346	—	—	1,346
Swap Contracts	119[1]	—	—	119
Total	1,465	—	—	1,465
Liabilities
Futures Contracts[1]	(547)	—	—	(547)
Swap Contracts	(619)[1]	—	—	(619)
Total	(1,166)	—	—	(1,166)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,872
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(4,609)
Capital Loss Carryforwards	(619,552)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,449)
Total	(623,738)
11

Short-Term Treasury Fund
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	259,092	268,822
Long-Term Capital Gains	—	—
Total	259,092	268,822
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,778,695
Gross Unrealized Appreciation	15,024
Gross Unrealized Depreciation	(19,633)
Net Unrealized Appreciation (Depreciation)	(4,609)
F.	During the year ended January 31, 2025, the fund purchased $19,205,631,000 of investment securities and sold $19,588,519,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	121,384	12,351	205,936	20,918
Issued in Lieu of Cash Distributions	18,972	1,933	19,534	1,986
Redeemed	(175,228)	(17,850)	(279,422)	(28,372)
Net Increase (Decrease)—Investor Shares	(34,872)	(3,566)	(53,952)	(5,468)
Admiral Shares
Issued	1,300,485	132,237	1,828,371	185,498
Issued in Lieu of Cash Distributions	206,204	21,013	206,964	21,046
Redeemed	(1,707,105)	(173,927)	(2,530,658)	(257,345)
Net Increase (Decrease)—Admiral Shares	(200,416)	(20,677)	(495,323)	(50,801)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
12

Short-Term Treasury Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Short-Term Federal Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (90.5%)
U.S. Government Securities (12.7%)
	United States Treasury Note/Bond	3.625%	5/15/26	35,000	34,738
	United States Treasury Note/Bond	4.125%	6/15/26	100,000	99,859
[1,2]	United States Treasury Note/Bond	4.375%	7/31/26	215,000	215,470
	United States Treasury Note/Bond	4.125%	10/31/26	57,700	57,610
	United States Treasury Note/Bond	3.875%	11/30/27	43,000	42,577
	United States Treasury Note/Bond	2.875%	5/15/28	38,000	36,391
	United States Treasury Note/Bond	3.250%	6/30/29	45,000	43,066
	United States Treasury Note/Bond	3.875%	9/30/29	27,000	26,468
					556,179
Agency Bonds and Notes (35.7%)
[3]	Fannie Mae Interest Strip	0.000%	11/15/25	8,000	7,734
[3]	Fannie Mae Principal Strip	0.000%	5/15/30	36,600	28,826
[3]	Fannie Mae Principal Strip	0.000%	11/15/30	7,000	5,381
	Federal Home Loan Banks	4.800%	3/6/28	100,000	100,240
[3]	Federal Home Loan Mortgage Corp.	4.160%	8/28/25	52,950	52,877
[3]	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	169,570
[3]	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	188,709
[3]	Federal Home Loan Mortgage Corp.	5.050%	11/26/27	105,368	105,415
[3]	Federal National Mortgage Assn.	0.650%	12/17/25	138,500	134,233
[3]	Federal National Mortgage Assn.	0.650%	12/17/25	180,495	174,934
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	19,983	15,064
	Private Export Funding Corp.	4.300%	12/15/28	45,000	44,485
	Private Export Funding Corp.	3.650%	3/15/30	59,100	56,813
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	389,637	310,967
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	205,807	162,163
					1,557,411
Conventional Mortgage-Backed Securities (38.4%)
[3,4]	Fannie Mae Pool	2.450%	10/1/26	1,900	1,837
[3,4]	Fannie Mae Pool	2.280%	11/1/26	2,344	2,258
[3,4]	Fannie Mae Pool	2.220%	2/1/27	10,102	9,656
[3,4]	Fannie Mae Pool	2.170%	3/1/27	7,800	7,431
[3,4]	Fannie Mae Pool	2.940%	4/1/27	4,507	4,362
[3,4]	Fannie Mae Pool	1.530%	5/1/27	3,187	2,984
[3,4]	Fannie Mae Pool	2.840%	9/1/27	9,753	9,358
[3,4]	Fannie Mae Pool	3.000%	10/1/27	1,112	1,068
[3,4]	Fannie Mae Pool	1.120%	12/1/27	16,500	14,982
[3,4]	Fannie Mae Pool	2.680%	6/1/28	14,700	13,834
[3,4]	Fannie Mae Pool	4.700%	7/1/28–1/1/30	6,800	6,785
[3,4]	Fannie Mae Pool	5.090%	11/1/28	4,800	4,857
[3,4]	Fannie Mae Pool	4.910%	12/1/28	13,100	13,202
[3,4]	Fannie Mae Pool	3.790%	1/1/29	5,000	4,827
[3,4]	Fannie Mae Pool	3.320%	7/1/29	900	849
[3,4]	Fannie Mae Pool	2.140%	10/1/29	3,284	2,946
[3,4]	Fannie Mae Pool	4.600%	11/1/29	1,400	1,389
[3,4]	Fannie Mae Pool	4.410%	12/1/29	7,800	7,673
[3,4]	Fannie Mae Pool	4.250%	1/1/30	9,300	9,100
[3,4]	Fannie Mae Pool	4.300%	1/1/30	10,600	10,373
[3,4]	Freddie Mac Gold Pool	3.000%	11/1/26–8/1/33	16,085	15,581
[3,4]	Freddie Mac Gold Pool	2.500%	9/1/27–7/1/33	61,310	58,797
[3,4]	Freddie Mac Gold Pool	2.000%	3/1/28–6/1/30	32,776	31,728
[3,4]	Freddie Mac Pool	1.180%	5/1/27	3,800	3,529
[3,4]	Freddie Mac Pool	1.050%	10/1/27	13,200	12,042
[3,4]	Freddie Mac Pool	3.080%	3/1/29	12,300	11,563
[3,4]	Freddie Mac Pool	3.710%	7/1/29	5,700	5,478
[3,4]	Freddie Mac Pool	3.830%	7/1/29–8/1/29	48,861	47,126
[3,4]	Freddie Mac Pool	3.934%	9/1/29	8,800	8,531
[3,4]	Freddie Mac Pool	4.000%	9/1/29–10/1/29	52,900	51,371
[4]	Ginnie Mae I Pool	2.500%	1/15/28–7/15/28	8,528	8,342
[4]	Ginnie Mae II Pool	2.500%	5/20/27–1/20/28	16,523	16,157
14

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	UMBS Pool	3.000%	4/1/26–4/1/37	63,036	60,396
[3,4]	UMBS Pool	2.000%	10/1/27–11/1/36	467,632	428,950
[3,4]	UMBS Pool	2.500%	10/1/27–4/1/37	215,129	202,359
[3,4,5]	UMBS Pool	1.500%	11/1/30–2/15/40	362,438	329,803
[3,4,5]	UMBS Pool	3.500%	4/1/31–9/1/48	22,412	21,643
[3,4,5]	UMBS Pool	4.000%	10/1/37–2/15/40	12,978	12,478
[3,4,5]	UMBS Pool	5.500%	1/1/40–2/15/40	96,343	97,284
[3,4,5]	UMBS Pool	4.500%	2/15/40	13,250	12,942
[3,4,5]	UMBS Pool	6.000%	2/15/40–2/15/55	95,000	95,739
[3,4,5]	UMBS Pool	5.000%	3/15/40	13,750	13,711
					1,675,321
Nonconventional Mortgage-Backed Securities (3.7%)
[3,4]	Fannie Mae REMICS	2.000%	10/25/32–3/25/33	11,017	10,230
[3,4]	Fannie Mae REMICS	5.500%	9/25/33	4,666	4,730
[3,4]	Fannie Mae REMICS	3.500%	10/25/34	10,843	10,411
[3,4]	Fannie Mae REMICS	1.750%	7/25/42	4,361	4,050
[3,4]	Fannie Mae REMICS	3.000%	6/25/48	21,900	19,842
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	2,277	2,197
[3,4]	Fannie Mae REMICS	2.500%	11/25/49	17,969	16,578
[3,4]	Freddie Mac REMICS	3.000%	9/15/32–11/25/48	65,309	59,577
[3,4]	Freddie Mac REMICS	2.000%	5/15/41	5,644	5,058
[3,4]	Freddie Mac REMICS	4.000%	7/15/46	4,219	4,155
[3,4]	Freddie Mac REMICS	2.500%	12/25/48	9,856	8,479
[3,4]	Freddie Mac REMICS	2.250%	8/25/49	14,967	12,823
[4]	Ginnie Mae REMICS	2.500%	6/16/43	3,656	3,407
					161,537
Total U.S. Government and Agency Obligations (Cost $4,050,482)					3,950,448
Asset-Backed/Commercial Mortgage-Backed Securities (12.8%)
[3,4]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	8,238	8,020
[3,4,6]	Fannie Mae-Aces Class A2 Series 2018-M8	3.303%	6/25/28	7,650	7,362
[3,4,6]	Fannie Mae-Aces Class A2 Series 2018-M10	3.355%	7/25/28	5,588	5,389
[3,4,6]	Fannie Mae-Aces Class A2 Series 2024-M6	2.905%	7/25/27	141,500	136,665
[3,4,6]	Freddie Mac Multiclass Certificates Class A1 Series 2021-P007	1.097%	11/25/27	5,162	4,703
[3,4,6]	Freddie Mac Multifamily Mortgage Trust Class A2 Series 2025-K533	4.230%	12/25/29	20,600	20,196
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K057	2.570%	7/25/26	67,100	65,461
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	26,223	25,504
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K059	3.120%	9/25/26	15,900	15,563
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K060	3.300%	10/25/26	9,800	9,599
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K061	3.347%	11/25/26	11,580	11,318
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K062	3.413%	12/25/26	11,500	11,269
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	14,470	14,109
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	22,439	21,763
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	27,300	26,461
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	4,949	4,787
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	42,021	40,683
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	18,400	17,791
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	11,900	11,547
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	17,600	17,252
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K086	3.859%	11/25/28	6,700	6,526
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	3,900	3,772
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	2,300	2,206
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K736	2.282%	7/25/26	5,225	5,083
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	11,000	10,433
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	4,500	4,181
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	23,000	21,049
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	32,189	31,808
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $559,280)					560,500
15

Short-Term Federal Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[7]	Vanguard Market Liquidity Fund (Cost $61,293)	4.371%	613,002	61,294
Total Investments (104.7%) (Cost $4,671,055)				4,572,242
Other Assets and Liabilities—Net (-4.7%)				(206,281)
Net Assets (100%)				4,365,961
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,719,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $9,734,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	2,359	485,069	474
Ultra 10-Year U.S. Treasury Note	March 2025	358	39,872	(40)
				434

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(3,630)	(386,198)	(1,125)
10-Year U.S. Treasury Note	March 2025	(1,804)	(196,354)	2,354
Long U.S. Treasury Bond	March 2025	(169)	(19,250)	379
Ultra Long U.S. Treasury Bond	March 2025	(115)	(13,624)	49
				1,657
				2,091

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/5/29	N/A	9,770	2.530[1]	(0.000)[2]	12	12
7/5/29	N/A	9,010	2.525[1]	(0.000)[2]	9	9
7/5/29	N/A	9,010	2.523[1]	(0.000)[2]	8	8
7/10/29	N/A	11,485	2.491[1]	(0.000)[2]	(9)	(9)
7/10/29	N/A	10,010	2.484[1]	(0.000)[2]	(11)	(11)
7/15/29	N/A	10,005	2.420[1]	(0.000)[2]	(42)	(42)
7/18/29	N/A	10,005	2.449[1]	(0.000)[2]	(30)	(30)
7/19/29	N/A	10,005	2.437[1]	(0.000)[2]	(36)	(36)
8/1/29	N/A	10,000	2.394[1]	(0.000)[2]	(60)	(60)
8/5/29	N/A	10,004	2.363[1]	(0.000)[2]	(76)	(76)
7/5/54	N/A	2,150	0.000[2]	(2.522)[1]	(20)	(20)
7/5/54	N/A	1,990	0.000[2]	(2.519)[1]	(18)	(18)
16

Short-Term Federal Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/5/54	N/A	1,980	0.000[2]	(2.524)[1]	(20)	(20)
7/10/54	N/A	2,470	0.000[2]	(2.510)[1]	(17)	(17)
7/10/54	N/A	2,150	0.000[2]	(2.499)[1]	(10)	(10)
7/15/54	N/A	2,150	0.000[2]	(2.469)[1]	2	2
7/18/54	N/A	2,155	0.000[2]	(2.501)[1]	(11)	(11)
7/19/54	N/A	2,150	0.000[2]	(2.482)[1]	(3)	(3)
8/1/54	N/A	2,150	0.000[2]	(2.454)[1]	9	9
8/5/54	N/A	2,155	0.000[2]	(2.411)[1]	27	27
					(296)	(296)
1 Interest payment received/paid at maturity.
2 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Short-Term Federal Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,609,762)	4,510,948
Affiliated Issuers (Cost $61,293)	61,294
Total Investments in Securities	4,572,242
Investment in Vanguard	118
Receivables for Investment Securities Sold	854,400
Receivables for Accrued Income	13,812
Receivables for Capital Shares Issued	5,519
Variation Margin Receivable—Futures Contracts	1,314
Other Assets	111
Total Assets	5,447,516
Liabilities
Due to Custodian	118
Payables for Investment Securities Purchased	1,074,012
Payables for Capital Shares Redeemed	5,685
Payables for Distributions	1,451
Payables to Vanguard	234
Variation Margin Payable—Centrally Cleared Swap Contracts	55
Total Liabilities	1,081,555
Net Assets	4,365,961
At January 31, 2025, net assets consisted of:

Paid-in Capital	4,915,100
Total Distributable Earnings (Loss)	(549,139)
Net Assets	4,365,961

Investor Shares—Net Assets
Applicable to 37,494,918 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	381,506
Net Asset Value Per Share—Investor Shares	$10.17

Admiral™ Shares—Net Assets
Applicable to 391,595,727 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,984,455
Net Asset Value Per Share—Admiral Shares	$10.17

See accompanying Notes, which are an integral part of the Financial Statements.
18

Short-Term Federal Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	168,528
Total Income	168,528
Expenses
The Vanguard Group—Note B
Investment Advisory Services	549
Management and Administrative—Investor Shares	682
Management and Administrative—Admiral Shares	3,220
Marketing and Distribution—Investor Shares	22
Marketing and Distribution—Admiral Shares	212
Custodian Fees	54
Auditing Fees	37
Shareholders’ Reports and Proxy Fees—Investor Shares	36
Shareholders’ Reports and Proxy Fees—Admiral Shares	154
Trustees’ Fees and Expenses	3
Other Expenses	16
Total Expenses	4,985
Net Investment Income	163,543
Realized Net Gain (Loss)
Investment Securities Sold[1]	(17,432)
Futures Contracts	899
Options Purchased	(217)
Options Written	63
Swap Contracts	(3)
Realized Net Gain (Loss)	(16,690)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	30,449
Futures Contracts	14,545
Swap Contracts	(296)
Change in Unrealized Appreciation (Depreciation)	44,698
Net Increase (Decrease) in Net Assets Resulting from Operations	191,551
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,432,000, $6,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Short-Term Federal Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	163,543	179,328
Realized Net Gain (Loss)	(16,690)	(220,003)
Change in Unrealized Appreciation (Depreciation)	44,698	191,726
Net Increase (Decrease) in Net Assets Resulting from Operations	191,551	151,051
Distributions
Investor Shares	(13,830)	(14,996)
Admiral Shares	(149,671)	(163,428)
Total Distributions	(163,501)	(178,424)
Capital Share Transactions
Investor Shares	(42,584)	(55,173)
Admiral Shares	(481,643)	(587,541)
Net Increase (Decrease) from Capital Share Transactions	(524,227)	(642,714)
Total Increase (Decrease)	(496,177)	(670,087)
Net Assets
Beginning of Period	4,862,138	5,532,225
End of Period	4,365,961	4,862,138

See accompanying Notes, which are an integral part of the Financial Statements.
20

Short-Term Federal Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.11	$10.15	$10.70	$11.02	$10.79
Investment Operations
Net Investment Income[1]	.353	.340	.182	.054	.125
Net Realized and Unrealized Gain (Loss) on Investments	.060	(.041)	(.545)	(.215)	.274
Total from Investment Operations	.413	.299	(.363)	(.161)	.399
Distributions
Dividends from Net Investment Income	(.353)	(.339)	(.187)	(.053)	(.127)
Distributions from Realized Capital Gains	—	—	—	(.106)	(.042)
Total Distributions	(.353)	(.339)	(.187)	(.159)	(.169)
Net Asset Value, End of Period	$10.17	$10.11	$10.15	$10.70	$11.02
Total Return[2]	4.16%	3.03%	-3.39%	-1.48%	3.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$382	$422	$479	$612	$767
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.49%	3.40%	1.76%	0.50%	1.14%
Portfolio Turnover Rate[4]	403%	342%	442%	424%	663%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 31%, 79%, 86%, 87%, and 180%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Short-Term Federal Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.11	$10.15	$10.70	$11.02	$10.79
Investment Operations
Net Investment Income[1]	.363	.350	.189	.065	.130
Net Realized and Unrealized Gain (Loss) on Investments	.060	(.041)	(.542)	(.215)	.280
Total from Investment Operations	.423	.309	(.353)	(.150)	.410
Distributions
Dividends from Net Investment Income	(.363)	(.349)	(.197)	(.064)	(.138)
Distributions from Realized Capital Gains	—	—	—	(.106)	(.042)
Total Distributions	(.363)	(.349)	(.197)	(.170)	(.180)
Net Asset Value, End of Period	$10.17	$10.11	$10.15	$10.70	$11.02
Total Return[2]	4.26%	3.14%	-3.29%	-1.38%	3.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,984	$4,440	$5,053	$7,258	$7,280
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.50%	1.84%	0.59%	1.19%
Portfolio Turnover Rate[4]	403%	342%	442%	424%	663%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 31%, 79%, 86%, 87%, and 180%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Short-Term Federal Fund
Notes to Financial Statements
Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At January 31, 2025, counterparties had deposited in segregated accounts securities with a value of $850,000 and cash of $513,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended January 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at January 31, 2025.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse
23

Short-Term Federal Fund
is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 11% and 12% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
24

Short-Term Federal Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $118,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,950,448	—	3,950,448
Asset-Backed/Commercial Mortgage-Backed Securities	—	560,500	—	560,500
Temporary Cash Investments	61,294	—	—	61,294
Total	61,294	4,510,948	—	4,572,242
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,256	—	—	3,256
Swap Contracts	67[1]	—	—	67
Total	3,323	—	—	3,323
Liabilities
Futures Contracts[1]	(1,165)	—	—	(1,165)
Swap Contracts	(363)[1]	—	—	(363)
Total	(1,528)	—	—	(1,528)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for swap agreements were reclassified between the individual components of total distributable earnings (loss).
25

Short-Term Federal Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,409
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(99,124)
Capital Loss Carryforwards	(451,973)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,451)
Total	(549,139)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	163,501	178,424
Long-Term Capital Gains	—	—
Total	163,501	178,424
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,671,070
Gross Unrealized Appreciation	13,889
Gross Unrealized Depreciation	(113,013)
Net Unrealized Appreciation (Depreciation)	(99,124)
E.	During the year ended January 31, 2025, the fund purchased $17,929,809,000 of investment securities and sold $18,320,579,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	58,501	5,796	77,246	7,717
Issued in Lieu of Cash Distributions	12,700	1,256	13,524	1,352
Redeemed	(113,785)	(11,280)	(145,943)	(14,584)
Net Increase (Decrease)—Investor Shares	(42,584)	(4,228)	(55,173)	(5,515)
Admiral Shares
Issued	780,679	77,199	1,266,249	126,614
Issued in Lieu of Cash Distributions	132,042	13,059	139,568	13,955
Redeemed	(1,394,364)	(137,878)	(1,993,358)	(199,332)
Net Increase (Decrease)—Admiral Shares	(481,643)	(47,620)	(587,541)	(58,763)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
26

Short-Term Federal Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
27

Intermediate-Term Treasury Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (97.8%)
U.S. Government Securities (82.8%)
	United States Treasury Note/Bond	1.125%	2/29/28	115,000	104,758
	United States Treasury Note/Bond	4.000%	2/29/28	39,417	39,134
	United States Treasury Note/Bond	1.250%	3/31/28	165,400	150,876
	United States Treasury Note/Bond	3.625%	3/31/28	7,000	6,871
	United States Treasury Note/Bond	1.250%	4/30/28	130,700	118,896
	United States Treasury Note/Bond	3.500%	4/30/28	96,900	94,674
	United States Treasury Note/Bond	1.250%	5/31/28	35,000	31,752
	United States Treasury Note/Bond	1.250%	6/30/28	118,900	107,605
	United States Treasury Note/Bond	1.000%	7/31/28	110,000	98,381
	United States Treasury Note/Bond	1.125%	8/31/28	124,336	111,397
	United States Treasury Note/Bond	4.375%	8/31/28	20,000	20,053
	United States Treasury Note/Bond	1.250%	9/30/28	168,200	151,012
	United States Treasury Note/Bond	5.250%	11/15/28	19,000	19,573
	United States Treasury Note/Bond	1.375%	12/31/28	84,100	75,296
	United States Treasury Note/Bond	3.750%	12/31/28	3,000	2,940
	United States Treasury Note/Bond	1.750%	1/31/29	19,600	17,775
	United States Treasury Note/Bond	4.000%	1/31/29	40,000	39,550
	United States Treasury Note/Bond	2.375%	3/31/29	122,550	113,531
	United States Treasury Note/Bond	3.250%	6/30/29	17,900	17,131
	United States Treasury Note/Bond	2.625%	7/31/29	23,800	22,156
	United States Treasury Note/Bond	3.125%	8/31/29	13,000	12,348
	United States Treasury Note/Bond	4.125%	10/31/29	32,400	32,111
	United States Treasury Note/Bond	3.875%	11/30/29	45,300	44,373
	United States Treasury Note/Bond	4.125%	11/30/29	30,000	29,738
	United States Treasury Note/Bond	3.875%	12/31/29	10,400	10,186
	United States Treasury Note/Bond	3.500%	1/31/30	37,000	35,601
	United States Treasury Note/Bond	1.500%	2/15/30	30,200	26,345
	United States Treasury Note/Bond	4.000%	2/28/30	78,800	77,556
	United States Treasury Note/Bond	3.625%	3/31/30	140,500	135,758
	United States Treasury Note/Bond	3.500%	4/30/30	69,200	66,432
	United States Treasury Note/Bond	0.625%	5/15/30	130,900	107,992
	United States Treasury Note/Bond	3.750%	5/31/30	100,000	97,078
	United States Treasury Note/Bond	3.750%	6/30/30	121,700	118,049
	United States Treasury Note/Bond	4.000%	7/31/30	114,800	112,701
[1,2]	United States Treasury Note/Bond	0.625%	8/15/30	187,300	153,030
	United States Treasury Note/Bond	4.125%	8/31/30	122,000	120,418
	United States Treasury Note/Bond	4.625%	9/30/30	108,000	109,266
	United States Treasury Note/Bond	0.875%	11/15/30	84,500	69,528
	United States Treasury Note/Bond	4.375%	11/30/30	99,000	98,876
	United States Treasury Note/Bond	3.750%	12/31/30	127,300	123,004
	United States Treasury Note/Bond	4.000%	1/31/31	128,700	125,945
	United States Treasury Note/Bond	4.250%	2/28/31	106,000	105,073
	United States Treasury Note/Bond	4.125%	3/31/31	118,300	116,433
	United States Treasury Note/Bond	4.625%	4/30/31	126,100	127,460
	United States Treasury Note/Bond	1.625%	5/15/31	107,800	91,394
	United States Treasury Note/Bond	4.625%	5/31/31	136,950	138,405
	United States Treasury Note/Bond	4.250%	6/30/31	85,700	84,843
	United States Treasury Note/Bond	4.125%	7/31/31	50,000	49,133
	United States Treasury Note/Bond	1.250%	8/15/31	147,600	121,124
	United States Treasury Note/Bond	3.625%	9/30/31	30,000	28,598
	United States Treasury Note/Bond	4.125%	10/31/31	20,000	19,631
	United States Treasury Note/Bond	1.375%	11/15/31	118,500	97,318
	United States Treasury Note/Bond	4.375%	1/31/32	22,900	22,807
	United States Treasury Note/Bond	1.875%	2/15/32	97,200	82,164
	United States Treasury Note/Bond	2.875%	5/15/32	57,000	51,416
	United States Treasury Note/Bond	2.750%	8/15/32	117,100	104,310
	United States Treasury Note/Bond	4.125%	11/15/32	60,300	58,962
	United States Treasury Note/Bond	3.500%	2/15/33	144,900	135,210
	United States Treasury Note/Bond	3.375%	5/15/33	112,000	103,285
	United States Treasury Note/Bond	3.875%	8/15/33	236,200	225,571
28

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.500%	11/15/33	98,400	98,246
	United States Treasury Note/Bond	4.000%	2/15/34	232,550	223,393
	United States Treasury Note/Bond	4.375%	5/15/34	183,500	181,235
	United States Treasury Note/Bond	3.875%	8/15/34	298,500	283,202
	United States Treasury Note/Bond	4.250%	11/15/34	15,000	14,651
					5,613,560
Agency Bonds and Notes (4.8%)
[3]	Fannie Mae Principal Strip	0.000%	5/15/30	56,411	44,429
[3]	Fannie Mae Principal Strip	0.000%	11/15/30	6,000	4,612
	Federal Home Loan Banks	2.250%	3/4/36	33,640	25,701
[3]	Federal Home Loan Mortgage Corp.	1.500%	7/27/32	18,340	14,558
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	26,475	19,958
	Private Export Funding Corp.	3.650%	3/15/30	51,000	49,026
	Private Export Funding Corp.	4.600%	2/15/34	38,000	37,265
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	14,800	11,812
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	151,467	119,347
					326,708
Conventional Mortgage-Backed Securities (6.3%)
[3,4]	Fannie Mae Pool	3.320%	7/1/29	1,300	1,227
[3,4]	Fannie Mae Pool	2.140%	10/1/29	5,056	4,536
[3,4]	Fannie Mae Pool	4.600%	11/1/29	2,200	2,182
[3,4]	Fannie Mae Pool	4.410%	12/1/29	12,174	11,976
[3,4]	Fannie Mae Pool	4.250%	1/1/30	14,400	14,090
[3,4]	Fannie Mae Pool	4.300%	1/1/30	11,900	11,645
[3,4]	Fannie Mae Pool	4.360%	1/1/30	19,700	19,347
[3,4]	Fannie Mae Pool	4.700%	1/1/30	5,721	5,695
[3,4]	Fannie Mae Pool	4.650%	9/1/30	5,285	5,233
[3,4]	Fannie Mae Pool	1.290%	2/1/31	1,454	1,206
[3,4]	Fannie Mae Pool	3.890%	10/1/31	2,200	2,081
[3,4]	Fannie Mae Pool	3.540%	7/1/32	5,967	5,477
[3,4]	Fannie Mae Pool	3.830%	8/1/32	6,780	6,344
[3,4]	Fannie Mae Pool	3.560%	9/1/32	8,563	7,863
[3,4]	Fannie Mae Pool	3.580%	9/1/32	11,447	10,507
[3,4]	Freddie Mac Pool	3.080%	3/1/29	19,000	17,861
[3,4]	Freddie Mac Pool	3.710%	7/1/29	11,500	11,052
[3,4]	Freddie Mac Pool	3.934%	9/1/29	17,400	16,868
[3,4]	Freddie Mac Pool	4.000%	9/1/29–11/1/29	127,600	123,903
[3,4]	Freddie Mac Pool	4.050%	8/1/31	6,100	5,835
[3,4]	Freddie Mac Pool	4.250%	9/1/31	2,400	2,325
[3,4]	UMBS Pool	3.000%	6/1/44–4/1/45	154,387	136,602
					423,855
Nonconventional Mortgage-Backed Securities (3.9%)
[3,4]	Fannie Mae REMICS	4.500%	1/25/42	13,100	12,758
[3,4]	Fannie Mae REMICS	2.500%	12/25/44–11/25/49	9,064	7,814
[3,4]	Fannie Mae REMICS	3.000%	12/25/44	148	132
[3,4]	Fannie Mae REMICS	3.500%	2/25/48	12,469	10,965
[3,4]	Fannie Mae REMICS	4.000%	5/25/49	19,817	18,719
[3,4]	Fannie Mae REMICS	1.750%	9/25/49	28,954	23,983
[3,4]	Fannie Mae REMICS	2.000%	3/25/50–2/25/52	8,147	7,062
[3,4]	Freddie Mac REMICS	4.500%	10/15/41	3,737	3,615
[3,4]	Freddie Mac REMICS	2.500%	2/15/43–1/25/49	33,451	28,729
[3,4]	Freddie Mac REMICS	1.000%	12/15/44–10/25/51	34,544	27,060
[3,4]	Freddie Mac REMICS	3.000%	7/25/48–10/25/49	40,320	36,268
[3,4]	Freddie Mac REMICS	3.500%	8/15/48–1/25/51	28,855	26,501
[3,4]	Freddie Mac REMICS	2.250%	8/25/49	18,972	16,255
[3,4]	Freddie Mac REMICS	4.000%	2/25/50	6,558	6,151
[3,4]	Freddie Mac REMICS	1.500%	10/25/50	16,745	13,400
[3,4]	Freddie Mac REMICS	0.750%	1/25/51	12,942	9,938
[4]	Ginnie Mae REMICS	2.500%	6/16/43–7/20/50	13,535	11,921
[4]	Ginnie Mae REMICS	1.500%	4/20/51–5/20/51	1,244	1,021
					262,292
Total U.S. Government and Agency Obligations (Cost $6,715,459)					6,626,415
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
[3,4,5]	Fannie Mae-Aces Class 2A2 Series 2024-M5	4.720%	10/25/33	18,900	18,642
[3,4,5]	Freddie Mac Multifamily Mortgage Trust Class A2 Series 2025-K533	4.230%	12/25/29	14,000	13,725
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	4,300	4,212
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $36,368)					36,579
29

Intermediate-Term Treasury Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[6]	Vanguard Market Liquidity Fund (Cost $72,401)	4.371%	724,085	72,401
Total Investments (99.3%) (Cost $6,824,228)				6,735,395
Other Assets and Liabilities—Net (0.7%)				44,109
Net Assets (100%)				6,779,504
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,589,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,029,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	1,552	165,118	126
10-Year U.S. Treasury Note	March 2025	1,105	120,272	(1,610)
				(1,484)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(43)	(8,842)	(1)
Long U.S. Treasury Bond	March 2025	(434)	(49,435)	1,329
Ultra 10-Year U.S. Treasury Note	March 2025	(113)	(12,585)	50
Ultra Long U.S. Treasury Bond	March 2025	(186)	(22,035)	73
				1,451
				(33)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/31/29	3/3/25[1]	17,250	0.000[2]	(4.093)[3]	(26)	(26)
7/5/29	N/A	13,180	2.530[4]	(0.000)[5]	16	16
7/5/29	N/A	12,160	2.525[4]	(0.000)[5]	12	12
7/5/29	N/A	12,160	2.523[4]	(0.000)[5]	11	11
7/10/29	N/A	15,530	2.491[4]	(0.000)[5]	(12)	(12)
7/10/29	N/A	13,480	2.484[4]	(0.000)[5]	(15)	(15)
7/15/29	N/A	13,485	2.420[4]	(0.000)[5]	(57)	(57)
7/18/29	N/A	13,485	2.449[4]	(0.000)[5]	(40)	(40)
7/19/29	N/A	13,485	2.437[4]	(0.000)[5]	(48)	(48)
8/1/29	N/A	13,490	2.394[4]	(0.000)[5]	(81)	(81)
8/5/29	N/A	13,482	2.363[4]	(0.000)[5]	(103)	(103)
11/7/29	N/A	34,600	2.495[4]	(0.000)[5]	(135)	(135)
11/8/29	N/A	60,910	2.560[4]	(0.000)[5]	(55)	(55)
30

Intermediate-Term Treasury Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
1/28/30	N/A	7,000	2.544[4]	(0.000)[5]	(6)	(6)
7/5/54	N/A	2,900	0.000[5]	(2.522)[4]	(28)	(28)
7/5/54	N/A	2,680	0.000[5]	(2.519)[4]	(24)	(24)
7/5/54	N/A	2,680	0.000[5]	(2.524)[4]	(27)	(27)
7/10/54	N/A	3,340	0.000[5]	(2.510)[4]	(23)	(23)
7/10/54	N/A	2,900	0.000[5]	(2.499)[4]	(14)	(14)
7/15/54	N/A	2,900	0.000[5]	(2.469)[4]	3	3
7/18/54	N/A	2,900	0.000[5]	(2.510)[4]	(15)	(15)
7/19/54	N/A	2,900	0.000[5]	(2.482)[4]	(4)	(4)
8/1/54	N/A	2,900	0.000[5]	(2.454)[4]	12	12
8/5/54	N/A	2,900	0.000[5]	(2.411)[4]	37	37
11/7/54	N/A	6,840	0.000[5]	(2.434)[4]	67	67
11/8/54	N/A	13,470	0.000[5]	(2.490)[4]	(13)	(13)
1/28/55	N/A	3,800	0.000[5]	(2.483)[4]	—	—
					(568)	(568)
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
31

Intermediate-Term Treasury Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,751,827)	6,662,994
Affiliated Issuers (Cost $72,401)	72,401
Total Investments in Securities	6,735,395
Investment in Vanguard	182
Receivables for Investment Securities Sold	281,681
Receivables for Accrued Income	54,386
Receivables for Capital Shares Issued	11,620
Other Assets	67
Total Assets	7,083,331
Liabilities
Payables for Investment Securities Purchased	284,683
Payables for Capital Shares Redeemed	15,564
Payables for Distributions	3,049
Payables to Vanguard	364
Variation Margin Payable—Futures Contracts	70
Variation Margin Payable—Centrally Cleared Swap Contracts	97
Total Liabilities	303,827
Net Assets	6,779,504
At January 31, 2025, net assets consisted of:

Paid-in Capital	7,748,800
Total Distributable Earnings (Loss)	(969,296)
Net Assets	6,779,504

Investor Shares—Net Assets
Applicable to 67,478,902 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	657,967
Net Asset Value Per Share—Investor Shares	$9.75

Admiral™ Shares—Net Assets
Applicable to 627,801,098 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,121,537
Net Asset Value Per Share—Admiral Shares	$9.75

See accompanying Notes, which are an integral part of the Financial Statements.
32

Intermediate-Term Treasury Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	269,420
Total Income	269,420
Expenses
The Vanguard Group—Note B
Investment Advisory Services	779
Management and Administrative—Investor Shares	1,095
Management and Administrative—Admiral Shares	4,576
Marketing and Distribution—Investor Shares	33
Marketing and Distribution—Admiral Shares	296
Custodian Fees	42
Auditing Fees	37
Shareholders’ Reports and Proxy Fees—Investor Shares	48
Shareholders’ Reports and Proxy Fees—Admiral Shares	130
Trustees’ Fees and Expenses	4
Other Expenses	16
Total Expenses	7,056
Expenses Paid Indirectly	(5)
Net Expenses	7,051
Net Investment Income	262,369
Realized Net Gain (Loss)
Investment Securities Sold[1]	(59,189)
Futures Contracts	(15,270)
Swap Contracts	815
Realized Net Gain (Loss)	(73,644)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(71,759)
Futures Contracts	(2,278)
Swap Contracts	(568)
Change in Unrealized Appreciation (Depreciation)	(74,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	114,120
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,039,000, $10,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Intermediate-Term Treasury Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	262,369	207,016
Realized Net Gain (Loss)	(73,644)	(269,941)
Change in Unrealized Appreciation (Depreciation)	(74,605)	174,039
Net Increase (Decrease) in Net Assets Resulting from Operations	114,120	111,114
Distributions
Investor Shares	(25,243)	(20,615)
Admiral Shares	(237,463)	(186,197)
Total Distributions	(262,706)	(206,812)
Capital Share Transactions
Investor Shares	87,092	(9,774)
Admiral Shares	929,770	555,434
Net Increase (Decrease) from Capital Share Transactions	1,016,862	545,660
Total Increase (Decrease)	868,276	449,962
Net Assets
Beginning of Period	5,911,228	5,461,266
End of Period	6,779,504	5,911,228

See accompanying Notes, which are an integral part of the Financial Statements.
34

Intermediate-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.98	$10.16	$11.12	$11.65	$11.57
Investment Operations
Net Investment Income[1]	.396	.354	.208	.107	.129
Net Realized and Unrealized Gain (Loss) on Investments	(.229)	(.181)	(.959)	(.511)	.507
Total from Investment Operations	.167	.173	(.751)	(.404)	.636
Distributions
Dividends from Net Investment Income	(.397)	(.353)	(.209)	(.107)	(.127)
Distributions from Realized Capital Gains	—	—	—	(.019)	(.429)
Total Distributions	(.397)	(.353)	(.209)	(.126)	(.556)
Net Asset Value, End of Period	$9.75	$9.98	$10.16	$11.12	$11.65
Total Return[2]	1.71%	1.80%	-6.75%	-3.49%	5.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$658	$585	$605	$757	$953
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.02%	3.58%	2.00%	0.93%	1.07%
Portfolio Turnover Rate[4]	185%	217%	175%	181%	309%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 16%, 21%, 12%, 3%, and 37%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Intermediate-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.98	$10.16	$11.12	$11.65	$11.57
Investment Operations
Net Investment Income[1]	.406	.364	.219	.118	.139
Net Realized and Unrealized Gain (Loss) on Investments	(.229)	(.181)	(.959)	(.511)	.509
Total from Investment Operations	.177	.183	(.740)	(.393)	.648
Distributions
Dividends from Net Investment Income	(.407)	(.363)	(.220)	(.118)	(.139)
Distributions from Realized Capital Gains	—	—	—	(.019)	(.429)
Total Distributions	(.407)	(.363)	(.220)	(.137)	(.568)
Net Asset Value, End of Period	$9.75	$9.98	$10.16	$11.12	$11.65
Total Return[2]	1.82%	1.90%	-6.66%	-3.39%	5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,122	$5,326	$4,856	$5,353	$6,237
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.12%	3.68%	2.12%	1.03%	1.16%
Portfolio Turnover Rate[4]	185%	217%	175%	181%	309%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 16%, 21%, 12%, 3%, and 37%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Intermediate-Term Treasury Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 8% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing
37

Intermediate-Term Treasury Fund
changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
38

Intermediate-Term Treasury Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $182,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,626,415	—	6,626,415
Asset-Backed/Commercial Mortgage-Backed Securities	—	36,579	—	36,579
Temporary Cash Investments	72,401	—	—	72,401
Total	72,401	6,662,994	—	6,735,395
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,578	—	—	1,578
Swap Contracts	158[1]	—	—	158
Total	1,736	—	—	1,736
Liabilities
Futures Contracts[1]	(1,611)	—	—	(1,611)
Swap Contracts	(726)[1]	—	—	(726)
Total	(2,337)	—	—	(2,337)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,448
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(107,225)
Capital Loss Carryforwards	(863,470)
Qualified Late-Year Losses	—
Other Temporary Differences	(3,049)
Total	(969,296)
39

Intermediate-Term Treasury Fund
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	262,706	206,812
Long-Term Capital Gains	—	—
Total	262,706	206,812
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,842,052
Gross Unrealized Appreciation	21,618
Gross Unrealized Depreciation	(128,843)
Net Unrealized Appreciation (Depreciation)	(107,225)
F.	During the year ended January 31, 2025, the fund purchased $12,143,361,000 of investment securities and sold $11,269,449,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	285,084	28,850	143,763	14,627
Issued in Lieu of Cash Distributions	22,011	2,239	18,417	1,864
Redeemed	(220,003)	(22,281)	(171,954)	(17,401)
Net Increase (Decrease)—Investor Shares	87,092	8,808	(9,774)	(910)
Admiral Shares
Issued	2,068,168	209,507	1,865,453	189,135
Issued in Lieu of Cash Distributions	205,394	20,896	162,618	16,470
Redeemed	(1,343,792)	(136,423)	(1,472,637)	(149,633)
Net Increase (Decrease)—Admiral Shares	929,770	93,980	555,434	55,972
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
40

Intermediate-Term Treasury Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
41

Long-Term Treasury Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (88.5%)
	United States Treasury Note/Bond	1.125%	5/15/40	18,500	11,181
	United States Treasury Note/Bond	1.125%	8/15/40	19,000	11,379
	United States Treasury Note/Bond	1.375%	11/15/40	54,100	33,610
	United States Treasury Note/Bond	1.875%	2/15/41	66,050	44,460
	United States Treasury Note/Bond	4.750%	2/15/41	14,600	14,563
	United States Treasury Note/Bond	2.250%	5/15/41	76,700	54,613
	United States Treasury Note/Bond	1.750%	8/15/41	67,190	43,695
	United States Treasury Note/Bond	2.000%	11/15/41	78,200	52,724
	United States Treasury Note/Bond	3.125%	11/15/41	15,900	12,827
	United States Treasury Note/Bond	2.375%	2/15/42	86,200	61,566
	United States Treasury Note/Bond	3.000%	5/15/42	57,800	45,418
	United States Treasury Note/Bond	3.250%	5/15/42	68,780	56,099
	United States Treasury Note/Bond	2.750%	8/15/42	16,900	12,723
	United States Treasury Note/Bond	3.375%	8/15/42	85,500	70,818
	United States Treasury Note/Bond	2.750%	11/15/42	2,200	1,648
	United States Treasury Note/Bond	4.000%	11/15/42	56,400	50,848
	United States Treasury Note/Bond	3.125%	2/15/43	39,111	30,952
	United States Treasury Note/Bond	3.875%	2/15/43	51,500	45,553
	United States Treasury Note/Bond	2.875%	5/15/43	55,446	42,079
	United States Treasury Note/Bond	3.875%	5/15/43	36,900	32,564
	United States Treasury Note/Bond	3.625%	8/15/43	30,500	25,887
	United States Treasury Note/Bond	4.375%	8/15/43	44,500	41,976
	United States Treasury Note/Bond	3.750%	11/15/43	39,057	33,668
	United States Treasury Note/Bond	4.750%	11/15/43	22,500	22,264
	United States Treasury Note/Bond	3.625%	2/15/44	25,000	21,141
	United States Treasury Note/Bond	4.500%	2/15/44	40,350	38,585
	United States Treasury Note/Bond	3.375%	5/15/44	20,900	16,975
	United States Treasury Note/Bond	4.625%	5/15/44	41,350	40,181
	United States Treasury Note/Bond	3.125%	8/15/44	35,849	27,911
	United States Treasury Note/Bond	4.125%	8/15/44	32,300	29,302
	United States Treasury Note/Bond	3.000%	11/15/44	51,651	39,319
	United States Treasury Note/Bond	2.500%	2/15/45	40,500	28,160
	United States Treasury Note/Bond	3.000%	5/15/45	1,205	913
	United States Treasury Note/Bond	2.875%	8/15/45	27,963	20,684
	United States Treasury Note/Bond	3.000%	11/15/45	42,100	31,733
	United States Treasury Note/Bond	2.500%	2/15/46	29,295	20,090
	United States Treasury Note/Bond	2.500%	5/15/46	6,810	4,651
	United States Treasury Note/Bond	2.250%	8/15/46	32,000	20,725
	United States Treasury Note/Bond	2.875%	11/15/46	18,969	13,812
	United States Treasury Note/Bond	3.000%	2/15/47	27,998	20,806
	United States Treasury Note/Bond	3.000%	5/15/47	8,637	6,400
	United States Treasury Note/Bond	2.750%	8/15/47	38,230	26,946
	United States Treasury Note/Bond	2.750%	11/15/47	15,290	10,755
	United States Treasury Note/Bond	3.000%	2/15/48	33,500	24,633
	United States Treasury Note/Bond	3.125%	5/15/48	52,700	39,558
	United States Treasury Note/Bond	3.000%	8/15/48	42,333	30,995
	United States Treasury Note/Bond	3.375%	11/15/48	34,861	27,301
	United States Treasury Note/Bond	3.000%	2/15/49	44,500	32,443
[1]	United States Treasury Note/Bond	2.875%	5/15/49	55,761	39,599
	United States Treasury Note/Bond	2.250%	8/15/49	14,800	9,181
	United States Treasury Note/Bond	2.375%	11/15/49	20,600	13,110
	United States Treasury Note/Bond	2.000%	2/15/50	86,500	50,278
	United States Treasury Note/Bond	1.250%	5/15/50	34,500	16,355
	United States Treasury Note/Bond	1.375%	8/15/50	78,797	38,414
	United States Treasury Note/Bond	1.625%	11/15/50	87,012	45,382
	United States Treasury Note/Bond	1.875%	2/15/51	98,300	54,710
	United States Treasury Note/Bond	2.375%	5/15/51	117,550	73,862
	United States Treasury Note/Bond	2.000%	8/15/51	82,200	46,957
	United States Treasury Note/Bond	1.875%	11/15/51	87,200	48,096
	United States Treasury Note/Bond	2.250%	2/15/52	81,000	49,094
42

Long-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.875%	5/15/52	75,000	52,406
	United States Treasury Note/Bond	3.000%	8/15/52	87,100	62,440
	United States Treasury Note/Bond	4.000%	11/15/52	54,700	47,589
	United States Treasury Note/Bond	3.625%	2/15/53	60,100	48,850
[2]	United States Treasury Note/Bond	3.625%	5/15/53	52,075	42,335
	United States Treasury Note/Bond	4.125%	8/15/53	44,900	39,975
	United States Treasury Note/Bond	4.750%	11/15/53	77,000	76,050
	United States Treasury Note/Bond	4.250%	2/15/54	96,860	88,203
	United States Treasury Note/Bond	4.625%	5/15/54	77,000	74,690
	United States Treasury Note/Bond	4.250%	8/15/54	54,600	49,771
	United States Treasury Strip Coupon	0.000%	8/15/41	22,000	9,599
	United States Treasury Strip Coupon	0.000%	11/15/41	21,000	9,038
					2,513,118
Agency Bonds and Notes (6.2%)
[3]	Fannie Mae Principal Strip	0.000%	8/6/38	36,000	18,313
	Federal Farm Credit Banks Funding Corp.	3.820%	6/15/37	25,000	22,481
	Federal Farm Credit Banks Funding Corp.	4.000%	9/8/37	25,000	22,778
[3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	14,465	7,180
[3]	Federal National Mortgage Assn.	0.000%	11/15/30	49,591	38,120
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	68,687	51,780
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	19,800	15,802
					176,454
Conventional Mortgage-Backed Securities (1.7%)
[3,4]	Fannie Mae Pool	2.570%	2/1/37	2,347	1,816
[3,4]	Fannie Mae Pool	2.610%	3/1/37	8,000	6,196
[3,4]	Fannie Mae Pool	3.460%	9/1/37	1,500	1,294
[3,4]	Fannie Mae Pool	2.540%	12/1/39	4,946	3,861
[3,4]	Fannie Mae Pool	2.070%	10/1/40	1,880	1,378
[3,4]	Fannie Mae Pool	2.520%	12/1/41	6,935	5,294
[3,4]	Fannie Mae Pool	2.510%	10/1/46	8,131	6,319
[3,4]	Freddie Mac Pool	2.160%	5/1/39	4,398	3,201
[3,4]	Freddie Mac Pool	3.800%	5/1/39–2/1/41	8,724	7,704
[3,4]	Freddie Mac Pool	3.480%	6/1/39	3,887	3,324
[3,4]	Freddie Mac Pool	4.500%	11/1/39	2,969	2,808
[3,4]	Freddie Mac Pool	3.750%	6/1/42	4,011	3,395
[3,4]	Freddie Mac Pool	2.660%	1/1/43	2,390	1,777
					48,367
Nonconventional Mortgage-Backed Securities (2.1%)
[3,4]	Fannie Mae REMICS	2.500%	11/25/49	5,700	4,213
[3,4]	Fannie Mae REMICS	2.000%	7/25/50	4,603	2,631
[3,4]	Freddie Mac REMICS	2.500%	3/25/41	7,238	5,471
[3,4]	Freddie Mac REMICS	2.000%	7/25/50–1/25/51	11,346	6,832
[3,4]	Freddie Mac REMICS	1.000%	11/25/51	3,473	1,627
[4]	Ginnie Mae REMICS	3.500%	3/20/49–1/20/55	36,007	26,854
[4]	Ginnie Mae REMICS	4.000%	9/20/49	10,000	8,830
[4]	Ginnie Mae REMICS	3.000%	1/20/55	4,778	3,584
					60,042
Total U.S. Government and Agency Obligations (Cost $3,217,312)					2,797,981
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5]	Vanguard Market Liquidity Fund (Cost $19,127)	4.371%		191,291	19,127
Total Investments (99.2%) (Cost $3,236,439)					2,817,108
Other Assets and Liabilities—Net (0.8%)					24,088
Net Assets (100%)					2,841,196
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,005,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $4,602,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
43

Long-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	551	58,621	(22)
Long U.S. Treasury Bond	March 2025	187	21,300	(42)
Ultra Long U.S. Treasury Bond	March 2025	801	94,893	840
				776

Short Futures Contracts
10-Year U.S. Treasury Note	March 2025	(865)	(94,150)	(949)
Ultra 10-Year U.S. Treasury Note	March 2025	(106)	(11,806)	46
				(903)
				(127)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/31/29	3/3/25[1]	7,000	0.000[2]	(4.093)[3]	(11)	(11)
7/5/29	N/A	6,360	2.530[4]	(0.000)[5]	8	8
7/5/29	N/A	5,870	2.525[4]	(0.000)[5]	6	6
7/5/29	N/A	5,870	2.523[4]	(0.000)[5]	5	5
7/10/29	N/A	7,486	2.491[4]	(0.000)[5]	(6)	(6)
7/10/29	N/A	6,520	2.484[4]	(0.000)[5]	(7)	(7)
7/15/29	N/A	6,515	2.420[4]	(0.000)[5]	(28)	(28)
7/18/29	N/A	6,515	2.449[4]	(0.000)[5]	(19)	(19)
7/19/29	N/A	6,520	2.437[4]	(0.000)[5]	(23)	(23)
8/1/29	N/A	6,520	2.394[4]	(0.000)[5]	(39)	(39)
8/5/29	N/A	6,515	2.363[4]	(0.000)[5]	(50)	(50)
11/7/29	N/A	8,900	2.495[4]	(0.000)[5]	(35)	(35)
11/8/29	N/A	26,770	2.560[4]	(0.000)[5]	(24)	(24)
7/5/54	N/A	1,400	0.000[5]	(2.522)[4]	(13)	(13)
7/5/54	N/A	1,290	0.000[5]	(2.519)[4]	(12)	(12)
7/5/54	N/A	1,290	0.000[5]	(2.524)[4]	(13)	(13)
7/10/54	N/A	1,610	0.000[5]	(2.510)[4]	(11)	(11)
7/10/54	N/A	1,400	0.000[5]	(2.499)[4]	(7)	(7)
7/15/54	N/A	1,400	0.000[5]	(2.469)[4]	2	2
7/18/54	N/A	1,405	0.000[5]	(2.501)[4]	(7)	(7)
7/19/54	N/A	1,400	0.000[5]	(2.482)[4]	(2)	(2)
8/1/54	N/A	1,400	0.000[5]	(2.454)[4]	6	6
8/5/54	N/A	1,405	0.000[5]	(2.411)[4]	18	18
11/7/54	N/A	1,633	0.000[5]	(2.434)[4]	16	16
11/8/54	N/A	5,920	0.000[5]	(2.490)[4]	(6)	(6)
1/28/55	N/A	800	0.000[5]	(2.483)[4]	—	—
					(252)	(252)
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Long-Term Treasury Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,217,312)	2,797,981
Affiliated Issuers (Cost $19,127)	19,127
Total Investments in Securities	2,817,108
Investment in Vanguard	81
Receivables for Investment Securities Sold	553,293
Receivables for Accrued Income	34,602
Receivables for Capital Shares Issued	3,696
Other Assets	39
Total Assets	3,408,819
Liabilities
Payables for Investment Securities Purchased	562,767
Payables for Capital Shares Redeemed	2,712
Payables for Distributions	1,239
Payables to Vanguard	167
Variation Margin Payable—Futures Contracts	696
Variation Margin Payable—Centrally Cleared Swap Contracts	42
Total Liabilities	567,623
Net Assets	2,841,196
At January 31, 2025, net assets consisted of:

Paid-in Capital	4,268,397
Total Distributable Earnings (Loss)	(1,427,201)
Net Assets	2,841,196

Investor Shares—Net Assets
Applicable to 74,394,332 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	587,636
Net Asset Value Per Share—Investor Shares	$7.90

Admiral™ Shares—Net Assets
Applicable to 285,297,559 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,253,560
Net Asset Value Per Share—Admiral Shares	$7.90

See accompanying Notes, which are an integral part of the Financial Statements.
45

Long-Term Treasury Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	123,776
Total Income	123,776
Expenses
The Vanguard Group—Note B
Investment Advisory Services	368
Management and Administrative—Investor Shares	1,057
Management and Administrative—Admiral Shares	1,873
Marketing and Distribution—Investor Shares	38
Marketing and Distribution—Admiral Shares	123
Custodian Fees	21
Auditing Fees	34
Shareholders’ Reports and Proxy Fees—Investor Shares	78
Shareholders’ Reports and Proxy Fees—Admiral Shares	73
Trustees’ Fees and Expenses	2
Other Expenses	16
Total Expenses	3,683
Expenses Paid Indirectly	(4)
Net Expenses	3,679
Net Investment Income	120,097
Realized Net Gain (Loss)
Investment Securities Sold[1]	(338,416)
Futures Contracts	(2,945)
Swap Contracts	(136)
Realized Net Gain (Loss)	(341,497)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	110,055
Futures Contracts	(588)
Swap Contracts	(252)
Change in Unrealized Appreciation (Depreciation)	109,215
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,185)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,224,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
46

Long-Term Treasury Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,097	103,878
Realized Net Gain (Loss)	(341,497)	(248,447)
Change in Unrealized Appreciation (Depreciation)	109,215	(20,460)
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,185)	(165,029)
Distributions
Investor Shares	(24,371)	(19,243)
Admiral Shares	(95,747)	(84,529)
Total Distributions	(120,118)	(103,772)
Capital Share Transactions
Investor Shares	(1,105)	106,984
Admiral Shares	14,313	184,479
Net Increase (Decrease) from Capital Share Transactions	13,208	291,463
Total Increase (Decrease)	(219,095)	22,662
Net Assets
Beginning of Period	3,060,291	3,037,629
End of Period	2,841,196	3,060,291

See accompanying Notes, which are an integral part of the Financial Statements.
47

Long-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.54	$9.36	$12.29	$13.55	$14.05
Investment Operations
Net Investment Income[1]	.321	.294	.261	.239	.273
Net Realized and Unrealized Gain (Loss) on Investments	(.640)	(.821)	(2.931)	(.923)	.677
Total from Investment Operations	(.319)	(.527)	(2.670)	(.684)	.950
Distributions
Dividends from Net Investment Income	(.321)	(.293)	(.260)	(.239)	(.273)
Distributions from Realized Capital Gains	—	—	—	(.337)	(1.177)
Total Distributions	(.321)	(.293)	(.260)	(.576)	(1.450)
Net Asset Value, End of Period	$7.90	$8.54	$9.36	$12.29	$13.55
Total Return[2]	-3.82%	-5.59%	-21.78%	-4.92%	6.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$588	$637	$574	$750	$931
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.88%	3.42%	2.62%	1.90%	1.79%
Portfolio Turnover Rate[4]	334%	136%	107%	106%	172%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 17%, 23%, 17%, 2%, and 26%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
48

Long-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.54	$9.36	$12.29	$13.55	$14.05
Investment Operations
Net Investment Income[1]	.330	.302	.271	.252	.288
Net Realized and Unrealized Gain (Loss) on Investments	(.640)	(.820)	(2.931)	(.923)	.677
Total from Investment Operations	(.310)	(.518)	(2.660)	(.671)	.965
Distributions
Dividends from Net Investment Income	(.330)	(.302)	(.270)	(.252)	(.288)
Distributions from Realized Capital Gains	—	—	—	(.337)	(1.177)
Total Distributions	(.330)	(.302)	(.270)	(.589)	(1.465)
Net Asset Value, End of Period	$7.90	$8.54	$9.36	$12.29	$13.55
Total Return[2]	-3.72%	-5.50%	-21.70%	-4.82%	6.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,254	$2,423	$2,464	$2,954	$3,292
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.98%	3.51%	2.73%	2.00%	1.89%
Portfolio Turnover Rate[4]	334%	136%	107%	106%	172%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 17%, 23%, 17%, 2%, and 26%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
49

Long-Term Treasury Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At January 31, 2025, counterparties had deposited in segregated accounts securities with a value of $15,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 7% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
50

Long-Term Treasury Fund
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
51

Long-Term Treasury Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $81,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,797,981	—	2,797,981
Temporary Cash Investments	19,127	—	—	19,127
Total	19,127	2,797,981	—	2,817,108
Derivative Financial Instruments
Assets
Futures Contracts[1]	886	—	—	886
Swap Contracts	61[1]	—	—	61
Total	947	—	—	947
Liabilities
Futures Contracts[1]	(1,013)	—	—	(1,013)
Swap Contracts	(313)[1]	—	—	(313)
Total	(1,326)	—	—	(1,326)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,390
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(447,013)
Capital Loss Carryforwards	(980,339)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,239)
Total	(1,427,201)
52

Long-Term Treasury Fund
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	120,118	103,772
Long-Term Capital Gains	—	—
Total	120,118	103,772
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,263,869
Gross Unrealized Appreciation	5,911
Gross Unrealized Depreciation	(452,924)
Net Unrealized Appreciation (Depreciation)	(447,013)
F.	During the year ended January 31, 2025, the fund purchased $9,904,004,000 of investment securities and sold $9,905,458,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	153,810	18,508	261,970	31,238
Issued in Lieu of Cash Distributions	22,462	2,726	17,795	2,079
Redeemed	(177,377)	(21,433)	(172,781)	(20,045)
Net Increase (Decrease)—Investor Shares	(1,105)	(199)	106,984	13,272
Admiral Shares
Issued	1,022,178	123,744	906,892	106,012
Issued in Lieu of Cash Distributions	81,547	9,903	73,195	8,544
Redeemed	(1,089,412)	(131,923)	(795,608)	(94,140)
Net Increase (Decrease)—Admiral Shares	14,313	1,724	184,479	20,416
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
53

Long-Term Treasury Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
54

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Fixed Income Securities Funds and Shareholders of Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Intermediate-Term Treasury Fund and Vanguard Long-Term Treasury Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Intermediate-Term Treasury Fund and Vanguard Long-Term Treasury Fund (four of the funds constituting Vanguard Fixed Income Securities Funds, hereafter collectively referred to as the "Funds") as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
55

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Treasury Fund	212,948
Short-Term Federal Fund	60,457
Intermediate-Term Treasury Fund	234,183
Long-Term Treasury Fund	114,810
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Treasury Fund	100.0%
Short-Term Federal Fund	100.0
Intermediate-Term Treasury Fund	100.0
Long-Term Treasury Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Treasury Fund	100.0%
Short-Term Federal Fund	100.0
Intermediate-Term Treasury Fund	100.0
Long-Term Treasury Fund	100.0
Q320 032025
56

Financial Statements
For the year ended January 31, 2025
Vanguard High-Yield Corporate Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	28
Tax information	29

High-Yield Corporate Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.0%)
U.S. Government Securities (5.0%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/26	168,150	161,582
	United States Treasury Note/Bond	4.625%	2/28/26	10,677	10,717
	United States Treasury Note/Bond	4.625%	3/15/26	25,700	25,800
[1]	United States Treasury Note/Bond	3.750%	4/15/26	64,485	64,113
	United States Treasury Note/Bond	4.875%	4/30/26	44,000	44,330
	United States Treasury Note/Bond	3.625%	5/15/26	10,108	10,032
	United States Treasury Note/Bond	4.625%	6/30/26	5,500	5,530
	United States Treasury Note/Bond	4.375%	8/15/26	105,667	105,898
	United States Treasury Note/Bond	3.750%	8/31/26	14,800	14,696
	United States Treasury Note/Bond	4.625%	9/15/26	4,000	4,025
	United States Treasury Note/Bond	4.625%	10/15/26	10,178	10,243
	United States Treasury Note/Bond	4.375%	12/15/26	8,000	8,023
[1]	United States Treasury Note/Bond	4.000%	1/15/27	23,000	22,907
	United States Treasury Note/Bond	4.125%	2/15/27	30,000	29,944
	United States Treasury Note/Bond	1.875%	2/28/27	20,000	19,078
	United States Treasury Note/Bond	4.500%	5/15/27	6,558	6,596
	United States Treasury Note/Bond	0.500%	5/31/27	45,000	41,330
	United States Treasury Note/Bond	2.750%	7/31/27	204,765	197,662
	United States Treasury Note/Bond	3.125%	8/31/27	24,700	24,036
	United States Treasury Note/Bond	4.125%	10/31/27	21,700	21,642
	United States Treasury Note/Bond	0.625%	11/30/27	23,000	20,808
	United States Treasury Note/Bond	4.250%	1/15/28	43,000	43,013
	United States Treasury Note/Bond	3.500%	1/31/28	49,700	48,675
	United States Treasury Note/Bond	1.250%	4/30/28	22,955	20,882
	United States Treasury Note/Bond	3.625%	5/31/28	18,300	17,940
[2]	United States Treasury Note/Bond	1.250%	6/30/28	9,779	8,850
	United States Treasury Note/Bond	1.125%	8/31/28	10,831	9,704
	United States Treasury Note/Bond	4.375%	8/31/28	3,670	3,680
	United States Treasury Note/Bond	4.875%	10/31/28	8,706	8,877
	United States Treasury Note/Bond	3.750%	12/31/28	13,704	13,430
	United States Treasury Note/Bond	1.750%	1/31/29	12,000	10,882
	United States Treasury Note/Bond	2.375%	3/31/29	19,000	17,602
	United States Treasury Note/Bond	4.625%	4/30/29	15,700	15,882
	United States Treasury Note/Bond	4.500%	5/31/29	14,300	14,401
	United States Treasury Note/Bond	4.250%	6/30/29	18,200	18,143
	United States Treasury Note/Bond	2.625%	7/31/29	18,700	17,409
	United States Treasury Note/Bond	3.875%	9/30/29	19,600	19,214
	United States Treasury Note/Bond	4.125%	10/31/29	18,400	18,236
	United States Treasury Note/Bond	3.875%	11/30/29	21,100	20,668
	United States Treasury Note/Bond	4.000%	2/28/30	10,719	10,550
	United States Treasury Note/Bond	3.500%	4/30/30	14,812	14,220
	United States Treasury Note/Bond	3.750%	6/30/30	2,714	2,633
	United States Treasury Note/Bond	4.000%	7/31/30	5,506	5,405
	United States Treasury Note/Bond	4.125%	8/31/30	3,563	3,517
	United States Treasury Note/Bond	4.625%	9/30/30	1,663	1,682
	United States Treasury Note/Bond	3.125%	11/15/41	4,655	3,755
	United States Treasury Note/Bond	3.250%	5/15/42	1,017	829
	United States Treasury Note/Bond	3.375%	8/15/42	1,399	1,159
	United States Treasury Note/Bond	3.875%	2/15/43	1,236	1,093
	United States Treasury Note/Bond	3.875%	5/15/43	1,404	1,239
	United States Treasury Note/Bond	3.125%	5/15/48	1,711	1,284
	United States Treasury Note/Bond	3.375%	11/15/48	382	299
	United States Treasury Note/Bond	3.000%	2/15/49	641	467
[2]	United States Treasury Note/Bond	1.250%	5/15/50	22,600	10,714
Total U.S. Government and Agency Obligations (Cost $1,237,143)					1,235,326
1

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (86.1%)
Communications (12.9%)
[3]	Altice Financing SA	5.000%	1/15/28	21,475	17,343
[3]	Altice Financing SA	5.750%	8/15/29	36,375	28,346
[3,4]	Altice France SA	2.125%	2/15/25	16,315	16,674
[3]	Altice France SA	8.125%	2/1/27	225	188
[3]	Altice France SA	5.500%	1/15/28	23,225	18,615
[3]	Altice France SA	5.125%	7/15/29	72,832	58,072
[3]	Altice France SA	5.500%	10/15/29	26,310	21,006
[3]	AMC Networks Inc.	10.250%	1/15/29	4,410	4,707
	AMC Networks Inc.	4.250%	2/15/29	14,100	11,171
[3,4]	Banijay Entertainment SAS	7.000%	5/1/29	14,790	16,128
[3]	Banijay Entertainment SAS	8.125%	5/1/29	29,875	31,022
	Belo Corp.	7.750%	6/1/27	24,745	25,611
	Belo Corp.	7.250%	9/15/27	11,942	12,320
[3]	Cable One Inc.	4.000%	11/15/30	12,171	9,940
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	47,125	47,009
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	56,927	55,872
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	13,200	12,853
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	23,620	22,839
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	40,005
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	27,718	25,672
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	79,745	72,363
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	92,815	82,362
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	48,650	49,803
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	14,425	12,835
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	120,648	104,783
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	10,620	9,017
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	31,575	25,793
[3]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	32,235	31,395
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	44,850	47,218
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	31,445	32,544
[3]	CSC Holdings LLC	5.500%	4/15/27	16,965	15,713
[3]	CSC Holdings LLC	11.250%	5/15/28	7,475	7,409
[3]	CSC Holdings LLC	11.750%	1/31/29	16,407	16,331
[3]	CSC Holdings LLC	4.125%	12/1/30	30,653	23,044
[3]	CSC Holdings LLC	3.375%	2/15/31	38,895	28,265
[3]	CSC Holdings LLC	4.500%	11/15/31	35,565	26,730
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	13,367	13,232
[3]	DISH Network Corp.	11.750%	11/15/27	25,381	26,800
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	16,240	16,251
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	118,646	117,423
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	10,367	10,457
	Frontier Communications Holdings LLC	5.875%	11/1/29	25,113	25,084
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	1,460	1,544
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	36,700	39,227
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	72,140	66,714
[3]	Iliad Holding SASU	7.000%	10/15/28	42,275	43,013
[3,4]	Iliad Holding SASU	5.375%	4/15/30	7,665	8,142
[3]	Iliad Holding SASU	8.500%	4/15/31	56,530	60,688
[3]	Iliad Holding SASU	7.000%	4/15/32	20,000	20,293
	Lamar Media Corp.	3.750%	2/15/28	30,000	28,563
	Lamar Media Corp.	4.875%	1/15/29	1,820	1,767
	Lamar Media Corp.	4.000%	2/15/30	67,275	62,129
	Lamar Media Corp.	3.625%	1/15/31	49,823	44,422
[3]	Level 3 Financing Inc.	3.625%	1/15/29	13,652	10,516
[3]	Level 3 Financing Inc.	10.500%	4/15/29	13,804	15,495
[3]	Level 3 Financing Inc.	4.875%	6/15/29	32,475	28,009
[3]	Level 3 Financing Inc.	3.875%	11/15/29	6,815	5,338
[3]	Level 3 Financing Inc.	11.000%	11/15/29	14,600	16,539
[3]	Level 3 Financing Inc.	4.500%	4/1/30	23,825	19,672
[3]	Level 3 Financing Inc.	10.500%	5/15/30	36,056	39,581
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	58,046
[3]	Lumen Technologies Inc.	4.125%	4/15/29	34,054	30,754
[3]	Lumen Technologies Inc.	4.125%	4/15/30	12,696	11,157
[3]	Match Group Holdings II LLC	4.625%	6/1/28	16,238	15,637
[3]	Match Group Holdings II LLC	5.625%	2/15/29	2,985	2,953
[3]	Match Group Holdings II LLC	4.125%	8/1/30	12,653	11,413
[3]	Midcontinent Communications	8.000%	8/15/32	34,685	35,587
2

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	News Corp.	3.875%	5/15/29	37,115	34,661
[3]	Nexstar Media Inc.	5.625%	7/15/27	16,075	15,856
[3]	Nexstar Media Inc.	4.750%	11/1/28	12,325	11,637
[3,4]	Odido Holding BV	3.750%	1/15/29	33,365	34,073
[3]	Optics Bidco SpA	6.375%	11/15/33	7,050	6,997
[3]	Optics Bidco SpA	6.000%	9/30/34	21,092	20,264
[3]	Optics Bidco SpA	7.200%	7/18/36	19,823	20,278
[3]	Optics Bidco SpA	7.721%	6/4/38	15,030	15,833
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	20,917
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	9,700	9,078
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	72,573	67,377
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	26,995	28,279
	Paramount Global	4.200%	6/1/29	8,800	8,338
	Paramount Global	7.875%	7/30/30	7,450	8,115
	Paramount Global	4.200%	5/19/32	15,150	13,506
	Paramount Global	6.875%	4/30/36	12,375	12,672
	Paramount Global	4.850%	7/1/42	9,895	7,914
	Paramount Global	4.375%	3/15/43	21,112	15,635
	Paramount Global	5.850%	9/1/43	2,910	2,556
	Paramount Global	6.250%	2/28/57	31,776	30,342
	Paramount Global	6.375%	3/30/62	33,700	32,877
[3]	ROBLOX Corp.	3.875%	5/1/30	92,140	84,320
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	53,464	39,033
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	5,590	2,985
[3]	Scripps Escrow Inc.	5.875%	7/15/27	28,385	23,782
[3]	Sirius XM Radio LLC	3.125%	9/1/26	12,245	11,846
[3]	Sirius XM Radio LLC	4.000%	7/15/28	23,445	21,917
[3]	Sirius XM Radio LLC	4.125%	7/1/30	5,545	4,955
[3]	Sirius XM Radio LLC	3.875%	9/1/31	14,305	12,325
[3]	Sunrise FinCo I BV	4.875%	7/15/31	66,804	61,975
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	79,092	78,154
	TEGNA Inc.	4.625%	3/15/28	14,555	13,931
	TEGNA Inc.	5.000%	9/15/29	48,200	45,271
	Telecom Italia Capital SA	6.375%	11/15/33	1,185	1,169
	Telecom Italia Capital SA	6.000%	9/30/34	1,358	1,295
	Telecom Italia Capital SA	7.200%	7/18/36	14,633	14,681
	Telecom Italia Capital SA	7.721%	6/4/38	7,265	7,510
[3]	Townsquare Media Inc.	6.875%	2/1/26	21,991	21,958
[3,4]	United Group BV	6.500%	10/31/31	50,630	54,713
[3]	Univision Communications Inc.	8.000%	8/15/28	2,502	2,557
[3]	Univision Communications Inc.	4.500%	5/1/29	1,810	1,649
[3]	Univision Communications Inc.	7.375%	6/30/30	11,360	11,218
[3]	Univision Communications Inc.	8.500%	7/31/31	89,121	89,336
[3]	Virgin Media Finance plc	5.000%	7/15/30	1,470	1,280
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	41,440
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	35,142	31,167
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	6,825	6,518
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	72,755	63,399
[3]	VZ Secured Financing BV	5.000%	1/15/32	58,570	52,318
[3]	Ziggo BV	4.875%	1/15/30	62,395	58,475
					3,225,826
Consumer Discretionary (15.3%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	55,097	52,594
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,950	4,765
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	11,215	10,373
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	47,865	48,505
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	38,180	38,048
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	120,966
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	14,507	14,490
[3,5]	Adient Global Holdings Ltd.	7.500%	2/15/33	24,235	24,461
[3]	Amer Sports Co.	6.750%	2/16/31	33,960	34,870
	American Axle & Manufacturing Inc.	5.000%	10/1/29	30,556	28,029
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	29,074	28,037
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	46,432	42,917
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	22,202
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	23,375	22,237
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	10,854
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	25,136
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	3,335	3,344
3

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	5,580	5,160
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	34,479	31,752
	Bath & Body Works Inc.	6.694%	1/15/27	17,487	17,872
	Bath & Body Works Inc.	5.250%	2/1/28	1,550	1,536
[3]	Bath & Body Works Inc.	6.625%	10/1/30	30,300	30,881
	Bath & Body Works Inc.	6.875%	11/1/35	5,565	5,744
	Bath & Body Works Inc.	6.750%	7/1/36	700	712
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	22,143	22,839
[3,4]	Belron UK Finance plc	4.625%	10/15/29	9,095	9,675
[3]	Belron UK Finance plc	5.750%	10/15/29	44,655	44,328
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/30	3,375	3,643
[3,4,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	6.494%	7/18/30	11,615	12,110
	Boyd Gaming Corp.	4.750%	12/1/27	114,985	112,933
[3]	Boyd Gaming Corp.	4.750%	6/15/31	14,505	13,530
[3]	Builders FirstSource Inc.	5.000%	3/1/30	8,300	7,942
[3]	Builders FirstSource Inc.	4.250%	2/1/32	33,750	30,405
[3]	Builders FirstSource Inc.	6.375%	3/1/34	31,575	31,836
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	25,174	25,436
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	44,790	42,223
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	105,010	108,315
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	22,105	22,377
[3]	Caesars Entertainment Inc.	6.000%	10/15/32	51,235	49,840
[3]	Carnival Corp.	7.625%	3/1/26	14,950	14,973
[3]	Carnival Corp.	5.750%	3/1/27	22,955	23,007
[3]	Carnival Corp.	4.000%	8/1/28	93,130	88,804
[3]	Carnival Corp.	6.000%	5/1/29	12,579	12,587
[3]	Carnival Corp.	7.000%	8/15/29	10,405	10,909
[3]	Carnival Corp.	10.500%	6/1/30	43,110	46,044
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	27,818	29,602
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	19,805	19,717
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.250%	7/15/29	45,036	43,378
	Century Communities Inc.	6.750%	6/1/27	9,993	10,052
[3]	Century Communities Inc.	3.875%	8/15/29	34,362	31,252
[3]	Champ Acquisition Corp.	8.375%	12/1/31	4,038	4,206
[3]	Churchill Downs Inc.	5.500%	4/1/27	2,527	2,515
[3]	Churchill Downs Inc.	4.750%	1/15/28	11,690	11,385
[3]	Churchill Downs Inc.	5.750%	4/1/30	34,716	34,325
[3]	Churchill Downs Inc.	6.750%	5/1/31	4,860	4,949
[3]	Cinemark USA Inc.	5.250%	7/15/28	39,770	38,996
[3]	Cinemark USA Inc.	7.000%	8/1/32	9,185	9,446
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	13,605	13,605
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	26,120	26,253
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	28,505	29,037
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	18,000	18,281
	Dana Inc.	5.625%	6/15/28	4,668	4,638
	Dana Inc.	4.250%	9/1/30	7,020	6,663
	Dana Inc.	4.500%	2/15/32	12,495	11,757
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,945	9,814
	Ford Motor Credit Co. LLC	4.389%	1/8/26	2,975	2,957
	Ford Motor Credit Co. LLC	6.950%	3/6/26	15,000	15,273
[3]	Gap Inc.	3.625%	10/1/29	19,755	17,985
[3]	Gap Inc.	3.875%	10/1/31	17,760	15,589
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	26,406	26,928
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	9,621	9,640
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	5,685	5,574
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	62,503	58,289
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	15,600	14,248
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	4,880	4,468
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	54,567	49,177
	Griffon Corp.	5.750%	3/1/28	14,690	14,563
[3]	Hanesbrands Inc.	4.875%	5/15/26	88,949	88,199
[3]	Hanesbrands Inc.	9.000%	2/15/31	34,223	36,561
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	9,746	9,768
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	3,156	3,178
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	13,415	12,538
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	20,495	20,345
	KB Home	4.800%	11/15/29	15,825	15,164
	KB Home	7.250%	7/15/30	5,000	5,180
	KB Home	4.000%	6/15/31	38,745	34,642
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	24,360	24,072
4

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	LCM Investments Holdings II LLC	4.875%	5/1/29	13,450	12,736
[3]	LCM Investments Holdings II LLC	8.250%	8/1/31	36,100	37,945
[3]	Light & Wonder International Inc.	7.000%	5/15/28	20,020	20,094
[3]	Lithia Motors Inc.	4.625%	12/15/27	57,445	55,870
[3]	Lithia Motors Inc.	3.875%	6/1/29	3,463	3,215
[3]	Lithia Motors Inc.	4.375%	1/15/31	17,655	16,261
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	8,085	7,714
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	16,555	16,494
[3]	Melco Resorts Finance Ltd.	7.625%	4/17/32	7,365	7,372
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	9,610	9,807
	MGM Resorts International	6.500%	4/15/32	10,150	10,166
[3]	Michaels Cos. Inc.	5.250%	5/1/28	28,900	22,458
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	9,025	9,132
[3]	NCL Corp. Ltd.	8.125%	1/15/29	21,835	23,168
[3]	NCL Corp. Ltd.	7.750%	2/15/29	15,895	16,880
[3]	NCL Corp. Ltd.	6.750%	2/1/32	45,790	46,512
[3]	NCL Finance Ltd.	6.125%	3/15/28	1,880	1,900
	Newell Brands Inc.	5.700%	4/1/26	723	726
	Newell Brands Inc.	6.375%	9/15/27	15,688	16,000
	Newell Brands Inc.	6.625%	9/15/29	23,782	24,384
	Newell Brands Inc.	6.375%	5/15/30	35,970	36,429
	Newell Brands Inc.	6.625%	5/15/32	29,565	29,941
	Newell Brands Inc.	6.875%	4/1/36	5,543	5,674
	Newell Brands Inc.	7.000%	4/1/46	11,101	10,674
[3]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/30	8,960	9,277
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	43,611	41,742
[3]	Phinia Inc.	6.625%	10/15/32	9,420	9,451
[3,5]	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.625%	2/1/33	9,435	9,411
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	11,205
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	96,080	96,159
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	19,074
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	24,065	24,148
[3]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	19,135	19,009
[3]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	18,155	18,475
[3]	Saks Global Enterprises LLC	11.000%	12/15/29	12,350	11,841
	Sands China Ltd.	5.125%	8/8/25	25,700	25,677
	Sands China Ltd.	5.400%	8/8/28	11,350	11,323
	Service Corp. International	4.625%	12/15/27	20,770	20,416
	Service Corp. International	5.125%	6/1/29	39,290	38,461
	Service Corp. International	3.375%	8/15/30	28,585	25,394
	Service Corp. International	4.000%	5/15/31	67,405	60,804
[3]	Six Flags Entertainment Corp.	7.250%	5/15/31	4,700	4,840
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	48,110	49,149
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	38,311	37,182
[3]	Studio City Finance Ltd.	6.500%	1/15/28	5,440	5,304
[3]	Studio City Finance Ltd.	5.000%	1/15/29	17,732	16,173
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	6,009
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	23,777	23,022
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	19,802	17,391
	Under Armour Inc.	3.250%	6/15/26	42,005	40,762
[3]	Vail Resorts Inc.	6.500%	5/15/32	28,705	29,148
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/29	4,975	5,273
[3]	Viking Cruises Ltd.	5.875%	9/15/27	9,700	9,671
[3]	Viking Cruises Ltd.	7.000%	2/15/29	4,625	4,669
[3]	Viking Cruises Ltd.	9.125%	7/15/31	31,220	33,805
[3]	Wand NewCo 3 Inc.	7.625%	1/30/32	34,720	35,941
[3]	Wayfair LLC	7.250%	10/31/29	23,365	23,842
[3]	William Carter Co.	5.625%	3/15/27	8,018	7,986
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	50,165	49,836
[3]	Wynn Macau Ltd.	5.500%	1/15/26	17,690	17,633
[3]	Wynn Macau Ltd.	5.500%	10/1/27	19,350	18,937
[3]	Wynn Macau Ltd.	5.625%	8/26/28	16,357	15,790
[3]	Wynn Macau Ltd.	5.125%	12/15/29	68,653	63,921
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	6,697	6,487
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	50,860	53,180
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/33	30,520	30,233
[3]	Yum! Brands Inc.	4.750%	1/15/30	39,610	38,038
	Yum! Brands Inc.	3.625%	3/15/31	52,132	46,665
5

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yum! Brands Inc.	4.625%	1/31/32	14,640	13,641
					3,801,397
Consumer Staples (3.4%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	12,300	12,529
	B&G Foods Inc.	5.250%	9/15/27	36,025	34,195
[3]	B&G Foods Inc.	8.000%	9/15/28	33,755	35,001
[3,4]	Darling Global Finance BV	3.625%	5/15/26	12,945	13,381
[3]	Darling Ingredients Inc.	5.250%	4/15/27	8,820	8,777
[3]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	13,369
[3]	Energizer Holdings Inc.	4.750%	6/15/28	61,896	59,453
[3]	Energizer Holdings Inc.	4.375%	3/31/29	71,101	66,440
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	33,526	34,861
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	5,974	5,842
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	32,663	30,223
[3]	Performance Food Group Inc.	5.500%	10/15/27	100,310	99,771
[3]	Performance Food Group Inc.	4.250%	8/1/29	49,979	46,970
[3]	Performance Food Group Inc.	6.125%	9/15/32	23,155	23,207
[3,4]	Picard Groupe SAS	6.375%	7/1/29	28,535	30,748
[4]	Picard Groupe SAS	6.375%	7/1/29	3,500	3,771
[3]	Post Holdings Inc.	5.500%	12/15/29	36,810	36,019
[3]	Post Holdings Inc.	4.625%	4/15/30	37,059	34,481
[3]	Post Holdings Inc.	4.500%	9/15/31	30,840	27,887
[3]	Post Holdings Inc.	6.250%	2/15/32	20,230	20,265
[3]	Post Holdings Inc.	6.375%	3/1/33	31,865	31,399
[3]	Post Holdings Inc.	6.250%	10/15/34	6,245	6,092
[3]	Prestige Brands Inc.	5.125%	1/15/28	27,925	27,555
[3]	Prestige Brands Inc.	3.750%	4/1/31	8,998	8,002
[3]	US Foods Inc.	6.875%	9/15/28	2,254	2,313
[3]	US Foods Inc.	4.750%	2/15/29	18,593	17,954
[3]	US Foods Inc.	4.625%	6/1/30	13,663	12,940
[3]	US Foods Inc.	7.250%	1/15/32	11,670	12,117
[3]	US Foods Inc.	5.750%	4/15/33	19,060	18,591
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	51,240	51,783
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	10,000	8,303
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,708	2,780
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	3,148	2,081
					839,100
Energy (10.5%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	5,552	5,552
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	7,782	7,760
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	5,875	5,742
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	45,435	46,488
[3]	APA Corp.	4.875%	11/15/27	12,460	12,377
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/32	42,805	43,175
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,957
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	24,248	24,914
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	8,998	9,422
[3]	Buckeye Partners LP	4.125%	3/1/25	33,639	33,639
	Buckeye Partners LP	3.950%	12/1/26	21,628	21,033
	Buckeye Partners LP	4.125%	12/1/27	27,120	26,011
[3]	Buckeye Partners LP	4.500%	3/1/28	85,013	82,052
[3]	Buckeye Partners LP	6.875%	7/1/29	28,275	28,963
[3]	Buckeye Partners LP	6.750%	2/1/30	29,000	29,506
	Buckeye Partners LP	5.850%	11/15/43	16,000	14,025
[3]	Civitas Resources Inc.	8.375%	7/1/28	18,528	19,388
[3]	Civitas Resources Inc.	8.625%	11/1/30	8,197	8,690
[3]	Civitas Resources Inc.	8.750%	7/1/31	12,540	13,236
[3]	CNX Resources Corp.	6.000%	1/15/29	6,825	6,765
[3]	CNX Resources Corp.	7.375%	1/15/31	16,440	16,867
[3]	CNX Resources Corp.	7.250%	3/1/32	17,935	18,286
	Continental Resources Inc.	4.375%	1/15/28	21,625	21,116
[3]	Continental Resources Inc.	5.750%	1/15/31	1,730	1,729
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	33,115	34,522
[3]	DT Midstream Inc.	4.125%	6/15/29	81,874	77,436
[3]	DT Midstream Inc.	4.375%	6/15/31	77,990	72,132
[3]	Enerflex Ltd.	9.000%	10/15/27	39,451	40,989
	EnLink Midstream Partners LP	4.150%	6/1/25	23,340	23,250
	EnLink Midstream Partners LP	4.850%	7/15/26	18,069	18,027
[3]	EQM Midstream Partners LP	7.500%	6/1/27	6,490	6,653
6

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	62,335
[3]	EQM Midstream Partners LP	4.500%	1/15/29	23,924	23,082
[3]	EQM Midstream Partners LP	7.500%	6/1/30	1,475	1,590
[3]	EQM Midstream Partners LP	4.750%	1/15/31	90,662	86,347
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/28	5,825	5,898
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	23,490	24,054
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	12,015	12,016
[3]	Hess Midstream Operations LP	6.500%	6/1/29	12,033	12,278
[3]	Kinetik Holdings LP	6.625%	12/15/28	18,100	18,520
[3]	Kinetik Holdings LP	5.875%	6/15/30	4,441	4,407
[3]	Matador Resources Co.	6.875%	4/15/28	40,975	41,711
[3]	Matador Resources Co.	6.500%	4/15/32	27,887	27,955
[3]	Matador Resources Co.	6.250%	4/15/33	28,570	28,175
[3]	Noble Finance II LLC	8.000%	4/15/30	87,720	89,255
[3]	Northriver Midstream Finance LP	6.750%	7/15/32	47,235	48,249
	Ovintiv Inc.	7.200%	11/1/31	2,757	2,971
	Ovintiv Inc.	7.375%	11/1/31	26,708	29,070
	Ovintiv Inc.	6.500%	8/15/34	10,685	11,094
[3]	Permian Resources Operating LLC	5.375%	1/15/26	2,655	2,647
[3]	Permian Resources Operating LLC	8.000%	4/15/27	26,745	27,381
[3]	Permian Resources Operating LLC	5.875%	7/1/29	60,319	59,904
[3]	Permian Resources Operating LLC	9.875%	7/15/31	11,632	12,789
[3]	Permian Resources Operating LLC	7.000%	1/15/32	36,330	37,339
[3]	Permian Resources Operating LLC	6.250%	2/1/33	23,225	23,285
	Range Resources Corp.	8.250%	1/15/29	31,447	32,324
[3]	Range Resources Corp.	4.750%	2/15/30	56,221	53,497
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,888
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	3,058
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	4,100	4,103
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	2,890	2,956
	SM Energy Co.	6.750%	9/15/26	19,200	19,214
	SM Energy Co.	6.625%	1/15/27	1,295	1,294
	SM Energy Co.	6.500%	7/15/28	17,875	17,905
[3]	SM Energy Co.	6.750%	8/1/29	28,505	28,540
[3]	SM Energy Co.	7.000%	8/1/32	21,710	21,702
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	22,138	22,830
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	6,785	6,971
[3]	Sunoco LP	7.000%	5/1/29	15,350	15,878
[3]	Sunoco LP	7.250%	5/1/32	14,320	14,942
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	60,590	60,491
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	11,371
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	9,705	9,984
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	31,386
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	56,155	52,970
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	36,914	37,539
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	18,107	17,483
[3]	Transocean Inc.	8.250%	5/15/29	5,985	6,012
[3]	Transocean Inc.	8.750%	2/15/30	76,755	80,024
[3]	Transocean Inc.	8.500%	5/15/31	26,160	26,346
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	5,259	5,386
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	42,660	43,679
[3]	Valaris Ltd.	8.375%	4/30/30	43,467	44,632
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	55,450	51,302
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	23,783	24,227
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	44,080	39,839
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	21,215	18,275
[3]	Venture Global LNG Inc.	8.125%	6/1/28	5,585	5,839
[3]	Venture Global LNG Inc.	9.500%	2/1/29	46,548	51,880
[3]	Venture Global LNG Inc.	7.000%	1/15/30	11,395	11,651
[3]	Venture Global LNG Inc.	8.375%	6/1/31	20,995	22,091
[3]	Venture Global LNG Inc.	9.875%	2/1/32	25,225	27,767
[3]	Viper Energy Inc.	7.375%	11/1/31	11,625	12,168
[3]	Vital Energy Inc.	7.750%	7/31/29	24,115	24,175
[3]	Vital Energy Inc.	7.875%	4/15/32	90,028	88,790
[3]	Weatherford International Ltd.	8.625%	4/30/30	55,350	57,413
	Western Midstream Operating LP	4.650%	7/1/26	13,231	13,189
	Western Midstream Operating LP	4.750%	8/15/28	4,715	4,644
	Western Midstream Operating LP	4.050%	2/1/30	2,205	2,079
7

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	5.450%	4/1/44	13,155	11,690
					2,617,478
Financials (9.5%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	44,800	46,529
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	80,650	76,331
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	16,365	15,777
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	115,210	115,116
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	9,650	9,328
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	38,525	38,935
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	16,850	17,159
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/31	43,470	43,512
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	17,288	17,670
[3]	AmWINS Group Inc.	6.375%	2/15/29	17,235	17,450
[3]	AmWINS Group Inc.	4.875%	6/30/29	3,609	3,436
	Block Inc.	2.750%	6/1/26	55,353	53,876
[3]	Block Inc.	6.500%	5/15/32	95,780	97,959
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	52,025	54,489
[3]	Credit Acceptance Corp.	9.250%	12/15/28	34,155	36,416
[3]	Fair Isaac Corp.	4.000%	6/15/28	32,367	30,834
[3]	FirstCash Inc.	4.625%	9/1/28	28,015	26,796
[3]	FirstCash Inc.	5.625%	1/1/30	19,515	19,098
[3]	FirstCash Inc.	6.875%	3/1/32	13,625	13,831
[3]	Focus Financial Partners LLC	6.750%	9/15/31	62,855	63,198
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	12,095	12,172
[3]	Freedom Mortgage Corp.	6.625%	1/15/27	22,110	22,171
[3]	Freedom Mortgage Corp.	12.000%	10/1/28	30,500	33,233
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	30,790	34,377
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	15,641	16,336
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	6,625	6,858
[3]	GGAM Finance Ltd.	8.000%	2/15/27	33,258	34,349
[3]	GGAM Finance Ltd.	8.000%	6/15/28	35,368	37,314
[3]	GGAM Finance Ltd.	6.875%	4/15/29	19,110	19,571
[3]	GGAM Finance Ltd.	5.875%	3/15/30	16,505	16,405
[3]	goeasy Ltd.	9.250%	12/1/28	20,735	22,150
[3]	goeasy Ltd.	7.625%	7/1/29	28,105	29,068
[3]	goeasy Ltd.	6.875%	5/15/30	9,785	9,943
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	40,105	41,004
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	28,808	29,577
[3]	HUB International Ltd.	5.625%	12/1/29	15,065	14,765
[3]	HUB International Ltd.	7.250%	6/15/30	67,225	69,489
[3]	HUB International Ltd.	7.375%	1/31/32	16,565	17,042
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	53,100	53,172
[3]	Intesa Sanpaolo SpA	4.198%	6/1/32	9,050	8,030
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	1,953	1,950
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	14,293
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	16,588	15,775
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	19,790	20,367
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	4,810	4,958
[3]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	17,035	17,974
[3]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	4,225	4,380
[3]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	4,700	4,694
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	35,580	34,954
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	13,955	14,041
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	92,932	87,769
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	36,298	35,083
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	27,852	28,716
	Navient Corp.	6.750%	6/15/26	910	925
	Navient Corp.	4.875%	3/15/28	6,790	6,503
	Navient Corp.	5.500%	3/15/29	39,865	38,221
	Navient Corp.	9.375%	7/25/30	7,152	7,773
	Navient Corp.	5.625%	8/1/33	6,576	5,810
	OneMain Finance Corp.	7.125%	3/15/26	57,621	58,771
	OneMain Finance Corp.	3.500%	1/15/27	20,735	19,936
	OneMain Finance Corp.	3.875%	9/15/28	47,215	44,099
	OneMain Finance Corp.	9.000%	1/15/29	25,104	26,671
	OneMain Finance Corp.	6.625%	5/15/29	30,170	30,648
	OneMain Finance Corp.	4.000%	9/15/30	21,800	19,533
	OneMain Finance Corp.	7.125%	11/15/31	17,843	18,349
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	83,855	85,878
8

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	38,858
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	30,140	28,211
[3]	PennyMac Financial Services Inc.	7.875%	12/15/29	10,660	11,155
[3]	PennyMac Financial Services Inc.	7.125%	11/15/30	24,620	25,203
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	3,885	3,717
	Radian Group Inc.	4.875%	3/15/27	22,275	22,169
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	15,776	15,049
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	20,840	19,047
[3]	Ryan Specialty LLC	5.875%	8/1/32	21,807	21,629
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/32	72,535	74,472
	SLM Corp.	6.500%	1/31/30	6,190	6,252
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	3,968	4,099
[3]	Starwood Property Trust Inc.	6.000%	4/15/30	17,280	17,036
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	19,920	19,896
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	18,225	18,119
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	7,250	7,027
[3]	USI Inc.	7.500%	1/15/32	9,620	10,054
[3]	UWM Holdings LLC	6.625%	2/1/30	43,710	43,776
					2,358,606
Health Care (6.7%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	35,087	34,162
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	23,232	22,106
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	54,210	55,841
[3]	Avantor Funding Inc.	4.625%	7/15/28	45,815	44,245
[3]	Avantor Funding Inc.	3.875%	11/1/29	4,230	3,917
[3]	Bausch & Lomb Corp.	8.375%	10/1/28	62,482	65,441
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	12,370	12,137
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	16,625	15,919
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	18,975	17,537
[3]	CHS / Community Health Systems Inc.	5.625%	3/15/27	85,570	83,121
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/29	14,314	13,047
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/30	22,465	19,145
[3]	CHS / Community Health Systems Inc.	4.750%	2/15/31	16,650	13,595
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/32	55,343	57,018
[3]	Concentra Escrow Issuer Corp.	6.875%	7/15/32	9,485	9,828
	CVS Health Corp.	6.750%	12/10/54	5,000	4,945
	CVS Health Corp.	7.000%	3/10/55	16,250	16,421
[3]	DaVita Inc.	3.750%	2/15/31	34,490	30,357
[3]	DaVita Inc.	6.875%	9/1/32	18,165	18,428
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	59,537	63,694
[3,4]	Grifols SA	2.250%	11/15/27	30,130	29,479
[3,4]	Grifols SA	3.875%	10/15/28	16,116	14,979
[3]	Grifols SA	4.750%	10/15/28	17,445	16,144
	HCA Inc.	5.875%	2/15/26	2,245	2,256
	HCA Inc.	5.875%	2/1/29	16,720	17,106
[3]	Hologic Inc.	3.250%	2/15/29	45,365	41,743
[3]	IQVIA Inc.	5.000%	10/15/26	41,558	41,384
[3]	IQVIA Inc.	5.000%	5/15/27	57,232	56,647
[3,4]	IQVIA Inc.	2.250%	1/15/28	24,720	24,664
[3,4]	IQVIA Inc.	2.875%	6/15/28	39,345	39,783
[3]	Jazz Securities DAC	4.375%	1/15/29	22,850	21,766
[3]	LifePoint Health Inc.	11.000%	10/15/30	17,536	19,394
[3]	Medline Borrower LP	3.875%	4/1/29	119,972	112,035
[3]	Medline Borrower LP	5.250%	10/1/29	77,159	74,742
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20,930	21,276
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	29,341	27,823
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	5,238	5,270
[3,4]	Rossini Sarl	6.750%	12/31/29	28,280	31,038
[4]	Rossini Sarl	6.750%	12/31/29	3,500	3,841
[3]	Star Parent Inc.	9.000%	10/1/30	62,122	65,383
[3]	Surgery Center Holdings Inc.	7.250%	4/15/32	13,331	13,298
[3]	Teleflex Inc.	4.250%	6/1/28	34,312	32,972
	Tenet Healthcare Corp.	5.125%	11/1/27	8,670	8,571
	Tenet Healthcare Corp.	4.625%	6/15/28	19,080	18,459
	Tenet Healthcare Corp.	6.125%	10/1/28	27,563	27,569
	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	9,833
	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	26,158
	Tenet Healthcare Corp.	6.125%	6/15/30	56,250	56,490
	Tenet Healthcare Corp.	6.750%	5/15/31	58,115	59,454
9

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	88,048	85,308
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	8,696
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	35,135	36,124
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	10,582	10,365
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	5,480	5,921
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5,725	6,405
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	12,560	9,176
					1,682,456
Industrials (8.3%)
[3]	Air Canada	3.875%	8/15/26	45,780	44,684
[3]	Allison Transmission Inc.	4.750%	10/1/27	1,940	1,905
[3]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,346
[3]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,305
[3]	American Airlines Inc.	7.250%	2/15/28	10,312	10,552
[3]	American Airlines Inc.	8.500%	5/15/29	23,476	24,723
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	10,404	10,399
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	35,292	35,199
[3]	Aramark Services Inc.	5.000%	4/1/25	48,803	48,764
[3]	Aramark Services Inc.	5.000%	2/1/28	48,142	47,176
[3]	Arcosa Inc.	6.875%	8/15/32	5,592	5,735
[3]	Atkore Inc.	4.250%	6/1/31	12,665	11,375
[3]	Bombardier Inc.	8.750%	11/15/30	11,350	12,217
[3]	Bombardier Inc.	7.250%	7/1/31	11,740	12,119
[3]	Bombardier Inc.	7.000%	6/1/32	8,925	9,110
[3]	BWX Technologies Inc.	4.125%	6/30/28	29,906	28,411
[3]	BWX Technologies Inc.	4.125%	4/15/29	48,969	46,124
[3]	Chart Industries Inc.	7.500%	1/1/30	6,290	6,569
[3]	Chart Industries Inc.	9.500%	1/1/31	8,690	9,359
[3]	Clean Harbors Inc.	4.875%	7/15/27	48,605	47,952
[3]	Clean Harbors Inc.	5.125%	7/15/29	25,851	25,059
[3]	Clean Harbors Inc.	6.375%	2/1/31	20,716	20,954
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	103,705	104,969
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	13,110	13,331
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	76,831	71,535
[3]	Garda World Security Corp.	4.625%	2/15/27	2,211	2,169
[3]	Garda World Security Corp.	7.750%	2/15/28	8,230	8,538
[3]	Garda World Security Corp.	8.250%	8/1/32	21,672	22,285
[3]	Gates Corp.	6.875%	7/1/29	11,118	11,380
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	17,975	18,035
[3]	Goat Holdco LLC	6.750%	2/1/32	36,290	36,175
[3]	Herc Holdings Inc.	5.500%	7/15/27	135,447	135,033
[3]	Herc Holdings Inc.	6.625%	6/15/29	53,760	54,937
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	88,941	93,918
[3]	Mueller Water Products Inc.	4.000%	6/15/29	2,375	2,215
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	26,765	27,068
[3,4]	Q-Park Holding I BV	5.125%	3/1/29	19,705	21,102
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/31	47,100	47,137
[3]	Reworld Holding Corp.	4.875%	12/1/29	46,985	43,678
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	9,610	9,059
	Spirit AeroSystems Inc.	3.850%	6/15/26	1,960	1,925
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	54,451	58,515
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	53,150	58,852
[3]	Terex Corp.	6.250%	10/15/32	6,544	6,476
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	23,199	24,010
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	34,937
[3]	TopBuild Corp.	3.625%	3/15/29	1,940	1,794
[3]	TopBuild Corp.	4.125%	2/15/32	9,025	8,086
	TransDigm Inc.	5.500%	11/15/27	14,745	14,606
[3]	TransDigm Inc.	6.750%	8/15/28	93,905	95,579
	TransDigm Inc.	4.625%	1/15/29	20,326	19,239
[3]	TransDigm Inc.	6.375%	3/1/29	80,213	81,053
[3]	TransDigm Inc.	6.875%	12/15/30	41,280	42,280
[3]	TransDigm Inc.	7.125%	12/1/31	37,160	38,413
[3]	TransDigm Inc.	6.625%	3/1/32	26,181	26,666
[3]	TransDigm Inc.	6.000%	1/15/33	13,560	13,372
[3]	Triumph Group Inc.	9.000%	3/15/28	16,275	17,064
[3]	United Airlines Inc.	4.375%	4/15/26	27,710	27,332
[3]	United Airlines Inc.	4.625%	4/15/29	34,594	33,224
	United Rentals North America Inc.	5.500%	5/15/27	27,616	27,601
10

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Rentals North America Inc.	4.875%	1/15/28	58,416	57,610
	United Rentals North America Inc.	5.250%	1/15/30	5,110	5,045
	United Rentals North America Inc.	4.000%	7/15/30	27,117	25,118
	United Rentals North America Inc.	3.875%	2/15/31	29,379	26,733
	United Rentals North America Inc.	3.750%	1/15/32	39,400	34,942
[3]	Waste Pro USA Inc.	7.000%	2/1/33	6,600	6,672
[3]	WESCO Distribution Inc.	6.375%	3/15/29	22,560	22,963
[3]	WESCO Distribution Inc.	6.625%	3/15/32	18,045	18,461
[3]	Williams Scotsman Inc.	4.625%	8/15/28	15,360	15,092
[3]	Williams Scotsman Inc.	6.625%	6/15/29	16,495	16,911
[3]	Williams Scotsman Inc.	7.375%	10/1/31	15,800	16,516
					2,061,688
Materials (9.5%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	2,435	2,403
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	18,336	18,514
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/27	1,893	1,884
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	26,400	23,876
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	59,626	52,022
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	38,325	33,637
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	17,208	9,472
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	48,672	26,574
	ATI Inc.	7.250%	8/15/30	30,100	31,239
[3]	Avient Corp.	7.125%	8/1/30	47,805	49,052
[3]	Avient Corp.	6.250%	11/1/31	6,020	6,000
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25,430	26,506
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	54,059	49,665
	Ball Corp.	6.875%	3/15/28	24,045	24,678
	Ball Corp.	6.000%	6/15/29	26,845	27,131
	Ball Corp.	2.875%	8/15/30	13,655	11,824
	Ball Corp.	3.125%	9/15/31	375	322
[3]	Berry Global Inc.	4.500%	2/15/26	52,709	52,279
[3]	Berry Global Inc.	5.625%	7/15/27	6,575	6,583
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	8,385	8,228
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	12,200	11,011
	Chemours Co.	5.375%	5/15/27	27,490	26,920
[3]	Chemours Co.	5.750%	11/15/28	32,835	31,194
[3]	Chemours Co.	4.625%	11/15/29	38,721	34,351
[3]	Chemours Co.	8.000%	1/15/33	45,680	45,302
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/29	33,715	33,862
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	2,910	2,900
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	40,923	40,842
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/33	68,828	68,549
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	27,900	28,177
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/30	26,170	26,638
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	25,560	26,046
	Commercial Metals Co.	4.125%	1/15/30	8,740	8,107
	Commercial Metals Co.	4.375%	3/15/32	19,045	17,331
[3]	Constellium SE	5.625%	6/15/28	15,529	15,232
[3]	Constellium SE	3.750%	4/15/29	36,000	32,820
[3,4]	Constellium SE	5.375%	8/15/32	14,925	15,442
[3]	Constellium SE	6.375%	8/15/32	7,320	7,217
	Crown Americas LLC	5.250%	4/1/30	17,415	17,049
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	12,455	12,418
[3,4]	Crown European Holdings SACA	2.875%	2/1/26	31,200	32,238
[3]	Element Solutions Inc.	3.875%	9/1/28	33,948	32,402
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	16,175	17,113
[3]	First Quantum Minerals Ltd.	8.625%	6/1/31	7,665	7,867
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	21,099
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	33,653	30,706
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	21,072
[3]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,726
[3]	Graphic Packaging International LLC	3.500%	3/15/28	71,362	67,283
[3]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	9,872
[3]	Graphic Packaging International LLC	3.750%	2/1/30	15,803	14,426
[3]	Graphic Packaging International LLC	6.375%	7/15/32	21,960	22,161
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	30,156	30,196
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	19,123	18,416
[3]	Magnera Corp.	7.250%	11/15/31	11,200	11,045
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	33,179	32,603
11

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	NOVA Chemicals Corp.	8.500%	11/15/28	12,935	13,740
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	7,480	6,830
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	28,364	30,160
[3]	NOVA Chemicals Corp.	7.000%	12/1/31	15,770	15,935
[3]	Novelis Corp.	3.250%	11/15/26	30,210	29,198
[3]	Novelis Corp.	4.750%	1/30/30	35,021	32,918
[3]	Novelis Corp.	3.875%	8/15/31	36,737	32,183
[3]	Novelis Inc.	6.875%	1/30/30	15,105	15,461
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	38,615	36,653
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	56,220	59,563
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	4,875	4,679
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	73,927	75,337
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	35,665	35,790
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	34,928	34,054
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	46,884	44,993
[3]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	15,475	15,512
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	4,765	4,780
[3,5]	Quikrete Holdings Inc.	6.375%	3/1/32	47,939	48,119
[3,5]	Quikrete Holdings Inc.	6.750%	3/1/33	24,895	25,019
[3]	Sealed Air Corp.	4.000%	12/1/27	6,025	5,787
[3]	Sealed Air Corp.	5.000%	4/15/29	13,129	12,719
[3]	Sealed Air Corp.	6.875%	7/15/33	3,745	3,929
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	9,285	9,371
[3]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	9,415	9,787
[4]	Silgan Holdings Inc.	2.250%	6/1/28	38,120	37,663
[3]	SNF Group SACA	3.125%	3/15/27	21,540	20,520
[3]	SNF Group SACA	3.375%	3/15/30	3,150	2,779
[3]	Standard Building Solutions Inc.	6.500%	8/15/32	8,920	9,006
[3]	Standard Industries Inc.	5.000%	2/15/27	28,605	28,201
[3]	Standard Industries Inc.	4.750%	1/15/28	29,839	29,013
[3]	Standard Industries Inc.	4.375%	7/15/30	47,700	44,301
[3]	Standard Industries Inc.	3.375%	1/15/31	48,750	42,672
[3]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	5,515	5,954
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	16,592
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	67,355	67,022
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	9,078	9,086
[3]	Tronox Inc.	4.625%	3/15/29	42,925	38,913
[3]	Windsor Holdings III LLC	8.500%	6/15/30	29,775	31,538
[3]	WR Grace Holdings LLC	5.625%	8/15/29	18,763	17,490
[3]	WR Grace Holdings LLC	7.375%	3/1/31	13,718	14,156
					2,356,945
Real Estate (1.5%)
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	22,130	23,854
	Hudson Pacific Properties LP	5.950%	2/15/28	9,200	8,317
	Hudson Pacific Properties LP	4.650%	4/1/29	12,010	9,652
	Hudson Pacific Properties LP	3.250%	1/15/30	11,250	8,188
[3]	Iron Mountain Inc.	4.875%	9/15/27	36,420	35,688
[3]	Iron Mountain Inc.	5.250%	3/15/28	910	894
[3]	Iron Mountain Inc.	7.000%	2/15/29	37,900	38,974
[3]	Iron Mountain Inc.	4.875%	9/15/29	66,331	63,578
[3]	Iron Mountain Inc.	5.250%	7/15/30	24,500	23,553
[3]	Iron Mountain Inc.	4.500%	2/15/31	11,180	10,300
[3]	Iron Mountain Inc.	5.625%	7/15/32	7,825	7,534
[3]	Iron Mountain Inc.	6.250%	1/15/33	25,485	25,548
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	399
	MPT Operating Partnership LP / MPT Finance Corp.	5.250%	8/1/26	3,760	3,760
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	4,600	3,517
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	19,245	12,914
[3,5]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	17,290	17,568
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	11,388	11,659
[3]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	3,995	3,988
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	10,325	10,403
	SBA Communications Corp.	3.875%	2/15/27	11,065	10,707
	SBA Communications Corp.	3.125%	2/1/29	10,805	9,831
	Service Properties Trust	5.500%	12/15/27	9,400	9,048
	Service Properties Trust	8.375%	6/15/29	23,253	23,245
[3]	XHR LP	4.875%	6/1/29	5,760	5,475
[3]	XHR LP	6.625%	5/15/30	6,175	6,242
					384,836
12

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (6.6%)
[3]	Amentum Holdings Inc.	7.250%	8/1/32	36,225	36,726
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	92,583	89,560
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	23,899	23,304
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	18,509	17,196
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	4,685	4,452
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	18,459	17,875
[3]	Cloud Software Group Inc.	6.500%	3/31/29	62,765	61,708
[3]	Cloud Software Group Inc.	9.000%	9/30/29	5,650	5,786
[3]	Cloud Software Group Inc.	8.250%	6/30/32	85,656	89,000
[3]	Coherent Corp.	5.000%	12/15/29	61,155	58,906
	Cotiviti Corp.	7.625%	4/30/31	7,752	7,805
[3]	Diebold Nixdorf Inc.	7.750%	3/31/30	5,770	5,994
[3]	Ellucian Holdings Inc.	6.500%	12/1/29	11,875	11,947
[3]	Entegris Inc.	4.375%	4/15/28	57,005	55,008
[3]	Entegris Inc.	4.750%	4/15/29	39,230	37,849
[3]	Entegris Inc.	3.625%	5/1/29	18,735	17,246
[3]	Entegris Inc.	5.950%	6/15/30	8,995	8,959
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	38,550	39,751
[3]	Gen Digital Inc.	5.000%	4/15/25	107,805	107,728
[3]	Imola Merger Corp.	4.750%	5/15/29	174,057	166,124
[3]	McAfee Corp.	7.375%	2/15/30	85,601	84,421
[3]	NCR Atleos Corp.	9.500%	4/1/29	45,660	49,746
	Nokia of America Corp.	6.500%	1/15/28	56,315	54,993
	Nokia of America Corp.	6.450%	3/15/29	88,727	87,058
[3]	Open Text Corp.	3.875%	2/15/28	60,222	57,244
[3]	Open Text Corp.	3.875%	12/1/29	46,595	42,776
[3]	Open Text Holdings Inc.	4.125%	2/15/30	50,385	46,238
[3]	Open Text Holdings Inc.	4.125%	12/1/31	21,605	19,353
[3]	PTC Inc.	3.625%	2/15/25	15,330	15,311
[3]	PTC Inc.	4.000%	2/15/28	12,620	12,096
[3]	Rocket Software Inc.	9.000%	11/28/28	49,330	51,054
[3]	Rocket Software Inc.	6.500%	2/15/29	7,000	6,649
[3]	SS&C Technologies Inc.	5.500%	9/30/27	135,066	134,786
[3]	UKG Inc.	6.875%	2/1/31	93,845	95,775
	Western Digital Corp.	4.750%	2/15/26	16,371	16,276
	Western Digital Corp.	2.850%	2/1/29	3,105	2,786
					1,639,486
Utilities (1.9%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	7,868	7,839
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	39,802	39,518
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	17,666	16,829
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	13,665	13,567
[3]	Calpine Corp.	4.500%	2/15/28	21,892	21,250
[3]	Calpine Corp.	4.625%	2/1/29	6,270	6,001
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	30,596	29,599
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	91,085	80,666
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	15,926	13,849
	Edison International	8.125%	6/15/53	13,050	12,408
	Edison International	7.875%	6/15/54	13,250	12,398
	FirstEnergy Corp.	3.900%	7/15/27	828	809
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	71,250	68,363
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	18,260	17,328
[3]	NextEra Energy Operating Partners LP	7.250%	1/15/29	36,575	36,833
[3]	NRG Energy Inc.	6.250%	11/1/34	10,595	10,449
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	4,535	4,281
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	11,785
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	20,315	20,282
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	13,564	12,875
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	20,767	21,947
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	9,005	9,281
					468,157
Total Corporate Bonds (Cost $21,575,565)					21,435,975
Floating Rate Loan Interests (3.6%)
[6]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.062%	9/30/31	4,593	4,614
[6]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.562%	9/29/31	15,830	15,763
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	9.305%	4/20/28	37,475	38,370
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.662%	8/19/28	16,021	16,037
13

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Asurion LLC Term Loan B-12, TSFR1M + 4.250%	8.676%	9/19/30	3,870	3,864
[6]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.676%	1/31/28	3,880	3,796
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.000%	7.312%	2/15/29	29,921	29,921
[6]	Barnes Group Inc. Term Loan, TSFR1M + 3.000%	7.311%	12/10/31	10,680	10,700
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	7.661%	5/10/27	28,898	29,023
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.273%	10/16/31	36,399	36,702
[6]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.500%	6.829%	1/31/31	14,543	14,589
[6]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.812%	7/1/31	20,396	20,464
[6]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.579%	7/6/29	9,446	9,002
[6]	Champ Acquisition Corp. Term Loan B, TSFR1M + 4.500%	8.857%	11/25/31	1,418	1,428
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.312%	8/18/28	12,726	12,805
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.086%	1/14/32	36,555	36,532
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.829%	3/30/29	1,845	1,856
[6]	Cloud Software Group Inc. Term Loan, TSFR3M + 3.750%	8.079%	3/21/31	8,370	8,426
[6]	Cushman & Wakefield US Borrower LLC Term Loan, TSFR1M + 3.250%	7.562%	1/31/30	13,651	13,728
[6]	Dun & Bradstreet Corp. Term Loan, TSFR1M + 2.250%	6.561%	1/18/29	37,624	37,671
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.312%	4/23/31	47,895	48,194
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.892%	7/21/28	17,176	17,201
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.892%	7/21/28	5,242	5,250
[6]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.500%	7.812%	6/27/31	17,661	17,705
[6]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.803%	7/1/31	5,579	5,607
[6]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.764%	11/4/31	10,445	10,484
[6]	Grant Thornton Advisors LLC Term Loan B, TSFR3M + 2.750%	7.055%	6/2/31	13,566	13,600
[6]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.000%	7.312%	2/15/31	26,406	26,515
[6]	HUB International Ltd. Term Loan B, TSFR3M + 2.750%	7.079%	6/20/30	36,393	36,525
[6]	IRB Hodling Corp. Term Loan B, TSFR1M + 2.500%	6.812%	12/15/27	44,279	44,398
[6]	JetBlue Airways Corp. Term Loan B, TSFR3M + 5.500%	9.854%	8/27/29	26,484	26,579
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.337%	3/1/29	35,679	35,754
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.562%	10/23/28	49,736	49,973
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.053%	4/16/29	5,939	5,971
[6]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.560%	8/16/30	15,971	16,021
[6]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.162%	2/1/28	24,764	23,147
[6,7]	Quikrete Holdings Inc.	—%	2/10/32	21,155	21,245
[6]	Raven Acquisition Holdings LLC Term Loan B, TSFR1M + 3.250%	7.562%	11/19/31	13,698	13,742
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 4.250%	8.562%	11/28/28	4,335	4,385
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	7.312%	7/31/31	19,656	19,763
[6]	Sophia LP Term Loan, TSFR1M + 4.750%	9.062%	11/22/32	7,950	8,129
[6]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.329%	9/27/30	32,750	32,316
[6]	Trans Union LLC Term Loan B-9, TSFR1M + 1.750%	6.062%	6/24/31	21,392	21,382
[6]	Truist Insurance Holdings LLC Term Loan B, TSFR3M + 2.750%	7.079%	5/6/31	7,778	7,797
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.079%	5/6/32	18,650	18,930
[6]	UFC Holdings LLC Term Loan B, TSFR3M + 2.250%	6.770%	11/21/31	8,410	8,451
[6]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 3.250%	7.560%	1/30/31	24,148	24,148
Total Floating Rate Loan Interests (Cost $903,133)					908,503
				Shares
Temporary Cash Investments (4.7%)
Money Market Fund (1.8%)
[8]	Vanguard Market Liquidity Fund	4.371%		4,501,098	450,065
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.9%)
	Bank of America Securities, LLC (Dated 1/31/25, Repurchase Value $86,231,000, collateralized by Fannie Mae 3.000%–5.500%, 2/1/40–10/1/54, Freddie Mac 2.000%–6.000%, 3/1/27–6/1/53, and Ginnie Mae 3.500%–5.500%, 5/15/43–12/20/54, with a value of $87,924,000)	4.350%	2/3/25	86,200	86,200
	Credit Agricole Securities (Dated 1/31/25, Repurchase Value $124,045,000, collateralized by Federal Home Loan Bank 0.800%–5.810%, 4/28/25–12/12/44, Freddie Mac 5.000%, 10/23/28, and U.S. Treasury Note/Bond 0.625%–4.375%, 7/31/26–2/15/39, with a value of $126,480,000)	4.330%	2/3/25	124,000	124,000
	JP Morgan Securities, LLC (Dated 1/31/25, Repurchase Value $55,020,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.125%, 12/15/25–11/30/29, with a value of $56,100,000)	4.340%	2/3/25	55,000	55,000
	JP Morgan Securities, LLC (Dated 1/31/25, Repurchase Value $182,766,000, collateralized by U.S. Treasury Note/Bond 3.000%–4.000%, 10/31/25–10/31/29, with a value of $186,354,000)	4.340%	2/3/25	182,700	182,700
14

High-Yield Corporate Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
RBC Capital Markets LLC (Dated 1/31/25, Repurchase Value $108,239,000, collateralized by Fannie Mae 3.500%, 6/1/42, Freddie Mac 2.000%–5.500%, 1/1/51–3/1/53, and U.S. Treasury Note/Bond 2.250%–4.750%, 8/15/39–2/15/54, with a value of $110,364,000)	4.350%	2/3/25	108,200	108,200
TD Securities (USA) LLC (Dated 1/31/25, Repurchase Value $149,254,000, collateralized by Fannie Mae 2.500%–3.000%, 8/1/50–9/1/50, with a value of $152,184,000)	4.350%	2/3/25	149,200	149,200
				705,300
Total Temporary Cash Investments (Cost $1,155,365)				1,155,365
Total Investments (99.4%) (Cost $24,871,206)				24,735,169
Other Assets and Liabilities—Net (0.6%)				157,099
Net Assets (100%)				24,892,268
Cost is in $000.
1	Securities with a value of $78,143,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $30,739,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $17,783,532,000, representing 71.4% of net assets.
4	Face amount denominated in euro.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Represents an unsettled loan as of January 31, 2025. The coupon rate is not known until the settlement date.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Grant Thornton Advisors LLC	342	343	1	—
Raven Acquisition Holdings LLC	972	979	7	—
			8	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	3,056	628,390	408
5-Year U.S. Treasury Note	March 2025	7,902	840,699	(1,960)
10-Year U.S. Treasury Note	March 2025	2,253	245,225	(1,866)
Long U.S. Treasury Bond	March 2025	918	104,566	(1,734)
Ultra 10-Year U.S. Treasury Note	March 2025	1,229	136,880	(1,209)
Ultra Long U.S. Treasury Bond	March 2025	172	20,377	(650)
				(7,011)
15

High-Yield Corporate Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2025	(543)	(59,102)	(133)
Euro-Bobl	March 2025	(1,342)	(163,485)	2,637
Euro-Schatz	March 2025	(3,819)	(423,183)	2,460
Long U.S. Treasury Bond	March 2025	(43)	(4,898)	2
Ultra Long U.S. Treasury Bond	March 2025	(118)	(13,979)	(202)
				4,764
				(2,247)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	2/28/25	EUR	27,704	USD	28,895	—	(119)
Barclays Bank plc	2/28/25	EUR	19,151	USD	20,117	—	(224)
JPMorgan Chase Bank, N.A.	2/28/25	EUR	13,332	USD	14,031	—	(183)
Bank of America, N.A.	2/28/25	EUR	3,697	USD	3,840	—	—
Bank of America, N.A.	2/28/25	USD	924	CAD	1,325	12	—
Deutsche Bank AG	2/28/25	USD	745,447	EUR	713,354	4,472	—
JPMorgan Chase Bank, N.A.	2/28/25	USD	5,088	GBP	4,120	—	(19)
						4,484	(545)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	1,039,500	5.000	91,270	14,899
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
16

High-Yield Corporate Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,421,141)	24,285,104
Affiliated Issuers (Cost $450,065)	450,065
Total Investments in Securities	24,735,169
Investment in Vanguard	665
Foreign Currency, at Value (Cost $62,506)	62,377
Receivables for Investment Securities Sold	38,174
Receivables for Accrued Income	352,752
Receivables for Capital Shares Issued	20,346
Unrealized Appreciation—Floating Rate Loan Commitments	8
Unrealized Appreciation—Forward Currency Contracts	4,484
Total Assets	25,213,975
Liabilities
Due to Custodian	3,425
Payables for Investment Securities Purchased	260,004
Payables to Investment Advisor	1,282
Payables for Capital Shares Redeemed	23,079
Payables for Distributions	24,639
Payables to Vanguard	1,215
Variation Margin Payable—Futures Contracts	5,275
Unrealized Depreciation—Forward Currency Contracts	545
Variation Margin Payable—Centrally Cleared Swap Contracts	2,243
Total Liabilities	321,707
Net Assets	24,892,268
At January 31, 2025, net assets consisted of:

Paid-in Capital	27,172,344
Total Distributable Earnings (Loss)	(2,280,076)
Net Assets	24,892,268

Investor Shares—Net Assets
Applicable to 563,115,767 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,075,941
Net Asset Value Per Share—Investor Shares	$5.46

Admiral™ Shares—Net Assets
Applicable to 3,993,937,716 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,816,327
Net Asset Value Per Share—Admiral Shares	$5.46

See accompanying Notes, which are an integral part of the Financial Statements.
17

High-Yield Corporate Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	1,488,193
Total Income	1,488,193
Expenses
Investment Advisory Fees—Note B	5,991
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,571
Management and Administrative—Admiral Shares	18,795
Marketing and Distribution—Investor Shares	151
Marketing and Distribution—Admiral Shares	1,089
Custodian Fees	294
Auditing Fees	40
Shareholders’ Reports and Proxy Fees—Investor Shares	186
Shareholders’ Reports and Proxy Fees—Admiral Shares	440
Trustees’ Fees and Expenses	14
Other Expenses	19
Total Expenses	32,590
Expenses Paid Indirectly	(160)
Net Expenses	32,430
Net Investment Income	1,455,763
Realized Net Gain (Loss)
Investment Securities Sold[1]	(171,162)
Futures Contracts	(33,632)
Swap Contracts	102,724
Forward Currency Contracts	43,922
Foreign Currencies	(1,209)
Realized Net Gain (Loss)	(59,357)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	494,688
Floating Rate Loan Commitments	8
Futures Contracts	2,380
Swap Contracts	(32,138)
Forward Currency Contracts	2,161
Foreign Currencies	(219)
Change in Unrealized Appreciation (Depreciation)	466,880
Net Increase (Decrease) in Net Assets Resulting from Operations	1,863,286
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,364,000, $42,000, and ($9,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
18

High-Yield Corporate Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,455,763	1,334,735
Realized Net Gain (Loss)	(59,357)	(577,339)
Change in Unrealized Appreciation (Depreciation)	466,880	991,741
Net Increase (Decrease) in Net Assets Resulting from Operations	1,863,286	1,749,137
Distributions
Investor Shares	(185,046)	(175,056)
Admiral Shares	(1,324,879)	(1,212,514)
Total Distributions	(1,509,925)	(1,387,570)
Capital Share Transactions
Investor Shares	(33,296)	(20,626)
Admiral Shares	938,809	(320,971)
Net Increase (Decrease) from Capital Share Transactions	905,513	(341,597)
Total Increase (Decrease)	1,258,874	19,970
Net Assets
Beginning of Period	23,633,394	23,613,424
End of Period	24,892,268	23,633,394

See accompanying Notes, which are an integral part of the Financial Statements.
19

High-Yield Corporate Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.38	$5.30	$5.77	$5.96	$5.94
Investment Operations
Net Investment Income[1]	.319	.299	.261	.238	.259
Net Realized and Unrealized Gain (Loss) on Investments	.092	.092	(.462)	(.185)	.034
Total from Investment Operations	.411	.391	(.201)	.053	.293
Distributions
Dividends from Net Investment Income	(.331)	(.311)	(.269)	(.243)	(.273)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.331)	(.311)	(.269)	(.243)	(.273)
Net Asset Value, End of Period	$5.46	$5.38	$5.30	$5.77	$5.96
Total Return[2]	7.87%	7.71%	-3.37%	0.84%	5.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,076	$3,068	$3,041	$3,612	$3,877
Ratio of Total Expenses to Average Net Assets	0.22%[3]	0.22%[3]	0.23%[3]	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	5.90%	5.73%	4.90%	4.00%	4.51%
Portfolio Turnover Rate	37%	36%	36%	31%	38%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, and 0.23%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
20

High-Yield Corporate Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.38	$5.30	$5.77	$5.96	$5.94
Investment Operations
Net Investment Income[1]	.325	.304	.266	.244	.265
Net Realized and Unrealized Gain (Loss) on Investments	.092	.092	(.462)	(.185)	.033
Total from Investment Operations	.417	.396	(.196)	.059	.298
Distributions
Dividends from Net Investment Income	(.337)	(.316)	(.274)	(.249)	(.278)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.337)	(.316)	(.274)	(.249)	(.278)
Net Asset Value, End of Period	$5.46	$5.38	$5.30	$5.77	$5.96
Total Return[2]	7.98%	7.82%	-3.27%	0.94%	5.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,816	$20,565	$20,573	$25,011	$24,798
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%[3]	0.13%[3]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	6.00%	5.83%	5.00%	4.10%	4.60%
Portfolio Turnover Rate	37%	36%	36%	31%	38%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.12%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
21

High-Yield Corporate Fund
Notes to Financial Statements
Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 5% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability
22

High-Yield Corporate Fund
position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended January 31, 2025, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended January 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may
23

High-Yield Corporate Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $907,000 for the year ended January 31, 2025.
For the year ended January 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $665,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $160,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
24

High-Yield Corporate Fund
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,235,326	—	1,235,326
Corporate Bonds	—	21,435,975	—	21,435,975
Floating Rate Loan Interests	—	908,503	—	908,503
Temporary Cash Investments	450,065	705,300	—	1,155,365
Total	450,065	24,285,104	—	24,735,169
Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	8	—	8
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,507	—	—	5,507
Forward Currency Contracts	—	4,484	—	4,484
Swap Contracts	14,899[1]	—	—	14,899
Total	20,406	4,484	—	24,890
Liabilities
Futures Contracts[1]	(7,754)	—	—	(7,754)
Forward Currency Contracts	—	(545)	—	(545)
Total	(7,754)	(545)	—	(8,299)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At January 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	5,507	—	—	5,507
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	14,899	14,899
Unrealized Appreciation—Forward Currency Contracts	—	4,484	—	4,484
Total Assets	5,507	4,484	14,899	24,890

Unrealized Depreciation—Futures Contracts[1]	(7,754)	—	—	(7,754)
Unrealized Depreciation—Forward Currency Contracts	—	(545)	—	(545)
Total Liabilities	(7,754)	(545)	—	(8,299)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended January 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(33,632)	—	—	(33,632)
Swap Contracts	—	—	102,724	102,724
Forward Currency Contracts	—	43,922	—	43,922
Realized Net Gain (Loss) on Derivatives	(33,632)	43,922	102,724	113,014
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,380	—	—	2,380
Swap Contracts	—	—	(32,138)	(32,138)
Forward Currency Contracts	—	2,161	—	2,161
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,380	2,161	(32,138)	(27,597)
25

High-Yield Corporate Fund
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	36,159
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(91,424)
Capital Loss Carryforwards	(2,200,172)
Qualified Late-Year Losses	—
Other Temporary Differences	(24,639)
Total	(2,280,076)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,509,925	1,387,570
Long-Term Capital Gains	—	—
Total	1,509,925	1,387,570
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and floating rate loan commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,834,996
Gross Unrealized Appreciation	450,799
Gross Unrealized Depreciation	(542,223)
Net Unrealized Appreciation (Depreciation)	(91,424)
H.	During the year ended January 31, 2025, the fund purchased $7,432,956,000 of investment securities and sold $7,054,142,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,571,698,000 and $1,432,176,000, respectively.
I.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	563,497	103,861	599,707	114,460
Issued in Lieu of Cash Distributions	160,314	29,602	149,508	28,556
Redeemed	(757,107)	(140,035)	(769,841)	(147,324)
Net Increase (Decrease)—Investor Shares	(33,296)	(6,572)	(20,626)	(4,308)
Admiral Shares
Issued	3,925,517	725,616	3,282,267	627,272
Issued in Lieu of Cash Distributions	1,048,648	193,607	946,453	180,799
Redeemed	(4,035,356)	(744,378)	(4,549,691)	(872,691)
Net Increase (Decrease)—Admiral Shares	938,809	174,845	(320,971)	(64,620)
26

High-Yield Corporate Fund
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no other events or transactions occurred through the date the financial statements were available to be issued, that would require recognition or disclosure in these financial statements.
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Fixed Income Securities Funds and Shareholders of Vanguard High-Yield Corporate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard High-Yield Corporate Fund (one of the funds constituting Vanguard Fixed Income Securities Funds, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
28

Tax information (unaudited)
The fund hereby designates for the fiscal year $68,518,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 98.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 74.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q290 032025
29

Financial Statements
For the year ended January 31, 2025
Vanguard Corporate Bond Funds
Vanguard Short-Term Investment-Grade Fund
Vanguard Intermediate-Term Investment-Grade Fund
Vanguard Long-Term Investment-Grade Fund

Contents
Short-Term Investment-Grade Fund	1
Intermediate-Term Investment-Grade Fund	49
Long-Term Investment-Grade Fund	89
Report of Independent Registered Public Accounting Firm	124
Tax information	125

Short-Term Investment-Grade Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.9%)
U.S. Government Securities (8.9%)
	United States Treasury Note/Bond	4.625%	3/15/26	51,000	51,199
	United States Treasury Note/Bond	4.500%	3/31/26	250,000	250,664
	United States Treasury Note/Bond	0.750%	4/30/26	97,490	93,423
	United States Treasury Note/Bond	4.875%	4/30/26	200,000	201,500
	United States Treasury Note/Bond	4.500%	7/15/26	180,000	180,703
	United States Treasury Note/Bond	4.375%	8/15/26	63,798	63,937
	United States Treasury Note/Bond	4.125%	2/15/27	169,800	169,482
	United States Treasury Note/Bond	4.250%	3/15/27	52,717	52,742
	United States Treasury Note/Bond	4.500%	4/15/27	110,000	110,636
	United States Treasury Note/Bond	0.500%	4/30/27	260,000	239,525
[1]	United States Treasury Note/Bond	2.750%	4/30/27	219,500	212,675
	United States Treasury Note/Bond	4.500%	5/15/27	235,000	236,359
[2]	United States Treasury Note/Bond	2.625%	5/31/27	45,000	43,418
[3]	United States Treasury Note/Bond	2.750%	7/31/27	170,130	164,229
	United States Treasury Note/Bond	0.625%	11/30/27	60,000	54,281
	United States Treasury Note/Bond	3.875%	12/31/27	60,205	59,622
	United States Treasury Note/Bond	4.250%	1/15/28	197,000	197,062
	United States Treasury Note/Bond	3.500%	1/31/28	97,600	95,587
	United States Treasury Note/Bond	4.000%	2/29/28	198,000	196,577
	United States Treasury Note/Bond	1.250%	4/30/28	80,000	72,775
	United States Treasury Note/Bond	3.500%	4/30/28	91,000	88,910
[1]	United States Treasury Note/Bond	1.250%	5/31/28	262,000	237,683
	United States Treasury Note/Bond	3.625%	5/31/28	143,000	140,185
	United States Treasury Note/Bond	1.250%	6/30/28	135,819	122,916
	United States Treasury Note/Bond	1.000%	7/31/28	168,784	150,956
	United States Treasury Note/Bond	1.125%	8/31/28	140,000	125,431
	United States Treasury Note/Bond	4.625%	9/30/28	125,000	126,387
	United States Treasury Note/Bond	1.375%	12/31/28	81,000	72,520
	United States Treasury Note/Bond	2.375%	3/31/29	112,000	103,757
	United States Treasury Note/Bond	4.500%	5/31/29	335,000	337,355
	United States Treasury Note/Bond	4.250%	1/31/30	633,500	630,283
Total U.S. Government and Agency Obligations (Cost $4,886,433)					4,882,779
Asset-Backed/Commercial Mortgage-Backed Securities (5.3%)
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	6,240	6,359
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	5,060	5,091
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	5,013	5,105
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	3,640	3,670
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	3,260	3,339
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	3,460	3,590
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	3,590	3,610
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	6,335	6,346
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	1,530	1,550
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	4,526	4,531
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	1,522	1,541
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	3,194	3,202
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	834	846
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	2,367	2,369
[4,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/30	4,750	4,755
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	3,001	2,982
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,815
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/29	23,430	23,728
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	10,250	10,543
[4,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/41	17,800	17,107
[4,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/41	11,696	11,052
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	2,920	2,976
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	2,580	2,640
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	12,710	13,178
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	11,800	11,967

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	11,340	11,430
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	6,510	6,525
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	3,070	3,087
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/29	5,100	5,132
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,480	1,491
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.334%	9/15/48	1,600	1,434
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	5.201%	9/20/46	2,524	2,049
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	9,113	8,201
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	19,200	17,290
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,780
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	799
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	6,540	6,150
[5,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	1,420	1,388
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	3,295	3,173
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	3,002
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	3,450	3,495
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,633
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	21,200	21,788
[5]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	22,690	23,147
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	4,070	4,102
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	4,560	4,609
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	5,500	5,599
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	3,951	3,914
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/57	5,220	5,253
[5]	BBCMS Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	10,480	9,884
[5]	BBCMS Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	2,870	2,635
[5]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	13,320	12,998
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	10,720	11,074
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.241%	5/25/47	3,384	3,014
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.477%	10/25/36	3,439	3,000
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/57	12,800	13,196
[5,6]	Benchmark Mortgage Trust Class A3 Series 2024-V8	6.189%	7/15/57	14,800	15,415
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	6,940	6,992
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,542
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	15,113	14,573
[5]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	6,431	5,768
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	13,050	13,361
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	8,970	9,452
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/57	4,420	4,518
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	5,010	5,025
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.746%	10/16/28	4,335	4,335
[5]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	7,560	7,545
[5]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/30	2,430	2,434
[5]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/30	1,550	1,562
[5]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/30	2,450	2,467
[5]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/30	2,660	2,666
[5]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/30	2,890	2,914
[5]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/31	1,740	1,749
[5]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/31	2,160	2,156
[5]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/31	2,440	2,460
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	9,454
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	15,544	15,005
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,461
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,080
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	7,020	6,664
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,840	2,698
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	4,432	4,220
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	3,319	2,410
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.842%	8/15/51	2,830	2,541
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,975
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	6,550	6,620
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	1,850	1,868
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	4,310	4,341
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/30	7,100	7,140
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	1,730	1,746
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	2,900	2,916
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/30	7,680	7,690
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/30	3,850	3,743
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	2,580	2,592
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	5,190	5,209

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Chase Auto Owner Trust Class D Series 2024-4A	5.790%	11/25/31	2,510	2,509
[5,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.988%	3/20/36	2,299	2,085
[5,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.421%	2/25/47	2,792	2,387
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,549
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	6,297	6,243
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	5,010	4,830
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	4,980	4,835
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,144
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	14,988	13,779
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,800	3,427
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.572%	9/10/58	4,000	3,340
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.254%	9/15/50	2,160	1,855
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.226%	7/25/37	155	136
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	3,630	3,656
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/49	22,820	22,891
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	841	816
[4,5,6]	Connecticut Avenue Securities Series 2025-R01, SOFR30A + 0.950%	5.301%	1/25/45	10,230	10,245
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/52	1,345	1,227
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	5,005
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.357%	8/15/48	4,400	3,776
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	6,182	5,927
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,384
[5]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	11,001	9,375
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/30	2,250	2,245
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/30	1,500	1,500
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/31	870	870
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	2,730	2,801
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	1,120	1,124
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	17,731	16,497
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	12,410	12,499
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	17,010	16,909
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	14,530	14,619
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/32	18,200	18,075
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/32	26,490	26,172
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.265%	10/25/56	4,450	4,449
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	1,761	1,717
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/31	4,300	4,326
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/29	4,700	4,710
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/29	2,040	2,044
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.351%	5/25/44	5,927	5,938
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.501%	9/25/44	12,304	12,344
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.051%	7/25/43	1,782	1,791
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.401%	1/25/44	21,922	21,928
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.451%	2/25/44	2,859	2,861
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.351%	7/25/44	14,610	14,639
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.299%	9/25/43	6,807	6,849
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	4.242%	11/25/36	1,464	884
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	5.217%	1/25/37	2,965	1,548
[5]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	3,900	3,970
[5]	First National Master Note Trust Class A Series 2024-1	5.340%	5/15/30	21,650	21,939
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	850	865
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	4,100	4,129
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/29	3,840	3,848
[5]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	10,240	10,427
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	15,293	15,391
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	9,120	9,284
[4,5]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	34,060	34,238
[5]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	6,810	6,878
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,958
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	11,230	11,508
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	13,312	13,443
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	8,890	8,978
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	16,100	16,210
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/30	19,030	18,691
[5]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/30	3,580	3,587
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,476
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	6,156
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	12,460	12,867
[4,5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/31	36,740	36,111
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/29	11,601	11,470

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/31	4,710	4,637
[4,5]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	26,860	27,360
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	32,450	32,897
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	15,950	16,154
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	10,940	11,153
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.201%	11/25/43	4,074	4,128
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.701%	2/25/44	14,805	14,937
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.601%	5/25/44	22,593	22,765
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.401%	10/25/44	2,380	2,384
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.601%	3/25/44	12,978	13,042
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.601%	8/25/44	19,512	19,681
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.335%	1/25/45	5,150	5,153
[5]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	4,600	4,657
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	5,355	5,419
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	12,950	12,885
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	860	861
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	2,320	2,343
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	3,550	3,600
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/30	7,560	7,683
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/30	2,420	2,411
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/30	1,490	1,495
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	3,540	3,576
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	9,005	9,124
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	9,980	10,361
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	18,480	18,670
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,770
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	3,940	4,078
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	5,260	5,272
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	3,190
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.254%	11/19/35	309	259
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	7,830	7,995
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	38,250	38,656
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	7,180	7,230
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	3,005	3,017
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	6,160	6,162
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	15,260	14,492
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,405
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	4,844
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,696
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,769	3,400
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	5,512	4,809
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.441%	9/10/47	17,556	13,685
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.654%	10/10/48	3,980	3,028
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/29	10,560	10,641
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/29	6,660	6,751
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	6,630	6,257
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	7,510	7,551
[5]	Honda Auto Receivables Owner Trust Class A4 series 2024-4	4.350%	12/16/30	4,770	4,732
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	3,260	3,293
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	6,030	6,063
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	10,200	10,318
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	7,510	7,589
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	5,310	5,369
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	6,166	6,250
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	12,304	12,378
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	5,300	5,371
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/29	5,040	5,075
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	13,890	14,303
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	7,640	7,679
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/30	6,220	6,252
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/31	2,360	2,350
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	6,310	6,362
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/31	11,885	11,937
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/32	6,490	6,456
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	641	600
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	7,642	7,527
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,806
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,821
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	3,857
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,445

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	3,730	3,759
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/29	4,830	4,791
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	3,080	3,117
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/30	5,250	5,207
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	1,810	1,829
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/30	4,270	4,237
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	1,520	1,548
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/32	2,920	2,902
[4,5]	M&T Bank Auto Receivables Trust Class A3 Series 2024-1A	5.220%	2/17/32	10,780	10,878
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	8,200	8,293
[5,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	7.091%	4/25/34	21	21
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	7.268%	7/25/33	126	119
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	6.191%	2/25/33	142	135
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,379
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.981%	7/15/46	3,372	2,819
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	3,183	3,134
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	7,955	7,100
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	5,695	5,570
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	3,470	3,193
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.540%	6/25/36	1,403	1,356
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	12,624	11,976
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	1,614	1,603
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	6.107%	3/15/72	946	952
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	4,850	4,904
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/29	4,200	4,209
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/29	5,680	5,694
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	4,580	4,601
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2024-B	4.350%	9/15/31	5,060	5,015
[4,5]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	9,240	9,311
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,554	3,429
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	2,942	2,910
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	8,078	7,608
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	7,516	7,030
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	11,206	10,313
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/41	20,000	18,450
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/29	10,660	9,760
[4,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/42	20,310	18,785
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,542
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,823
[4,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/42	3,820	3,531
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.683%	8/25/36	5,030	3,551
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.254%	9/25/36	1,805	944
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	815	825
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	979	987
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	4,470	4,511
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/33	1,490	1,488
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	2,105	2,124
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	2,830	2,853
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/33	2,400	2,397
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	2,293	2,319
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	3,450	3,471
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	3,080	3,076
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	21,150	21,123
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	8,380	8,545
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	22,620	22,933
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/29	11,210	11,236
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	14,300	14,248
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	2,000	2,008
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	6,660	6,871
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/30	4,405	4,452
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	8,520	8,699
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	24,240	24,664
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/31	47,850	47,663
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	9,250	9,526
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	25,660	26,193
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/32	38,320	38,251
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/31	8,470	8,490
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	11,920	12,019
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	5,550	5,612
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	5,430	5,518

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	1,190	1,215
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/30	3,540	3,570
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/31	3,250	3,253
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/31	1,300	1,301
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	4,180	4,247
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	3,850	3,898
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	4,900	4,972
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/31	6,630	6,590
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	5,410	5,471
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	5,550	5,638
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/32	10,500	10,407
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	2,232	2,197
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	4,181	4,115
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	5,303	5,217
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	856	842
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	686	679
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	45,107	45,568
[5]	Synchrony Card Funding LLC Class A Series 2024-A1	5.040%	3/15/30	35,880	36,178
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	3,210	3,248
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	4,810	4,878
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	4,790	4,849
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	24,377	24,415
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	21,960	17,975
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	18,300	18,628
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	7,865	7,838
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/30	4,840	4,804
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	19,988	20,219
[4,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/41	14,180	13,741
[4,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/41	5,760	5,585
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	15,849	16,034
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,805	6,561
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	2,236	2,269
[4,5]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/29	4,240	4,272
[4,5]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	3,340	3,415
[4,5]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	46,940	47,148
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	9,440	9,488
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	20,629	20,942
[5]	Verizon Master Trust Class B Series 2025-1	4.940%	1/21/31	4,070	4,086
[4,5]	Verizon Master Trust Class B Series 2025-2	5.160%	1/20/33	5,180	5,216
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	11,700	11,785
[4,5]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	5,852	5,887
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/32	6,260	6,077
[5]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/30	6,350	6,358
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	1,430	1,436
[4,5]	Verizon Master Trust Class C Series 2025-2	5.340%	1/20/33	5,200	5,237
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	6.563%	9/25/33	249	245
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.345%	1/25/33	40	39
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	6.689%	8/25/33	157	156
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,693
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,482
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,405
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,419
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	5,420	5,273
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,307
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	16,580	16,221
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/52	1,630	1,587
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	787	774
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	4,354
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.541%	9/15/58	4,885	4,523
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	3,490	3,243
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	7.394%	10/25/36	1,536	1,371
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	5,143	4,875
[5]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/29	89,880	89,411
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	28,822	27,114
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	7,718	6,792
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	2,705
[5]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	6,510	6,624
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	9,190	9,205
[5]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/30	4,890	4,913
[5]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,510

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	4,730	4,754
[5]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/31	6,850	6,876
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	12,520	12,692
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,922,125)					2,898,794
Corporate Bonds (81.1%)
Communications (5.1%)
[4]	AMC Networks Inc.	10.250%	1/15/29	1,220	1,302
	AppLovin Corp.	5.125%	12/1/29	47,760	47,668
	AT&T Inc.	1.700%	3/25/26	215,590	208,549
	AT&T Inc.	2.950%	7/15/26	21,815	21,301
	AT&T Inc.	2.300%	6/1/27	59,437	56,283
	AT&T Inc.	1.650%	2/1/28	43,712	39,964
	AT&T Inc.	4.100%	2/15/28	42,874	42,083
	AT&T Inc.	4.350%	3/1/29	22,113	21,693
	British Telecommunications plc	5.125%	12/4/28	22,032	22,124
[4]	British Telecommunications plc	3.250%	11/8/29	28,778	26,552
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	3,542	3,425
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	2,040	1,889
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	390	346
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	138,058	140,753
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	47,180	45,207
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	17,920	17,378
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	72,779	64,560
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	31,204	30,644
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	15,564	15,926
	Comcast Corp.	2.350%	1/15/27	51,431	49,308
	Comcast Corp.	3.150%	2/15/28	21,995	21,035
	Comcast Corp.	3.550%	5/1/28	29,295	28,239
	Comcast Corp.	4.150%	10/15/28	4,616	4,522
	Comcast Corp.	5.100%	6/1/29	33,240	33,683
[4]	CSC Holdings LLC	11.750%	1/31/29	990	985
[4]	CSC Holdings LLC	4.125%	12/1/30	1,930	1,451
[4]	CSC Holdings LLC	4.500%	11/15/31	2,095	1,575
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,171	1,159
	Discovery Communications LLC	4.900%	3/11/26	37,080	37,026
	Discovery Communications LLC	3.950%	3/20/28	21,836	20,822
[4]	DISH Network Corp.	11.750%	11/15/27	3,553	3,752
	Expedia Group Inc.	4.625%	8/1/27	75,510	75,178
	Fox Corp.	4.709%	1/25/29	45,127	44,710
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,618	2,591
[4]	Level 3 Financing Inc.	10.000%	10/15/32	1,284	1,282
[4]	Midcontinent Communications	8.000%	8/15/32	4,840	4,966
	Netflix Inc.	4.875%	4/15/28	74,448	74,847
	Netflix Inc.	5.875%	11/15/28	173,549	180,145
[4]	News Corp.	3.875%	5/15/29	3,525	3,292
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	21,270
	Paramount Global	2.900%	1/15/27	15,959	15,301
	Paramount Global	3.375%	2/15/28	2,890	2,738
	Paramount Global	3.700%	6/1/28	6,596	6,257
	Paramount Global	4.200%	6/1/29	9,750	9,238
	Paramount Global	6.375%	3/30/62	1,920	1,873
	Rogers Communications Inc.	3.200%	3/15/27	38,720	37,463
	Rogers Communications Inc.	5.000%	2/15/29	78,330	77,923
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	385	281
[4]	Scripps Escrow Inc.	5.875%	7/15/27	1,440	1,207
	Sprint Capital Corp.	6.875%	11/15/28	124,740	132,489
	Sprint LLC	7.625%	3/1/26	29,590	30,197
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,000	28,331
	Take-Two Interactive Software Inc.	4.950%	3/28/28	24,100	24,154
	TCI Communications Inc.	7.125%	2/15/28	920	982
	Telefonica Emisiones SA	4.103%	3/8/27	69,063	68,094
	T-Mobile USA Inc.	1.500%	2/15/26	53,049	51,345
	T-Mobile USA Inc.	2.250%	2/15/26	40,115	39,105
	T-Mobile USA Inc.	2.625%	4/15/26	4,815	4,704
	T-Mobile USA Inc.	3.750%	4/15/27	126,754	124,178
	T-Mobile USA Inc.	2.050%	2/15/28	16,760	15,460
	T-Mobile USA Inc.	4.950%	3/15/28	58,608	58,776
	T-Mobile USA Inc.	4.800%	7/15/28	14,600	14,569
	T-Mobile USA Inc.	4.850%	1/15/29	72,180	71,983

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	3.375%	4/15/29	34,806	32,662
	T-Mobile USA Inc.	4.200%	10/1/29	47,985	46,514
[4]	Turkcell Iletisim Hizmetleri A/S	7.450%	1/24/30	10,950	11,042
	Uber Technologies Inc.	4.300%	1/15/30	114,672	111,416
[4]	Univision Communications Inc.	8.000%	8/15/28	235	240
[4]	Univision Communications Inc.	7.375%	6/30/30	402	397
[4]	Univision Communications Inc.	8.500%	7/31/31	8,765	8,786
	Verizon Communications Inc.	3.000%	3/22/27	49,871	48,223
	Verizon Communications Inc.	2.100%	3/22/28	106,869	98,623
	Verizon Communications Inc.	4.329%	9/21/28	15,982	15,763
	Verizon Communications Inc.	4.016%	12/3/29	85,630	82,381
[4]	Virgin Media Finance plc	5.000%	7/15/30	1,005	875
	Warnermedia Holdings Inc.	3.755%	3/15/27	110,580	107,067
	Warnermedia Holdings Inc.	4.054%	3/15/29	27,174	25,511
					2,825,633
Consumer Discretionary (5.0%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,944	2,810
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	685	683
	American Honda Finance Corp.	4.900%	7/9/27	47,145	47,405
	American Honda Finance Corp.	4.450%	10/22/27	31,250	31,055
[8]	American Honda Finance Corp.	3.750%	10/25/27	25,400	26,921
[8]	American Honda Finance Corp.	0.300%	7/7/28	8,100	7,638
	American Honda Finance Corp.	4.400%	9/5/29	32,305	31,559
	Asbury Automotive Group Inc.	4.500%	3/1/28	479	465
	AutoZone Inc.	3.750%	6/1/27	15,500	15,164
	AutoZone Inc.	4.500%	2/1/28	42,025	41,726
	AutoZone Inc.	6.250%	11/1/28	15,610	16,338
	AutoZone Inc.	3.750%	4/18/29	24,959	23,872
	AutoZone Inc.	5.100%	7/15/29	32,225	32,392
[8]	Ayvens SA	3.875%	1/24/28	13,000	13,835
[8]	Ayvens SA	4.875%	10/6/28	15,300	16,823
[4]	Belron UK Finance plc	5.750%	10/15/29	1,270	1,261
[4]	BMW US Capital LLC	1.250%	8/12/26	22,850	21,734
[4]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,634
[4]	BMW US Capital LLC	4.600%	8/13/27	32,395	32,294
	BorgWarner Inc.	4.950%	8/15/29	11,305	11,257
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	675	672
[4]	Champ Acquisition Corp.	8.375%	12/1/31	455	474
[4]	Churchill Downs Inc.	5.500%	4/1/27	2,489	2,477
[4]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,757
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	990	1,005
	Dana Inc.	5.625%	6/15/28	965	959
	eBay Inc.	1.400%	5/10/26	28,500	27,371
	eBay Inc.	5.950%	11/22/27	26,329	27,160
[4]	El Puerto de Liverpool SAB de CV	6.255%	1/22/32	23,966	24,035
[4]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,893
[4]	ERAC USA Finance LLC	4.600%	5/1/28	20,520	20,418
[4]	ERAC USA Finance LLC	5.000%	2/15/29	37,082	37,217
	Ford Motor Co.	6.625%	10/1/28	17,974	18,791
	Ford Motor Credit Co. LLC	6.950%	3/6/26	35,610	36,259
	Ford Motor Credit Co. LLC	6.950%	6/10/26	6,740	6,884
	Ford Motor Credit Co. LLC	2.700%	8/10/26	9,395	9,052
	Ford Motor Credit Co. LLC	5.125%	11/5/26	32,305	32,267
	Ford Motor Credit Co. LLC	4.271%	1/9/27	4,800	4,713
	Ford Motor Credit Co. LLC	5.800%	3/5/27	62,465	63,036
	Ford Motor Credit Co. LLC	5.850%	5/17/27	31,653	31,985
	Ford Motor Credit Co. LLC	4.950%	5/28/27	38,832	38,545
	Ford Motor Credit Co. LLC	4.125%	8/17/27	26,736	25,917
	Ford Motor Credit Co. LLC	3.815%	11/2/27	5,683	5,450
	Ford Motor Credit Co. LLC	7.350%	11/4/27	59,034	61,751
	Ford Motor Credit Co. LLC	2.900%	2/16/28	5,680	5,270
	Ford Motor Credit Co. LLC	6.800%	5/12/28	25,975	26,906
	Ford Motor Credit Co. LLC	6.798%	11/7/28	44,170	45,840
	Ford Motor Credit Co. LLC	5.800%	3/8/29	14,430	14,462
	Ford Motor Credit Co. LLC	5.113%	5/3/29	8,880	8,671
	Ford Motor Credit Co. LLC	5.303%	9/6/29	32,305	31,719
	General Motors Financial Co. Inc.	5.250%	3/1/26	45,289	45,430
	General Motors Financial Co. Inc.	5.400%	4/6/26	53,040	53,381
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,377	9,930

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,140	21,833
	General Motors Financial Co. Inc.	4.350%	1/17/27	22,693	22,454
	General Motors Financial Co. Inc.	2.350%	2/26/27	38,865	36,903
	General Motors Financial Co. Inc.	5.000%	4/9/27	58,979	59,078
	General Motors Financial Co. Inc.	5.400%	5/8/27	57,725	58,308
	General Motors Financial Co. Inc.	5.350%	7/15/27	42,665	43,089
	General Motors Financial Co. Inc.	2.700%	8/20/27	31,583	29,916
	General Motors Financial Co. Inc.	6.000%	1/9/28	18,139	18,634
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,344	21,534
	General Motors Financial Co. Inc.	2.400%	10/15/28	48,135	43,783
	General Motors Financial Co. Inc.	5.800%	1/7/29	33,670	34,302
	General Motors Financial Co. Inc.	4.300%	4/6/29	22,794	21,996
	General Motors Financial Co. Inc.	4.900%	10/6/29	36,920	36,306
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	7,785	7,260
[8]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	7,100	7,520
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	55,782	53,195
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,954
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	1,450	1,460
	Home Depot Inc.	4.750%	6/25/29	42,505	42,626
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	36,972
	Hyatt Hotels Corp.	5.250%	6/30/29	33,030	33,134
	Lennar Corp.	5.250%	6/1/26	52,497	52,702
[4]	Lithia Motors Inc.	4.625%	12/15/27	2,405	2,339
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,115	10,286
	Lowe's Cos. Inc.	3.350%	4/1/27	32,480	31,628
	Lowe's Cos. Inc.	1.300%	4/15/28	19,005	17,079
	Lowe's Cos. Inc.	1.700%	9/15/28	9,645	8,662
	Marriott International Inc.	3.125%	6/15/26	6,390	6,259
	Marriott International Inc.	5.000%	10/15/27	14,150	14,256
	McDonald's Corp.	3.500%	7/1/27	21,500	20,965
[4]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	17,440	16,856
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	46,810	46,899
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	24,770	24,957
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	54,000	53,807
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	62,585	62,858
	MGM Resorts International	6.125%	9/15/29	4,830	4,831
	Mohawk Industries Inc.	5.850%	9/18/28	11,550	11,907
[4]	NCL Corp. Ltd.	5.875%	2/15/27	1,298	1,302
[4]	NCL Corp. Ltd.	6.750%	2/1/32	1,035	1,051
	Newell Brands Inc.	5.700%	4/1/26	449	451
	Newell Brands Inc.	6.375%	9/15/27	3,144	3,206
	Newell Brands Inc.	6.625%	9/15/29	2,642	2,709
	Newell Brands Inc.	7.000%	4/1/46	872	838
	O'Reilly Automotive Inc.	5.750%	11/20/26	24,050	24,466
[8]	RCI Banque SA	1.625%	5/26/26	5,000	5,094
[8]	RCI Banque SA	4.625%	10/2/26	2,000	2,123
	Ross Stores Inc.	0.875%	4/15/26	18,525	17,705
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	920	914
[4]	Saks Global Enterprises LLC	11.000%	12/15/29	1,110	1,064
	Starbucks Corp.	2.000%	3/12/27	3,813	3,613
	Tapestry Inc.	5.100%	3/11/30	13,250	13,163
	Toll Brothers Finance Corp.	3.800%	11/1/29	6,154	5,805
	Toyota Motor Credit Corp.	5.000%	3/19/27	49,180	49,637
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	107,702
	Toyota Motor Credit Corp.	4.550%	9/20/27	66,140	66,258
	Toyota Motor Credit Corp.	4.350%	10/8/27	51,905	51,672
	Toyota Motor Credit Corp.	4.625%	1/12/28	29,051	29,135
	Toyota Motor Credit Corp.	1.900%	4/6/28	23,933	22,030
	Toyota Motor Credit Corp.	4.650%	1/5/29	28,830	28,734
	Toyota Motor Credit Corp.	5.050%	5/16/29	55,514	56,018
	Toyota Motor Credit Corp.	4.550%	8/9/29	17,980	17,818
[8]	Volkswagen Financial Services AG	3.625%	5/19/29	14,100	14,720
[9]	Volkswagen Financial Services NV	5.875%	5/23/29	1,500	1,885
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	38,505	38,905
[4]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,854
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	19,500	19,804
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	28,875	29,188
[8]	Volkswagen International Finance NV	3.875%	Perpetual	5,300	5,409
[4]	Wayfair LLC	7.250%	10/31/29	440	449

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,766	4,578
					2,765,411
Consumer Staples (4.5%)
[4]	7-Eleven Inc.	0.950%	2/10/26	67,700	65,046
	Altria Group Inc.	4.400%	2/14/26	16,727	16,676
	Altria Group Inc.	2.625%	9/16/26	25,076	24,280
	Altria Group Inc.	6.200%	11/1/28	9,620	10,010
	Altria Group Inc.	4.800%	2/14/29	7,692	7,629
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	14,440	14,457
	BAT Capital Corp.	3.215%	9/6/26	86,263	84,216
	BAT Capital Corp.	4.700%	4/2/27	82,543	82,318
	BAT Capital Corp.	3.557%	8/15/27	115,637	112,160
	BAT Capital Corp.	2.259%	3/25/28	75,285	69,512
	BAT Capital Corp.	3.462%	9/6/29	12,334	11,539
	BAT International Finance plc	1.668%	3/25/26	136,697	132,096
	BAT International Finance plc	4.448%	3/16/28	55,366	54,626
	BAT International Finance plc	5.931%	2/2/29	186,490	192,208
[8]	British American Tobacco plc	3.000%	Perpetual	19,700	20,123
	Campbell's Co.	5.300%	3/20/26	27,975	28,160
	Campbell's Co.	5.200%	3/19/27	90,105	91,034
	Campbell's Co.	4.150%	3/15/28	28,158	27,620
	Campbell's Co.	5.200%	3/21/29	32,200	32,492
	Cencosud SA	4.375%	7/17/27	7,376	7,240
	Conagra Brands Inc.	5.300%	10/1/26	32,880	33,149
	Conagra Brands Inc.	1.375%	11/1/27	14,152	12,889
	Constellation Brands Inc.	3.700%	12/6/26	8,315	8,170
	Constellation Brands Inc.	3.500%	5/9/27	15,790	15,377
	Constellation Brands Inc.	4.350%	5/9/27	53,230	52,741
	Diageo Capital plc	5.300%	10/24/27	38,960	39,619
	Dollar General Corp.	4.625%	11/1/27	18,750	18,650
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,965	3,809
	General Mills Inc.	4.875%	1/30/30	40,650	40,516
	Haleon US Capital LLC	3.375%	3/24/27	18,794	18,279
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	12,287	12,298
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	14,477	14,504
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	4,500	4,679
	Keurig Dr Pepper Inc.	4.597%	5/25/28	57,443	57,031
	Keurig Dr Pepper Inc.	3.950%	4/15/29	9,625	9,262
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	8,900	8,878
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,957
	Kraft Heinz Foods Co.	3.875%	5/15/27	69,087	67,867
	Kroger Co.	3.500%	2/1/26	26,000	25,708
	Kroger Co.	2.650%	10/15/26	620	600
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	4,245	4,151
[8]	Louis Dreyfus Co. Finance BV	1.625%	4/28/28	8,594	8,489
[4]	Mars Inc.	4.550%	4/20/28	43,075	42,788
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	18,811
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	23,920
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	45,355
	Mondelez International Inc.	2.625%	3/17/27	29,030	27,826
	Mondelez International Inc.	4.750%	2/20/29	48,130	48,016
[4]	Performance Food Group Inc.	5.500%	10/15/27	2,690	2,676
	Philip Morris International Inc.	4.875%	2/13/26	36,111	36,254
	Philip Morris International Inc.	2.750%	2/25/26	15,557	15,276
	Philip Morris International Inc.	0.875%	5/1/26	33,850	32,368
	Philip Morris International Inc.	4.750%	2/12/27	32,295	32,400
	Philip Morris International Inc.	4.375%	11/1/27	37,930	37,677
	Philip Morris International Inc.	5.125%	11/17/27	91,345	92,516
	Philip Morris International Inc.	4.875%	2/15/28	89,950	90,419
	Philip Morris International Inc.	3.125%	3/2/28	21,106	20,150
	Philip Morris International Inc.	5.250%	9/7/28	53,020	53,919
	Philip Morris International Inc.	4.875%	2/13/29	87,405	87,429
	Philip Morris International Inc.	3.375%	8/15/29	10,795	10,150
	Philip Morris International Inc.	4.625%	11/1/29	61,540	60,878
	Philip Morris International Inc.	5.625%	11/17/29	5,025	5,179
	Sysco Corp.	3.250%	7/15/27	28,860	27,887
[8]	Tesco Corporate Treasury Services plc	0.375%	7/27/29	9,800	9,025
	Tyson Foods Inc.	4.000%	3/1/26	31,486	31,260
	Tyson Foods Inc.	3.550%	6/2/27	47,038	45,718

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	US Foods Inc.	6.875%	9/15/28	2,410	2,473
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	1,690	1,708
					2,462,143
Energy (6.4%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	895	895
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	13,568
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	51,533	49,791
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	7,565	7,773
	Boardwalk Pipelines LP	4.800%	5/3/29	6,065	6,003
	BP Capital Markets America Inc.	3.937%	9/21/28	32,384	31,509
	BP Capital Markets America Inc.	4.234%	11/6/28	12,588	12,362
[8]	BP Capital Markets BV	3.773%	5/12/30	6,000	6,398
	BP Capital Markets plc	3.279%	9/19/27	47,594	46,046
	BP Capital Markets plc	3.723%	11/28/28	11,893	11,465
[8]	BP Capital Markets plc	3.625%	Perpetual	3,100	3,167
	Canadian Natural Resources Ltd.	3.850%	6/1/27	94,368	92,407
	Cenovus Energy Inc.	4.250%	4/15/27	800	789
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	53,093
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	55,809	52,441
	Cheniere Energy Inc.	4.625%	10/15/28	84,109	82,538
[4]	Civitas Resources Inc.	8.375%	7/1/28	3,370	3,526
[4]	Continental Resources Inc.	2.268%	11/15/26	26,650	25,394
	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,923
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,829
	DCP Midstream Operating LP	5.125%	5/15/29	70,396	70,388
	Devon Energy Corp.	4.500%	1/15/30	13,326	12,958
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	1,657	1,727
	Diamondback Energy Inc.	3.250%	12/1/26	52,080	50,755
	Diamondback Energy Inc.	5.200%	4/18/27	38,760	39,141
	Diamondback Energy Inc.	3.500%	12/1/29	75,452	70,498
	Diamondback Energy Inc.	5.150%	1/30/30	28,310	28,414
[4]	DT Midstream Inc.	4.125%	6/15/29	2,345	2,218
	Ecopetrol SA	8.625%	1/19/29	4,610	4,889
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,240
	Enbridge Inc.	1.600%	10/4/26	29,100	27,636
	Enbridge Inc.	5.900%	11/15/26	47,590	48,499
	Enbridge Inc.	4.250%	12/1/26	33,346	33,069
	Enbridge Inc.	5.250%	4/5/27	28,880	29,187
	Enbridge Inc.	3.700%	7/15/27	33,084	32,310
	Enbridge Inc.	6.000%	11/15/28	37,420	38,722
	Enbridge Inc.	5.300%	4/5/29	68,779	69,393
	Enbridge Inc.	3.125%	11/15/29	24,963	22,925
	Energy Transfer LP	3.900%	7/15/26	13,256	13,098
	Energy Transfer LP	6.050%	12/1/26	52,930	54,073
	Energy Transfer LP	4.400%	3/15/27	115,279	114,324
	Energy Transfer LP	5.500%	6/1/27	76,335	77,299
	Energy Transfer LP	4.000%	10/1/27	13,000	12,722
	Energy Transfer LP	5.550%	2/15/28	45,295	46,108
	Energy Transfer LP	4.950%	5/15/28	60,987	61,006
	Energy Transfer LP	4.950%	6/15/28	5,526	5,527
	Energy Transfer LP	6.100%	12/1/28	32,004	33,216
	Energy Transfer LP	5.250%	4/15/29	99,670	100,182
	Energy Transfer LP	5.250%	7/1/29	42,769	43,022
	Energy Transfer LP	4.150%	9/15/29	63,089	60,672
[4]	EnLink Midstream LLC	5.625%	1/15/28	23,623	23,921
	EnLink Midstream LLC	5.375%	6/1/29	19,066	19,163
	Enterprise Products Operating LLC	2.800%	1/31/30	23,443	21,293
[4]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,515
[4]	EQT Corp.	3.125%	5/15/26	2,748	2,684
	EQT Corp.	3.900%	10/1/27	50,745	49,395
	EQT Corp.	5.000%	1/15/29	240	238
[8]	Equinor ASA	1.250%	2/17/27	9,600	9,681
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	545	545
[4]	Helmerich & Payne Inc.	4.650%	12/1/27	23,425	23,190
[4]	Helmerich & Payne Inc.	4.850%	12/1/29	13,780	13,390
	Hess Corp.	7.875%	10/1/29	11,410	12,679
[4]	Hess Midstream Operations LP	6.500%	6/1/29	2,140	2,184
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	27,654
	Kinder Morgan Inc.	5.000%	2/1/29	49,990	49,930

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kinetik Holdings LP	6.625%	12/15/28	2,063	2,111
	Marathon Petroleum Corp.	5.125%	12/15/26	59,506	59,852
	Marathon Petroleum Corp.	3.800%	4/1/28	15,594	15,119
	MPLX LP	1.750%	3/1/26	85,686	82,986
	MPLX LP	4.000%	3/15/28	13,710	13,340
[4]	Noble Finance II LLC	8.000%	4/15/30	763	776
	Occidental Petroleum Corp.	5.000%	8/1/27	24,415	24,443
	Occidental Petroleum Corp.	6.375%	9/1/28	71,579	74,173
	Occidental Petroleum Corp.	5.200%	8/1/29	40,020	39,827
	ONEOK Inc.	5.550%	11/1/26	24,575	24,865
	ONEOK Inc.	4.000%	7/13/27	7,369	7,237
	ONEOK Inc.	4.550%	7/15/28	7,415	7,326
	ONEOK Inc.	5.650%	11/1/28	24,595	25,132
	ONEOK Inc.	4.350%	3/15/29	51,041	49,708
	Ovintiv Inc.	5.650%	5/15/28	38,555	39,151
[4]	Permian Resources Operating LLC	5.375%	1/15/26	1,935	1,929
[4]	Permian Resources Operating LLC	8.000%	4/15/27	2,910	2,979
	Pertamina Persero PT	1.400%	2/9/26	19,433	18,760
	Petrobras Global Finance BV	5.999%	1/27/28	2,400	2,430
	Petroleos Mexicanos	4.500%	1/23/26	9,582	9,319
	Petroleos Mexicanos	6.875%	8/4/26	32,529	31,973
	Petroleos Mexicanos	6.490%	1/23/27	18,848	18,237
	Petroleos Mexicanos	6.500%	3/13/27	30,755	29,677
	Petroleos Mexicanos	5.350%	2/12/28	4,940	4,500
[5]	Petroleos Mexicanos	8.750%	6/2/29	3,998	3,966
	Petroleos Mexicanos	6.840%	1/23/30	7,590	6,867
	Petroleos Mexicanos	5.950%	1/28/31	10,300	8,638
	Phillips 66	1.300%	2/15/26	25,323	24,478
	Phillips 66	3.900%	3/15/28	9,640	9,391
	Phillips 66 Co.	4.950%	12/1/27	38,675	38,948
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	29,430
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	16,064	14,996
	Range Resources Corp.	8.250%	1/15/29	3,300	3,392
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	88,460	89,305
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	60,353	60,538
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	28,983	28,376
	Saudi Arabian Oil Co.	3.500%	4/16/29	17,230	16,240
[4]	Schlumberger Holdings Corp.	5.000%	5/29/27	38,295	38,562
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	27,165	27,255
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	35,932	36,375
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	19,788
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	6,510	6,620
	Targa Resources Corp.	5.200%	7/1/27	47,450	47,863
	Targa Resources Corp.	6.150%	3/1/29	16,682	17,341
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	4,121	4,146
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	3,937	4,025
[8]	TotalEnergies SE	2.000%	Perpetual	5,200	5,230
	TransCanada PipeLines Ltd.	4.250%	5/15/28	67,441	66,135
	TransCanada PipeLines Ltd.	4.100%	4/15/30	40,450	38,546
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	28,270	27,514
[4]	Transocean Inc.	8.250%	5/15/29	3,215	3,230
[4]	Transocean Inc.	8.750%	2/15/30	2,053	2,140
[4]	Valaris Ltd.	8.375%	4/30/30	2,430	2,495
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,650	1,527
[4]	Venture Global LNG Inc.	9.500%	2/1/29	10,925	12,177
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,609
	Western Midstream Operating LP	4.500%	3/1/28	9,635	9,449
	Williams Cos. Inc.	5.400%	3/2/26	24,115	24,273
	Williams Cos. Inc.	3.750%	6/15/27	25,425	24,848
	Williams Cos. Inc.	5.300%	8/15/28	81,521	82,480
	Williams Cos. Inc.	4.900%	3/15/29	95,495	95,083
	Williams Cos. Inc.	4.800%	11/15/29	18,060	17,888
[8]	Wintershall Dea Finance BV	1.332%	9/25/28	1,800	1,731
					3,526,342
Financials (30.3%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	28,730	29,125
[4]	AEGON Funding Co. LLC	5.500%	4/16/27	24,065	24,274
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	100,158	96,153
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	40,900	41,794

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	22,393	21,745
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	36,881	36,666
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/28	46,516	46,434
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	63,750	65,256
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	33,745	31,428
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	24,020	24,068
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	61,261	59,965
	Aflac Inc.	1.125%	3/15/26	16,034	15,431
	Air Lease Corp.	3.750%	6/1/26	4,000	3,944
	Air Lease Corp.	2.200%	1/15/27	29,100	27,700
	Air Lease Corp.	5.300%	2/1/28	25,500	25,748
	Air Lease Corp.	4.625%	10/1/28	14,616	14,436
	Air Lease Corp.	5.100%	3/1/29	48,050	48,192
	Air Lease Corp.	3.000%	2/1/30	25,636	23,193
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,930	1,951
	Allstate Corp.	5.050%	6/24/29	45,650	45,900
	Ally Financial Inc.	6.992%	6/13/29	41,330	43,349
	American Express Co.	2.550%	3/4/27	59,650	57,238
	American Express Co.	5.645%	4/23/27	19,210	19,420
	American Express Co.	5.098%	2/16/28	28,170	28,367
	American Express Co.	5.043%	7/26/28	21,311	21,448
	American Express Co.	5.282%	7/27/29	20,842	21,110
	American Express Co.	5.532%	4/25/30	21,840	22,304
	American Express Co.	5.085%	1/30/31	32,490	32,593
	American International Group Inc.	3.900%	4/1/26	7,411	7,326
	American International Group Inc.	4.200%	4/1/28	4,810	4,715
[4]	American National Global Funding	5.550%	1/28/30	15,730	15,805
	American National Group Inc.	5.750%	10/1/29	19,194	19,222
	Ameriprise Financial Inc.	5.700%	12/15/28	43,300	44,799
[4]	AmWINS Group Inc.	6.375%	2/15/29	2,697	2,731
[4]	AmWINS Group Inc.	4.875%	6/30/29	2,028	1,931
[4]	Antares Holdings LP	2.750%	1/15/27	24,242	22,830
[4]	Antares Holdings LP	7.950%	8/11/28	19,250	20,243
[4]	Antares Holdings LP	6.350%	10/23/29	12,348	12,285
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	25,704
	Aon North America Inc.	5.125%	3/1/27	15,250	15,376
	Aon North America Inc.	5.150%	3/1/29	50,920	51,251
	Ares Capital Corp.	2.150%	7/15/26	16,579	15,910
	Ares Capital Corp.	7.000%	1/15/27	38,640	39,987
	Ares Capital Corp.	2.875%	6/15/28	17,600	16,280
	Ares Capital Corp.	5.875%	3/1/29	40,594	41,065
	Ares Capital Corp.	5.950%	7/15/29	67,552	68,449
[4]	Ares Strategic Income Fund	5.700%	3/15/28	25,784	25,809
[4]	Ares Strategic Income Fund	6.350%	8/15/29	42,569	43,358
	Arthur J Gallagher & Co.	4.600%	12/15/27	17,319	17,267
	Arthur J Gallagher & Co.	4.850%	12/15/29	19,188	19,046
	Associated Banc-Corp	6.455%	8/29/30	5,000	5,090
	Assurant Inc.	4.900%	3/27/28	1,987	1,983
	Athene Holding Ltd.	4.125%	1/12/28	31,391	30,689
[8]	Athora Holding Ltd.	6.625%	6/16/28	9,900	11,127
[11]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	20,341	12,933
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.776%	5/16/33	13,530	8,689
[8]	AXA SA	3.250%	5/28/49	18,200	18,690
	Banco Santander SA	1.849%	3/25/26	90	87
	Banco Santander SA	5.294%	8/18/27	23,240	23,385
	Banco Santander SA	5.365%	7/15/28	55,200	55,634
	Banco Santander SA	6.607%	11/7/28	24,060	25,327
	Bank of America Corp.	4.450%	3/3/26	34,673	34,575
	Bank of America Corp.	1.658%	3/11/27	48,515	46,903
	Bank of America Corp.	3.559%	4/23/27	28,110	27,695
	Bank of America Corp.	1.734%	7/22/27	133,880	128,053
	Bank of America Corp.	5.933%	9/15/27	54,420	55,408
	Bank of America Corp.	3.824%	1/20/28	73,909	72,570
	Bank of America Corp.	2.551%	2/4/28	83,171	79,571
	Bank of America Corp.	3.705%	4/24/28	45,747	44,639
	Bank of America Corp.	4.376%	4/27/28	71,450	70,747
	Bank of America Corp.	4.948%	7/22/28	71,115	71,309
	Bank of America Corp.	6.204%	11/10/28	40,360	41,781
	Bank of America Corp.	3.419%	12/20/28	105,722	101,477
	Bank of America Corp.	3.970%	3/5/29	14,167	13,791

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.202%	4/25/29	101,809	102,637
	Bank of America Corp.	2.087%	6/14/29	18,643	17,011
	Bank of America Corp.	4.271%	7/23/29	13,195	12,897
	Bank of America Corp.	3.194%	7/23/30	28,860	26,733
	Bank of New York Mellon Corp.	4.947%	4/26/27	56,243	56,516
	Bank of New York Mellon Corp.	3.442%	2/7/28	21,084	20,568
	Bank of New York Mellon Corp.	4.543%	2/1/29	28,430	28,267
	Bank of New York Mellon Corp.	6.317%	10/25/29	28,880	30,330
	Bank of New York Mellon Corp.	4.975%	3/14/30	22,710	22,787
	Bank of Nova Scotia	5.250%	6/12/28	20,860	21,150
[12]	Bank of Nova Scotia	5.130%	2/14/31	23,950	23,945
[8]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	12,400	12,571
	Barclays plc	5.200%	5/12/26	27,955	28,005
	Barclays plc	5.829%	5/9/27	57,800	58,460
	Barclays plc	6.496%	9/13/27	9,620	9,846
	Barclays plc	2.279%	11/24/27	9,930	9,477
	Barclays plc	5.674%	3/12/28	21,710	22,016
	Barclays plc	4.836%	5/9/28	5,930	5,863
	Barclays plc	5.501%	8/9/28	25,200	25,472
	Barclays plc	4.837%	9/10/28	9,967	9,930
	Barclays plc	7.385%	11/2/28	48,160	51,001
	Barclays plc	4.972%	5/16/29	35,000	34,856
	Barclays plc	6.490%	9/13/29	47,666	49,703
	Barclays plc	5.690%	3/12/30	62,530	63,485
	Barclays plc	4.942%	9/10/30	46,150	45,431
[9]	Barclays plc	3.750%	11/22/30	4,400	5,376
	Blackstone Secured Lending Fund	5.350%	4/13/28	38,390	38,238
	Blue Owl Capital Corp.	3.400%	7/15/26	19,355	18,816
	Blue Owl Capital Corp.	5.950%	3/15/29	61,066	61,419
[4]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	23,968	24,051
[8]	BNP Paribas SA	0.875%	7/11/30	12,300	11,495
[4]	BNP Paribas SA	5.283%	11/19/30	8,860	8,831
[8]	BNP Paribas SA	1.125%	1/15/32	9,600	9,545
[8]	BNP Paribas SA	2.500%	3/31/32	2,600	2,644
[8]	BNP Paribas SA	0.875%	8/31/33	9,000	8,499
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	815	854
[8]	BPCE SA	4.375%	7/13/28	4,900	5,294
[8]	BPCE SA	2.250%	3/2/32	5,000	5,061
[9]	BPCE SA	2.500%	11/30/32	11,800	13,417
[8]	CA Auto Bank SpA	4.375%	6/8/26	1,900	2,006
[8]	CaixaBank SA	1.250%	6/18/31	3,900	3,958
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	15,348	15,520
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	36,470	36,520
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	38,490	38,875
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	27,690	27,169
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	19,170	19,282
	Capital One Financial Corp.	3.750%	3/9/27	23,448	22,956
	Capital One Financial Corp.	7.149%	10/29/27	13,760	14,272
	Capital One Financial Corp.	1.878%	11/2/27	23,290	22,095
	Capital One Financial Corp.	3.800%	1/31/28	24,000	23,299
	Capital One Financial Corp.	5.468%	2/1/29	17,000	17,193
	Capital One Financial Corp.	6.312%	6/8/29	128,610	133,450
	Capital One Financial Corp.	5.700%	2/1/30	40,640	41,321
	Capital One Financial Corp.	3.273%	3/1/30	24,380	22,637
	Capital One Financial Corp.	5.463%	7/26/30	144,300	145,591
	Charles Schwab Corp.	2.450%	3/3/27	42,975	41,114
	Charles Schwab Corp.	3.300%	4/1/27	20,174	19,625
	Charles Schwab Corp.	2.000%	3/20/28	1,145	1,055
	Charles Schwab Corp.	5.643%	5/19/29	64,370	65,902
	Charles Schwab Corp.	6.196%	11/17/29	61,162	63,987
	Chubb INA Holdings LLC	4.650%	8/15/29	74,675	74,225
	Citibank NA	4.876%	11/19/27	49,635	49,729
	Citibank NA	5.803%	9/29/28	28,750	29,734
	Citibank NA	4.838%	8/6/29	61,560	61,606
	Citigroup Inc.	4.600%	3/9/26	54,240	54,195
	Citigroup Inc.	3.400%	5/1/26	28,800	28,364
	Citigroup Inc.	3.200%	10/21/26	84,303	82,249
	Citigroup Inc.	4.300%	11/20/26	26,104	25,915
	Citigroup Inc.	4.450%	9/29/27	33,114	32,746
	Citigroup Inc.	3.887%	1/10/28	38,540	37,901

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.070%	2/24/28	48,150	46,475
	Citigroup Inc.	3.668%	7/24/28	68,196	66,220
	Citigroup Inc.	4.125%	7/25/28	4,700	4,587
	Citigroup Inc.	3.520%	10/27/28	16,040	15,469
	Citigroup Inc.	4.075%	4/23/29	8,580	8,365
	Citigroup Inc.	3.980%	3/20/30	11,996	11,497
	Citigroup Inc.	4.542%	9/19/30	73,690	71,843
[9]	Close Brothers Finance plc	2.750%	10/19/26	2,470	2,924
	CNO Financial Group Inc.	5.250%	5/30/29	15,763	15,664
	Comerica Inc.	5.982%	1/30/30	19,180	19,367
[8]	Commerzbank AG	1.375%	12/29/31	2,000	2,005
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.041%	1/14/27	19,300	12,028
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.740%	8/20/31	36,700	22,960
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.244%	9/10/30	7,300	4,568
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.340%	10/25/33	9,600	6,115
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	47,276
	Cooperatieve Rabobank UA	4.494%	10/17/29	15,310	15,137
	Corebridge Financial Inc.	3.650%	4/5/27	84,327	82,209
	Corebridge Financial Inc.	3.850%	4/5/29	16,351	15,601
[8]	Credit Agricole Assurances SA	2.625%	1/29/48	17,100	17,229
[4]	Credit Agricole SA	4.631%	9/11/28	17,380	17,187
[4]	Danske Bank A/S	5.427%	3/1/28	52,020	52,595
[4]	Danske Bank A/S	5.705%	3/1/30	57,760	58,767
[8]	Danske Bank A/S	1.000%	5/15/31	4,500	4,557
[8]	Deutsche Bank AG	1.625%	1/20/27	4,000	4,050
	Deutsche Bank AG	7.146%	7/13/27	57,500	59,243
	Deutsche Bank AG	2.311%	11/16/27	44,216	42,167
	Deutsche Bank AG	2.552%	1/7/28	3,966	3,784
	Deutsche Bank AG	5.706%	2/8/28	31,220	31,589
	Deutsche Bank AG	5.373%	1/10/29	28,760	28,837
	Deutsche Bank AG	6.720%	1/18/29	33,670	35,065
	Deutsche Bank AG	6.819%	11/20/29	45,970	48,368
	Deutsche Bank AG	4.999%	9/11/30	37,550	36,896
[8]	Deutsche Bank AG	5.625%	5/19/31	7,600	8,037
[8]	Deutsche Bank AG	4.000%	6/24/32	3,500	3,651
	Discover Bank	3.450%	7/27/26	34,435	33,744
	Discover Bank	5.974%	8/9/28	14,450	14,674
[8]	DNB Bank ASA	0.250%	2/23/29	7,800	7,449
[4]	DNB Bank ASA	4.853%	11/5/30	28,790	28,539
[13]	DPS Lehman Brothers Holdings	1.000%	8/19/65	9,410	1
	Eaton Vance Corp.	3.500%	4/6/27	138	135
[8]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	5,400	5,582
	Equitable Holdings Inc.	4.350%	4/20/28	14,455	14,237
[4]	F&G Global Funding	1.750%	6/30/26	18,649	17,817
	Fidelity National Financial Inc.	4.500%	8/15/28	505	496
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	18,716
[8]	Fidelity National Information Services Inc.	1.000%	12/3/28	5,400	5,209
	Fifth Third Bancorp	2.550%	5/5/27	10,075	9,596
	Fifth Third Bancorp	1.707%	11/1/27	63,053	59,746
	Fifth Third Bancorp	3.950%	3/14/28	38,048	36,953
	Fifth Third Bancorp	6.361%	10/27/28	76,859	79,485
	Fifth Third Bancorp	6.339%	7/27/29	123,288	128,221
	Fifth Third Bancorp	4.772%	7/28/30	26,591	26,136
	Fifth Third Bancorp	4.895%	9/6/30	36,350	35,924
	Fiserv Inc.	3.200%	7/1/26	50,813	49,775
	Fiserv Inc.	5.150%	3/15/27	48,130	48,549
	Fiserv Inc.	5.450%	3/2/28	38,045	38,692
	Fiserv Inc.	5.375%	8/21/28	28,870	29,317
	Fiserv Inc.	3.500%	7/1/29	48,530	45,640
	GATX Corp.	3.250%	9/15/26	16,908	16,493
	GATX Corp.	5.400%	3/15/27	21,180	21,425
	GATX Corp.	3.850%	3/30/27	9,600	9,408
	GATX Corp.	4.550%	11/7/28	1,564	1,544
	GATX Corp.	4.700%	4/1/29	3,666	3,617
[8]	Generali	5.500%	10/27/47	4,600	5,027
[4]	GGAM Finance Ltd.	8.000%	2/15/27	2,200	2,272
[4]	GGAM Finance Ltd.	8.000%	6/15/28	4,330	4,568
[4]	Global Atlantic Fin Co.	4.400%	10/15/29	10,305	9,795
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	9,600	8,294
	Global Payments Inc.	1.200%	3/1/26	74,837	71,969

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Global Payments Inc.	2.150%	1/15/27	79,130	75,265
	Goldman Sachs Bank USA	5.414%	5/21/27	67,370	67,935
	Goldman Sachs Group Inc.	1.431%	3/9/27	96,468	92,965
	Goldman Sachs Group Inc.	1.542%	9/10/27	33,900	32,178
	Goldman Sachs Group Inc.	1.948%	10/21/27	64,400	61,307
	Goldman Sachs Group Inc.	2.640%	2/24/28	61,082	58,435
	Goldman Sachs Group Inc.	3.615%	3/15/28	57,214	55,793
[9]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	6,228
	Goldman Sachs Group Inc.	3.691%	6/5/28	25,357	24,675
	Goldman Sachs Group Inc.	4.482%	8/23/28	82,840	82,056
	Goldman Sachs Group Inc.	6.484%	10/24/29	38,400	40,311
	Goldman Sachs Group Inc.	5.727%	4/25/30	44,765	45,767
	Goldman Sachs Group Inc.	4.692%	10/23/30	35,380	34,711
	Goldman Sachs Group Inc.	5.207%	1/28/31	33,550	33,629
	Golub Capital BDC Inc.	7.050%	12/5/28	29,920	31,127
[8]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	9,600	10,149
[8]	Hamburg Commercial Bank AG	4.500%	7/24/28	500	530
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,652
[8]	Helvetia Europe SA	2.750%	9/30/41	500	480
	Horace Mann Educators Corp.	7.250%	9/15/28	3,841	4,095
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,600	1,636
[4]	HPS Corporate Lending Fund	5.450%	1/14/28	89,250	88,970
	HSBC Holdings plc	5.887%	8/14/27	30,000	30,448
	HSBC Holdings plc	4.041%	3/13/28	40,290	39,591
	HSBC Holdings plc	5.597%	5/17/28	50,570	51,200
	HSBC Holdings plc	4.755%	6/9/28	64,131	63,836
	HSBC Holdings plc	5.210%	8/11/28	14,300	14,368
	HSBC Holdings plc	2.013%	9/22/28	9,650	8,934
	HSBC Holdings plc	7.390%	11/3/28	60,475	64,007
	HSBC Holdings plc	5.130%	11/19/28	42,040	42,143
	HSBC Holdings plc	6.161%	3/9/29	41,012	42,201
	HSBC Holdings plc	4.583%	6/19/29	16,061	15,774
	HSBC Holdings plc	2.206%	8/17/29	43,310	39,189
	HSBC Holdings plc	5.546%	3/4/30	38,495	38,910
	HSBC Holdings plc	3.973%	5/22/30	109,745	104,246
	HSBC Holdings plc	5.286%	11/19/30	39,790	39,749
[8]	HSBC Holdings plc	6.364%	11/16/32	9,000	10,049
	Huntington Bancshares Inc.	4.443%	8/4/28	22,114	21,858
	Huntington Bancshares Inc.	6.208%	8/21/29	96,860	100,281
	Huntington Bancshares Inc.	5.272%	1/15/31	40,416	40,500
	Huntington National Bank	4.552%	5/17/28	6,160	6,108
	Huntington National Bank	5.650%	1/10/30	8,628	8,797
	ING Groep NV	1.726%	4/1/27	10,720	10,347
	ING Groep NV	6.083%	9/11/27	9,627	9,806
	ING Groep NV	4.550%	10/2/28	14,424	14,217
	Intercontinental Exchange Inc.	4.000%	9/15/27	41,753	41,150
	Intercontinental Exchange Inc.	3.625%	9/1/28	85,294	82,147
[8]	JAB Holdings BV	1.750%	6/25/26	5,000	5,110
[8]	JAB Holdings BV	1.000%	12/20/27	24,400	23,990
	Jefferies Financial Group Inc.	5.875%	7/21/28	19,260	19,742
	Jefferies Financial Group Inc.	4.150%	1/23/30	10,008	9,566
	JPMorgan Chase & Co.	1.040%	2/4/27	52,069	50,202
	JPMorgan Chase & Co.	1.578%	4/22/27	69,650	67,054
	JPMorgan Chase & Co.	1.470%	9/22/27	41,920	39,758
	JPMorgan Chase & Co.	5.040%	1/23/28	26,840	27,006
	JPMorgan Chase & Co.	3.782%	2/1/28	52,032	51,050
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,775
	JPMorgan Chase & Co.	5.571%	4/22/28	37,185	37,768
	JPMorgan Chase & Co.	4.323%	4/26/28	82,806	81,955
	JPMorgan Chase & Co.	3.540%	5/1/28	16,489	16,057
	JPMorgan Chase & Co.	2.182%	6/1/28	53,373	50,304
	JPMorgan Chase & Co.	4.979%	7/22/28	40,097	40,244
	JPMorgan Chase & Co.	4.851%	7/25/28	4,815	4,819
	JPMorgan Chase & Co.	4.505%	10/22/28	34,890	34,596
	JPMorgan Chase & Co.	4.915%	1/24/29	62,880	62,944
	JPMorgan Chase & Co.	4.005%	4/23/29	48,886	47,619
	JPMorgan Chase & Co.	2.069%	6/1/29	18,763	17,150
	JPMorgan Chase & Co.	4.203%	7/23/29	35,620	34,799
	JPMorgan Chase & Co.	5.299%	7/24/29	19,250	19,489
	JPMorgan Chase & Co.	6.087%	10/23/29	24,090	25,040

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.012%	1/23/30	35,440	35,501
	JPMorgan Chase & Co.	5.581%	4/22/30	67,380	68,745
	JPMorgan Chase & Co.	3.702%	5/6/30	28,875	27,424
	JPMorgan Chase & Co.	4.565%	6/14/30	19,193	18,878
	JPMorgan Chase & Co.	4.995%	7/22/30	117,187	117,054
	JPMorgan Chase & Co.	4.603%	10/22/30	43,070	42,271
	JPMorgan Chase & Co.	5.140%	1/24/31	63,600	63,881
	KeyCorp.	2.550%	10/1/29	12,698	11,336
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	4,075	4,070
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	665	684
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,076
	Lloyds Banking Group plc	4.716%	8/11/26	27,220	27,192
	Lloyds Banking Group plc	3.750%	1/11/27	23,925	23,499
	Lloyds Banking Group plc	1.627%	5/11/27	18,455	17,715
	Lloyds Banking Group plc	5.985%	8/7/27	28,950	29,380
	Lloyds Banking Group plc	3.750%	3/18/28	9,700	9,458
[6,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.466%	3/17/29	19,860	12,598
	LPL Holdings Inc.	5.700%	5/20/27	14,435	14,638
	LPL Holdings Inc.	6.750%	11/17/28	8,500	8,961
[4]	Lseg US Fin Corp.	4.875%	3/28/27	19,110	19,171
	M&T Bank Corp.	4.553%	8/16/28	99,932	98,965
	M&T Bank Corp.	7.413%	10/30/29	102,432	110,023
[11]	Macquarie Bank Ltd.	6.082%	6/7/32	2,880	1,827
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	6.016%	6/17/31	13,910	8,702
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	7.140%	6/7/32	4,890	3,136
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	11,929	11,490
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	98,623	97,946
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	95,960	94,726
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	63,638	60,781
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	26,740	25,371
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	46,740	44,585
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,600	18,666
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	3,840	3,891
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	35,720	36,207
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	26,830	27,066
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	21,040	21,227
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	50,080	50,223
	Mizuho Financial Group Inc.	5.667%	5/27/29	18,877	19,263
	Morgan Stanley	4.350%	9/8/26	41,130	40,849
	Morgan Stanley	3.950%	4/23/27	18,075	17,764
	Morgan Stanley	1.593%	5/4/27	54,835	52,727
	Morgan Stanley	1.512%	7/20/27	66,650	63,562
	Morgan Stanley	2.475%	1/21/28	74,740	71,381
	Morgan Stanley	5.652%	4/13/28	54,670	55,591
	Morgan Stanley	4.210%	4/20/28	29,100	28,715
[6]	Morgan Stanley	3.591%	7/22/28	40,346	39,046
	Morgan Stanley	6.296%	10/18/28	80,140	83,038
	Morgan Stanley	3.772%	1/24/29	26,000	25,193
	Morgan Stanley	5.123%	2/1/29	47,700	47,950
	Morgan Stanley	5.164%	4/20/29	122,260	122,961
	Morgan Stanley	5.449%	7/20/29	29,795	30,248
	Morgan Stanley	6.407%	11/1/29	24,060	25,193
	Morgan Stanley	5.173%	1/16/30	25,700	25,810
[8]	Morgan Stanley	3.790%	3/21/30	12,400	13,216
	Morgan Stanley	5.656%	4/18/30	67,380	68,722
	Morgan Stanley	5.042%	7/19/30	153,737	153,408
	Morgan Stanley	4.654%	10/18/30	67,240	65,918
	Morgan Stanley	5.230%	1/15/31	48,750	48,981
	Morgan Stanley Bank NA	4.447%	10/15/27	14,395	14,319
	Morgan Stanley Bank NA	4.952%	1/14/28	37,380	37,511
	Morgan Stanley Bank NA	5.504%	5/26/28	28,560	28,945
	Morgan Stanley Bank NA	4.968%	7/14/28	78,018	78,202
	Morgan Stanley Bank NA	5.016%	1/12/29	57,890	58,120
	Nasdaq Inc.	5.350%	6/28/28	43,020	43,730
	National Bank of Canada	5.600%	12/18/28	19,260	19,707
	National Bank of Canada	4.500%	10/10/29	19,190	18,780
[4]	National Securities Clearing Corp.	4.900%	6/26/29	57,720	57,920
[4]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	5,310	5,276
	NatWest Group plc	5.847%	3/2/27	28,240	28,534
	NatWest Group plc	1.642%	6/14/27	21,640	20,713

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NatWest Group plc	5.583%	3/1/28	29,540	29,902
	NatWest Group plc	3.073%	5/22/28	10,846	10,403
	NatWest Group plc	5.516%	9/30/28	9,700	9,825
	NatWest Group plc	4.892%	5/18/29	10,541	10,467
	NatWest Group plc	5.076%	1/27/30	20,180	20,067
	NatWest Group plc	4.445%	5/8/30	5,775	5,600
[9]	NatWest Group plc	3.622%	8/14/30	9,200	11,350
	NatWest Group plc	4.964%	8/15/30	37,860	37,474
[9]	NatWest Group plc	2.105%	11/28/31	10,085	11,881
[8]	NIBC Bank NV	6.000%	11/16/28	9,700	11,062
[8]	NIBC Bank NV	4.500%	6/12/35	1,300	1,365
	NMI Holdings Inc.	6.000%	8/15/29	9,625	9,769
	Nomura Holdings Inc.	5.594%	7/2/27	45,677	46,347
	Nomura Holdings Inc.	5.386%	7/6/27	16,400	16,539
	Nomura Holdings Inc.	5.842%	1/18/28	16,310	16,648
	Nomura Holdings Inc.	6.070%	7/12/28	21,123	21,745
	Nomura Holdings Inc.	3.103%	1/16/30	14,329	12,976
	Northern Trust Corp.	3.375%	5/8/32	25,920	24,926
[4]	Nuveen LLC	5.550%	1/15/30	14,440	14,711
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,242
	OneMain Finance Corp.	6.625%	5/15/29	3,875	3,936
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,420	2,478
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	33,730	34,073
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	13,350	13,469
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,959	2,006
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	23,915	24,632
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/30	24,218	24,277
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	29,530
	PNC Bank NA	2.700%	10/22/29	26,940	24,262
	PNC Financial Services Group Inc.	6.615%	10/20/27	28,757	29,626
	PNC Financial Services Group Inc.	5.582%	6/12/29	192,267	196,212
	PNC Financial Services Group Inc.	5.492%	5/14/30	137,682	139,977
	PNC Financial Services Group Inc.	5.222%	1/29/31	58,980	59,374
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,774
	Principal Financial Group Inc.	3.700%	5/15/29	7,476	7,129
[4]	Protective Life Global Funding	1.618%	4/15/26	22,570	21,754
[8]	Raiffeisen Bank International AG	2.875%	6/18/32	1,400	1,416
	Regions Financial Corp.	5.722%	6/6/30	155,515	158,096
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	4,080	3,892
[9]	Rothesay Life plc	8.000%	10/30/25	19,730	24,902
[9]	Rothesay Life plc	3.375%	7/12/26	4,359	5,278
	Royal Bank of Canada	3.625%	5/4/27	17,624	17,245
	Royal Bank of Canada	5.069%	7/23/27	81,340	81,788
	Royal Bank of Canada	4.510%	10/18/27	31,260	31,142
	Royal Bank of Canada	6.000%	11/1/27	48,300	49,912
	Royal Bank of Canada	4.900%	1/12/28	25,760	25,960
	Royal Bank of Canada	4.522%	10/18/28	95,754	95,021
	Royal Bank of Canada	4.965%	1/24/29	113,520	113,869
	Royal Bank of Canada	4.969%	8/2/30	109,811	109,514
	Royal Bank of Canada	4.650%	10/18/30	59,657	58,644
	Royal Bank of Canada	5.153%	2/4/31	130,710	131,313
[4]	Ryan Specialty LLC	5.875%	8/1/32	850	843
	Santander Holdings USA Inc.	6.174%	1/9/30	27,869	28,577
	Santander UK Group Holdings plc	6.833%	11/21/26	48,880	49,574
[8]	SCOR SE	3.000%	6/8/46	4,500	4,641
	Sixth Street Lending Partners	6.500%	3/11/29	39,085	39,948
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	9,334
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	28,628	29,815
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	14,385	14,547
[8]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	9,310	10,137
	SLM Corp.	6.500%	1/31/30	555	561
[8]	Societe Generale SA	0.875%	7/1/26	5,000	5,057
[4]	Societe Generale SA	5.500%	4/13/29	14,090	14,128
[4]	Standard Chartered plc	5.545%	1/21/29	14,380	14,519
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	415	429
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	1,558	1,536
	State Street Bank & Trust Co.	4.782%	11/23/29	48,010	48,015
	State Street Corp.	4.530%	2/20/29	22,470	22,303
	State Street Corp.	3.031%	11/1/34	36,436	32,904
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,906

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	58,324	56,684
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	47,940	45,509
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	22,770
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	18,511
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	33,190	33,798
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	7,676	7,432
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	14,480	14,891
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,670	11,414
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	32,350	32,764
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	18,900	19,011
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	15,500	13,308
[4]	Swedbank AB	4.998%	11/20/29	26,090	26,115
[8]	Swedbank AB	3.625%	8/23/32	8,200	8,588
	Synchrony Financial	3.700%	8/4/26	23,619	23,146
	Synovus Bank	5.625%	2/15/28	21,284	21,433
	Synovus Financial Corp.	6.168%	11/1/30	67,414	68,172
[8]	Talanx AG	2.250%	12/5/47	14,900	14,936
	Toronto-Dominion Bank	4.568%	12/17/26	19,190	19,151
	Toronto-Dominion Bank	5.156%	1/10/28	37,140	37,487
	Toronto-Dominion Bank	4.861%	1/31/28	104,600	104,587
	Toronto-Dominion Bank	5.523%	7/17/28	20,000	20,412
	Toronto-Dominion Bank	4.783%	12/17/29	67,740	67,009
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,714
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,361
	Truist Financial Corp.	6.047%	6/8/27	7,581	7,697
	Truist Financial Corp.	4.873%	1/26/29	60,770	60,598
	Truist Financial Corp.	7.161%	10/30/29	35,306	37,779
	UBS AG	5.000%	7/9/27	57,837	58,290
	UBS AG	7.500%	2/15/28	32,831	35,267
	UBS AG	5.650%	9/11/28	84,810	87,041
[8]	UBS Group AG	1.250%	9/1/26	5,000	5,064
[4]	UBS Group AG	4.282%	1/9/28	52,310	51,367
[4]	UBS Group AG	4.253%	3/23/28	14,770	14,463
[8]	UBS Group AG	7.750%	3/1/29	11,000	12,980
[4]	UBS Group AG	5.428%	2/8/30	139,110	140,520
[4]	UBS Group AG	3.126%	8/13/30	10,000	9,184
[4]	UBS Group AG	5.617%	9/13/30	79,530	80,972
[8]	UniCredit SpA	2.200%	7/22/27	10,000	10,283
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	6,822	6,814
	US Bancorp	4.548%	7/22/28	111,859	111,184
	US Bancorp	4.653%	2/1/29	38,979	38,717
	US Bancorp	5.775%	6/12/29	55,175	56,573
	US Bancorp	5.384%	1/23/30	23,400	23,694
	US Bancorp	5.100%	7/23/30	31,123	31,089
[6,8]	US Bancorp, 3M EURIBOR + 0.800%	3.813%	5/21/28	9,200	9,523
	US Bank NA	4.507%	10/22/27	53,437	53,212
[4]	UWM Holdings LLC	6.625%	2/1/30	740	741
	Verisk Analytics Inc.	4.125%	3/15/29	8,974	8,707
	Voya Financial Inc.	3.650%	6/15/26	11,895	11,716
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	1
	Wells Fargo & Co.	3.000%	4/22/26	59,157	58,039
	Wells Fargo & Co.	4.100%	6/3/26	81,710	80,995
	Wells Fargo & Co.	3.000%	10/23/26	63,585	61,830
	Wells Fargo & Co.	4.300%	7/22/27	25,615	25,362
	Wells Fargo & Co.	4.900%	1/24/28	18,710	18,719
	Wells Fargo & Co.	3.526%	3/24/28	86,305	83,862
	Wells Fargo & Co.	5.707%	4/22/28	28,870	29,349
	Wells Fargo & Co.	3.584%	5/22/28	94,297	91,591
	Wells Fargo & Co.	2.393%	6/2/28	64,753	61,185
	Wells Fargo & Co.	4.808%	7/25/28	61,680	61,501
	Wells Fargo & Co.	5.574%	7/25/29	84,910	86,454
	Wells Fargo & Co.	6.303%	10/23/29	19,250	20,080
[8]	Wells Fargo & Co.	1.741%	5/4/30	17,900	17,568
	Wells Fargo & Co.	2.879%	10/30/30	14,400	13,070
	Wells Fargo & Co.	5.244%	1/24/31	73,740	74,129
	Westpac Banking Corp.	2.894%	2/4/30	39,369	39,369
	Westpac Banking Corp.	4.322%	11/23/31	27,918	27,520
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.643%	11/11/27	33,800	21,327
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.844%	1/29/31	4,000	2,506
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.268%	4/3/34	6,900	4,363

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.751%	6/23/33	4,800	3,079
	Willis North America Inc.	4.650%	6/15/27	19,400	19,302
	Willis North America Inc.	4.500%	9/15/28	12,510	12,323
	Willis North America Inc.	2.950%	9/15/29	12,234	11,151
					16,646,510
Health Care (7.6%)
	AbbVie Inc.	4.800%	3/15/27	388,206	390,365
	AbbVie Inc.	4.800%	3/15/29	373,730	374,345
	AbbVie Inc.	3.200%	11/21/29	164,695	153,532
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,948
	Agilent Technologies Inc.	4.200%	9/9/27	46,155	45,611
[4]	Alcon Finance Corp.	2.750%	9/23/26	19,350	18,734
[8]	American Medical Systems Europe BV	3.375%	3/8/29	13,600	14,324
	Amgen Inc.	2.200%	2/21/27	39,766	37,841
	Amgen Inc.	3.200%	11/2/27	10,314	9,930
	Amgen Inc.	5.150%	3/2/28	161,398	163,246
	Astrazeneca Finance LLC	4.875%	3/3/28	45,765	46,125
	Astrazeneca Finance LLC	1.750%	5/28/28	9,555	8,716
	Astrazeneca Finance LLC	4.850%	2/26/29	72,185	72,482
	Baxter International Inc.	1.915%	2/1/27	182,221	172,472
	Baxter International Inc.	2.272%	12/1/28	61,195	55,532
[8]	Bayer AG	0.375%	1/12/29	1,000	929
[8]	Bayer AG	1.125%	1/6/30	1,500	1,396
[8]	Bayer Capital Corp. BV	1.500%	6/26/26	5,000	5,092
	Becton Dickinson & Co.	3.700%	6/6/27	77,616	75,940
	Becton Dickinson & Co.	4.693%	2/13/28	20,700	20,657
	Becton Dickinson & Co.	4.874%	2/8/29	39,220	39,163
	Becton Dickinson & Co.	5.081%	6/7/29	24,055	24,234
[8]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	9,800	10,359
	Bristol-Myers Squibb Co.	4.900%	2/22/29	26,780	26,940
	Cardinal Health Inc.	4.700%	11/15/26	57,580	57,515
	Cardinal Health Inc.	3.410%	6/15/27	981	952
	Cardinal Health Inc.	5.125%	2/15/29	38,500	38,753
	Cardinal Health Inc.	5.000%	11/15/29	47,980	47,879
	Cencora Inc.	3.450%	12/15/27	14,815	14,307
	Cencora Inc.	4.625%	12/15/27	17,330	17,273
	Cencora Inc.	4.850%	12/15/29	18,350	18,238
	Centene Corp.	4.250%	12/15/27	7,025	6,814
	Centene Corp.	2.450%	7/15/28	19,114	17,305
	Centene Corp.	4.625%	12/15/29	100,744	95,853
	Centene Corp.	3.375%	2/15/30	11,636	10,427
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	1,260	1,224
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	4,025	4,147
	Cigna Group	1.250%	3/15/26	9,374	9,028
	Cigna Group	3.400%	3/1/27	36,217	35,276
	Cigna Group	4.375%	10/15/28	31,470	30,924
	CVS Health Corp.	5.000%	2/20/26	48,255	48,343
	CVS Health Corp.	2.875%	6/1/26	102,398	99,723
	CVS Health Corp.	3.000%	8/15/26	41,970	40,855
	CVS Health Corp.	3.625%	4/1/27	99,162	96,568
	CVS Health Corp.	1.300%	8/21/27	49,763	45,381
	CVS Health Corp.	4.300%	3/25/28	84,747	82,736
	CVS Health Corp.	5.000%	1/30/29	38,100	37,865
	CVS Health Corp.	5.400%	6/1/29	56,015	56,345
	CVS Health Corp.	3.250%	8/15/29	48,410	44,438
	Elevance Health Inc.	1.500%	3/15/26	38,795	37,484
	Elevance Health Inc.	4.101%	3/1/28	36,708	36,019
	Elevance Health Inc.	5.150%	6/15/29	23,080	23,310
	Elevance Health Inc.	2.875%	9/15/29	7,228	6,615
	Elevance Health Inc.	4.750%	2/15/30	27,585	27,351
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	360	385
	GE HealthCare Technologies Inc.	5.650%	11/15/27	116,024	118,738
	GE HealthCare Technologies Inc.	4.800%	8/14/29	14,915	14,826
	Gilead Sciences Inc.	2.950%	3/1/27	7,064	6,837
	Gilead Sciences Inc.	4.800%	11/15/29	47,985	47,858
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	48,601	47,512
	HCA Inc.	5.875%	2/15/26	9,625	9,670
	HCA Inc.	5.250%	6/15/26	64,398	64,593
	HCA Inc.	4.500%	2/15/27	57,587	57,125

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.875%	2/1/29	9,615	9,837
[4]	Highmark Inc.	1.450%	5/10/26	50,353	47,983
	Humana Inc.	5.750%	3/1/28	26,211	26,801
	Illumina Inc.	4.650%	9/9/26	18,460	18,405
	McKesson Corp.	3.950%	2/16/28	26,350	25,763
	McKesson Corp.	4.900%	7/15/28	16,585	16,680
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	580	590
	Novartis Capital Corp.	3.800%	9/18/29	16,278	15,728
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	1,965	1,863
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	321,050	319,496
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	12,483
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	12,143	10,932
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,696
	Quest Diagnostics Inc.	4.600%	12/15/27	19,230	19,193
	Quest Diagnostics Inc.	4.200%	6/30/29	10,125	9,841
	Quest Diagnostics Inc.	4.625%	12/15/29	20,658	20,411
	Revvity Inc.	3.300%	9/15/29	14,395	13,329
[4]	Roche Holdings Inc.	4.790%	3/8/29	125,116	125,630
	Royalty Pharma plc	1.750%	9/2/27	26,975	24,939
	Stryker Corp.	3.650%	3/7/28	757	734
	Stryker Corp.	4.250%	9/11/29	22,950	22,403
[12]	Stryker Corp.	4.850%	2/10/30	19,165	19,122
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	7,645	7,689
	Tenet Healthcare Corp.	4.250%	6/1/29	1,184	1,119
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	14,417	13,968
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	780	766
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	240	235
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	13,194	13,336
	UnitedHealth Group Inc.	3.875%	12/15/28	9,545	9,275
	UnitedHealth Group Inc.	4.250%	1/15/29	28,947	28,423
	Utah Acquisition Sub Inc.	3.950%	6/15/26	50,652	49,933
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	33,655	34,164
	Zoetis Inc.	3.000%	9/12/27	18,825	18,062
					4,172,234
Industrials (5.4%)
[4]	Air Canada	3.875%	8/15/26	1,660	1,620
	Allegion plc	3.500%	10/1/29	11,707	10,972
[4]	Allison Transmission Inc.	4.750%	10/1/27	1,790	1,758
[4]	American Airlines Inc.	7.250%	2/15/28	2,870	2,937
	Amphenol Corp.	4.750%	3/30/26	11,570	11,578
[4]	Atkore Inc.	4.250%	6/1/31	885	795
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	26,540	15,504
[4]	BAE Systems plc	5.000%	3/26/27	30,810	30,958
[4]	BAE Systems plc	5.125%	3/26/29	50,100	50,332
	Boeing Co.	2.750%	2/1/26	124,695	122,128
	Boeing Co.	2.196%	2/4/26	373,771	364,111
	Boeing Co.	5.040%	5/1/27	7,050	7,045
	Boeing Co.	6.259%	5/1/27	23,380	23,970
	Boeing Co.	3.250%	2/1/28	24,090	22,853
	Boeing Co.	6.298%	5/1/29	69,316	72,063
[11]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	4,470	2,773
[11]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	7,730	4,628
[4]	BWX Technologies Inc.	4.125%	6/30/28	345	328
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	34,935
	Canadian Pacific Railway Co.	4.000%	6/1/28	24,890	24,308
	Caterpillar Financial Services Corp.	4.700%	11/15/29	67,182	67,110
[4]	Clean Harbors Inc.	4.875%	7/15/27	4,795	4,731
	CNH Industrial Capital LLC	1.450%	7/15/26	37,880	36,134
	CNH Industrial Capital LLC	4.550%	4/10/28	19,000	18,795
	CNH Industrial Capital LLC	5.500%	1/12/29	24,070	24,481
	CSX Corp.	3.800%	3/1/28	14,756	14,410
	Cummins Inc.	4.900%	2/20/29	17,190	17,310
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/28	23,585	23,659
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	14,470	14,563
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	26,670	27,057
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/30	53,925	54,096
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	89,323	88,710
[8]	Deutsche Lufthansa AG	3.000%	5/29/26	7,000	7,258
[8]	Deutsche Lufthansa AG	2.875%	5/16/27	14,500	14,892

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Deutsche Lufthansa AG	3.750%	2/11/28	9,500	10,003
[8]	easyJet FinCo BV	1.875%	3/3/28	8,900	8,905
	Embraer Netherlands Finance BV	6.950%	1/17/28	2,000	2,078
	FedEx Corp.	3.400%	2/15/28	14,739	14,078
[8]	Fortive Corp.	3.700%	8/15/29	15,600	16,555
[4]	Gates Corp.	6.875%	7/1/29	3,081	3,154
[8]	Heathrow Funding Ltd.	1.125%	10/8/32	8,400	7,749
[8]	Highland Holdings Sarl	2.875%	11/19/27	7,400	7,671
	Hillenbrand Inc.	6.250%	2/15/29	2,665	2,693
	Honeywell International Inc.	4.875%	9/1/29	14,440	14,554
	Honeywell International Inc.	4.700%	2/1/30	23,954	23,865
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,306	30,135
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,245	2,030
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	46,402	46,558
	Ingersoll Rand Inc.	5.197%	6/15/27	53,340	53,949
	Ingersoll Rand Inc.	5.400%	8/14/28	5,960	6,063
	Ingersoll Rand Inc.	5.176%	6/15/29	32,760	33,057
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	1,690	1,785
	John Deere Capital Corp.	4.500%	1/16/29	39,860	39,587
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	25,714
	L3Harris Technologies Inc.	5.400%	1/15/27	72,292	73,281
	L3Harris Technologies Inc.	4.400%	6/15/28	554	546
	L3Harris Technologies Inc.	5.050%	6/1/29	48,140	48,328
	L3Harris Technologies Inc.	2.900%	12/15/29	17,109	15,549
	Lennox International Inc.	1.700%	8/1/27	6,800	6,302
	Lockheed Martin Corp.	4.450%	5/15/28	18,710	18,633
	Lockheed Martin Corp.	4.500%	2/15/29	33,180	32,902
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	32,470	19,384
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	99,897	100,675
[8]	Motability Operations Group plc	3.625%	7/24/29	5,000	5,312
[4]	Mueller Water Products Inc.	4.000%	6/15/29	3,180	2,965
	Nordson Corp.	4.500%	12/15/29	38,400	37,405
	Northrop Grumman Corp.	3.200%	2/1/27	67,155	65,378
	Northrop Grumman Corp.	3.250%	1/15/28	101,306	97,280
	Northrop Grumman Corp.	4.600%	2/1/29	132,426	131,462
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,160
	Otis Worldwide Corp.	5.250%	8/16/28	33,685	34,155
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	18,870	11,728
	Parker-Hannifin Corp.	3.250%	3/1/27	1,660	1,617
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	28,807
	Parker-Hannifin Corp.	3.250%	6/14/29	22,410	21,016
[11]	Qantas Airways Ltd.	4.750%	10/12/26	10,620	6,580
[11]	Qantas Airways Ltd.	3.150%	9/27/28	9,650	5,591
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/31	965	966
	Regal Rexnord Corp.	6.050%	4/15/28	12,740	12,979
	Republic Services Inc.	3.375%	11/15/27	19,500	18,891
	Republic Services Inc.	4.875%	4/1/29	24,340	24,369
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	1,265	1,193
	RTX Corp.	5.750%	11/8/26	45,830	46,617
	RTX Corp.	3.500%	3/15/27	38,900	37,992
	RTX Corp.	3.125%	5/4/27	24,137	23,345
	RTX Corp.	4.125%	11/16/28	3,560	3,481
	RTX Corp.	5.750%	1/15/29	24,220	25,010
[8]	Ryanair DAC	0.875%	5/25/26	5,000	5,055
	Ryder System Inc.	1.750%	9/1/26	24,290	23,179
	Ryder System Inc.	2.850%	3/1/27	31,003	29,793
	Ryder System Inc.	5.300%	3/15/27	21,240	21,457
	Ryder System Inc.	5.650%	3/1/28	9,650	9,873
	Ryder System Inc.	5.250%	6/1/28	15,690	15,878
	Ryder System Inc.	6.300%	12/1/28	62,550	65,518
	Ryder System Inc.	5.375%	3/15/29	33,690	34,161
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	14,100	12,928
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,599
	Southwest Airlines Co.	5.125%	6/15/27	56,783	57,107
	Southwest Airlines Co.	3.450%	11/16/27	10,479	10,091
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	3,010	3,333
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	20,824
[4]	TransDigm Inc.	6.750%	8/15/28	1,740	1,771
[4]	TransDigm Inc.	6.375%	3/1/29	9,295	9,392
[9]	Traton Finance Luxembourg SA	5.625%	1/16/29	3,800	4,739

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Triumph Group Inc.	9.000%	3/15/28	2,044	2,143
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	22,985
[4]	United Airlines Inc.	4.375%	4/15/26	2,321	2,289
[5]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	1,478	1,500
	Veralto Corp.	5.500%	9/18/26	36,810	37,243
	Veralto Corp.	5.350%	9/18/28	10,501	10,669
	Waste Management Inc.	1.150%	3/15/28	2,900	2,611
[4]	Waste Pro USA Inc.	7.000%	2/1/33	590	596
[4]	WESCO Distribution Inc.	6.375%	3/15/29	2,900	2,952
					2,944,570
Materials (2.0%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	9,615	9,597
[4]	Anglo American Capital plc	4.500%	3/15/28	5,364	5,281
	Antofagasta plc	2.375%	10/14/30	13,420	11,261
	ArcelorMittal SA	4.550%	3/11/26	8,995	8,957
	ArcelorMittal SA	6.550%	11/29/27	3,226	3,352
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	2,260	1,972
	Avery Dennison Corp.	4.875%	12/6/28	13,733	13,710
[4]	Berry Global Inc.	4.500%	2/15/26	2,355	2,336
[4]	Berry Global Inc.	4.875%	7/15/26	7,048	7,033
	Berry Global Inc.	1.650%	1/15/27	21,744	20,450
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	116,835	116,983
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	38,500	38,939
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,117
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	344	338
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,570	1,417
[8]	Celanese US Holdings LLC	4.777%	7/19/26	11,609	12,177
[4]	Chemours Co.	5.750%	11/15/28	3,050	2,898
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	34,399
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	9,655	9,697
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	25,235	24,312
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	13,000	11,608
	Eastman Chemical Co.	4.500%	12/1/28	7,188	7,086
	Eastman Chemical Co.	5.000%	8/1/29	28,570	28,534
[4]	Element Solutions Inc.	3.875%	9/1/28	3,708	3,539
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	5,270	5,576
	FMC Corp.	5.150%	5/18/26	19,130	19,200
	FMC Corp.	3.200%	10/1/26	12,000	11,676
	Freeport Indonesia PT	4.763%	4/14/27	22,710	22,551
	Freeport-McMoRan Inc.	4.375%	8/1/28	17,528	17,095
[4]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	68,619
[4]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	47,188
[4]	Graphic Packaging International LLC	4.750%	7/15/27	1,785	1,752
[4]	Graphic Packaging International LLC	3.500%	3/15/28	625	589
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	1,399	1,383
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	25,508	25,488
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	2,615	2,518
[4]	Magnera Corp.	7.250%	11/15/31	2,900	2,860
	Mosaic Co.	5.375%	11/15/28	14,430	14,636
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	78,580	79,354
[4]	Novelis Corp.	3.250%	11/15/26	1,925	1,861
[4]	Novelis Inc.	6.875%	1/30/30	4,360	4,463
	Nucor Corp.	4.300%	5/23/27	9,700	9,637
	Nutrien Ltd.	5.200%	6/21/27	38,485	38,892
	Nutrien Ltd.	4.900%	3/27/28	44,319	44,421
	Nutrien Ltd.	4.200%	4/1/29	14,435	14,040
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	3,983	4,220
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	2,415	2,461
	Owens Corning	5.500%	6/15/27	18,500	18,826
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	2,405	2,413
	PPG Industries Inc.	1.200%	3/15/26	31,210	30,050
[4,12]	Quikrete Holdings Inc.	6.375%	3/1/32	1,410	1,415
[4,12]	Quikrete Holdings Inc.	6.750%	3/1/33	885	889
	RPM International Inc.	3.750%	3/15/27	37,821	37,035
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	5,485	5,536
	Sherwin-Williams Co.	4.550%	3/1/28	16,925	16,835
[4]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	33,550	33,849
[4]	SNF Group SACA	3.125%	3/15/27	10,495	9,998
	Suzano Austria GmbH	6.000%	1/15/29	44,645	45,170

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vulcan Materials Co.	4.950%	12/1/29	12,978	12,973
	Westlake Corp.	3.600%	8/15/26	1,657	1,627
	WestRock MWV LLC	8.200%	1/15/30	18,210	20,661
	WRKCo Inc.	3.375%	9/15/27	15,930	15,363
	WRKCo Inc.	4.000%	3/15/28	7,190	6,999
					1,080,112
Real Estate (4.0%)
[9]	Akelius Residential Property AB	2.375%	8/15/25	26,941	32,923
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,681	1,641
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,826	25,042
	American Homes 4 Rent LP	4.900%	2/15/29	3,096	3,076
	American Tower Corp.	4.400%	2/15/26	2,356	2,346
	American Tower Corp.	1.600%	4/15/26	67,714	65,231
	American Tower Corp.	1.450%	9/15/26	34,406	32,653
	American Tower Corp.	3.375%	10/15/26	25,308	24,761
[8]	American Tower Corp.	0.450%	1/15/27	19,437	19,251
	American Tower Corp.	2.750%	1/15/27	28,920	27,818
[8]	American Tower Corp.	0.400%	2/15/27	8,744	8,635
	American Tower Corp.	3.550%	7/15/27	10,995	10,682
	American Tower Corp.	3.600%	1/15/28	6,950	6,716
	American Tower Corp.	5.800%	11/15/28	12,978	13,348
	American Tower Corp.	3.950%	3/15/29	30,151	28,911
	American Tower Corp.	2.900%	1/15/30	24,062	21,747
[8]	Aroundtown SA	0.000%	7/16/26	4,300	4,259
[8]	Aroundtown SA	0.375%	4/15/27	10,300	9,981
[8]	Aroundtown SA	1.450%	7/9/28	7,600	7,282
[8]	Aroundtown SA	4.800%	7/16/29	4,000	4,281
[9]	Aroundtown SA	3.625%	4/10/31	1,000	1,073
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,982
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	6,119
	AvalonBay Communities Inc.	1.900%	12/1/28	950	853
[8]	Balder Finland OYJ	2.000%	1/18/31	1,000	922
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	28,125	28,168
[8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	9,347	9,265
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	7,600	7,287
[9]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	2,000	2,261
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	2,700	2,788
	Boston Properties LP	2.750%	10/1/26	16,974	16,381
	Boston Properties LP	6.750%	12/1/27	17,397	18,110
	Boston Properties LP	4.500%	12/1/28	6,947	6,764
	Boston Properties LP	3.400%	6/21/29	6,400	5,914
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,690	9,484
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,806	5,329
	Brixmor Operating Partnership LP	4.125%	5/15/29	22,966	22,069
	Camden Property Trust	5.850%	11/3/26	26,940	27,491
	Camden Property Trust	3.150%	7/1/29	10,052	9,362
	COPT Defense Properties LP	2.250%	3/15/26	59,075	57,345
	COPT Defense Properties LP	2.000%	1/15/29	18,124	16,091
	Crown Castle Inc.	4.450%	2/15/26	41,232	41,133
	Crown Castle Inc.	3.700%	6/15/26	56,235	55,440
	Crown Castle Inc.	1.050%	7/15/26	56,719	53,770
	Crown Castle Inc.	4.000%	3/1/27	7,199	7,088
	Crown Castle Inc.	2.900%	3/15/27	19,430	18,696
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,154
	Crown Castle Inc.	5.000%	1/11/28	43,891	44,013
	Crown Castle Inc.	3.800%	2/15/28	8,670	8,399
	Crown Castle Inc.	3.100%	11/15/29	10,520	9,605
	CubeSmart LP	3.125%	9/1/26	2,680	2,611
	CubeSmart LP	2.250%	12/15/28	39,258	35,503
	CubeSmart LP	4.375%	2/15/29	20,938	20,405
[8]	Digital Dutch Finco BV	1.500%	3/15/30	3,700	3,481
	Digital Realty Trust LP	3.700%	8/15/27	15,729	15,308
	Digital Realty Trust LP	5.550%	1/15/28	72,451	73,632
	Digital Realty Trust LP	4.450%	7/15/28	4,445	4,373
	Digital Realty Trust LP	3.600%	7/1/29	38,785	36,714
	DOC DR LLC	4.300%	3/15/27	29,230	28,933
	DOC DR LLC	3.950%	1/15/28	6,429	6,257
[8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	5,700	5,645
	Equinix Inc.	1.450%	5/15/26	9,710	9,321

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	2.900%	11/18/26	18,180	17,590
	Equinix Inc.	1.800%	7/15/27	14,550	13,565
	Equinix Inc.	2.000%	5/15/28	9,600	8,766
	Equinix Inc.	3.200%	11/18/29	13,060	12,045
	ERP Operating LP	2.850%	11/1/26	7,965	7,731
	ERP Operating LP	4.150%	12/1/28	2,740	2,678
	Essex Portfolio LP	3.625%	5/1/27	9,640	9,403
	Essex Portfolio LP	1.700%	3/1/28	8,760	7,958
	Extra Space Storage LP	5.700%	4/1/28	48,208	49,247
	Extra Space Storage LP	4.000%	6/15/29	6,110	5,864
	Federal Realty OP LP	1.250%	2/15/26	13,240	12,785
	Federal Realty OP LP	3.250%	7/15/27	9,677	9,339
	Federal Realty OP LP	3.200%	6/15/29	10,389	9,618
	Federal Realty OP LP	3.500%	6/1/30	3,214	2,964
[8]	Grand City Properties SA	0.125%	1/11/28	13,600	12,813
	Healthcare Realty Holdings LP	3.750%	7/1/27	19,305	18,759
	Healthcare Realty Holdings LP	3.100%	2/15/30	14,333	12,882
	Healthpeak OP LLC	1.350%	2/1/27	24,300	22,730
	Healthpeak OP LLC	2.125%	12/1/28	4,688	4,235
	Healthpeak OP LLC	3.500%	7/15/29	3,333	3,124
[8]	Heimstaden Bostad Treasury BV	1.000%	4/13/28	2,000	1,889
	Highwoods Realty LP	3.875%	3/1/27	22,853	22,283
	Highwoods Realty LP	4.125%	3/15/28	10,026	9,669
	Highwoods Realty LP	4.200%	4/15/29	15,362	14,615
	Highwoods Realty LP	3.050%	2/15/30	13,840	12,213
	Host Hotels & Resorts LP	3.375%	12/15/29	3,122	2,879
[8]	ICADE	1.750%	6/10/26	1,900	1,939
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	6,738	6,112
[4]	Iron Mountain Inc.	6.250%	1/15/33	1,480	1,484
	Kilroy Realty LP	4.750%	12/15/28	33,847	33,007
	Kimco Realty OP LLC	2.800%	10/1/26	7,258	7,045
	Kimco Realty OP LLC	3.800%	4/1/27	9,684	9,506
	Mid-America Apartments LP	1.100%	9/15/26	25,735	24,319
	Mid-America Apartments LP	3.600%	6/1/27	2,618	2,554
	Mid-America Apartments LP	3.950%	3/15/29	17,768	17,134
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,080	2,067
[4,12]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	885	899
	NNN REIT Inc.	4.300%	10/15/28	1,491	1,458
	NNN REIT Inc.	2.500%	4/15/30	2,995	2,631
	Omega Healthcare Investors Inc.	4.500%	4/1/27	4,250	4,207
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,757	9,678
	Omega Healthcare Investors Inc.	3.625%	10/1/29	36,999	34,280
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,862
[8]	P3 Group Sarl	1.625%	1/26/29	10,400	9,996
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	1,355	1,387
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	720	719
	Piedmont Operating Partnership LP	6.875%	7/15/29	15,130	15,528
[8]	Prologis International Funding II SA	3.625%	3/7/30	5,100	5,355
	Prologis LP	2.125%	4/15/27	9,885	9,377
	Prologis LP	3.375%	12/15/27	10,600	10,258
	Prologis LP	4.875%	6/15/28	38,520	38,713
	Prologis LP	3.875%	9/15/28	314	304
	Public Storage Operating Co.	1.850%	5/1/28	29,889	27,354
	Public Storage Operating Co.	5.125%	1/15/29	16,690	16,930
	Realty Income Corp.	0.750%	3/15/26	9,020	8,640
	Realty Income Corp.	4.875%	6/1/26	93,847	94,053
	Realty Income Corp.	4.125%	10/15/26	44,580	44,201
[9]	Realty Income Corp.	1.875%	1/14/27	6,214	7,255
	Realty Income Corp.	3.000%	1/15/27	12,520	12,129
	Realty Income Corp.	3.200%	1/15/27	5,350	5,200
[9]	Realty Income Corp.	1.125%	7/13/27	13,900	15,736
	Realty Income Corp.	2.200%	6/15/28	7,220	6,624
	Realty Income Corp.	4.750%	2/15/29	28,840	28,652
	Realty Income Corp.	4.000%	7/15/29	9,620	9,270
[9]	Realty Income Corp.	5.000%	10/15/29	5,000	6,148
[8]	Realty Income Corp.	4.875%	7/6/30	9,458	10,462
	Regency Centers LP	3.600%	2/1/27	1,392	1,362
	Regency Centers LP	2.950%	9/15/29	3,029	2,778
	Sabra Health Care LP	5.125%	8/15/26	24,249	24,269
	Sabra Health Care LP	3.900%	10/15/29	25,055	23,520

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	SBA Communications Corp.	3.875%	2/15/27	4,705	4,553
	Service Properties Trust	5.500%	12/15/27	1,590	1,530
	Simon Property Group LP	3.250%	11/30/26	23,542	22,989
	Simon Property Group LP	1.375%	1/15/27	24,250	22,805
	Store Capital LLC	4.500%	3/15/28	5,018	4,882
	Sun Communities Operating LP	2.300%	11/1/28	2,452	2,222
	Sun Communities Operating LP	5.500%	1/15/29	28,170	28,436
	UDR Inc.	2.950%	9/1/26	1,500	1,457
	Ventas Realty LP	3.250%	10/15/26	25,055	24,429
	Welltower OP LLC	4.250%	4/1/26	6,180	6,156
	Welltower OP LLC	4.250%	4/15/28	4,437	4,358
	Welltower OP LLC	2.050%	1/15/29	34,210	30,676
	Welltower OP LLC	4.125%	3/15/29	15,765	15,293
	Welltower OP LLC	3.100%	1/15/30	34,586	31,681
	Weyerhaeuser Co.	6.950%	10/1/27	3,599	3,791
[4]	XHR LP	4.875%	6/1/29	520	494
[4]	XHR LP	6.625%	5/15/30	555	561
					2,218,482
Technology (5.1%)
	Accenture Capital Inc.	4.050%	10/4/29	29,671	28,913
	Applied Materials Inc.	4.800%	6/15/29	17,998	18,094
	Atlassian Corp.	5.250%	5/15/29	13,359	13,488
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	71,450	70,360
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,356	8,070
	Broadcom Inc.	3.459%	9/15/26	31,621	31,048
	Broadcom Inc.	5.050%	7/12/27	72,135	72,724
[4]	Broadcom Inc.	1.950%	2/15/28	18,373	16,898
	Broadcom Inc.	4.150%	2/15/28	44,010	43,237
	Broadcom Inc.	4.110%	9/15/28	55,695	54,429
	Broadcom Inc.	4.750%	4/15/29	22,953	22,799
	Broadcom Inc.	5.050%	7/12/29	72,135	72,432
	Broadcom Inc.	4.350%	2/15/30	54,200	52,665
	Cadence Design Systems Inc.	4.200%	9/10/27	13,430	13,294
	Cadence Design Systems Inc.	4.300%	9/10/29	26,830	26,277
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	1,935	1,839
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	375	363
	Cisco Systems Inc.	4.850%	2/26/29	66,393	66,893
[4]	Cloud Software Group Inc.	6.500%	3/31/29	3,390	3,333
[4]	Cloud Software Group Inc.	8.250%	6/30/32	3,755	3,902
	Cotiviti Corp.	7.625%	4/30/31	6,605	6,650
	Dell International LLC / EMC Corp.	6.020%	6/15/26	124,863	126,590
	Dell International LLC / EMC Corp.	4.900%	10/1/26	66,195	66,294
	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,800	6,997
	Dell International LLC / EMC Corp.	5.250%	2/1/28	77,665	78,628
	Dell International LLC / EMC Corp.	5.300%	10/1/29	60,847	61,430
[4]	Diebold Nixdorf Inc.	7.750%	3/31/30	520	540
	DXC Technology Co.	1.800%	9/15/26	32,770	31,118
	DXC Technology Co.	2.375%	9/15/28	24,060	21,808
[4]	Ellucian Holdings Inc.	6.500%	12/1/29	1,610	1,620
[4]	Entegris Inc.	4.750%	4/15/29	3,880	3,743
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	110,357	109,908
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	16,155	16,023
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	106,432	104,934
	HP Inc.	1.450%	6/17/26	1,828	1,749
	HP Inc.	3.000%	6/17/27	9,830	9,444
	HP Inc.	4.750%	1/15/28	2,300	2,302
	Intel Corp.	4.875%	2/10/26	10,618	10,632
	Intel Corp.	3.750%	3/25/27	5,190	5,068
	Intel Corp.	3.750%	8/5/27	98,440	95,753
	Intel Corp.	4.875%	2/10/28	59,567	59,341
	Intel Corp.	2.450%	11/15/29	111,006	98,199
	International Business Machines Corp.	3.300%	5/15/26	114,464	112,620
	International Business Machines Corp.	4.500%	2/6/28	14,460	14,428
	International Business Machines Corp.	3.500%	5/15/29	19,250	18,282
	Microchip Technology Inc.	4.900%	3/15/28	32,408	32,356
	Microchip Technology Inc.	5.050%	2/15/30	27,614	27,420
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	17,567
	NXP BV / NXP Funding LLC	5.550%	12/1/28	780	795
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	23,523	23,304

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	13,465	13,086
	Oracle Corp.	1.650%	3/25/26	130,629	126,242
	Oracle Corp.	2.650%	7/15/26	91,643	89,036
	Oracle Corp.	2.800%	4/1/27	35,092	33,707
	Oracle Corp.	3.250%	11/15/27	19,500	18,747
	Oracle Corp.	2.300%	3/25/28	14,450	13,405
	Oracle Corp.	4.500%	5/6/28	52,590	52,167
[12]	Oracle Corp.	4.800%	8/3/28	65,160	65,231
	Oracle Corp.	4.200%	9/27/29	207,974	201,506
	Roper Technologies Inc.	3.800%	12/15/26	12,272	12,073
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	86,669
[4]	SS&C Technologies Inc.	5.500%	9/30/27	2,564	2,559
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	62,570
	Teledyne Technologies Inc.	2.250%	4/1/28	18,006	16,636
[4]	UKG Inc.	6.875%	2/1/31	2,100	2,143
	VMware LLC	1.400%	8/15/26	78,669	74,793
	VMware LLC	4.650%	5/15/27	3,392	3,382
	VMware LLC	3.900%	8/21/27	17,921	17,502
	VMware LLC	1.800%	8/15/28	63,943	57,569
	Western Digital Corp.	2.850%	2/1/29	3,850	3,455
	Workday Inc.	3.500%	4/1/27	40,650	39,657
	Workday Inc.	3.700%	4/1/29	9,684	9,232
					2,787,968
Utilities (5.7%)
	AEP Texas Inc.	5.450%	5/15/29	27,165	27,597
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	13,517
	AES Corp.	5.450%	6/1/28	29,050	29,282
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.378%	1/8/26	14,500	9,026
	Alabama Power Co.	3.750%	9/1/27	38,763	37,989
[4]	Alliant Energy Finance LLC	5.400%	6/6/27	14,190	14,291
	Ameren Corp.	3.650%	2/15/26	9,007	8,907
	Ameren Corp.	5.700%	12/1/26	100,910	102,515
	Ameren Corp.	1.950%	3/15/27	26,375	24,885
	Ameren Corp.	1.750%	3/15/28	14,460	13,132
	Ameren Corp.	5.000%	1/15/29	126,010	125,968
	American Electric Power Co. Inc.	5.750%	11/1/27	17,250	17,677
	American Electric Power Co. Inc.	5.200%	1/15/29	28,680	28,862
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	23,520	13,829
[11]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	9,620	5,841
[4]	Calpine Corp.	4.500%	2/15/28	1,630	1,582
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	20,400	20,698
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	44,658
	CenterPoint Energy Inc.	5.250%	8/10/26	44,760	45,099
	CenterPoint Energy Inc.	5.400%	6/1/29	52,421	53,034
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	9,640	9,757
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	6,025	5,829
	Colbun SA	3.950%	10/11/27	4,800	4,657
[4]	Comision Federal de Electricidad	5.700%	1/24/30	36,488	35,160
	Consumers Energy Co.	4.650%	3/1/28	61,435	61,500
	Consumers Energy Co.	4.600%	5/30/29	31,007	30,798
	Dominion Energy Inc.	1.450%	4/15/26	39,762	38,255
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,374
	Dominion Energy Inc.	4.250%	6/1/28	1,568	1,538
	DTE Energy Co.	2.850%	10/1/26	36,880	35,770
	DTE Energy Co.	4.950%	7/1/27	38,470	38,621
	DTE Energy Co.	4.875%	6/1/28	15,190	15,177
	DTE Energy Co.	5.100%	3/1/29	46,340	46,482
	DTE Energy Co.	3.400%	6/15/29	22,807	21,353
	Duke Energy Carolinas LLC	6.000%	12/1/28	193	201
	Duke Energy Corp.	2.650%	9/1/26	21,838	21,186
	Duke Energy Corp.	4.850%	1/5/27	33,630	33,777
	Duke Energy Corp.	3.150%	8/15/27	529	509
	Duke Energy Corp.	5.000%	12/8/27	19,290	19,443
	Duke Energy Corp.	4.300%	3/15/28	24,820	24,495
	Duke Energy Corp.	3.400%	6/15/29	13,470	12,649
[4]	Electricite de France SA	5.700%	5/23/28	8,180	8,337
[4]	Electricite de France SA	4.500%	9/21/28	16,050	15,787
[8]	Elia Transmission Belgium SA	3.000%	4/7/29	5,900	6,117
	Entergy Corp.	2.950%	9/1/26	90,000	87,519

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Corp.	1.900%	6/15/28	10,570	9,578
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	16,381
	Essential Utilities Inc.	4.800%	8/15/27	19,225	19,225
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	15,693
	Eversource Energy	4.750%	5/15/26	38,600	38,571
	Eversource Energy	1.400%	8/15/26	21,290	20,228
	Eversource Energy	2.900%	3/1/27	42,422	40,826
	Eversource Energy	4.600%	7/1/27	24,200	24,062
	Eversource Energy	5.450%	3/1/28	40,980	41,571
	Exelon Corp.	3.400%	4/15/26	4,845	4,773
	Exelon Corp.	2.750%	3/15/27	36,944	35,485
	Exelon Corp.	5.150%	3/15/28	67,255	67,761
	Exelon Corp.	5.150%	3/15/29	24,060	24,223
	FirstEnergy Corp.	3.900%	7/15/27	3,995	3,903
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	7,690	7,714
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	14,460	14,553
	FirstEnergy Transmission LLC	4.550%	1/15/30	6,580	6,434
	Georgia Power Co.	5.004%	2/23/27	14,030	14,152
	Georgia Power Co.	4.650%	5/16/28	86,760	86,537
	ITC Holdings Corp.	3.250%	6/30/26	9,400	9,211
[4]	ITC Holdings Corp.	4.950%	9/22/27	14,778	14,786
	ITC Holdings Corp.	3.350%	11/15/27	24,269	23,388
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,650	9,415
	National Fuel Gas Co.	5.500%	10/1/26	19,275	19,436
[8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	20,310	21,390
	National Grid plc	5.602%	6/12/28	27,030	27,598
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,282	6,047
[11]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	33,730	19,264
[12]	Nevada Power Co.	6.250%	5/15/55	3,690	3,703
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	19,757
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	28,979
[12]	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	46,580	46,609
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,835	3,680
	NiSource Inc.	5.250%	3/30/28	35,410	35,781
	NiSource Inc.	5.200%	7/1/29	34,640	34,939
	NSTAR Electric Co.	3.200%	5/15/27	33,850	32,749
	OGE Energy Corp.	5.450%	5/15/29	12,760	12,974
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	43,210	42,690
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	19,200	19,044
	Pacific Gas & Electric Co.	2.100%	8/1/27	13,019	12,037
	Pacific Gas & Electric Co.	5.550%	5/15/29	66,980	66,810
	PacifiCorp	5.100%	2/15/29	13,163	13,247
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	7,001	6,610
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	24,691	24,193
	PG&E Recovery Funding LLC	5.045%	7/15/34	20,180	20,140
	Public Service Electric & Gas Co.	2.450%	1/15/30	10,450	9,379
	Public Service Enterprise Group Inc.	5.850%	11/15/27	59,480	61,085
	Public Service Enterprise Group Inc.	5.875%	10/15/28	57,760	59,619
	Public Service Enterprise Group Inc.	5.200%	4/1/29	36,100	36,409
[4]	Rayburn Country Securitization LLC	2.307%	12/1/32	7,790	7,203
	Sempra	6.625%	4/1/55	15,350	15,153
	Southern California Edison Co.	1.200%	2/1/26	6,329	6,085
	Southern California Edison Co.	5.350%	3/1/26	5,780	5,792
	Southern California Edison Co.	4.400%	9/6/26	19,750	19,529
	Southern California Edison Co.	4.875%	2/1/27	47,480	47,194
	Southern California Edison Co.	5.300%	3/1/28	20,960	21,001
	Southern California Edison Co.	5.650%	10/1/28	21,250	21,450
	Southern California Gas Co.	2.950%	4/15/27	19,425	18,670
	Southern Co.	3.250%	7/1/26	8,900	8,735
	Southern Co.	5.113%	8/1/27	49,075	49,410
	Southern Co.	1.750%	3/15/28	931	849
	Southern Co.	4.850%	6/15/28	48,190	48,317
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,947
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	33,879
	Southwestern Electric Power Co.	4.100%	9/15/28	16,360	15,932
	Tampa Electric Co.	4.900%	3/1/29	28,630	28,666
	Union Electric Co.	2.950%	6/15/27	12,496	12,035
[11]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	14,400	8,225
	Virginia Electric & Power Co.	2.950%	11/15/26	46,542	45,228
	Virginia Electric & Power Co.	3.500%	3/15/27	33,011	32,252

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	3.750%	5/15/27	18,494	18,125
	Virginia Electric & Power Co.	3.800%	4/1/28	14,460	14,053
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	6,844	6,843
[4]	Vistra Operations Co. LLC	5.050%	12/30/26	9,350	9,359
	WEC Energy Group Inc.	5.150%	10/1/27	24,180	24,409
	WEC Energy Group Inc.	1.375%	10/15/27	19,190	17,568
	WEC Energy Group Inc.	4.750%	1/15/28	41,989	42,050
	Xcel Energy Inc.	3.350%	12/1/26	20,814	20,273
	Xcel Energy Inc.	1.750%	3/15/27	31,596	29,672
	Xcel Energy Inc.	4.000%	6/15/28	28,930	28,051
	Xcel Energy Inc.	2.600%	12/1/29	4,800	4,286
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	7,049	8,203
					3,122,763
Total Corporate Bonds (Cost $44,755,407)					44,552,168
Floating Rate Loan Interests (0.3%)
[6]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.062%	9/30/31	2,025	2,034
[6,15]	Alterra Mountain Co.	—%	5/31/30	965	967
[6]	Alterra Mountain Co. Term Loan B-7, TSFR1M + 3.000%	7.312%	5/31/30	1,923	1,923
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	9.305%	4/20/28	5,193	5,318
[6,15]	Aramark Services Inc.	—%	6/22/30	1,915	1,923
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.662%	8/19/28	1,896	1,898
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	7.661%	5/10/27	5,336	5,359
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.273%	10/16/31	5,007	5,049
[6]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.500%	6.829%	1/31/31	963	966
[6]	Champ Acquisition Corp. Term Loan B, TSFR1M + 4.500%	8.857%	11/25/31	485	488
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.312%	8/18/28	4,392	4,420
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.812%	5/6/30	2,442	2,437
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.086%	1/14/32	3,235	3,233
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.829%	3/30/29	311	313
[6]	EMRLD Borrower LP Term Loan B, TSFR3M + 2.500%	6.829%	8/4/31	3,372	3,383
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.312%	4/23/31	9,365	9,423
[6]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.803%	7/1/31	818	822
[6]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.764%	11/4/31	3,635	3,649
[6]	Grant Thornton Advisors LLC Term Loan B, TSFR3M + 2.750%	7.055%	6/2/31	4,185	4,195
[6]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.000%	7.312%	2/15/31	1,906	1,913
[6]	HUB International Ltd. Term Loan B, TSFR3M + 2.750%	7.079%	6/20/30	1,907	1,914
[6]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.965%	5/17/31	3,840	3,818
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.337%	3/1/29	1,406	1,409
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.562%	10/23/28	3,989	4,008
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.053%	4/16/29	594	597
[6]	Pactiv Evergreen Group Holdings Inc. Term Loan B-4, TSFR1M + 2.500%	6.812%	9/24/28	912	914
[6,15]	Quikrete Holdings Inc.	—%	2/10/32	1,935	1,943
[6]	Raven Acquisition Holdings LLC Term Loan B, TSFR1M + 3.250%	7.562%	11/19/31	1,503	1,507
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 4.250%	8.562%	11/28/28	390	395
[6]	Ryan Specialty Group LLC Term Loan B, TSFR1M + 2.250%	6.562%	9/15/31	965	968
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	7.312%	7/31/31	6,623	6,660
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.079%	11/5/28	18,486	18,561
[6]	Sophia LP Term Loan, TSFR1M + 4.750%	9.062%	11/22/32	2,030	2,076
[6]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.329%	9/27/30	2,719	2,683
[6]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	7.079%	3/22/30	1,911	1,917
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.079%	5/6/32	2,289	2,324
[6]	UFC Holdings LLC Term Loan B, TSFR3M + 2.250%	6.770%	11/21/31	1,075	1,080
[6]	UKG Inc. Term Loan B, TSFR3M + 3.000%	7.300%	2/10/31	5,676	5,709
[6]	Western Digital Corp. Term Loan A-2, Prime Rate + 0.375%	5.932%	1/7/27	64,544	62,608
Total Floating Rate Loan Interests (Cost $180,822)					180,804
Sovereign Bonds (2.9%)
[8]	Arab Republic of Egypt	4.750%	4/16/26	3,497	3,552
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	8,150
	Corp. Andina de Fomento	4.750%	4/1/26	19,296	19,317
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	23,117	21,341
[8]	Crelan SA	5.750%	1/26/28	23,700	26,313
[8]	Crelan SA	6.000%	2/28/30	8,200	9,344
	Federative Republic of Brazil	8.750%	2/4/25	17,095	17,095
	Fondo MIVIVIENDA SA	4.625%	4/12/27	10,989	10,816
	Kingdom of Morocco	2.375%	12/15/27	14,770	13,556
[4]	Kingdom of Saudi Arabia	5.125%	1/13/28	124,940	126,027
[4]	Kingdom of Saudi Arabia	4.750%	1/16/30	57,796	57,025

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Korea Electric Power Corp.	5.375%	7/31/26	38,520	38,885
[4]	Korea National Oil Corp.	4.125%	9/30/27	30,709	30,265
[4]	KSA Sukuk Ltd.	5.250%	6/4/27	222,595	224,545
	KSA Sukuk Ltd.	5.250%	6/4/27	17,340	17,493
	Magyar Export-Import Bank Zrt	6.125%	12/4/27	18,860	19,048
[8]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	16,898
	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/28	9,587	9,803
[4]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	23,992	23,981
[8]	Republic of Chile	0.100%	1/26/27	2,880	2,826
	Republic of Chile	2.750%	1/31/27	25,000	24,001
	Republic of Colombia	3.875%	4/25/27	38,404	36,989
	Republic of Colombia	3.000%	1/30/30	31,671	26,562
	Republic of Colombia	3.125%	4/15/31	48,984	39,128
	Republic of Guatemala	4.875%	2/13/28	1,800	1,742
	Republic of Hungary	6.125%	5/22/28	35,807	36,584
	Republic of Indonesia	3.500%	1/11/28	4,534	4,369
[8]	Republic of Korea	0.000%	10/15/26	8,743	8,658
	Republic of Paraguay	5.000%	4/15/26	17,253	17,214
	Republic of Paraguay	4.700%	3/27/27	500	495
	Republic of Peru	2.392%	1/23/26	24,059	23,463
	Republic of Peru	2.844%	6/20/30	44,394	39,253
	Republic of Peru	2.783%	1/23/31	27,083	23,273
	Republic of Poland	5.750%	11/16/32	3,940	4,040
	Republic of Serbia	6.250%	5/26/28	5,118	5,226
[8]	Republic of Serbia	1.000%	9/23/28	5,070	4,743
[8]	Republic of Serbia	1.500%	6/26/29	9,595	8,947
	Republic of South Africa	4.300%	10/12/28	61,191	57,388
	Republic of South Africa	4.850%	9/30/29	50,687	47,396
	Republic of South Africa	5.875%	6/22/30	23,965	23,111
	Republic of Uzbekistan	7.850%	10/12/28	23,294	24,233
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	16,074	15,806
[8]	State of Israel	1.500%	1/16/29	5,364	5,148
	State of Israel	5.375%	3/12/29	19,660	19,672
	State of Israel	2.500%	1/15/30	546	479
	Sultanate of Oman	4.750%	6/15/26	55,030	54,675
	United Mexican States	3.750%	1/11/28	9,984	9,551
	United Mexican States	5.400%	2/9/28	6,543	6,515
	United Mexican States	4.500%	4/22/29	5,738	5,505
	United Mexican States	5.000%	5/7/29	123,520	120,125
	United Mexican States	3.250%	4/16/30	21,722	19,168
	United Mexican States	6.000%	5/13/30	172,542	173,579
	United Mexican States	2.659%	5/24/31	38,025	31,229
	United Mexican States	4.875%	5/19/33	3,300	2,971
Total Sovereign Bonds (Cost $1,620,972)					1,617,518
Taxable Municipal Bonds (0.1%)
[16]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	14,175
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	2,830	2,716
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	22,350	20,898
Total Taxable Municipal Bonds (Cost $38,911)					37,789
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[17]	Vanguard Market Liquidity Fund (Cost $222,059)	4.371%		2,220,814	222,059

Short-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/16/25	0.525%	1,150,890	1,371
Total Options Purchased (Cost $1,554)					1,371
Total Investments (99.0%) (Cost $54,628,283)					54,393,282
Other Assets and Liabilities—Net (1.0%)					532,824
Net Assets (100%)					54,926,106
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,291,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $33,155,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $61,164,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $5,244,908,000, representing 9.5% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
13	Security value determined using significant unobservable inputs.
14	Non-income-producing security—security in default.
15	Represents an unsettled loan as of January 31, 2025. The coupon rate is not known until the settlement date.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
GSI—Goldman Sachs International.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Grant Thornton Advisors LLC	70	70	—	—
Raven Acquisition Holdings LLC	107	108	1	—
			1	—

Short-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S43-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	4/16/25	0.700%	576,710	(210)
Total Options Written (Premiums Received $585)					(210)
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	9,654	1,985,104	(19)
10-Year U.S. Treasury Note	March 2025	105	11,429	(31)
				(50)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(7,622)	(810,909)	(153)
10-Year Japanese Government Bond	March 2025	(211)	(191,375)	2,381
AUD 3-Year Treasury Bond	March 2025	(1,026)	(67,711)	245
Euro-Bobl	March 2025	(4,176)	(508,728)	7,285
Euro-Schatz	March 2025	(775)	(85,878)	295
Long Gilt	March 2025	(239)	(27,491)	602
Long U.S. Treasury Bond	March 2025	(8)	(911)	(1)
Ultra 10-Year U.S. Treasury Note	March 2025	(59)	(6,571)	(54)
				10,600
				10,550

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	3/19/25	EUR	36,172	USD	37,622	—	(12)
State Street Bank & Trust Co.	3/19/25	EUR	34,950	USD	36,521	—	(181)
UBS AG	3/19/25	EUR	31,565	USD	33,203	—	(383)
The Bank of New York Mellon Corp.	3/19/25	EUR	29,902	USD	31,095	—	(5)
Wells Fargo Bank N.A.	3/19/25	EUR	25,898	USD	27,040	—	(112)
BNP Paribas	3/19/25	EUR	24,072	USD	25,072	—	(43)
State Street Bank & Trust Co.	3/19/25	EUR	3,992	USD	4,089	61	—
Toronto-Dominion Bank	3/19/25	EUR	3,352	USD	3,458	27	—
BNP Paribas	2/4/25	GBP	170,028	USD	212,144	—	(1,330)
Bank of Montreal	3/19/25	GBP	10,560	USD	13,099	—	(8)
Toronto-Dominion Bank	3/19/25	GBP	6,584	USD	8,022	140	—
UBS AG	3/19/25	GBP	2,263	USD	2,750	55	—
HSBC Bank plc	3/19/25	JPY	219,543	USD	1,405	18	—
State Street Bank & Trust Co.	3/4/25	USD	243,643	AUD	387,941	2,431	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	2,337	AUD	3,727	19	—
Royal Bank of Canada	3/19/25	USD	1,055,721	EUR	1,011,691	3,821	—
Bank of Montreal	3/19/25	USD	9,356	EUR	8,953	47	—
Standard Chartered Bank	3/19/25	USD	7,877	EUR	7,625	—	(51)

Short-Term Investment-Grade Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/19/25	USD	7,478	EUR	7,233	—	(42)
HSBC Bank plc	3/19/25	USD	6,743	EUR	6,442	45	—
Barclays Bank plc	3/19/25	USD	5,080	EUR	4,924	—	(40)
Deutsche Bank AG	3/19/25	USD	2,700	EUR	2,614	—	(19)
Bank of America, N.A.	3/19/25	USD	1,767	EUR	1,712	—	(13)
Wells Fargo Bank N.A.	2/4/25	USD	213,087	GBP	170,028	2,273	—
BNP Paribas	3/4/25	USD	212,124	GBP	170,028	1,328	—
Bank of Montreal	3/19/25	USD	3,296	GBP	2,674	—	(19)
State Street Bank & Trust Co.	3/19/25	USD	3,112	GBP	2,527	—	(21)
HSBC Bank plc	3/19/25	USD	47	JPY	7,275	—	—
						10,265	(2,279)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	666,960	5.000	58,556	8,915
iTraxx Europe-S42-V1	12/21/29	EUR	48,400	1.000	1,146	186
					59,702	9,101
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	22	4	18	—
American Express Co./A2	12/23/25	GSI	3,270	1.000	30	19	11	—
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	28	8	20	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	22	(3)	25	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	3,270	1.000	30	21	9	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	27	17	10	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	28	14	14	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	29	17	12	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	29	11	18	—
Enbridge Inc./Baa2	12/23/25	GSI	3,270	1.000	26	10	16	—
Federative Republic of Brazil/Ba1	12/21/29	CITNA	19,175	1.000	(597)	(615)	18	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	30	3	27	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	26	(1)	27	—
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	30	18	12	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	31	14	17	—
Lincoln National Corp./Baa2	12/23/25	GSI	3,270	1.000	21	7	14	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	30	18	12	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	27	5	22	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	3,270	1.000	31	21	10	—

Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	27	13	14	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	29	16	13	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	27	13	14	—
Republic of Chile/A2	12/21/29	JPMC	1,700	1.000	32	32	—	—
Republic of Indonesia/Baa2	12/21/29	JPMC	29,870	1.000	346	273	73	—
Republic of Indonesia/Baa2	12/21/29	JPMC	14,935	1.000	173	158	15	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	28	8	20	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	29	19	10	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	24	13	11	—
					615	133	482	—
1 Periodic premium received/paid quarterly.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $6,404,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/11/25	12/11/25[1]	1,100,000	4.132[2]	(4.395)[3]	(1,327)	(1,327)
12/11/26	12/11/26[1]	575,000	4.395[4]	(3.931)[5]	2,102	2,102
1/21/28	1/21/28[1]	500,000	4.106[5]	(4.342)[4]	520	724
5/17/28	5/17/27[1]	407,953	3.679[2]	(0.000)[3]	(1,292)	(1,292)
5/17/28	5/17/27[1]	401,475	3.701[2]	(0.000)[3]	(1,193)	(1,193)
5/24/28	5/24/27[1]	398,236	3.762[2]	(0.000)[3]	(969)	(969)
7/5/29	N/A	58,090	2.530[2]	(0.000)[6]	70	70
7/5/29	N/A	53,590	2.525[2]	(0.000)[6]	52	52
7/5/29	N/A	53,590	2.523[2]	(0.000)[6]	47	47
7/10/29	N/A	68,352	2.491[2]	(0.000)[6]	(53)	(53)
7/10/29	N/A	59,460	2.484[2]	(0.000)[6]	(65)	(65)
7/15/29	N/A	59,445	2.420[2]	(0.000)[6]	(251)	(251)
7/18/29	N/A	59,450	2.449[2]	(0.000)[6]	(177)	(177)
7/19/29	N/A	59,445	2.437[2]	(0.000)[6]	(212)	(212)
8/1/29	N/A	59,440	2.394[2]	(0.000)[6]	(356)	(356)
8/5/29	N/A	59,448	2.363[2]	(0.000)[6]	(453)	(453)
1/22/30	1/22/30[1]	315,000	4.342[4]	(4.103)[5]	(441)	(636)
5/17/34	5/17/29[1]	94,912	0.000[4]	(3.799)[5]	1,245	1,245
5/17/34	5/17/29[1]	93,406	0.000[4]	(3.833)[5]	1,103	1,103
5/24/34	5/24/29[1]	92,653	0.000[4]	(3.865)[5]	986	986
7/5/54	N/A	12,770	0.000[6]	(2.522)[2]	(121)	(121)
7/5/54	N/A	11,810	0.000[6]	(2.519)[2]	(106)	(106)
7/5/54	N/A	11,810	0.000[6]	(2.524)[2]	(117)	(117)
7/10/54	N/A	14,700	0.000[6]	(2.510)[2]	(103)	(103)
7/10/54	N/A	12,790	0.000[6]	(2.499)[2]	(62)	(62)
7/15/54	N/A	12,790	0.000[6]	(2.469)[2]	14	13
7/18/54	N/A	12,780	0.000[6]	(2.501)[2]	(65)	(65)
7/19/54	N/A	12,790	0.000[6]	(2.482)[2]	(17)	(17)

Short-Term Investment-Grade Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/1/54	N/A	12,790	0.000[6]	(2.454)[2]	55	55
8/5/54	N/A	12,770	0.000[6]	(2.411)[2]	161	161
					(1,025)	(1,017)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
5	Interest payment received/paid annually.
6	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $54,406,224)	54,171,223
Affiliated Issuers (Cost $222,059)	222,059
Total Investments in Securities	54,393,282
Investment in Vanguard	1,479
Cash	249
Foreign Currency, at Value (Cost $9,195)	9,348
Receivables for Investment Securities Sold	1,129,488
Receivables for Accrued Income	560,766
Receivables for Capital Shares Issued	76,729
Unrealized Appreciation—Floating Rate Loan Commitments	1
Swap Premiums Paid	752
Variation Margin Receivable—Futures Contracts	109
Unrealized Appreciation—Forward Currency Contracts	10,265
Unrealized Appreciation—Over-the-Counter Swap Contracts	482
Other Assets	680
Total Assets	56,183,630
Liabilities
Payables for Investment Securities Purchased	1,168,080
Payables for Capital Shares Redeemed	55,550
Payables for Distributions	27,997
Payables to Vanguard	2,496
Options Written, at Value (Premiums Received $585)	210
Swap Premiums Received	619
Unrealized Depreciation—Forward Currency Contracts	2,279
Variation Margin Payable—Centrally Cleared Swap Contracts	293
Total Liabilities	1,257,524
Net Assets	54,926,106
At January 31, 2025, net assets consisted of:

Paid-in Capital	58,644,255
Total Distributable Earnings (Loss)	(3,718,149)
Net Assets	54,926,106

Investor Shares—Net Assets
Applicable to 594,263,323 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,138,752
Net Asset Value Per Share—Investor Shares	$10.33

Admiral™ Shares—Net Assets
Applicable to 3,540,427,405 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,572,686
Net Asset Value Per Share—Admiral Shares	$10.33

Institutional Shares—Net Assets
Applicable to 1,182,444,846 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,214,668
Net Asset Value Per Share—Institutional Shares	$10.33

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	2,318,868
Total Income	2,318,868
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,440
Management and Administrative—Investor Shares	11,036
Management and Administrative—Admiral Shares	29,713
Management and Administrative—Institutional Shares	6,262
Marketing and Distribution—Investor Shares	251
Marketing and Distribution—Admiral Shares	1,879
Marketing and Distribution—Institutional Shares	409
Custodian Fees	400
Auditing Fees	52
Shareholders’ Reports and Proxy Fees—Investor Shares	240
Shareholders’ Reports and Proxy Fees—Admiral Shares	702
Shareholders’ Reports and Proxy Fees—Institutional Shares	27
Trustees’ Fees and Expenses	31
Other Expenses	24
Total Expenses	57,466
Expenses Paid Indirectly	(204)
Net Expenses	57,262
Net Investment Income	2,261,606
Realized Net Gain (Loss)
Investment Securities Sold[1]	(488,241)
Futures Contracts	5,298
Options Purchased	(30,222)
Options Written	8,485
Swap Contracts	32,506
Forward Currency Contracts	72,368
Foreign Currencies	1,014
Realized Net Gain (Loss)	(398,792)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	873,173
Floating Rate Loan Commitments	1
Futures Contracts	16,296
Options Purchased	4,710
Options Written	(684)
Swap Contracts	5,293
Forward Currency Contracts	2,027
Foreign Currencies	(452)
Change in Unrealized Appreciation (Depreciation)	900,364
Net Increase (Decrease) in Net Assets Resulting from Operations	2,763,178
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,788,000, $25,000, and ($38,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,261,606	1,823,054
Realized Net Gain (Loss)	(398,792)	(1,170,303)
Change in Unrealized Appreciation (Depreciation)	900,364	2,019,988
Net Increase (Decrease) in Net Assets Resulting from Operations	2,763,178	2,672,739
Distributions
Investor Shares	(254,567)	(202,974)
Admiral Shares	(1,556,883)	(1,295,060)
Institutional Shares	(495,738)	(372,392)
Total Distributions	(2,307,188)	(1,870,426)
Capital Share Transactions
Investor Shares	(232,921)	(304,790)
Admiral Shares	(1,239,301)	(4,883,993)
Institutional Shares	2,256,852	(1,839,710)
Net Increase (Decrease) from Capital Share Transactions	784,630	(7,028,493)
Total Increase (Decrease)	1,240,620	(6,226,180)
Net Assets
Beginning of Period	53,685,486	59,911,666
End of Period	54,926,106	53,685,486

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.24	$10.09	$10.63	$11.02	$10.80
Investment Operations
Net Investment Income[1]	.416	.314	.194	.161	.233
Net Realized and Unrealized Gain (Loss) on Investments	.098	.159	(.534)	(.341)	.225
Total from Investment Operations	.514	.473	(.340)	(.180)	.458
Distributions
Dividends from Net Investment Income	(.424)	(.323)	(.200)	(.171)	(.238)
Distributions from Realized Capital Gains	—	—	—	(.039)	—
Total Distributions	(.424)	(.323)	(.200)	(.210)	(.238)
Net Asset Value, End of Period	$10.33	$10.24	$10.09	$10.63	$11.02
Total Return[2]	5.12%	4.79%	-3.18%	-1.66%	4.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,139	$6,322	$6,532	$8,400	$8,617
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.05%	3.13%	1.92%	1.47%	2.14%
Portfolio Turnover Rate[4]	75%	70%	77%	65%	89%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 2%, 3%, 11%, 3%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.24	$10.09	$10.63	$11.02	$10.80
Investment Operations
Net Investment Income[1]	.426	.323	.204	.171	.244
Net Realized and Unrealized Gain (Loss) on Investments	.099	.160	(.534)	(.341)	.225
Total from Investment Operations	.525	.483	(.330)	(.170)	.469
Distributions
Dividends from Net Investment Income	(.435)	(.333)	(.210)	(.181)	(.249)
Distributions from Realized Capital Gains	—	—	—	(.039)	—
Total Distributions	(.435)	(.333)	(.210)	(.220)	(.249)
Net Asset Value, End of Period	$10.33	$10.24	$10.09	$10.63	$11.02
Total Return[2]	5.23%	4.90%	-3.09%	-1.56%	4.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,573	$37,509	$41,848	$54,200	$51,282
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.15%	3.22%	2.01%	1.57%	2.23%
Portfolio Turnover Rate[4]	75%	70%	77%	65%	89%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 2%, 3%, 11%, 3%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.24	$10.09	$10.63	$11.02	$10.80
Investment Operations
Net Investment Income[1]	.430	.326	.207	.175	.246
Net Realized and Unrealized Gain (Loss) on Investments	.098	.160	(.534)	(.341)	.226
Total from Investment Operations	.528	.486	(.327)	(.166)	.472
Distributions
Dividends from Net Investment Income	(.438)	(.336)	(.213)	(.185)	(.252)
Distributions from Realized Capital Gains	—	—	—	(.039)	—
Total Distributions	(.438)	(.336)	(.213)	(.224)	(.252)
Net Asset Value, End of Period	$10.33	$10.24	$10.09	$10.63	$11.02
Total Return	5.26%	4.93%	-3.06%	-1.53%	4.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,215	$9,855	$11,531	$14,101	$14,267
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.18%	3.25%	2.05%	1.60%	2.25%
Portfolio Turnover Rate[3]	75%	70%	77%	65%	89%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Includes 2%, 3%, 11%, 3%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract.

Short-Term Investment-Grade Fund
Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended January 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended January 31, 2025, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled,

Short-Term Investment-Grade Fund
the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended January 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 5% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

Short-Term Investment-Grade Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,479,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $204,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,882,779	—	4,882,779
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,898,794	—	2,898,794
Corporate Bonds	—	44,552,167	1	44,552,168
Floating Rate Loan Interests	—	180,804	—	180,804
Sovereign Bonds	—	1,617,518	—	1,617,518
Taxable Municipal Bonds	—	37,789	—	37,789
Temporary Cash Investments	222,059	—	—	222,059
Options Purchased	—	1,371	—	1,371
Total	222,059	54,171,222	1	54,393,282
Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	1	—	1
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,808	—	—	10,808
Forward Currency Contracts	—	10,265	—	10,265
Swap Contracts	15,659[1]	482	—	16,141
Total	26,467	10,747	—	37,214
Liabilities
Options Written	—	(210)	—	(210)
Futures Contracts[1]	(258)	—	—	(258)
Forward Currency Contracts	—	(2,279)	—	(2,279)
Swap Contracts	(7,575)[1]	—	—	(7,575)
Total	(7,833)	(2,489)	—	(10,322)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At January 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	—	1,371	1,371
Swap Premiums Paid	—	—	752	752
Unrealized Appreciation—Futures Contracts[1]	10,808	—	—	10,808
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	6,558	—	9,101	15,659
Unrealized Appreciation—Forward Currency Contracts	—	10,265	—	10,265
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	482	482
Total Assets	17,366	10,265	11,706	39,337

Options Written, at Value	—	—	(210)	(210)
Swap Premiums Received	—	—	(619)	(619)
Unrealized Depreciation—Futures Contracts[1]	(258)	—	—	(258)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(7,575)	—	—	(7,575)
Unrealized Depreciation—Forward Currency Contracts	—	(2,279)	—	(2,279)
Total Liabilities	(7,833)	(2,279)	(829)	(10,941)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Short-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended January 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	5,298	—	—	5,298
Options Purchased	3,980	—	(34,202)	(30,222)
Options Written	3,077	—	5,408	8,485
Swap Contracts	(6,963)	—	39,469	32,506
Forward Currency Contracts	—	72,368	—	72,368
Realized Net Gain (Loss) on Derivatives	5,392	72,368	10,675	88,435
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	16,296	—	—	16,296
Options Purchased	—	—	4,710	4,710
Options Written	—	—	(684)	(684)
Swap Contracts	(1,017)	—	6,310	5,293
Forward Currency Contracts	—	2,027	—	2,027
Change in Unrealized Appreciation (Depreciation) on Derivatives	15,279	2,027	10,336	27,642
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	47,643
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(163,636)
Capital Loss Carryforwards	(3,574,159)
Qualified Late-Year Losses	—
Other Temporary Differences	(27,997)
Total	(3,718,149)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,307,188	1,870,426
Long-Term Capital Gains	—	—
Total	2,307,188	1,870,426
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and floating rate loan commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	54,560,923
Gross Unrealized Appreciation	448,840
Gross Unrealized Depreciation	(612,476)
Net Unrealized Appreciation (Depreciation)	(163,636)

Short-Term Investment-Grade Fund
G.	During the year ended January 31, 2025, the fund purchased $25,022,281,000 of investment securities and sold $25,966,714,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $16,318,658,000 and $14,645,629,000, respectively.
H.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	448,347	43,563	730,553	72,791
Issued in Lieu of Cash Distributions	241,323	23,478	190,872	18,998
Redeemed	(922,591)	(89,872)	(1,226,215)	(122,371)
Net Increase (Decrease)—Investor Shares	(232,921)	(22,831)	(304,790)	(30,582)
Admiral Shares
Issued	6,836,738	665,471	6,859,776	683,238
Issued in Lieu of Cash Distributions	1,278,094	124,345	1,050,829	104,606
Redeemed	(9,354,133)	(910,850)	(12,794,598)	(1,275,713)
Net Increase (Decrease)—Admiral Shares	(1,239,301)	(121,034)	(4,883,993)	(487,869)
Institutional Shares
Issued	3,881,835	378,530	2,516,904	250,688
Issued in Lieu of Cash Distributions	454,368	44,195	336,484	33,509
Redeemed	(2,079,351)	(202,256)	(4,693,098)	(465,582)
Net Increase (Decrease)—Institutional Shares	2,256,852	220,469	(1,839,710)	(181,385)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Intermediate-Term Investment-Grade Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (11.1%)
U.S. Government Securities (11.1%)
	United States Treasury Note/Bond	4.125%	11/30/29	160,000	158,600
	United States Treasury Note/Bond	3.875%	12/31/29	76,382	74,807
	United States Treasury Note/Bond	4.375%	12/31/29	195,000	195,366
	United States Treasury Note/Bond	3.500%	1/31/30	125,492	120,747
[1]	United States Treasury Note/Bond	3.500%	4/30/30	187,114	179,629
[1]	United States Treasury Note/Bond	3.750%	5/31/30	256,111	248,628
	United States Treasury Note/Bond	3.750%	6/30/30	256,058	248,376
[2]	United States Treasury Note/Bond	4.000%	7/31/30	90,490	88,836
[1,2,3]	United States Treasury Note/Bond	4.625%	9/30/30	195,353	197,642
	United States Treasury Note/Bond	3.750%	12/31/30	100,000	96,625
	United States Treasury Note/Bond	4.000%	1/31/31	185,802	181,825
	United States Treasury Note/Bond	4.125%	3/31/31	200,000	196,844
	United States Treasury Note/Bond	4.625%	4/30/31	160,000	161,725
	United States Treasury Note/Bond	1.625%	5/15/31	133,500	113,183
	United States Treasury Note/Bond	4.625%	5/31/31	100,000	101,062
	United States Treasury Note/Bond	4.250%	6/30/31	120,000	118,800
	United States Treasury Note/Bond	4.125%	7/31/31	181,837	178,683
	United States Treasury Note/Bond	3.750%	8/31/31	30,000	28,828
[1]	United States Treasury Note/Bond	3.625%	9/30/31	179,000	170,637
	United States Treasury Note/Bond	4.125%	11/30/31	60,000	58,875
	United States Treasury Note/Bond	4.375%	1/31/32	94,000	93,618
	United States Treasury Note/Bond	2.875%	5/15/32	83,000	74,869
	United States Treasury Note/Bond	2.750%	8/15/32	160,000	142,525
	United States Treasury Note/Bond	3.375%	5/15/33	167,000	154,005
	United States Treasury Note/Bond	3.875%	8/15/33	150,000	143,250
	United States Treasury Note/Bond	4.500%	11/15/33	92,000	91,856
[1]	United States Treasury Note/Bond	4.000%	2/15/34	132,000	126,802
	United States Treasury Note/Bond	4.375%	5/15/34	45,000	44,445
	United States Treasury Note/Bond	4.250%	11/15/34	69,000	67,394
Total U.S. Government and Agency Obligations (Cost $3,904,510)					3,858,482
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.334%	9/15/48	360	323
[4,5]	BANK Class A4 Series 2022-BNK40	3.393%	3/15/64	17,024	15,181
[4,5]	BANK Class A4 Series 2022-BNK41	3.790%	4/15/65	6,267	5,751
[4]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	4,940	4,157
[4]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	18,680	17,691
[4]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	38,790	40,288
[4]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/57	32,140	31,798
[4,5]	BANK Class AS Series 2024-BNK48	5.355%	10/15/57	14,680	14,476
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,499
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	2,285	2,033
[4]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	4,000	3,393
[4]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	3,760	3,176
[4]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	7,114	6,088
[4,5]	BBCMS Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/55	15,170	14,632
[4]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/55	4,250	4,068
[4,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	2,600	2,889
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	7,170	7,293
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	13,230	13,864
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	5,600	5,686
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/57	27,320	28,010
[4,6]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/63	25,240	26,203
[4,5]	BBCMS Mortgage Trust Class AS Series 2024-C30	5.831%	11/15/57	15,858	16,256
[4]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	18,110	15,711
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,164
[4]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/56	6,760	6,905
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	3,660	3,280
[4,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	20,280	19,254

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/56	21,840	23,207
[4,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/57	12,110	12,321
[4,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.729%	11/15/57	8,780	8,888
[4,5]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/57	37,280	38,348
[4]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	43,830	45,415
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	1,340	1,273
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	820	781
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	1,000	726
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	4.842%	8/15/51	1,350	1,212
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	925	909
[4,5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	389
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	1,000	902
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.572%	9/10/58	900	751
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.254%	9/15/50	1,000	859
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	495	480
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	5,250	4,593
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.357%	8/15/48	960	824
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,620	3,266
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.441%	9/10/47	4,615	3,597
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.654%	10/10/48	910	692
[4,5,6,7]	Houston Galleria Mall Trust Class A Series 2025-HGLR	5.462%	2/5/45	16,420	16,474
[4,7]	Jersey Mike's Funding LLC Class A2 Series 2024-1A	5.636%	2/15/55	7,530	7,496
[4,5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	246	231
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	145
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.981%	7/15/46	1,830	1,530
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	1,870	1,669
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,611
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,059	2,902
[4,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	16,150	17,048
[4,7]	Subway Funding LLC Class A2II Series 2024-1A	6.268%	7/30/54	9,995	10,181
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,500	2,046
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	24,930	25,148
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	156	154
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	924
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	1,380	1,282
[4,5,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	3,764	3,541
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	1,674	1,473
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	848
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $568,040)					555,205
Corporate Bonds (82.3%)
Communications (5.2%)
[7]	AMC Networks Inc.	10.250%	1/15/29	243	259
	AppLovin Corp.	5.375%	12/1/31	24,216	24,318
	AppLovin Corp.	5.500%	12/1/34	10,000	9,942
	AT&T Inc.	4.300%	2/15/30	68,644	66,646
	AT&T Inc.	2.750%	6/1/31	52,000	45,459
	AT&T Inc.	2.250%	2/1/32	95,281	78,912
	AT&T Inc.	2.550%	12/1/33	29,970	24,167
	AT&T Inc.	5.400%	2/15/34	53,344	53,627
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	2,000	1,945
[8]	Booking Holdings Inc.	3.250%	11/21/32	6,500	6,711
[8]	Booking Holdings Inc.	4.750%	11/15/34	6,100	6,988
	British Telecommunications plc	9.625%	12/15/30	6,194	7,512
[7]	Cable One Inc.	4.000%	11/15/30	503	411
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	7,580	7,020
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	225	200
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	2,100	1,869
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	14,025	11,893
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	34,341	27,198
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	2,000	1,788
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	44,971	46,281
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	7,295	6,581
	Comcast Corp.	2.650%	2/1/30	15,290	13,762
	Comcast Corp.	3.400%	4/1/30	65,765	61,153
	Comcast Corp.	4.250%	10/15/30	6,753	6,527
	Comcast Corp.	1.950%	1/15/31	32,500	27,352
	Comcast Corp.	1.500%	2/15/31	7,672	6,279
	Comcast Corp.	4.250%	1/15/33	17,500	16,323
	Comcast Corp.	5.300%	6/1/34	34,000	33,885

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CSC Holdings LLC	11.750%	1/31/29	1,140	1,135
[7]	CSC Holdings LLC	3.375%	2/15/31	2,265	1,646
	Deutsche Telekom International Finance BV	8.750%	6/15/30	73,671	85,648
	Deutsche Telekom International Finance BV	9.250%	6/1/32	5,000	6,171
	Discovery Communications LLC	3.625%	5/15/30	18,276	16,334
[7]	DISH Network Corp.	11.750%	11/15/27	1,790	1,890
	Electronic Arts Inc.	1.850%	2/15/31	34,437	28,738
	Fox Corp.	3.500%	4/8/30	14,000	13,018
	Fox Corp.	6.500%	10/13/33	10,391	10,968
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	1,180	1,168
[7]	Frontier Communications Holdings LLC	8.625%	3/15/31	311	332
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	360
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	2,000	1,708
	Interpublic Group of Cos. Inc.	5.375%	6/15/33	2,000	1,988
[7]	Level 3 Financing Inc.	3.875%	11/15/29	540	423
[7]	Level 3 Financing Inc.	10.500%	5/15/30	350	384
[7]	Level 3 Financing Inc.	10.000%	10/15/32	247	247
[7]	Match Group Holdings II LLC	4.625%	6/1/28	2,100	2,022
	Meta Platforms Inc.	3.850%	8/15/32	29,060	27,072
[7]	Midcontinent Communications	8.000%	8/15/32	3,885	3,986
[7]	News Corp.	3.875%	5/15/29	905	845
[7]	News Corp.	5.125%	2/15/32	4,840	4,618
[7]	Nexstar Media Inc.	4.750%	11/1/28	1,700	1,605
[7]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,198
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,929
	Omnicom Group Inc.	2.600%	8/1/31	29,000	24,963
	Orange SA	9.000%	3/1/31	21,803	26,022
	Orange SA	5.375%	1/13/42	2,500	2,373
	Paramount Global	4.950%	1/15/31	47,267	44,740
	Paramount Global	4.200%	5/19/32	32,322	28,814
	Paramount Global	6.875%	4/30/36	8,670	8,878
	Rogers Communications Inc.	3.800%	3/15/32	30,539	27,378
	Rogers Communications Inc.	5.300%	2/15/34	20,014	19,428
[7]	Scripps Escrow II Inc.	3.875%	1/15/29	1,895	1,384
[7]	Scripps Escrow Inc.	5.875%	7/15/27	2,088	1,749
	Sprint Capital Corp.	8.750%	3/15/32	86,177	103,012
[7]	Sunrise FinCo I BV	4.875%	7/15/31	1,620	1,503
	Telefonica Europe BV	8.250%	9/15/30	9,987	11,366
	T-Mobile USA Inc.	3.875%	4/15/30	134,735	127,409
	T-Mobile USA Inc.	2.550%	2/15/31	32,145	27,807
	T-Mobile USA Inc.	2.875%	2/15/31	31,920	28,182
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	22,130
	T-Mobile USA Inc.	2.700%	3/15/32	10,000	8,510
	T-Mobile USA Inc.	5.200%	1/15/33	15,000	14,873
	T-Mobile USA Inc.	5.050%	7/15/33	27,160	26,587
	T-Mobile USA Inc.	5.150%	4/15/34	19,830	19,490
	T-Mobile USA Inc.	4.700%	1/15/35	5,000	4,734
	Uber Technologies Inc.	4.800%	9/15/34	37,555	35,984
[7]	Univision Communications Inc.	8.500%	7/31/31	4,735	4,746
	Verizon Communications Inc.	3.150%	3/22/30	30,626	28,116
	Verizon Communications Inc.	1.500%	9/18/30	10,107	8,420
	Verizon Communications Inc.	1.680%	10/30/30	19,550	16,292
	Verizon Communications Inc.	1.750%	1/20/31	45,139	37,382
	Verizon Communications Inc.	2.550%	3/21/31	110,107	95,350
	Verizon Communications Inc.	2.355%	3/15/32	106,142	88,339
	Verizon Communications Inc.	4.500%	8/10/33	10,000	9,456
[7]	Virgin Media Finance plc	5.000%	7/15/30	1,125	980
[7]	VZ Secured Financing BV	5.000%	1/15/32	2,258	2,017
	Walt Disney Co.	2.650%	1/13/31	24,000	21,327
	Warnermedia Holdings Inc.	4.279%	3/15/32	80,745	71,340
					1,814,522
Consumer Discretionary (3.4%)
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	750	716
[7]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	2,470	2,503
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	485	468
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	785	726
	American Honda Finance Corp.	4.600%	4/17/30	49,420	48,556
	American Honda Finance Corp.	5.050%	7/10/31	21,990	21,895
	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,058

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	4.000%	4/15/30	14,868	14,159
	AutoZone Inc.	1.650%	1/15/31	24,357	20,117
	AutoZone Inc.	4.750%	8/1/32	15,000	14,535
	AutoZone Inc.	5.200%	8/1/33	4,000	3,956
	AutoZone Inc.	6.550%	11/1/33	2,000	2,156
	AutoZone Inc.	5.400%	7/15/34	42,500	42,387
	BorgWarner Inc.	5.400%	8/15/34	14,190	13,976
[7]	Champ Acquisition Corp.	8.375%	12/1/31	2,645	2,755
[7]	Churchill Downs Inc.	4.750%	1/15/28	2,100	2,045
[7]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	450	457
	Dana Inc.	4.250%	9/1/30	3,080	2,923
	Dana Inc.	4.500%	2/15/32	613	577
	DR Horton Inc.	5.000%	10/15/34	27,875	26,980
	eBay Inc.	2.700%	3/11/30	11,017	9,910
	eBay Inc.	2.600%	5/10/31	15,000	13,031
	eBay Inc.	6.300%	11/22/32	5,790	6,146
[7]	ERAC USA Finance LLC	4.900%	5/1/33	20,000	19,403
[7]	ERAC USA Finance LLC	5.200%	10/30/34	25,740	25,430
	Ferguson Enterprises Inc.	5.000%	10/3/34	7,000	6,722
	Ford Motor Co.	9.625%	4/22/30	140	162
	Ford Motor Co.	3.250%	2/12/32	52,757	44,130
	Ford Motor Co.	6.100%	8/19/32	33,000	32,890
	Ford Motor Credit Co. LLC	7.200%	6/10/30	21,000	22,140
	Ford Motor Credit Co. LLC	4.000%	11/13/30	28,000	25,349
	Ford Motor Credit Co. LLC	6.050%	3/5/31	20,000	20,001
	Ford Motor Credit Co. LLC	3.625%	6/17/31	20,000	17,413
	Ford Motor Credit Co. LLC	6.054%	11/5/31	15,055	14,974
	Ford Motor Credit Co. LLC	7.122%	11/7/33	14,405	15,071
	Ford Motor Credit Co. LLC	6.125%	3/8/34	5,000	4,901
[7]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	1,043	1,064
	General Motors Financial Co. Inc.	5.850%	4/6/30	49,310	50,430
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,762
	General Motors Financial Co. Inc.	2.350%	1/8/31	31,000	26,134
	General Motors Financial Co. Inc.	5.750%	2/8/31	38,210	38,716
	General Motors Financial Co. Inc.	2.700%	6/10/31	20,580	17,489
	General Motors Financial Co. Inc.	5.600%	6/18/31	27,000	27,084
	General Motors Financial Co. Inc.	3.100%	1/12/32	62,719	53,761
	General Motors Financial Co. Inc.	6.400%	1/9/33	25,075	26,006
	General Motors Financial Co. Inc.	6.100%	1/7/34	37,000	37,515
	General Motors Financial Co. Inc.	5.950%	4/4/34	30,000	30,078
	General Motors Financial Co. Inc.	5.450%	9/6/34	7,000	6,777
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	2,493	2,325
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	1,215	1,206
	Home Depot Inc.	1.375%	3/15/31	5,000	4,074
	Home Depot Inc.	4.850%	6/25/31	9,965	9,965
	Home Depot Inc.	1.875%	9/15/31	17,630	14,646
	Home Depot Inc.	3.250%	4/15/32	16,820	15,047
	Hyatt Hotels Corp.	5.500%	6/30/34	16,605	16,422
[7]	Lithia Motors Inc.	4.625%	12/15/27	1,017	989
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	451
	Lowe's Cos. Inc.	1.700%	10/15/30	30,190	25,324
	MGM Resorts International	6.500%	4/15/32	400	401
[7]	NCL Corp. Ltd.	8.125%	1/15/29	2,010	2,133
[7]	NCL Corp. Ltd.	7.750%	2/15/29	1,040	1,104
[7]	NCL Corp. Ltd.	6.750%	2/1/32	1,070	1,087
	Newell Brands Inc.	6.625%	9/15/29	1,463	1,500
	Newell Brands Inc.	6.625%	5/15/32	155	157
	Newell Brands Inc.	6.875%	4/1/36	305	312
	Newell Brands Inc.	7.000%	4/1/46	2,000	1,923
[7]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/30	495	512
	O'Reilly Automotive Inc.	1.750%	3/15/31	10,250	8,451
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,709
[7]	Saks Global Enterprises LLC	11.000%	12/15/29	715	686
[7]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	750	766
	Starbucks Corp.	2.250%	3/12/30	13,250	11,645
	Starbucks Corp.	2.550%	11/15/30	34,866	30,678
	Starbucks Corp.	4.900%	2/15/31	5,000	5,005
	Starbucks Corp.	4.800%	2/15/33	10,000	9,795
	Tapestry Inc.	5.100%	3/11/30	8,525	8,469
	Tapestry Inc.	3.050%	3/15/32	7,000	6,006

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tapestry Inc.	5.500%	3/11/35	14,455	14,203
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	23,283
	Toyota Motor Credit Corp.	5.550%	11/20/30	37,295	38,482
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,765	19,902
	Toyota Motor Credit Corp.	4.600%	10/10/31	30,375	29,658
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	12,647
	Toyota Motor Credit Corp.	4.800%	1/5/34	7,205	7,006
[7]	Vail Resorts Inc.	6.500%	5/15/32	2,030	2,061
[7]	Wynn Macau Ltd.	5.625%	8/26/28	255	246
[7]	Wynn Macau Ltd.	5.125%	12/15/29	600	559
					1,177,269
Consumer Staples (4.4%)
	Altria Group Inc.	3.400%	5/6/30	61,525	56,545
	Altria Group Inc.	2.450%	2/4/32	67,090	55,293
[8]	Anheuser-Busch InBev SA NV	2.750%	3/17/36	4,200	4,123
	BAT Capital Corp.	4.906%	4/2/30	16,723	16,561
	BAT Capital Corp.	6.343%	8/2/30	36,228	38,239
	BAT Capital Corp.	5.834%	2/20/31	34,010	34,943
	BAT Capital Corp.	2.726%	3/25/31	99,404	86,430
	BAT Capital Corp.	4.742%	3/16/32	31,850	30,688
	BAT Capital Corp.	7.750%	10/19/32	18,000	20,403
	BAT Capital Corp.	6.421%	8/2/33	42,915	45,275
	BAT Capital Corp.	6.000%	2/20/34	20,000	20,552
	BAT Capital Corp.	4.758%	9/6/49	5,000	4,064
	BAT Capital Corp.	7.081%	8/2/53	10,000	10,993
[8]	BAT International Finance plc	4.125%	4/12/32	5,500	5,829
[8]	BAT Netherlands Finance BV	5.375%	2/16/31	6,200	7,022
[8]	British American Tobacco plc	3.750%	Perpetual	8,200	8,239
	Campbell's Co.	2.375%	4/24/30	19,700	17,312
	Campbell's Co.	5.400%	3/21/34	14,270	14,204
[7]	Cencosud SA	5.950%	5/28/31	8,730	8,771
	Clorox Co.	1.800%	5/15/30	7,809	6,675
[10]	Coles Group Treasury Pty Ltd.	5.800%	7/15/31	10,000	6,383
	Constellation Brands Inc.	2.875%	5/1/30	14,970	13,381
	Constellation Brands Inc.	2.250%	8/1/31	24,709	20,576
	Constellation Brands Inc.	4.900%	5/1/33	7,115	6,832
	Diageo Capital plc	5.500%	1/24/33	11,755	11,972
	Dollar General Corp.	3.500%	4/3/30	29,752	27,325
	Dollar General Corp.	5.000%	11/1/32	10,000	9,620
[7]	Energizer Holdings Inc.	4.375%	3/31/29	3,800	3,551
	General Mills Inc.	5.250%	1/30/35	12,500	12,332
	Haleon US Capital LLC	3.625%	3/24/32	20,320	18,474
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.750%	12/1/31	5,000	4,475
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.625%	1/15/32	32,335	28,600
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.000%	5/15/32	47,440	39,982
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	37,820	37,899
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	32,003	34,049
[7]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/35	20,000	20,222
[7]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/55	9,070	9,142
[7]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	660	686
	Kenvue Inc.	4.900%	3/22/33	30,000	29,523
	Keurig Dr Pepper Inc.	3.200%	5/1/30	9,526	8,727
	Keurig Dr Pepper Inc.	5.200%	3/15/31	6,000	6,045
	Keurig Dr Pepper Inc.	4.050%	4/15/32	9,860	9,223
	Kraft Heinz Foods Co.	3.750%	4/1/30	17,419	16,465
	Kroger Co.	2.200%	5/1/30	16,478	14,366
	Kroger Co.	5.000%	9/15/34	68,965	66,935
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	1,464	1,432
[7]	Mars Inc.	4.750%	4/20/33	14,940	14,430
	Mondelez International Inc.	2.750%	4/13/30	29,469	26,469
	Mondelez International Inc.	1.500%	2/4/31	21,471	17,600
	Mondelez International Inc.	4.750%	8/28/34	25,000	23,951
[7]	Performance Food Group Inc.	4.250%	8/1/29	525	493
	Philip Morris International Inc.	5.125%	2/15/30	80,590	81,233
	Philip Morris International Inc.	2.100%	5/1/30	19,800	17,180
	Philip Morris International Inc.	5.500%	9/7/30	46,700	47,900
	Philip Morris International Inc.	1.750%	11/1/30	24,300	20,373
	Philip Morris International Inc.	5.125%	2/13/31	61,690	61,983
[8]	Philip Morris International Inc.	0.800%	8/1/31	5,300	4,711

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.750%	11/1/31	55,000	54,077
	Philip Morris International Inc.	5.750%	11/17/32	49,069	50,527
	Philip Morris International Inc.	5.375%	2/15/33	57,325	57,477
	Philip Morris International Inc.	5.625%	9/7/33	15,000	15,278
	Philip Morris International Inc.	5.250%	2/13/34	34,825	34,576
	Philip Morris International Inc.	4.900%	11/1/34	34,605	33,390
[8]	Philip Morris International Inc.	1.450%	8/1/39	4,800	3,544
	Pilgrim's Pride Corp.	3.500%	3/1/32	4,682	4,062
[7]	Post Holdings Inc.	6.250%	2/15/32	600	601
[7]	Post Holdings Inc.	6.375%	3/1/33	1,375	1,355
[7]	Post Holdings Inc.	6.250%	10/15/34	360	351
	Sysco Corp.	2.400%	2/15/30	13,391	11,878
	Tyson Foods Inc.	5.700%	3/15/34	15,000	15,102
					1,548,919
Energy (6.8%)
[7]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	675	691
[7]	APA Corp.	6.100%	2/15/35	15,000	14,935
[7]	APA Corp.	6.750%	2/15/55	17,480	17,344
[7]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/32	2,620	2,643
[7]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	2,615	2,687
[7]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	500	524
	Boardwalk Pipelines LP	3.400%	2/15/31	6,837	6,118
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,390
	BP Capital Markets America Inc.	3.633%	4/6/30	11,351	10,683
	BP Capital Markets America Inc.	1.749%	8/10/30	34,931	29,653
	BP Capital Markets America Inc.	2.721%	1/12/32	65,740	56,548
	BP Capital Markets America Inc.	4.812%	2/13/33	52,000	50,413
	BP Capital Markets America Inc.	4.893%	9/11/33	15,000	14,529
	Canadian Natural Resources Ltd.	7.200%	1/15/32	16,118	17,587
	Canadian Natural Resources Ltd.	6.450%	6/30/33	13,935	14,612
	Cenovus Energy Inc.	2.650%	1/15/32	38,257	31,864
	Cheniere Energy Partners LP	4.000%	3/1/31	34,083	31,616
	Cheniere Energy Partners LP	3.250%	1/31/32	108,052	93,691
	Cheniere Energy Partners LP	5.950%	6/30/33	6,375	6,516
[7]	Civitas Resources Inc.	8.625%	11/1/30	2,058	2,182
[7]	Civitas Resources Inc.	8.750%	7/1/31	423	446
[7]	CNX Resources Corp.	7.375%	1/15/31	828	849
[7]	CNX Resources Corp.	7.250%	3/1/32	1,005	1,025
[7]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	12,890	12,740
[7]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	6,000	6,158
	Coterra Energy Inc.	5.600%	3/15/34	16,200	16,136
	Coterra Energy Inc.	5.400%	2/15/35	22,850	22,235
	DCP Midstream Operating LP	3.250%	2/15/32	29,665	25,484
[7]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	1,338	1,395
	Diamondback Energy Inc.	3.125%	3/24/31	44,730	39,951
	Diamondback Energy Inc.	6.250%	3/15/33	68,000	70,893
	Diamondback Energy Inc.	5.400%	4/18/34	47,195	46,538
[7]	DT Midstream Inc.	4.125%	6/15/29	3,254	3,078
[7]	DT Midstream Inc.	4.375%	6/15/31	500	462
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	17,500	17,795
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	8,880	9,119
	Ecopetrol SA	6.875%	4/29/30	6,080	5,979
	Ecopetrol SA	4.625%	11/2/31	930	776
	Empresa Nacional del Petroleo	5.250%	11/6/29	31,480	31,019
	Enbridge Inc.	6.200%	11/15/30	56,760	59,562
	Enbridge Inc.	5.700%	3/8/33	27,000	27,353
	Enbridge Inc.	5.625%	4/5/34	45,000	45,104
	Energy Transfer LP	3.750%	5/15/30	10,487	9,797
	Energy Transfer LP	6.400%	12/1/30	17,195	18,151
	Energy Transfer LP	5.750%	2/15/33	54,210	54,875
	Energy Transfer LP	6.550%	12/1/33	53,840	57,185
	Energy Transfer LP	5.550%	5/15/34	20,000	19,839
[7]	Eni SpA	5.500%	5/15/34	25,000	24,780
[7]	EnLink Midstream LLC	6.500%	9/1/30	16,561	17,437
	EnLink Midstream LLC	5.650%	9/1/34	23,300	23,258
	Enterprise Products Operating LLC	5.350%	1/31/33	17,135	17,319
	Enterprise Products Operating LLC	6.875%	3/1/33	8,660	9,564
	Enterprise Products Operating LLC	4.850%	1/31/34	30,910	29,947
	EOG Resources Inc.	5.650%	12/1/54	13,110	12,738

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,113
	EQT Corp.	7.000%	2/1/30	5,000	5,338
[7]	EQT Corp.	3.625%	5/15/31	18,000	16,164
	Equinor ASA	3.950%	5/15/43	3,191	2,631
	Expand Energy Corp.	4.750%	2/1/32	37,825	35,296
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	21,050	17,444
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	1,220	1,220
	Halliburton Co.	2.920%	3/1/30	21,241	19,211
	Helmerich & Payne Inc.	2.900%	9/29/31	55,625	46,698
	Hess Corp.	7.300%	8/15/31	23,738	26,423
	Hess Corp.	7.125%	3/15/33	2,000	2,218
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	789
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,123
[7]	Kinetik Holdings LP	5.875%	6/15/30	170	169
	MPLX LP	4.950%	9/1/32	5,000	4,850
	Occidental Petroleum Corp.	8.875%	7/15/30	46,000	52,674
	Occidental Petroleum Corp.	6.625%	9/1/30	44,442	46,554
	Occidental Petroleum Corp.	6.125%	1/1/31	18,477	18,956
	Occidental Petroleum Corp.	7.500%	5/1/31	22,195	24,317
	ONEOK Inc.	3.100%	3/15/30	6,129	5,563
	ONEOK Inc.	3.250%	6/1/30	3,607	3,281
	ONEOK Inc.	5.800%	11/1/30	8,915	9,185
	ONEOK Inc.	6.350%	1/15/31	8,757	9,200
	ONEOK Inc.	6.100%	11/15/32	28,679	29,724
	ONEOK Inc.	6.050%	9/1/33	11,330	11,650
[7]	ORLEN SA	6.000%	1/30/35	27,000	26,993
	Ovintiv Inc.	8.125%	9/15/30	3,000	3,357
	Ovintiv Inc.	7.200%	11/1/31	4,750	5,119
	Ovintiv Inc.	7.375%	11/1/31	15,232	16,579
	Ovintiv Inc.	6.250%	7/15/33	2,000	2,049
	Petroleos del Peru SA	4.750%	6/19/32	3,920	2,972
	Petroleos del Peru SA	5.625%	6/19/47	6,505	4,114
	Petroleos Mexicanos	4.500%	1/23/26	6,480	6,302
	Petroleos Mexicanos	6.875%	8/4/26	1,705	1,676
	Petroleos Mexicanos	6.500%	3/13/27	14,840	14,320
	Petronas Capital Ltd.	3.500%	4/21/30	23,232	21,570
	Phillips 66	2.150%	12/15/30	8,800	7,512
	Phillips 66 Co.	5.250%	6/15/31	28,460	28,595
	Phillips 66 Co.	5.300%	6/30/33	5,000	4,963
	Pioneer Natural Resources Co.	1.900%	8/15/30	29,250	25,014
	Pioneer Natural Resources Co.	2.150%	1/15/31	34,625	29,588
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	10,921	10,935
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	104,155	101,088
	Saudi Arabian Oil Co.	2.250%	11/24/30	6,000	5,151
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	854	881
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	295	303
	Suncor Energy Inc.	7.150%	2/1/32	27,141	29,392
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	2,150	2,076
	Targa Resources Corp.	4.200%	2/1/33	21,973	20,022
	Targa Resources Corp.	6.125%	3/15/33	24,500	25,315
	Targa Resources Corp.	6.500%	3/30/34	49,825	52,797
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	40,937	39,756
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	58,238	53,045
	TotalEnergies Capital SA	4.724%	9/10/34	15,000	14,441
	TransCanada PipeLines Ltd.	4.100%	4/15/30	110,221	105,033
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	24,065	21,980
[7]	Transocean Inc.	8.250%	5/15/29	331	332
[7]	Transocean Inc.	8.750%	2/15/30	993	1,035
[7]	Transocean Inc.	8.500%	5/15/31	1,490	1,501
[7]	Valaris Ltd.	8.375%	4/30/30	910	934
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,900
[7]	Venture Global LNG Inc.	9.500%	2/1/29	2,638	2,940
[7]	Venture Global LNG Inc.	8.375%	6/1/31	517	544
[7]	Venture Global LNG Inc.	9.875%	2/1/32	1,395	1,536
[7]	Viper Energy Inc.	7.375%	11/1/31	763	799
[7]	Vital Energy Inc.	7.875%	4/15/32	2,050	2,022
	Western Midstream Operating LP	4.050%	2/1/30	10,000	9,429
	Williams Cos. Inc.	7.500%	1/15/31	5,660	6,267
	Williams Cos. Inc.	2.600%	3/15/31	60,025	51,806
	Williams Cos. Inc.	8.750%	3/15/32	3,000	3,557

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	4.650%	8/15/32	29,500	28,141
	Williams Cos. Inc.	5.600%	3/15/35	20,000	20,094
	Williams Cos. Inc.	6.000%	3/15/55	6,660	6,652
					2,363,431
Financials (32.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	35,000	36,589
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.375%	12/15/31	38,210	38,102
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	71,465	62,585
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	22,645	19,368
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	20,000	19,135
	Affiliated Managers Group Inc.	3.300%	6/15/30	10,223	9,353
	Aflac Inc.	3.600%	4/1/30	5,000	4,709
	Air Lease Corp.	3.000%	2/1/30	24,670	22,319
	Air Lease Corp.	3.125%	12/1/30	10,298	9,196
	Air Lease Corp.	5.200%	7/15/31	10,000	9,924
	Air Lease Corp.	2.875%	1/15/32	1,773	1,517
	Alleghany Corp.	3.625%	5/15/30	9,928	9,355
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	620	634
[8]	Allianz SE	4.597%	9/7/38	3,400	3,667
	Allstate Corp.	1.450%	12/15/30	11,903	9,739
	Allstate Corp.	5.250%	3/30/33	83,472	83,086
	Allstate Corp.	5.350%	6/1/33	26,044	26,019
	Ally Financial Inc.	8.000%	11/1/31	25,000	28,030
	American Express Co.	6.489%	10/30/31	7,000	7,495
	American Express Co.	4.989%	5/26/33	5,000	4,885
	American Express Co.	5.915%	4/25/35	28,508	29,191
	American Express Co.	5.284%	7/26/35	161,025	159,256
	American Express Co.	5.442%	1/30/36	65,030	65,099
	American International Group Inc.	3.400%	6/30/30	6,138	5,668
	American International Group Inc.	5.125%	3/27/33	15,000	14,854
[7]	AmWINS Group Inc.	6.375%	2/15/29	910	921
[7]	AmWINS Group Inc.	4.875%	6/30/29	1,655	1,576
	Aon Corp.	2.800%	5/15/30	7,426	6,655
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	6,500	5,406
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	5,966
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	11,670	11,495
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	28,523	28,509
	Aon North America Inc.	5.300%	3/1/31	25,000	25,188
	Aon North America Inc.	5.450%	3/1/34	20,000	20,076
[7]	Apollo Debt Solutions BDC	6.700%	7/29/31	30,000	30,994
[7]	Apollo Debt Solutions BDC	6.550%	3/15/32	25,000	25,431
	Apollo Global Management Inc.	6.000%	12/15/54	28,474	27,863
	Ares Capital Corp.	3.200%	11/15/31	9,401	8,104
	Ares Capital Corp.	5.800%	3/8/32	60,000	59,562
[7]	Ares Strategic Income Fund	5.600%	2/15/30	26,690	26,361
[7]	Ares Strategic Income Fund	6.200%	3/21/32	25,000	25,011
	Arthur J Gallagher & Co.	5.000%	2/15/32	23,507	23,097
	Arthur J Gallagher & Co.	5.500%	3/2/33	8,700	8,746
	Arthur J Gallagher & Co.	6.500%	2/15/34	12,000	12,853
	Athene Holding Ltd.	3.500%	1/15/31	8,561	7,796
	Athene Holding Ltd.	6.650%	2/1/33	10,000	10,557
	Athene Holding Ltd.	5.875%	1/15/34	20,156	20,382
	Athene Holding Ltd.	6.250%	4/1/54	2,000	2,004
	Athene Holding Ltd.	6.625%	10/15/54	55,651	55,534
[7]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	15,320	16,328
[5,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.290%	1/16/34	5,000	3,171
[5,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.776%	5/16/33	15,113	9,705
	AXA SA	8.600%	12/15/30	6,468	7,555
	Banco Santander SA	2.749%	12/3/30	23,406	20,055
	Banco Santander SA	5.439%	7/15/31	50,000	50,451
	Banco Santander SA	3.225%	11/22/32	5,000	4,312
	Banco Santander SA	6.921%	8/8/33	39,040	41,451
	Banco Santander SA	6.938%	11/7/33	42,700	46,877
	Bank of America Corp.	2.592%	4/29/31	57,201	50,688
	Bank of America Corp.	1.898%	7/23/31	43,792	37,149
	Bank of America Corp.	1.922%	10/24/31	39,386	33,072
	Bank of America Corp.	2.651%	3/11/32	33,320	28,885
	Bank of America Corp.	2.687%	4/22/32	83,107	71,977
	Bank of America Corp.	2.299%	7/21/32	88,325	74,289

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	2.572%	10/20/32	81,450	69,207
	Bank of America Corp.	2.972%	2/4/33	84,445	72,955
	Bank of America Corp.	4.571%	4/27/33	96,660	92,392
	Bank of America Corp.	5.288%	4/25/34	66,578	66,279
	Bank of America Corp.	5.872%	9/15/34	55,750	57,453
	Bank of America Corp.	5.468%	1/23/35	10,000	10,034
	Bank of America Corp.	5.425%	8/15/35	23,000	22,414
	Bank of America Corp.	5.518%	10/25/35	75,430	73,863
	Bank of America Corp.	2.482%	9/21/36	20,000	16,469
	Bank of America Corp.	3.846%	3/8/37	20,000	17,787
	Bank of Montreal	5.511%	6/4/31	12,500	12,711
	Bank of Montreal	3.088%	1/10/37	12,000	10,017
	Bank of New York Mellon Corp.	5.060%	7/22/32	56,761	56,646
	Bank of New York Mellon Corp.	4.289%	6/13/33	20,449	19,285
	Bank of New York Mellon Corp.	5.834%	10/25/33	47,578	49,468
	Bank of New York Mellon Corp.	4.706%	2/1/34	36,050	34,810
	Bank of New York Mellon Corp.	4.967%	4/26/34	70,537	69,045
	Bank of New York Mellon Corp.	6.474%	10/25/34	65,432	70,589
	Bank of New York Mellon Corp.	5.188%	3/14/35	52,306	51,736
	Bank of New York Mellon Corp.	5.606%	7/21/39	29,640	29,686
	Bank of Nova Scotia	4.588%	5/4/37	17,000	15,595
[8]	Banque Federative du Credit Mutuel SA	4.750%	11/10/31	2,400	2,671
	Barclays plc	2.894%	11/24/32	15,000	12,745
	Barclays plc	5.746%	8/9/33	16,100	16,176
	Barclays plc	7.437%	11/2/33	58,830	65,114
	Barclays plc	6.224%	5/9/34	23,845	24,591
	Barclays plc	7.119%	6/27/34	10,000	10,729
	Barclays plc	5.335%	9/10/35	38,000	36,866
	Barclays plc	3.564%	9/23/35	15,000	13,379
[8]	Barclays plc	4.973%	5/31/36	3,400	3,701
	BlackRock Funding Inc.	5.350%	1/8/55	16,670	16,045
	Blackrock Inc.	4.750%	5/25/33	575	564
[7]	Block Inc.	6.500%	5/15/32	1,775	1,815
[7]	Blue Owl Credit Income Corp.	5.800%	3/15/30	13,000	12,837
	Blue Owl Finance LLC	6.250%	4/18/34	19,900	20,449
[8]	BNP Paribas SA	0.875%	7/11/30	23,500	21,963
[8]	BNP Paribas SA	4.750%	11/13/32	2,300	2,559
[7]	BNP Paribas SA	5.786%	1/13/33	24,000	24,256
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	443	464
[8]	BPCE SA	4.500%	1/13/33	12,600	13,850
[7]	BPCE SA	6.915%	1/14/46	10,000	10,372
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,591
	Brookfield Finance Inc.	6.300%	1/15/55	56,458	54,222
	Brown & Brown Inc.	2.375%	3/15/31	11,294	9,517
	Brown & Brown Inc.	4.200%	3/17/32	20,000	18,473
	Brown & Brown Inc.	5.650%	6/11/34	21,065	21,024
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	15,000	15,697
	Capital One Financial Corp.	7.624%	10/30/31	23,260	25,737
	Capital One Financial Corp.	2.359%	7/29/32	28,000	22,873
	Capital One Financial Corp.	2.618%	11/2/32	24,315	20,363
	Capital One Financial Corp.	5.268%	5/10/33	10,000	9,789
	Capital One Financial Corp.	5.817%	2/1/34	51,000	51,409
	Capital One Financial Corp.	6.377%	6/8/34	73,251	76,459
	Capital One Financial Corp.	5.884%	7/26/35	18,364	18,534
	Capital One Financial Corp.	6.183%	1/30/36	76,470	76,684
	Cboe Global Markets Inc.	3.000%	3/16/32	10,909	9,477
	Charles Schwab Corp.	1.650%	3/11/31	10,000	8,242
	Charles Schwab Corp.	2.900%	3/3/32	20,500	17,714
	Charles Schwab Corp.	5.853%	5/19/34	54,628	56,303
	Charles Schwab Corp.	6.136%	8/24/34	67,840	71,365
	Chubb INA Holdings LLC	5.000%	3/15/34	33,450	32,954
	Citibank NA	5.570%	4/30/34	107,338	109,182
	Citigroup Inc.	2.666%	1/29/31	32,659	29,051
	Citigroup Inc.	4.412%	3/31/31	27,426	26,460
	Citigroup Inc.	2.572%	6/3/31	51,648	45,302
	Citigroup Inc.	2.561%	5/1/32	37,000	31,587
	Citigroup Inc.	6.625%	6/15/32	10,383	11,111
	Citigroup Inc.	3.057%	1/25/33	47,394	40,993
	Citigroup Inc.	3.785%	3/17/33	86,244	77,881
	Citigroup Inc.	4.910%	5/24/33	21,013	20,347

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.270%	11/17/33	48,000	50,408
	Citigroup Inc.	6.174%	5/25/34	63,610	64,896
	Citigroup Inc.	5.827%	2/13/35	33,820	33,589
	Citigroup Inc.	6.020%	1/24/36	50,000	50,083
	Citizens Financial Group Inc.	5.718%	7/23/32	12,000	12,110
	Citizens Financial Group Inc.	6.645%	4/25/35	9,000	9,536
[9]	Close Brothers Finance plc	1.625%	12/3/30	7,900	7,744
	CNA Financial Corp.	2.050%	8/15/30	12,000	10,288
	CNO Financial Group Inc.	6.450%	6/15/34	30,000	30,973
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.241%	4/14/32	5,000	3,165
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.340%	10/25/33	8,200	5,223
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	7.113%	11/9/32	5,000	3,237
[7]	Cooperatieve Rabobank UA	5.710%	1/21/33	15,000	15,245
	Corebridge Financial Inc.	3.900%	4/5/32	72,210	65,809
	Corebridge Financial Inc.	6.050%	9/15/33	39,000	40,276
	Corebridge Financial Inc.	5.750%	1/15/34	25,000	25,438
[8]	Credit Mutuel Arkea SA	3.375%	3/11/31	500	510
	Credit Suisse USA LLC	7.125%	7/15/32	27,000	30,065
	Deutsche Bank AG	5.882%	7/8/31	7,000	6,998
	Deutsche Bank AG	3.547%	9/18/31	20,000	18,088
	Deutsche Bank AG	3.729%	1/14/32	18,200	16,014
	Deutsche Bank AG	3.742%	1/7/33	21,200	18,205
	Deutsche Bank AG	7.079%	2/10/34	24,000	24,989
	Deutsche Bank AG	5.403%	9/11/35	20,000	19,187
	Discover Bank	2.700%	2/6/30	22,000	19,547
	Equifax Inc.	3.100%	5/15/30	27,000	24,532
	Equifax Inc.	2.350%	9/15/31	10,000	8,399
	Equitable Holdings Inc.	5.594%	1/11/33	23,981	24,239
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	7,650	6,836
	Fifth Third Bancorp	5.631%	1/29/32	25,000	25,347
	Fifth Third Bancorp	4.337%	4/25/33	5,000	4,665
	Fiserv Inc.	4.750%	3/15/30	50,000	49,418
	Fiserv Inc.	2.650%	6/1/30	36,950	32,777
	Fiserv Inc.	5.350%	3/15/31	20,000	20,268
	Fiserv Inc.	5.625%	8/21/33	22,000	22,376
	Franklin Resources Inc.	1.600%	10/30/30	10,000	8,338
	GATX Corp.	4.000%	6/30/30	4,093	3,880
	GATX Corp.	1.900%	6/1/31	25,000	20,516
	GATX Corp.	3.500%	6/1/32	15,985	14,202
	GATX Corp.	6.050%	3/15/34	7,000	7,288
[7]	GGAM Finance Ltd.	8.000%	6/15/28	520	549
[7]	Global Atlantic Fin Co.	3.125%	6/15/31	20,000	17,279
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	43,662	48,684
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	10,000	10,094
	Global Payments Inc.	2.900%	5/15/30	20,675	18,443
	Global Payments Inc.	2.900%	11/15/31	35,000	30,095
	Goldman Sachs Group Inc.	2.615%	4/22/32	60,000	51,526
	Goldman Sachs Group Inc.	2.383%	7/21/32	69,261	58,285
	Goldman Sachs Group Inc.	2.650%	10/21/32	52,450	44,595
	Goldman Sachs Group Inc.	3.102%	2/24/33	39,600	34,409
	Goldman Sachs Group Inc.	6.561%	10/24/34	20,000	21,580
	Goldman Sachs Group Inc.	5.851%	4/25/35	40,000	40,914
	Goldman Sachs Group Inc.	5.330%	7/23/35	48,500	47,722
	Goldman Sachs Group Inc.	5.016%	10/23/35	80,000	76,909
	Goldman Sachs Group Inc.	5.536%	1/28/36	65,000	64,964
	Goldman Sachs Group Inc.	5.561%	11/19/45	29,500	28,749
	Goldman Sachs Group Inc.	5.734%	1/28/56	25,000	24,934
[8]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	2,300	2,487
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,320
[7]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	415	424
[7]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	595	611
[7]	HPS Corporate Lending Fund	5.950%	4/14/32	16,640	16,495
	HSBC Holdings plc	2.848%	6/4/31	23,000	20,320
	HSBC Holdings plc	2.357%	8/18/31	23,560	20,178
	HSBC Holdings plc	5.733%	5/17/32	46,890	47,586
	HSBC Holdings plc	2.804%	5/24/32	87,936	75,405
	HSBC Holdings plc	2.871%	11/22/32	42,000	35,755
	HSBC Holdings plc	4.762%	3/29/33	8,000	7,554
	HSBC Holdings plc	5.402%	8/11/33	10,000	9,940
	HSBC Holdings plc	8.113%	11/3/33	30,000	34,007

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.547%	6/20/34	20,000	20,750
	HSBC Holdings plc	7.399%	11/13/34	46,200	50,602
[8]	HSBC Holdings plc	4.599%	3/22/35	10,200	10,999
	HSBC Holdings plc	5.874%	11/18/35	58,289	57,280
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	8,833
	Huntington Bancshares Inc.	5.023%	5/17/33	30,000	28,873
	Huntington Bancshares Inc.	5.709%	2/2/35	116,704	116,698
	Huntington Bancshares Inc.	2.487%	8/15/36	8,750	7,135
	Huntington Bancshares Inc.	6.141%	11/18/39	21,940	22,015
	ING Groep NV	4.252%	3/28/33	18,000	16,755
	ING Groep NV	6.114%	9/11/34	10,000	10,365
	Intercontinental Exchange Inc.	2.100%	6/15/30	9,270	8,055
	Intercontinental Exchange Inc.	5.250%	6/15/31	21,130	21,432
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,400	18,617
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	16,833
	Jefferies Financial Group Inc.	2.625%	10/15/31	7,243	6,132
	Jefferies Financial Group Inc.	2.750%	10/15/32	25,100	20,632
	Jefferies Financial Group Inc.	6.200%	4/14/34	25,000	25,758
	JPMorgan Chase & Co.	8.750%	9/1/30	5,500	6,474
	JPMorgan Chase & Co.	2.522%	4/22/31	32,000	28,279
	JPMorgan Chase & Co.	2.956%	5/13/31	45,985	41,352
	JPMorgan Chase & Co.	1.953%	2/4/32	57,070	47,799
	JPMorgan Chase & Co.	2.580%	4/22/32	35,000	30,288
	JPMorgan Chase & Co.	2.545%	11/8/32	55,000	46,707
	JPMorgan Chase & Co.	2.963%	1/25/33	86,430	75,078
	JPMorgan Chase & Co.	4.586%	4/26/33	58,130	55,890
	JPMorgan Chase & Co.	4.912%	7/25/33	78,750	77,245
	JPMorgan Chase & Co.	5.717%	9/14/33	5,000	5,090
	JPMorgan Chase & Co.	5.350%	6/1/34	70,000	70,203
	JPMorgan Chase & Co.	6.254%	10/23/34	50,000	52,992
	JPMorgan Chase & Co.	5.336%	1/23/35	66,400	66,254
	JPMorgan Chase & Co.	5.766%	4/22/35	65,000	66,692
	JPMorgan Chase & Co.	5.294%	7/22/35	112,868	111,821
	JPMorgan Chase & Co.	4.946%	10/22/35	66,250	63,981
	JPMorgan Chase & Co.	5.502%	1/24/36	13,010	13,106
	JPMorgan Chase & Co.	5.534%	11/29/45	26,684	26,221
	Kemper Corp.	3.800%	2/23/32	5,000	4,404
	KeyBank NA	4.900%	8/8/32	10,000	9,491
	KeyBank NA	5.000%	1/26/33	15,600	15,074
	KeyCorp.	4.789%	6/1/33	12,900	12,252
	KeyCorp.	6.401%	3/6/35	14,750	15,444
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	874	831
	Lloyds Banking Group plc	4.976%	8/11/33	10,000	9,656
	Lloyds Banking Group plc	7.953%	11/15/33	8,785	9,890
	LPL Holdings Inc.	6.000%	5/20/34	19,275	19,710
	M&T Bank Corp.	6.082%	3/13/32	116,039	119,580
	M&T Bank Corp.	5.053%	1/27/34	28,400	27,275
[10]	Macquarie Bank Ltd.	5.603%	2/20/35	6,000	3,739
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	6.270%	2/20/35	3,000	1,884
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.386%	3/1/34	3,500	2,207
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,675	16,146
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	70,000	68,953
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	18,000	18,601
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	74,410	72,585
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	28,570	27,053
	Mastercard Inc.	4.350%	1/15/32	34,000	32,935
	MetLife Inc.	6.500%	12/15/32	4,856	5,289
	MetLife Inc.	5.375%	7/15/33	17,690	17,885
	MetLife Inc.	5.300%	12/15/34	59,500	59,182
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,920	46,177
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,562	9,779
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,000	8,580
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	2,000	1,881
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	16,200	16,024
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	5,000	5,049
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	39,000	38,982
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	49,000	49,341
	Mizuho Financial Group Inc.	2.591%	5/25/31	17,000	14,946
	Mizuho Financial Group Inc.	5.739%	5/27/31	17,000	17,438
	Mizuho Financial Group Inc.	2.201%	7/10/31	20,000	17,159

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	2.564%	9/13/31	10,000	8,419
	Moody's Corp.	5.000%	8/5/34	10,000	9,798
	Morgan Stanley	3.622%	4/1/31	30,000	28,007
	Morgan Stanley	1.794%	2/13/32	52,894	43,550
	Morgan Stanley	1.928%	4/28/32	40,000	32,991
	Morgan Stanley	2.239%	7/21/32	59,078	49,330
	Morgan Stanley	2.511%	10/20/32	47,000	39,703
	Morgan Stanley	2.943%	1/21/33	30,000	25,844
	Morgan Stanley	4.889%	7/20/33	68,354	66,399
	Morgan Stanley	6.342%	10/18/33	60,993	64,678
	Morgan Stanley	5.250%	4/21/34	50,805	50,172
	Morgan Stanley	5.424%	7/21/34	60,653	60,710
	Morgan Stanley	6.627%	11/1/34	33,210	35,835
	Morgan Stanley	5.466%	1/18/35	78,020	77,792
	Morgan Stanley	5.831%	4/19/35	118,600	121,514
	Morgan Stanley	5.320%	7/19/35	91,520	90,351
[9]	Morgan Stanley	5.213%	10/24/35	3,700	4,487
	Morgan Stanley	5.587%	1/18/36	97,990	98,652
	Morgan Stanley	2.484%	9/16/36	30,000	24,692
	Morgan Stanley	5.297%	4/20/37	20,712	20,220
	Morgan Stanley	5.948%	1/19/38	52,800	53,293
	Morgan Stanley	5.942%	2/7/39	11,930	12,006
	Morgan Stanley	5.516%	11/19/55	35,000	33,941
	Nasdaq Inc.	1.650%	1/15/31	13,656	11,301
	Nasdaq Inc.	5.550%	2/15/34	31,350	31,697
[7]	National Australia Bank Ltd.	5.902%	1/14/36	24,000	24,091
	NatWest Group plc	6.016%	3/2/34	15,000	15,398
	NatWest Group plc	5.778%	3/1/35	20,080	20,302
	NatWest Group plc	3.032%	11/28/35	15,000	13,014
[8]	NIBC Bank NV	4.500%	6/12/35	5,100	5,355
	Nomura Holdings Inc.	2.679%	7/16/30	29,829	26,138
	Nomura Holdings Inc.	2.608%	7/14/31	16,000	13,555
	Nomura Holdings Inc.	2.999%	1/22/32	2,000	1,709
	Nomura Holdings Inc.	6.181%	1/18/33	2,000	2,081
	Nomura Holdings Inc.	5.783%	7/3/34	30,000	30,400
[7]	Nuveen LLC	5.850%	4/15/34	5,000	5,045
[8]	Nykredit Realkredit A/S	3.500%	7/10/31	13,100	13,618
	ORIX Corp.	2.250%	3/9/31	5,217	4,414
[7]	Panther Escrow Issuer LLC	7.125%	6/1/31	950	973
	PayPal Holdings Inc.	5.150%	6/1/34	35,000	34,668
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	14,686	15,375
	PNC Financial Services Group Inc.	2.307%	4/23/32	10,000	8,471
	PNC Financial Services Group Inc.	6.037%	10/28/33	68,750	71,413
	PNC Financial Services Group Inc.	5.068%	1/24/34	35,344	34,587
	PNC Financial Services Group Inc.	5.939%	8/18/34	35,360	36,495
	PNC Financial Services Group Inc.	6.875%	10/20/34	116,126	127,145
	PNC Financial Services Group Inc.	5.676%	1/22/35	49,080	49,864
	PNC Financial Services Group Inc.	5.401%	7/23/35	27,355	27,175
	PNC Financial Services Group Inc.	5.575%	1/29/36	46,380	46,614
	Principal Financial Group Inc.	2.125%	6/15/30	5,000	4,320
	Principal Financial Group Inc.	5.375%	3/15/33	5,000	5,010
	Principal Financial Group Inc.	5.500%	3/15/53	7,838	7,450
	Progressive Corp.	3.200%	3/26/30	9,172	8,487
	Progressive Corp.	4.950%	6/15/33	4,500	4,424
	Prudential Financial Inc.	3.700%	10/1/50	6,495	5,778
	Prudential Financial Inc.	5.125%	3/1/52	12,000	11,299
	Prudential Financial Inc.	6.000%	9/1/52	9,328	9,283
	Prudential Financial Inc.	6.750%	3/1/53	20,000	20,718
	Prudential Financial Inc.	6.500%	3/15/54	10,670	10,857
	Regions Financial Corp.	5.502%	9/6/35	128,745	126,417
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,651
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	10,290	10,333
[9]	Rothesay Life plc	7.734%	5/16/33	800	1,065
[7]	Ryan Specialty LLC	5.875%	8/1/32	930	922
	S&P Global Inc.	2.900%	3/1/32	20,438	17,831
	Sixth Street Lending Partners	5.750%	1/15/30	20,000	19,791
[7]	Sixth Street Lending Partners	6.125%	7/15/30	29,860	30,031
	SLM Corp.	6.500%	1/31/30	355	359
[8]	Sogecap SA	6.500%	5/16/44	5,300	6,243
	State Street Corp.	4.675%	10/22/32	37,000	36,012

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	4.421%	5/13/33	11,000	10,458
	State Street Corp.	6.123%	11/21/34	40,076	41,750
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,774
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,868	25,645
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	15,000	15,512
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,400	9,404
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	29,700	30,033
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	25,000	25,188
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	25,450	26,153
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	20,000	20,212
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/35	15,000	15,186
	Toronto-Dominion Bank	5.298%	1/30/32	80,000	80,075
	Toronto-Dominion Bank	3.200%	3/10/32	10,000	8,778
	Truist Bank	2.250%	3/11/30	20,140	17,467
	Truist Financial Corp.	4.916%	7/28/33	35,216	33,315
[7]	UBS Group AG	4.194%	4/1/31	10,000	9,544
[7]	UBS Group AG	3.091%	5/14/32	63,295	55,596
[7]	UBS Group AG	6.537%	8/12/33	42,000	44,662
[7]	UBS Group AG	5.379%	9/6/45	70,000	66,957
[8]	US Bancorp	4.009%	5/21/32	22,100	23,633
	US Bancorp	4.967%	7/22/33	24,911	23,879
	US Bancorp	5.850%	10/21/33	91,770	94,333
	US Bancorp	4.839%	2/1/34	62,295	59,746
	US Bancorp	5.836%	6/12/34	58,590	59,890
	US Bancorp	5.678%	1/23/35	30,000	30,354
[7]	USI Inc.	7.500%	1/15/32	350	366
[7]	UWM Holdings LLC	6.625%	2/1/30	475	476
	Verisk Analytics Inc.	5.750%	4/1/33	10,000	10,308
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	2
	Wells Fargo & Co.	3.350%	3/2/33	92,510	81,579
	Wells Fargo & Co.	4.897%	7/25/33	74,950	72,746
	Wells Fargo & Co.	5.389%	4/24/34	62,000	61,566
	Wells Fargo & Co.	5.557%	7/25/34	85,415	85,685
	Wells Fargo & Co.	6.491%	10/23/34	66,575	71,017
	Wells Fargo & Co.	5.499%	1/23/35	20,000	20,010
	Wells Fargo & Co.	5.211%	12/3/35	30,000	29,392
	Westpac Banking Corp.	5.405%	8/10/33	17,028	16,762
	Westpac Banking Corp.	6.820%	11/17/33	25,000	26,997
	Westpac Banking Corp.	2.668%	11/15/35	25,000	21,376
	Westpac Banking Corp.	5.618%	11/20/35	35,000	34,492
	Willis North America Inc.	5.350%	5/15/33	17,000	16,890
					11,207,703
Health Care (8.2%)
	AbbVie Inc.	4.950%	3/15/31	71,345	71,563
	AbbVie Inc.	5.050%	3/15/34	33,750	33,497
	Adventist Health System	5.757%	12/1/34	15,000	15,113
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	21,383
	Agilent Technologies Inc.	4.750%	9/9/34	49,090	46,807
	Amgen Inc.	2.450%	2/21/30	29,420	26,153
	Amgen Inc.	5.250%	3/2/30	3,665	3,710
	Amgen Inc.	2.300%	2/25/31	51,020	43,710
	Amgen Inc.	3.350%	2/22/32	19,065	17,042
	Amgen Inc.	5.250%	3/2/33	42,000	41,894
	Astrazeneca Finance LLC	4.900%	2/26/31	15,000	15,008
	Astrazeneca Finance LLC	5.000%	2/26/34	12,610	12,468
[7]	Bausch & Lomb Corp.	8.375%	10/1/28	1,449	1,518
	Baxter International Inc.	3.950%	4/1/30	24,000	22,820
	Baxter International Inc.	1.730%	4/1/31	35,000	28,689
	Baxter International Inc.	2.539%	2/1/32	51,817	43,607
[8]	Bayer AG	0.625%	7/12/31	5,100	4,382
[8]	Bayer AG	1.375%	7/6/32	2,300	2,024
[8]	Bayer AG	4.625%	5/26/33	8,000	8,757
[8]	Bayer AG	1.000%	1/12/36	2,300	1,757
	Becton Dickinson & Co.	2.823%	5/20/30	21,220	19,063
[8]	Becton Dickinson & Co.	3.519%	2/8/31	10,800	11,371
	Becton Dickinson & Co.	1.957%	2/11/31	22,587	18,947
[8]	Becton Dickinson & Co.	3.828%	6/7/32	6,000	6,394

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson & Co.	4.298%	8/22/32	27,000	25,493
	Becton Dickinson & Co.	5.110%	2/8/34	31,370	30,987
	Boston Scientific Corp.	2.650%	6/1/30	91,567	81,941
	Bristol-Myers Squibb Co.	5.100%	2/22/31	35,800	36,150
	Bristol-Myers Squibb Co.	2.950%	3/15/32	23,345	20,385
	Bristol-Myers Squibb Co.	5.200%	2/22/34	22,145	22,147
	Cardinal Health Inc.	5.350%	11/15/34	40,000	39,526
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,687
	Cencora Inc.	2.800%	5/15/30	6,000	5,392
	Cencora Inc.	2.700%	3/15/31	71,871	62,762
	Cencora Inc.	5.125%	2/15/34	20,000	19,618
	Cencora Inc.	5.150%	2/15/35	29,115	28,434
	Centene Corp.	3.375%	2/15/30	53,646	48,073
	Centene Corp.	3.000%	10/15/30	31,830	27,558
	Centene Corp.	2.500%	3/1/31	90,000	74,879
	Centene Corp.	2.625%	8/1/31	43,279	35,814
[7]	CHS / Community Health Systems Inc.	5.625%	3/15/27	1,400	1,360
[7]	CHS / Community Health Systems Inc.	10.875%	1/15/32	1,240	1,278
	Cigna Group	2.400%	3/15/30	40,532	35,668
	Cigna Group	2.375%	3/15/31	37,985	32,428
	Cigna Group	5.125%	5/15/31	30,000	29,921
	CommonSpirit Health	2.782%	10/1/30	509	451
	CVS Health Corp.	5.125%	2/21/30	51,095	50,622
	CVS Health Corp.	3.750%	4/1/30	17,849	16,557
	CVS Health Corp.	1.750%	8/21/30	74,635	61,719
	CVS Health Corp.	5.250%	1/30/31	20,000	19,788
	CVS Health Corp.	1.875%	2/28/31	37,668	30,668
	CVS Health Corp.	5.550%	6/1/31	49,050	49,193
	CVS Health Corp.	2.125%	9/15/31	5,000	4,059
	CVS Health Corp.	5.250%	2/21/33	15,000	14,580
	CVS Health Corp.	5.300%	6/1/33	21,980	21,369
	CVS Health Corp.	5.700%	6/1/34	34,200	34,148
[7]	DaVita Inc.	3.750%	2/15/31	1,430	1,259
	Elevance Health Inc.	4.750%	2/15/30	11,035	10,941
	Elevance Health Inc.	2.250%	5/15/30	6,441	5,621
	Elevance Health Inc.	2.550%	3/15/31	10,000	8,661
	Elevance Health Inc.	4.950%	11/1/31	50,000	49,322
	Elevance Health Inc.	4.100%	5/15/32	23,690	22,040
	Elevance Health Inc.	5.500%	10/15/32	32,000	32,444
	Elevance Health Inc.	4.750%	2/15/33	33,852	32,592
	Elevance Health Inc.	5.375%	6/15/34	50,000	49,763
	Elevance Health Inc.	5.700%	2/15/55	11,160	10,741
	Eli Lilly & Co.	4.600%	8/14/34	5,000	4,814
[7]	Endo Finance Holdings Inc.	8.500%	4/15/31	3,160	3,381
	GE HealthCare Technologies Inc.	5.857%	3/15/30	47,180	48,978
	GE HealthCare Technologies Inc.	5.905%	11/22/32	31,925	33,257
	Gilead Sciences Inc.	5.100%	6/15/35	40,000	39,427
	HCA Inc.	3.500%	9/1/30	73,825	67,474
	HCA Inc.	5.450%	4/1/31	70,850	71,188
	HCA Inc.	2.375%	7/15/31	40,000	33,460
	HCA Inc.	3.625%	3/15/32	98,995	88,227
	HCA Inc.	5.500%	6/1/33	2,000	1,986
	Humana Inc.	4.875%	4/1/30	1,758	1,732
	Humana Inc.	5.375%	4/15/31	2,000	1,996
	Humana Inc.	2.150%	2/3/32	12,000	9,686
	Laboratory Corp. of America Holdings	4.350%	4/1/30	35,000	33,947
	Laboratory Corp. of America Holdings	4.550%	4/1/32	39,985	38,224
	Laboratory Corp. of America Holdings	4.800%	10/1/34	15,000	14,223
[7]	Medline Borrower LP	3.875%	4/1/29	2,490	2,325
[7]	Medline Borrower LP	5.250%	10/1/29	489	474
[7]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	440	447
	Merck & Co. Inc.	2.150%	12/10/31	30,631	25,814
[8]	MSD Netherlands Capital BV	3.250%	5/30/32	19,000	19,883
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	900	854
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	405	407
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	47,450	47,143
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	32,590	31,685
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	12,000	12,026
	Quest Diagnostics Inc.	2.950%	6/30/30	35,730	32,244
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,822

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	5.000%	12/15/34	5,000	4,845
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	12,537
	Revvity Inc.	2.250%	9/15/31	11,000	9,116
[7]	Roche Holdings Inc.	4.909%	3/8/31	19,980	19,981
	Royalty Pharma plc	2.200%	9/2/30	29,500	25,204
	Royalty Pharma plc	2.150%	9/2/31	11,000	9,067
[7]	Star Parent Inc.	9.000%	10/1/30	465	489
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/31	22,000	19,099
	Stryker Corp.	1.950%	6/15/30	8,250	7,106
[8]	Stryker Corp.	3.375%	9/11/32	6,800	7,110
	Stryker Corp.	4.625%	9/11/34	27,310	26,081
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	93,085	80,728
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	20,000	19,914
	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,705
	Tenet Healthcare Corp.	6.750%	5/15/31	1,467	1,501
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,120	2,054
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	3,110	2,272
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	23,525	23,390
	UnitedHealth Group Inc.	2.000%	5/15/30	23,065	19,951
	UnitedHealth Group Inc.	4.900%	4/15/31	26,980	26,891
	UnitedHealth Group Inc.	4.950%	1/15/32	24,800	24,574
	UnitedHealth Group Inc.	4.200%	5/15/32	11,697	11,061
	UnitedHealth Group Inc.	5.350%	2/15/33	33,535	33,779
	UnitedHealth Group Inc.	4.500%	4/15/33	14,815	14,076
	UnitedHealth Group Inc.	5.000%	4/15/34	24,440	23,913
	Viatris Inc.	2.700%	6/22/30	3,969	3,458
[8]	Zimmer Biomet Holdings Inc.	3.518%	12/15/32	4,000	4,133
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	25,000	24,530
	Zoetis Inc.	2.000%	5/15/30	19,148	16,559
	Zoetis Inc.	5.600%	11/16/32	23,590	24,332
					2,876,296
Industrials (4.6%)
[7]	Allison Transmission Inc.	5.875%	6/1/29	2,000	2,005
[7]	American Airlines Inc.	8.500%	5/15/29	1,735	1,827
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	4,400	4,388
[7]	Atkore Inc.	4.250%	6/1/31	3,615	3,247
[10]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	5,230	3,055
[10]	Aurizon Network Pty Ltd.	6.100%	9/12/31	5,000	3,170
	Automatic Data Processing Inc.	4.450%	9/9/34	4,875	4,652
[7]	BAE Systems plc	5.250%	3/26/31	8,390	8,437
	Boeing Co.	5.150%	5/1/30	86,811	86,258
	Boeing Co.	3.625%	2/1/31	39,099	35,702
	Boeing Co.	6.388%	5/1/31	81,223	85,445
	Boeing Co.	6.528%	5/1/34	79,910	84,462
[7]	BWX Technologies Inc.	4.125%	6/30/28	225	214
	Canadian National Railway Co.	3.850%	8/5/32	21,585	19,908
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,614
	Carrier Global Corp.	2.722%	2/15/30	21,000	18,828
	Carrier Global Corp.	5.900%	3/15/34	2,129	2,204
[7]	Chart Industries Inc.	7.500%	1/1/30	385	402
[7]	Chart Industries Inc.	9.500%	1/1/31	276	297
[7]	Clean Harbors Inc.	5.125%	7/15/29	3,000	2,908
	CSX Corp.	2.400%	2/15/30	5,218	4,647
	CSX Corp.	4.100%	11/15/32	30,000	28,162
[7]	Daimler Truck Finance North America LLC	5.375%	1/13/32	35,000	34,888
	Deere & Co.	5.700%	1/19/55	5,700	5,857
[7]	Embraer Netherlands Finance BV	7.000%	7/28/30	4,000	4,198
	Embraer Netherlands Finance BV	7.000%	7/28/30	5,000	5,247
	FedEx Corp.	2.400%	5/15/31	32,544	27,792
[7]	Garda World Security Corp.	8.250%	8/1/32	805	828
[7]	Gates Corp.	6.875%	7/1/29	1,250	1,279
	GE Capital Funding LLC	4.550%	5/15/32	12,131	11,664
[8]	General Electric Co.	4.125%	9/19/35	3,900	4,230
[7]	Genesee & Wyoming Inc.	6.250%	4/15/32	1,010	1,013
[8]	Heathrow Funding Ltd.	1.125%	10/8/32	8,100	7,472
[8]	Heathrow Funding Ltd.	1.875%	3/14/36	4,500	4,050
	Honeywell International Inc.	4.700%	2/1/30	4,500	4,483
	Honeywell International Inc.	4.750%	2/1/32	43,530	42,933
	Honeywell International Inc.	5.000%	2/15/33	42,975	42,786

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hubbell Inc.	2.300%	3/15/31	15,000	12,845
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	29,053	27,605
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	30,000	29,948
	Ingersoll Rand Inc.	5.314%	6/15/31	10,500	10,604
	Ingersoll Rand Inc.	5.700%	8/14/33	20,000	20,465
	Ingersoll Rand Inc.	5.450%	6/15/34	22,130	22,202
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,580	11,787
[7]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	1,860	1,964
	John Deere Capital Corp.	4.400%	9/8/31	60,000	58,266
	John Deere Capital Corp.	3.900%	6/7/32	4,640	4,322
	Keysight Technologies Inc.	4.950%	10/15/34	12,499	11,983
	L3Harris Technologies Inc.	1.800%	1/15/31	14,540	12,057
	L3Harris Technologies Inc.	5.250%	6/1/31	35,290	35,484
	L3Harris Technologies Inc.	5.400%	7/31/33	52,985	53,026
	Lockheed Martin Corp.	4.800%	8/15/34	5,000	4,844
[10]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	7,000	4,042
[8]	Motability Operations Group plc	3.500%	7/17/31	7,200	7,560
[8]	Motability Operations Group plc	3.875%	1/24/34	5,600	5,944
	Norfolk Southern Corp.	2.550%	11/1/29	2,509	2,271
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,301
	Northrop Grumman Corp.	4.400%	5/1/30	38,065	37,155
	Northrop Grumman Corp.	4.700%	3/15/33	25,740	24,947
	Northrop Grumman Corp.	4.900%	6/1/34	58,863	57,367
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	25,677
	Otis Worldwide Corp.	5.125%	11/19/31	22,000	22,007
[10]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	14,183
[10]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	10,745
[10]	Perth Airport Pty Ltd.	5.600%	3/5/31	16,820	10,569
[10]	Qantas Airways Ltd.	3.150%	9/27/28	10,500	6,084
[10]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,380
[10]	Qantas Airways Ltd.	5.900%	9/19/34	5,000	3,087
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,471
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,782
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/31	1,300	1,301
	Regal Rexnord Corp.	6.400%	4/15/33	6,750	6,986
	RELX Capital Inc.	3.000%	5/22/30	8,800	8,037
	Republic Services Inc.	1.450%	2/15/31	5,000	4,082
	Republic Services Inc.	1.750%	2/15/32	12,620	10,207
	Rockwell Automation Inc.	1.750%	8/15/31	2,500	2,056
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	2,230	2,102
	RTX Corp.	2.250%	7/1/30	38,811	33,832
	RTX Corp.	6.000%	3/15/31	50,000	52,470
	RTX Corp.	1.900%	9/1/31	47,566	39,075
	RTX Corp.	2.375%	3/15/32	15,351	12,784
	RTX Corp.	5.150%	2/27/33	51,088	50,693
	RTX Corp.	6.100%	3/15/34	5,000	5,267
	Ryder System Inc.	6.600%	12/1/33	41,914	45,298
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,154
	Southwest Airlines Co.	2.625%	2/10/30	39,303	34,787
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,007	1,082
[7]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,653	1,830
[8]	Timken Co.	4.125%	5/23/34	4,200	4,401
[7]	TopBuild Corp.	3.625%	3/15/29	1,500	1,387
[7]	TopBuild Corp.	4.125%	2/15/32	1,494	1,339
[7]	TransDigm Inc.	6.375%	3/1/29	1,486	1,502
[7]	TransDigm Inc.	6.875%	12/15/30	1,225	1,255
[7]	TransDigm Inc.	7.125%	12/1/31	1,638	1,693
[7]	TransDigm Inc.	6.625%	3/1/32	51	52
	Trimble Inc.	6.100%	3/15/33	5,500	5,725
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	3,930	3,355
[7]	Triumph Group Inc.	9.000%	3/15/28	787	825
	Tyco Electronics Group SA	4.625%	2/1/30	15,000	14,848
[8]	Tyco Electronics Group SA	3.250%	1/31/33	4,600	4,765
[7]	United Airlines Inc.	4.375%	4/15/26	235	232
[7]	United Airlines Inc.	4.625%	4/15/29	1,837	1,764
	United Parcel Service Inc.	5.150%	5/22/34	20,000	19,920
	Waste Management Inc.	1.500%	3/15/31	32,356	26,551
	Waste Management Inc.	4.625%	2/15/33	4,856	4,718
[7]	Waste Pro USA Inc.	7.000%	2/1/33	375	379
[7]	WESCO Distribution Inc.	6.625%	3/15/32	1,345	1,376

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	30,000	16,381
					1,600,037
Materials (2.3%)
	Air Products & Chemicals Inc.	4.750%	2/8/31	5,320	5,292
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	17,316
	Antofagasta plc	2.375%	10/14/30	4,528	3,799
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,800	1,628
	Ball Corp.	2.875%	8/15/30	1,725	1,494
	Ball Corp.	3.125%	9/15/31	171	146
[7]	Berry Global Inc.	5.650%	1/15/34	22,569	22,805
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	10,000	10,174
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	40,000	39,331
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	15,000	15,048
	Braskem Netherlands Finance BV	4.500%	1/31/30	18,500	15,818
	Braskem Netherlands Finance BV	5.875%	1/31/50	10,000	6,981
[7]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,523	1,375
[7]	Chemours Co.	4.625%	11/15/29	4,943	4,385
[7]	Chemours Co.	8.000%	1/15/33	775	769
[7]	Cleveland-Cliffs Inc.	7.000%	3/15/32	1,935	1,931
	Dow Chemical Co.	2.100%	11/15/30	34,000	29,033
	Dow Chemical Co.	6.300%	3/15/33	8,000	8,484
	Eastman Chemical Co.	5.750%	3/8/33	15,000	15,271
	Eastman Chemical Co.	5.625%	2/20/34	25,000	25,076
	Ecolab Inc.	1.300%	1/30/31	11,853	9,658
[7]	Element Solutions Inc.	3.875%	9/1/28	1,537	1,467
[7]	First Quantum Minerals Ltd.	9.375%	3/1/29	265	280
[7]	First Quantum Minerals Ltd.	8.625%	6/1/31	1,600	1,642
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	12,107
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,762
[7]	Georgia-Pacific LLC	2.300%	4/30/30	33,445	29,448
[7]	Graphic Packaging International LLC	3.750%	2/1/30	5,205	4,751
	LYB International Finance III LLC	2.250%	10/1/30	5,000	4,282
	LYB International Finance III LLC	5.625%	5/15/33	14,000	14,156
	LYB International Finance III LLC	5.500%	3/1/34	25,000	24,717
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	21,358
	Martin Marietta Materials Inc.	5.150%	12/1/34	30,000	29,420
	Newmont Corp.	2.250%	10/1/30	37,770	32,882
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/34	19,440	19,446
[7]	Novelis Corp.	4.750%	1/30/30	2,438	2,292
[7]	Novelis Corp.	3.875%	8/15/31	3,715	3,254
[7]	Novelis Inc.	6.875%	1/30/30	860	880
	Nucor Corp.	3.125%	4/1/32	15,620	13,721
	Nutrien Ltd.	2.950%	5/13/30	26,207	23,654
	Nutrien Ltd.	5.400%	6/21/34	55,000	54,696
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	240	228
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	2,320	2,458
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	890	907
	Owens Corning	5.700%	6/15/34	29,705	30,264
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	500	487
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	630	605
[7]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	1,635	1,640
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,364
[6,7]	Quikrete Holdings Inc.	6.375%	3/1/32	755	758
[6,7]	Quikrete Holdings Inc.	6.750%	3/1/33	470	472
	Rio Tinto Finance USA plc	5.000%	3/9/33	20,275	20,176
	RPM International Inc.	2.950%	1/15/32	3,415	2,955
[7]	Sealed Air Corp.	5.000%	4/15/29	511	495
[7]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	520	541
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	17,994
	Sherwin-Williams Co.	2.200%	3/15/32	3,193	2,639
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	49,480	49,378
[7]	Smurfit Westrock Financing DAC	5.418%	1/15/35	33,346	33,409
[7]	SNF Group SACA	3.375%	3/15/30	2,925	2,580
[7]	Standard Building Solutions Inc.	6.500%	8/15/32	515	520
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	25,883
	Steel Dynamics Inc.	3.250%	1/15/31	2,950	2,670
	Steel Dynamics Inc.	5.375%	8/15/34	15,000	14,886
[7]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	305	329
	Vale Canada Ltd.	7.200%	9/15/32	2,504	2,698

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,617
	Vale Overseas Ltd.	6.125%	6/12/33	13,350	13,598
	Vulcan Materials Co.	5.350%	12/1/34	20,000	19,934
[7]	WR Grace Holdings LLC	5.625%	8/15/29	418	390
[7]	WR Grace Holdings LLC	7.375%	3/1/31	340	351
					798,255
Real Estate (4.3%)
	Agree LP	2.900%	10/1/30	6,500	5,774
	Agree LP	4.800%	10/1/32	23,225	22,377
	Agree LP	2.600%	6/15/33	6,435	5,176
	Agree LP	5.625%	6/15/34	15,000	15,054
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,060	19,804
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,881	11,584
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	12,233	9,790
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,000	5,399
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	8,439
	American Homes 4 Rent LP	3.625%	4/15/32	15,000	13,432
	American Homes 4 Rent LP	5.500%	2/1/34	10,000	9,923
	American Homes 4 Rent LP	5.500%	7/15/34	20,000	19,777
	American Tower Corp.	2.100%	6/15/30	14,909	12,800
	American Tower Corp.	2.700%	4/15/31	20,000	17,347
	American Tower Corp.	2.300%	9/15/31	10,000	8,371
	American Tower Corp.	5.650%	3/15/33	2,000	2,029
	American Tower Corp.	5.550%	7/15/33	17,000	17,131
	American Tower Corp.	5.900%	11/15/33	2,000	2,062
[8]	Aroundtown SA	1.450%	7/9/28	5,400	5,174
[8]	Aroundtown SA	4.800%	7/16/29	4,800	5,137
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	13,010
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	4,355
	AvalonBay Communities Inc.	5.000%	2/15/33	6,700	6,594
	AvalonBay Communities Inc.	5.300%	12/7/33	10,000	10,022
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	16,000	16,521
	Boston Properties LP	3.250%	1/30/31	19,185	16,926
	Boston Properties LP	2.550%	4/1/32	17,155	13,920
	Boston Properties LP	2.450%	10/1/33	3,000	2,310
	Brixmor Operating Partnership LP	2.500%	8/16/31	10,000	8,423
	Brixmor Operating Partnership LP	5.500%	2/15/34	8,000	7,962
	Camden Property Trust	4.900%	1/15/34	10,000	9,712
	COPT Defense Properties LP	2.750%	4/15/31	6,226	5,372
	COPT Defense Properties LP	2.900%	12/1/33	2,000	1,608
	Cousins Properties LP	5.375%	2/15/32	20,000	19,687
	Crown Castle Inc.	3.300%	7/1/30	5,000	4,551
	Crown Castle Inc.	2.250%	1/15/31	18,715	15,804
	Crown Castle Inc.	2.100%	4/1/31	8,000	6,664
	Crown Castle Inc.	2.500%	7/15/31	7,000	5,917
	CubeSmart LP	2.000%	2/15/31	28,804	24,114
[8]	Digital Dutch Finco BV	1.250%	2/1/31	4,100	3,724
[8]	Digital Dutch Finco BV	1.000%	1/15/32	7,400	6,445
	DOC DR LLC	2.625%	11/1/31	25,000	21,243
	Equinix Inc.	2.150%	7/15/30	10,000	8,629
	Equinix Inc.	2.500%	5/15/31	10,000	8,575
	Equinix Inc.	3.900%	4/15/32	8,740	8,050
	ERP Operating LP	2.500%	2/15/30	11,000	9,799
	Essex Portfolio LP	1.650%	1/15/31	7,533	6,190
	Essex Portfolio LP	2.550%	6/15/31	3,900	3,340
	Essex Portfolio LP	2.650%	3/15/32	7,000	5,923
	Extra Space Storage LP	5.500%	7/1/30	24,520	24,903
	Extra Space Storage LP	2.200%	10/15/30	7,000	5,996
	Extra Space Storage LP	5.900%	1/15/31	23,540	24,346
	Extra Space Storage LP	2.550%	6/1/31	20,485	17,541
	Extra Space Storage LP	2.400%	10/15/31	15,000	12,541
	Extra Space Storage LP	2.350%	3/15/32	39,196	32,130
	Extra Space Storage LP	5.400%	2/1/34	15,000	14,870
	Federal Realty OP LP	3.500%	6/1/30	1,990	1,835
	Healthcare Realty Holdings LP	3.100%	2/15/30	501	450
	Healthcare Realty Holdings LP	2.400%	3/15/30	1,000	863
	Healthpeak OP LLC	2.875%	1/15/31	13,507	11,941
	Healthpeak OP LLC	5.250%	12/15/32	25,355	25,208
	Highwoods Realty LP	3.050%	2/15/30	18,362	16,203

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	2.600%	2/1/31	30,717	25,726
	Highwoods Realty LP	7.650%	2/1/34	46,868	51,902
	Host Hotels & Resorts LP	3.500%	9/15/30	18,366	16,695
	Host Hotels & Resorts LP	2.900%	12/15/31	18,025	15,402
	Host Hotels & Resorts LP	5.700%	7/1/34	21,275	21,093
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,273
[7]	Iron Mountain Inc.	6.250%	1/15/33	950	952
	Kilroy Realty LP	3.050%	2/15/30	26,759	23,466
	Kilroy Realty LP	2.500%	11/15/32	20,200	15,602
	Kimco Realty OP LLC	2.700%	10/1/30	11,343	10,080
	Kimco Realty OP LLC	2.250%	12/1/31	16,400	13,670
	Kimco Realty OP LLC	3.200%	4/1/32	12,657	11,117
	Kimco Realty OP LLC	4.600%	2/1/33	10,000	9,516
	LXP Industrial Trust	2.375%	10/1/31	5,000	4,105
	Mid-America Apartments LP	2.750%	3/15/30	4,800	4,311
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,573
	Mid-America Apartments LP	5.300%	2/15/32	20,000	20,068
	Mid-America Apartments LP	5.000%	3/15/34	12,235	11,913
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	2,297	1,541
[6,7]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	470	478
	NNN REIT Inc.	2.500%	4/15/30	13,948	12,252
	NNN REIT Inc.	5.600%	10/15/33	23,503	23,649
	NNN REIT Inc.	5.500%	6/15/34	10,000	9,967
	Omega Healthcare Investors Inc.	3.375%	2/1/31	21,198	18,872
	Omega Healthcare Investors Inc.	3.250%	4/15/33	18,900	15,890
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,839
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	11,448
[7]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	570	584
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	16,865
	Piedmont Operating Partnership LP	6.875%	7/15/29	9,280	9,524
[8]	Prologis International Funding II SA	3.700%	10/7/34	4,600	4,722
	Prologis LP	2.250%	4/15/30	14,022	12,311
	Prologis LP	1.750%	2/1/31	7,266	6,050
	Prologis LP	2.250%	1/15/32	4,320	3,600
	Prologis LP	4.625%	1/15/33	8,324	8,026
	Prologis LP	5.125%	1/15/34	11,700	11,541
	Prologis LP	5.000%	3/15/34	49,850	48,801
	Public Storage Operating Co.	2.300%	5/1/31	5,830	4,994
	Public Storage Operating Co.	2.250%	11/9/31	13,742	11,583
	Public Storage Operating Co.	5.100%	8/1/33	12,500	12,418
	Public Storage Operating Co.	5.350%	8/1/53	25,000	23,722
	Realty Income Corp.	4.850%	3/15/30	24,715	24,578
[8]	Realty Income Corp.	4.875%	7/6/30	6,200	6,858
	Realty Income Corp.	3.250%	1/15/31	15,607	14,140
	Realty Income Corp.	2.700%	2/15/32	10,000	8,500
	Realty Income Corp.	5.625%	10/13/32	15,000	15,302
	Realty Income Corp.	5.125%	2/15/34	5,000	4,907
	Regency Centers LP	3.700%	6/15/30	17,008	15,947
	Regency Centers LP	5.250%	1/15/34	11,600	11,449
[10]	Region Retail Trust	5.550%	3/5/31	22,500	14,116
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,617
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	14,439
[7]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	575	579
	Sabra Health Care LP	3.200%	12/1/31	41,626	35,666
	SBA Communications Corp.	3.125%	2/1/29	1,845	1,679
	Service Properties Trust	5.500%	12/15/27	1,700	1,636
	Simon Property Group LP	2.650%	7/15/30	17,630	15,722
	Simon Property Group LP	2.200%	2/1/31	5,999	5,120
	Simon Property Group LP	2.250%	1/15/32	10,000	8,315
	Simon Property Group LP	6.250%	1/15/34	5,000	5,304
	Simon Property Group LP	4.750%	9/26/34	20,000	18,944
	Store Capital LLC	2.750%	11/18/30	7,294	6,274
	Tanger Properties LP	2.750%	9/1/31	5,000	4,245
	UDR Inc.	3.000%	8/15/31	7,660	6,756
	UDR Inc.	2.100%	6/15/33	4,773	3,683
	Ventas Realty LP	2.500%	9/1/31	6,000	5,087
	Welltower OP LLC	2.750%	1/15/32	7,000	5,981
	Welltower OP LLC	3.850%	6/15/32	11,104	10,171
	Weyerhaeuser Co.	7.375%	3/15/32	2,000	2,237
	WP Carey Inc.	2.450%	2/1/32	10,000	8,285

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	XHR LP	4.875%	6/1/29	335	318
[7]	XHR LP	6.625%	5/15/30	355	359
					1,498,152
Technology (4.4%)
	Accenture Capital Inc.	4.250%	10/4/31	15,000	14,486
	Broadcom Inc.	4.350%	2/15/30	14,080	13,681
	Broadcom Inc.	5.000%	4/15/30	37,571	37,604
	Broadcom Inc.	4.150%	11/15/30	32,850	31,390
[7]	Broadcom Inc.	2.450%	2/15/31	79,537	68,701
	Broadcom Inc.	5.150%	11/15/31	34,620	34,713
	Broadcom Inc.	4.550%	2/15/32	40,000	38,464
[7]	Broadcom Inc.	4.150%	4/15/32	59,650	55,805
[7]	Broadcom Inc.	2.600%	2/15/33	15,000	12,350
[7]	Broadcom Inc.	3.419%	4/15/33	17,516	15,293
	Broadcom Inc.	4.800%	10/15/34	30,000	28,719
	Cadence Design Systems Inc.	4.700%	9/10/34	28,830	27,600
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	18,630	18,468
[7]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	1,030	997
[7]	Cloud Software Group Inc.	6.500%	3/31/29	275	270
[7]	Cloud Software Group Inc.	8.250%	6/30/32	2,685	2,790
	Dell International LLC / EMC Corp.	4.350%	2/1/30	34,700	33,588
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	44,081
	Dell International LLC / EMC Corp.	5.750%	2/1/33	13,126	13,465
	Dell International LLC / EMC Corp.	5.400%	4/15/34	58,856	58,470
[7]	Diebold Nixdorf Inc.	7.750%	3/31/30	335	348
[7]	Ellucian Holdings Inc.	6.500%	12/1/29	1,380	1,388
[7]	Entegris Inc.	4.750%	4/15/29	24,932	24,055
[7]	Entegris Inc.	5.950%	6/15/30	3,000	2,988
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	50,000	49,338
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	45,493	44,377
	HP Inc.	3.400%	6/17/30	9,725	8,942
	HP Inc.	2.650%	6/17/31	35,381	30,416
	Intel Corp.	5.125%	2/10/30	48,840	48,690
	Intel Corp.	3.900%	3/25/30	6,363	5,983
	Intel Corp.	5.000%	2/21/31	15,000	14,836
	Intel Corp.	2.000%	8/12/31	30,470	24,825
	Intel Corp.	4.150%	8/5/32	23,476	21,483
	Intel Corp.	4.000%	12/15/32	2,000	1,805
	Intel Corp.	5.200%	2/10/33	58,473	56,868
	Intel Corp.	5.150%	2/21/34	26,348	25,368
	Intel Corp.	3.734%	12/8/47	6,000	4,022
	Intel Corp.	3.050%	8/12/51	4,000	2,284
	Intel Corp.	5.600%	2/21/54	10,000	8,793
	Intuit Inc.	5.200%	9/15/33	4,500	4,521
	Juniper Networks Inc.	2.000%	12/10/30	15,554	13,048
	Kyndryl Holdings Inc.	3.150%	10/15/31	2,000	1,743
	Kyndryl Holdings Inc.	6.350%	2/20/34	8,590	8,945
	Leidos Inc.	4.375%	5/15/30	5,000	4,795
	Leidos Inc.	5.750%	3/15/33	19,821	20,161
[7]	McAfee Corp.	7.375%	2/15/30	2,449	2,415
	Microchip Technology Inc.	5.050%	2/15/30	14,000	13,902
	Micron Technology Inc.	2.703%	4/15/32	16,354	13,705
	Micron Technology Inc.	5.875%	2/9/33	14,000	14,317
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	21,725
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	21,815	20,133
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	25,707
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	15,000	12,664
	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/33	16,038	15,655
	Oracle Corp.	2.950%	4/1/30	31,231	28,270
	Oracle Corp.	4.650%	5/6/30	19,010	18,744
	Oracle Corp.	2.875%	3/25/31	77,237	68,061
[6]	Oracle Corp.	5.250%	2/3/32	43,680	43,627
	Oracle Corp.	6.250%	11/9/32	21,687	22,921
	Oracle Corp.	4.700%	9/27/34	106,881	100,896
[7]	Rocket Software Inc.	9.000%	11/28/28	600	621
	Roper Technologies Inc.	2.000%	6/30/30	10,500	8,995
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	13,060
	Teledyne Technologies Inc.	2.750%	4/1/31	22,767	19,960
[7]	UKG Inc.	6.875%	2/1/31	1,035	1,056

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VMware LLC	4.700%	5/15/30	40,665	39,830
	VMware LLC	2.200%	8/15/31	30,859	25,691
	Workday Inc.	3.800%	4/1/32	25,914	23,638
					1,536,550
Utilities (6.7%)
	AEP Texas Inc.	5.400%	6/1/33	20,330	20,134
[10]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,878
[10]	AGI Finance Pty Ltd.	6.109%	6/28/30	22,180	14,341
	Alabama Power Co.	3.050%	3/15/32	3,300	2,898
	Alabama Power Co.	3.940%	9/1/32	19,000	17,621
	Alabama Power Co.	5.850%	11/15/33	10,000	10,369
	Ameren Corp.	3.500%	1/15/31	33,245	30,419
	Ameren Illinois Co.	1.550%	11/15/30	9,785	8,142
	Ameren Illinois Co.	3.850%	9/1/32	30,000	27,572
	Ameren Illinois Co.	4.950%	6/1/33	36,838	36,216
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,595
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,770
	Appalachian Power Co.	4.500%	8/1/32	22,030	20,813
	Atmos Energy Corp.	5.900%	11/15/33	760	794
[10]	Ausgrid Finance Pty Ltd.	5.408%	3/28/31	19,000	11,847
[8]	Ausgrid Finance Pty Ltd.	0.875%	10/7/31	5,032	4,401
[10]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	5,000	3,227
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	9,742	9,188
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	23,079	18,881
[7]	Calpine Corp.	4.500%	2/15/28	1,770	1,718
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,491
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	10,473
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	35,312
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	8,360	8,171
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	10,190
	CenterPoint Energy Inc.	2.650%	6/1/31	22,800	19,675
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	7,557
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,731
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	12,000	11,956
[7]	Clearway Energy Operating LLC	3.750%	2/15/31	4,290	3,799
[7]	Clearway Energy Operating LLC	3.750%	1/15/32	149	130
[4]	Comision Federal de Electricidad	5.000%	9/29/36	5,976	5,228
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	10,461
	Commonwealth Edison Co.	4.900%	2/1/33	14,705	14,419
	Commonwealth Edison Co.	5.300%	6/1/34	20,000	20,047
	Dominion Energy Inc.	3.375%	4/1/30	38,274	35,236
	Dominion Energy Inc.	2.250%	8/15/31	5,000	4,178
	Dominion Energy Inc.	4.350%	8/15/32	11,346	10,637
	Dominion Energy Inc.	6.300%	3/15/33	5,000	5,256
	Dominion Energy Inc.	5.250%	8/1/33	4,000	3,941
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,291	8,662
	DTE Electric Co.	2.250%	3/1/30	15,694	13,866
	DTE Electric Co.	3.000%	3/1/32	7,237	6,364
	DTE Electric Co.	5.200%	4/1/33	15,000	14,989
	DTE Electric Co.	5.200%	3/1/34	10,000	9,956
	DTE Energy Co.	2.950%	3/1/30	18,783	16,915
	DTE Energy Co.	5.850%	6/1/34	40,000	40,877
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	22,421
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,250
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	7,144
	Duke Energy Carolinas LLC	4.950%	1/15/33	19,547	19,238
	Duke Energy Carolinas LLC	4.850%	1/15/34	10,000	9,693
	Duke Energy Corp.	2.450%	6/1/30	16,000	14,071
	Duke Energy Corp.	2.550%	6/15/31	55,000	47,299
	Duke Energy Corp.	4.500%	8/15/32	39,000	37,088
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	29,555
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,489
	Duke Energy Florida LLC	5.875%	11/15/33	14,850	15,433
	Duke Energy Indiana LLC	5.250%	3/1/34	5,000	4,997
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	10,102
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,930	1,930
	Duke Energy Progress LLC	2.000%	8/15/31	17,500	14,616
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	13,462
	Duke Energy Progress LLC	5.250%	3/15/33	5,446	5,447

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Edison International	5.250%	3/15/32	8,860	8,055
[7]	Electricite de France SA	5.700%	5/23/28	4,385	4,469
[7]	Electricite de France SA	4.500%	9/21/28	5,000	4,918
[7]	Electricite de France SA	6.250%	5/23/33	4,965	5,195
[8]	Engie SA	3.875%	1/6/31	9,700	10,391
	Entergy Arkansas LLC	5.150%	1/15/33	4,230	4,227
	Entergy Arkansas LLC	5.300%	9/15/33	15,000	15,171
	Entergy Corp.	2.800%	6/15/30	16,000	14,271
	Entergy Corp.	2.400%	6/15/31	23,559	19,960
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,183
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	5,373
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,156
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,799
	Eversource Energy	1.650%	8/15/30	16,165	13,490
	Eversource Energy	2.550%	3/15/31	8,610	7,379
	Eversource Energy	5.850%	4/15/31	5,000	5,134
	Eversource Energy	3.375%	3/1/32	25,000	21,936
	Eversource Energy	5.125%	5/15/33	2,000	1,946
	Eversource Energy	5.500%	1/1/34	2,000	1,985
	Exelon Corp.	4.050%	4/15/30	49,530	47,293
	Exelon Corp.	3.350%	3/15/32	16,084	14,234
	Exelon Corp.	5.300%	3/15/33	16,500	16,437
	Exelon Corp.	5.450%	3/15/34	10,000	9,990
	FirstEnergy Corp.	2.650%	3/1/30	20,526	18,249
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,784
	FirstEnergy Transmission LLC	5.000%	1/15/35	19,800	19,147
	Florida Power & Light Co.	2.450%	2/3/32	12,500	10,552
	Georgia Power Co.	4.700%	5/15/32	24,199	23,525
	Georgia Power Co.	4.950%	5/17/33	59,290	58,022
	Idaho Power Co.	5.200%	8/15/34	7,670	7,621
[7]	ITC Holdings Corp.	2.950%	5/14/30	10,000	8,982
[7]	ITC Holdings Corp.	5.400%	6/1/33	17,360	17,213
[7]	Jersey Central Power & Light Co.	5.100%	1/15/35	10,000	9,746
	Kentucky Utilities Co.	5.450%	4/15/33	7,370	7,450
	Louisville Gas & Electric Co.	5.450%	4/15/33	5,900	5,959
	National Grid plc	5.809%	6/12/33	23,970	24,402
	National Grid plc	5.418%	1/11/34	24,400	24,239
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	9,250	9,555
	Nevada Power Co.	2.400%	5/1/30	11,640	10,264
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	26,090
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	13,236
[6]	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	25,000	24,953
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,630	5,541
[7]	NextEra Energy Operating Partners LP	4.500%	9/15/27	1,650	1,566
	NiSource Inc.	5.400%	6/30/33	17,500	17,408
	NiSource Inc.	5.350%	4/1/34	19,110	18,961
[7]	NRG Energy Inc.	6.250%	11/1/34	2,720	2,683
	NSTAR Electric Co.	5.400%	6/1/34	25,000	25,108
[10]	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	10,000	5,657
[10]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	30,000	16,044
	Ohio Power Co.	1.625%	1/15/31	18,491	15,161
	Ohio Power Co.	5.650%	6/1/34	25,000	25,127
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	3,000	3,327
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	12,000	11,554
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,000	3,373
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	30,000	30,737
	Pacific Gas & Electric Co.	4.550%	7/1/30	15,000	14,231
	Pacific Gas & Electric Co.	2.500%	2/1/31	67,175	56,415
	Pacific Gas & Electric Co.	3.250%	6/1/31	25,357	22,127
	Pacific Gas & Electric Co.	5.900%	6/15/32	7,000	7,002
	Pacific Gas & Electric Co.	6.150%	1/15/33	5,220	5,285
	Pacific Gas & Electric Co.	6.400%	6/15/33	2,000	2,057
	Pacific Gas & Electric Co.	6.950%	3/15/34	9,566	10,183
	Pacific Gas & Electric Co.	5.800%	5/15/34	12,550	12,425
	Pacific Gas & Electric Co.	4.500%	7/1/40	18,800	15,543
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,560	2,112
	PacifiCorp	2.700%	9/15/30	13,815	12,160
	PacifiCorp	5.300%	2/15/31	20,000	20,073
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	3,215	3,035
	PECO Energy Co.	4.900%	6/15/33	5,000	4,901

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	4,015
[8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	12,333
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	4,294
	PPL Capital Funding Inc.	5.250%	9/1/34	39,560	38,822
	Progress Energy Inc.	7.750%	3/1/31	3,339	3,778
	Public Service Co. of Colorado	5.350%	5/15/34	13,890	13,857
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,290	10,169
	Public Service Electric & Gas Co.	1.900%	8/15/31	5,044	4,179
	Public Service Electric & Gas Co.	4.900%	12/15/32	10,000	9,884
	Public Service Electric & Gas Co.	5.200%	3/1/34	5,000	4,988
	Public Service Enterprise Group Inc.	1.600%	8/15/30	48,551	40,515
	Public Service Enterprise Group Inc.	2.450%	11/15/31	17,000	14,378
	Public Service Enterprise Group Inc.	6.125%	10/15/33	5,000	5,216
	Public Service Enterprise Group Inc.	5.450%	4/1/34	25,000	24,818
	Sempra	5.500%	8/1/33	8,000	7,948
	Sempra	6.550%	4/1/55	20,000	19,517
[8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	6,800	7,231
	Southern California Edison Co.	2.250%	6/1/30	15,000	12,823
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,719
	Southern California Edison Co.	5.450%	6/1/31	8,930	8,879
	Southern California Edison Co.	2.750%	2/1/32	7,000	5,838
	Southern California Edison Co.	5.200%	6/1/34	23,160	22,119
	Southern Co.	3.700%	4/30/30	31,065	29,201
	Southern Co.	5.700%	10/15/32	11,788	12,078
	Southern Co.	5.200%	6/15/33	12,023	11,867
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	8,964
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	20,000	20,485
	Southwestern Electric Power Co.	5.300%	4/1/33	27,000	26,683
	Union Electric Co.	2.950%	3/15/30	13,000	11,852
	Union Electric Co.	5.200%	4/1/34	2,500	2,483
[8]	United Utilities Water Finance plc	3.750%	5/23/34	12,300	12,772
	Virginia Electric & Power Co.	2.300%	11/15/31	10,000	8,425
	Virginia Electric & Power Co.	2.400%	3/30/32	8,000	6,700
	Virginia Electric & Power Co.	5.000%	4/1/33	14,810	14,483
	Virginia Electric & Power Co.	5.300%	8/15/33	25,000	24,852
	Virginia Electric & Power Co.	5.000%	1/15/34	19,800	19,265
[7]	Vistra Operations Co. LLC	7.750%	10/15/31	2,179	2,303
[7]	Vistra Operations Co. LLC	6.875%	4/15/32	500	515
	WEC Energy Group Inc.	1.800%	10/15/30	5,876	4,939
	Xcel Energy Inc.	3.400%	6/1/30	10,000	9,171
	Xcel Energy Inc.	2.350%	11/15/31	21,000	17,366
	Xcel Energy Inc.	4.600%	6/1/32	19,000	18,104
	Xcel Energy Inc.	5.450%	8/15/33	12,000	11,886
[9]	Yorkshire Water Finance plc	1.750%	10/27/32	8,200	7,701
					2,360,768
Total Corporate Bonds (Cost $29,498,919)					28,781,902
Floating Rate Loan Interests (0.0%)
[5]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.803%	7/1/31	234	236
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.079%	11/5/28	5,795	5,818
[5]	Wyndham Hotels & Resorts Inc. Term Loan, TSFR1M + 1.750%	6.062%	5/24/30	1,416	1,419
Total Floating Rate Loan Interests (Cost $7,417)					7,473
Sovereign Bonds (3.4%)
[8]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	10,772	11,476
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	3,500	3,435
[7]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	27,000	27,003
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	610
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,601
[8]	Crelan SA	5.250%	1/23/32	8,500	9,592
	Export-Import Bank of India	3.250%	1/15/30	15,050	13,766
	Government of Bermuda	4.750%	2/15/29	18,860	18,487
	Government of Bermuda	5.000%	7/15/32	17,180	16,622
[8]	Ontario Teachers Finance Trust	1.850%	5/3/32	50,000	47,858
	Republic of Bulgaria	5.000%	3/5/37	1	1
[8]	Republic of Chile	3.750%	1/14/32	11,444	11,916
	Republic of Colombia	3.125%	4/15/31	69,940	55,868
	Republic of Colombia	3.250%	4/22/32	40,000	30,860
[4]	Republic of Guatemala	4.900%	6/1/30	15,400	14,600

Intermediate-Term Investment-Grade Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]		Republic of Hungary	5.375%	9/12/33	50,000	55,606
		Republic of Indonesia	5.250%	1/15/30	61,300	62,170
		Republic of Indonesia	4.750%	9/10/34	24,348	23,206
[7]		Republic of Latvia	5.125%	7/30/34	30,000	29,142
		Republic of Panama	2.252%	9/29/32	30,000	21,491
		Republic of Panama	8.125%	4/28/34	9,236	9,703
[4]		Republic of Panama	4.500%	4/16/50	350	222
[4]		Republic of Panama	3.870%	7/23/60	24,875	13,337
		Republic of Peru	2.844%	6/20/30	30,876	27,300
		Republic of Peru	2.783%	1/23/31	116,696	100,278
		Republic of Philippines	1.648%	6/10/31	23,709	19,304
		Republic of Philippines	1.950%	1/6/32	5,180	4,204
[6,8]		Republic of Philippines	3.625%	2/4/32	37,290	38,679
[6]		Republic of Philippines	5.500%	2/4/35	26,234	26,311
		Republic of Poland	5.750%	11/16/32	19,555	20,052
		Republic of South Africa	4.850%	9/30/29	8,155	7,626
		Republic of South Africa	5.750%	9/30/49	18,750	13,974
		Republic of Uzbekistan	3.700%	11/25/30	5,500	4,634
		Republic of Uzbekistan	3.900%	10/19/31	10,798	8,979
		State of Israel	4.500%	1/17/33	21,570	20,041
		State of Israel	5.500%	3/12/34	5,030	4,964
		United Mexican States	2.659%	5/24/31	212,616	174,613
		United Mexican States	4.750%	4/27/32	37,887	34,571
		United Mexican States	4.875%	5/19/33	56,470	50,842
		United Mexican States	6.875%	5/13/37	122,500	123,256
		United Mexican States	3.771%	5/24/61	10,900	6,232
		Uzbekneftegaz JSC	4.750%	11/16/28	18,889	16,757
Total Sovereign Bonds (Cost $1,207,397)						1,187,189
Taxable Municipal Bonds (0.2%)
		Empire State Development Corp. Income Tax Revenue	3.900%	3/15/33	320	300
		Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/29	80	78
		Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	25,540	22,515
		New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	663	670
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	2,945	2,826
		Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	3,130	3,230
		State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	19,000	16,527
		Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	4,634	4,661
		University of California College & University Revenue	1.614%	5/15/30	5,025	4,300
		University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	8,000	7,591
Total Taxable Municipal Bonds (Cost $63,697)						62,698
					Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[12]		Vanguard Market Liquidity Fund (Cost $222,812)	4.371%		2,228,341	222,812
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/16/25	0.525%	729,980	870
	5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/16/25	0.525%	776,470	925

Intermediate-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	4/16/25	0.525%	776,380	925
Total Options Purchased (Cost $3,159)					2,720
Total Investments (99.2%) (Cost $35,475,951)					34,678,481
Other Assets and Liabilities—Net (0.8%)					284,014
Net Assets (100%)					34,962,495
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,611,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $32,935,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $82,877,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $1,559,008,000, representing 4.5% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Non-income-producing security—security in default.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S43-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	4/16/25	0.700%	364,340	(133)
Total Options Written (Premiums Received $370)					(133)
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2025	7,889	858,668	2,184
Ultra 10-Year U.S. Treasury Note	March 2025	6,968	776,061	455
				2,639

Intermediate-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(172)	(35,368)	10
5-Year U.S. Treasury Note	March 2025	(70)	(7,447)	11
10-Year Japanese Government Bond	March 2025	(124)	(112,467)	1,399
AUD 3-Year Treasury Bond	March 2025	(1,167)	(77,017)	279
AUD 10-Year Treasury Bond	March 2025	(1,026)	(71,642)	1,508
Euro-Bobl	March 2025	(669)	(81,499)	126
Euro-Bund	March 2025	(2,416)	(332,143)	7,074
Euro-Buxl	March 2025	(82)	(10,967)	1,040
Long Gilt	March 2025	(146)	(16,794)	368
Long U.S. Treasury Bond	March 2025	(2,184)	(248,771)	4,160
Ultra Long U.S. Treasury Bond	March 2025	(1,607)	(190,379)	6,546
				22,521
				25,160

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Canadian Imperial Bank of Commerce	3/19/25	AUD	1,871	USD	1,166	—	(2)
Toronto-Dominion Bank	3/19/25	EUR	22,241	USD	22,956	167	—
State Street Bank & Trust Co.	3/19/25	EUR	19,460	USD	19,935	299	—
UBS AG	3/19/25	EUR	15,350	USD	16,147	—	(186)
State Street Bank & Trust Co.	3/19/25	EUR	15,211	USD	15,843	—	(28)
Bank of America, N.A.	3/19/25	EUR	8,504	USD	8,778	65	—
Wells Fargo Bank N.A.	3/19/25	EUR	8,021	USD	8,374	—	(35)
Standard Chartered Bank	3/19/25	EUR	2,359	USD	2,460	—	(7)
JPMorgan Chase Bank, N.A.	3/19/25	EUR	2,218	USD	2,309	—	(3)
BNP Paribas	2/4/25	GBP	31,500	USD	39,302	—	(246)
Bank of Montreal	3/19/25	GBP	9,999	USD	12,327	69	—
Canadian Imperial Bank of Commerce	3/19/25	GBP	1,461	USD	1,797	14	—
Toronto-Dominion Bank	3/19/25	JPY	180,088	USD	1,158	9	—
State Street Bank & Trust Co.	3/4/25	USD	177,752	AUD	283,027	1,773	—
Toronto-Dominion Bank	3/4/25	USD	1,116	AUD	1,791	3	—
Deutsche Bank AG	3/19/25	USD	1,003	AUD	1,615	—	(1)
Royal Bank of Canada	3/19/25	USD	505,929	EUR	484,835	1,824	—
UBS AG	3/19/25	USD	59,434	EUR	57,545	—	(398)
Barclays Bank plc	3/19/25	USD	31,171	EUR	29,970	10	—
State Street Bank & Trust Co.	3/19/25	USD	13,651	EUR	13,266	—	(142)
Citibank, N.A.	3/19/25	USD	12,034	EUR	11,528	47	—
Bank of Montreal	3/19/25	USD	2,843	EUR	2,704	32	—
Toronto-Dominion Bank	3/19/25	USD	2,649	EUR	2,542	6	—
Standard Chartered Bank	3/19/25	USD	1,202	EUR	1,154	2	—
State Street Bank & Trust Co.	3/19/25	USD	1,165	EUR	1,114	7	—
Wells Fargo Bank N.A.	2/4/25	USD	39,477	GBP	31,500	421	—
BNP Paribas	3/4/25	USD	39,299	GBP	31,500	246	—
HSBC Bank plc	3/19/25	USD	3,729	JPY	579,960	—	(31)
						4,994	(1,079)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Intermediate-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	969,710	5.000	85,136	8,989
iTraxx Europe-S42-V1	12/21/29	EUR	46,400	1.000	1,098	153
					86,234	9,142
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	11	2	9	—
American Express Co./A2	12/23/25	GSI	1,630	1.000	15	10	5	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	14	4	10	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	11	(2)	13	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	1,630	1.000	15	11	4	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	14	9	5	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	14	7	7	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	14	8	6	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	14	5	9	—
Enbridge Inc./Baa2	12/23/25	GSI	1,630	1.000	13	5	8	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	16	2	14	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	13	—	13	—
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	15	9	6	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	15	7	8	—
Lincoln National Corp./Baa2	12/23/25	GSI	1,630	1.000	11	4	7	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	15	9	6	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	14	3	11	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	1,630	1.000	15	10	5	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	13	6	7	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	15	8	7	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	13	6	7	—
Republic of Indonesia/Baa2	12/21/29	JPMC	18,843	1.000	218	172	46	—
Republic of Indonesia/Baa2	12/21/29	JPMC	9,422	1.000	109	100	9	—
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	14	4	10	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	14	9	5	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	12	6	6	—
					657	414	243	—

Credit Protection Purchased
Bouygues SA	6/21/28	JPMC	23,300[2]	(1.000)	(628)	(330)	—	(298)
Standard Chartered plc	12/21/28	MSCS	3,200[2]	(1.000)	(72)	(17)	—	(55)
Unibail-Rodamco-Westfield SE	6/21/28	JPMC	3,300[2]	(1.000)	(56)	120	—	(176)
					(756)	(227)	—	(529)
					(99)	187	243	(529)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Intermediate-Term Investment-Grade Fund
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,014,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/17/28	5/17/27[1]	244,370	3.679[2]	(0.000)[3]	(774)	(774)
5/17/28	5/17/27[1]	240,490	3.701[2]	(0.000)[3]	(715)	(715)
5/24/28	5/24/27[1]	238,550	3.762[2]	(0.000)[3]	(580)	(580)
7/5/29	N/A	35,680	2.530[2]	(0.000)[4]	43	43
7/5/29	N/A	32,910	2.525[2]	(0.000)[4]	32	32
7/5/29	N/A	32,910	2.523[2]	(0.000)[4]	29	29
7/10/29	N/A	41,988	2.491[2]	(0.000)[4]	(33)	(33)
7/10/29	N/A	36,520	2.484[2]	(0.000)[4]	(40)	(40)
7/15/29	N/A	36,515	2.420[2]	(0.000)[4]	(155)	(155)
7/18/29	N/A	36,515	2.449[2]	(0.000)[4]	(109)	(109)
7/19/29	N/A	36,515	2.437[2]	(0.000)[4]	(130)	(130)
8/1/29	N/A	36,520	2.394[2]	(0.000)[4]	(219)	(219)
8/5/29	N/A	36,515	2.363[2]	(0.000)[4]	(278)	(278)
5/17/34	5/17/29[1]	56,856	0.000[5]	(3.799)[6]	746	746
5/17/34	5/17/29[1]	55,954	0.000[5]	(3.833)[6]	661	661
5/24/34	5/24/29[1]	55,503	0.000[5]	(3.865)[6]	591	591
7/5/54	N/A	7,850	0.000[4]	(2.522)[2]	(74)	(74)
7/5/54	N/A	7,250	0.000[4]	(2.519)[2]	(65)	(65)
7/5/54	N/A	7,250	0.000[4]	(2.524)[2]	(72)	(72)
7/10/54	N/A	9,030	0.000[4]	(2.510)[2]	(63)	(63)
7/10/54	N/A	7,850	0.000[4]	(2.499)[2]	(38)	(38)
7/15/54	N/A	7,855	0.000[4]	(2.469)[2]	8	8
7/18/54	N/A	7,850	0.000[4]	(2.501)[2]	(40)	(40)
7/19/54	N/A	7,855	0.000[4]	(2.482)[2]	(11)	(11)
8/1/54	N/A	7,860	0.000[4]	(2.454)[2]	34	34
8/5/54	N/A	7,850	0.000[4]	(2.411)[2]	99	99
					(1,153)	(1,153)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6	Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $35,253,139)	34,455,669
Affiliated Issuers (Cost $222,812)	222,812
Total Investments in Securities	34,678,481
Investment in Vanguard	941
Cash	79,403
Foreign Currency, at Value (Cost $5,314)	5,064
Receivables for Investment Securities Sold	114,444
Receivables for Accrued Income	395,452
Receivables for Capital Shares Issued	32,114
Swap Premiums Paid	536
Unrealized Appreciation—Forward Currency Contracts	4,994
Unrealized Appreciation—Over-the-Counter Swap Contracts	243
Other Assets	100
Total Assets	35,311,772
Liabilities
Payables for Investment Securities Purchased	285,747
Payables for Capital Shares Redeemed	38,145
Payables for Distributions	18,664
Payables to Vanguard	1,584
Options Written, at Value (Premiums Received $370)	133
Swap Premiums Received	349
Variation Margin Payable—Futures Contracts	2,281
Unrealized Depreciation—Forward Currency Contracts	1,079
Variation Margin Payable—Centrally Cleared Swap Contracts	766
Unrealized Depreciation—Over-the-Counter Swap Contracts	529
Total Liabilities	349,277
Net Assets	34,962,495
At January 31, 2025, net assets consisted of:

Paid-in Capital	39,731,350
Total Distributable Earnings (Loss)	(4,768,855)
Net Assets	34,962,495

Investor Shares—Net Assets
Applicable to 178,045,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,528,244
Net Asset Value Per Share—Investor Shares	$8.58

Admiral™ Shares—Net Assets
Applicable to 3,895,195,987 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,434,251
Net Asset Value Per Share—Admiral Shares	$8.58

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	1,590,726
Total Income	1,590,726
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,977
Management and Administrative—Investor Shares	2,718
Management and Administrative—Admiral Shares	26,041
Marketing and Distribution—Investor Shares	72
Marketing and Distribution—Admiral Shares	1,644
Custodian Fees	202
Auditing Fees	48
Shareholders’ Reports and Proxy Fees—Investor Shares	100
Shareholders’ Reports and Proxy Fees—Admiral Shares	520
Trustees’ Fees and Expenses	19
Other Expenses	22
Total Expenses	35,363
Expenses Paid Indirectly	(19)
Net Expenses	35,344
Net Investment Income	1,555,382
Realized Net Gain (Loss)
Investment Securities Sold[1]	(634,130)
Futures Contracts	(102,902)
Options Purchased	(18,101)
Options Written	5,056
Swap Contracts	16,426
Forward Currency Contracts	47,092
Foreign Currencies	1,277
Realized Net Gain (Loss)	(685,282)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	403,499
Futures Contracts	32,534
Options Purchased	2,407
Options Written	(386)
Swap Contracts	4,860
Forward Currency Contracts	595
Foreign Currencies	(298)
Change in Unrealized Appreciation (Depreciation)	443,211
Net Increase (Decrease) in Net Assets Resulting from Operations	1,313,311
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,158,000, ($4,000), and ($15,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,555,382	1,249,809
Realized Net Gain (Loss)	(685,282)	(1,383,917)
Change in Unrealized Appreciation (Depreciation)	443,211	1,532,882
Net Increase (Decrease) in Net Assets Resulting from Operations	1,313,311	1,398,774
Distributions
Investor Shares	(70,620)	(59,278)
Admiral Shares	(1,510,149)	(1,208,846)
Total Distributions	(1,580,769)	(1,268,124)
Capital Share Transactions
Investor Shares	(70,142)	81,789
Admiral Shares	3,112,228	884,863
Net Increase (Decrease) from Capital Share Transactions	3,042,086	966,652
Total Increase (Decrease)	2,774,628	1,097,302
Net Assets
Beginning of Period	32,187,867	31,090,565
End of Period	34,962,495	32,187,867

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.65	$8.62	$9.67	$10.39	$10.23
Investment Operations
Net Investment Income[1]	.388	.332	.253	.218	.252
Net Realized and Unrealized Gain (Loss) on Investments	(.063)	.034	(1.039)	(.550)	.500
Total from Investment Operations	.325	.366	(.786)	(.332)	.752
Distributions
Dividends from Net Investment Income	(.395)	(.336)	(.264)	(.224)	(.257)
Distributions from Realized Capital Gains	—	—	—	(.164)	(.335)
Total Distributions	(.395)	(.336)	(.264)	(.388)	(.592)
Net Asset Value, End of Period	$8.58	$8.65	$8.62	$9.67	$10.39
Total Return[2]	3.83%	4.44%	-8.09%	-3.27%	7.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,528	$1,613	$1,521	$1,895	$2,305
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.51%	3.95%	2.91%	2.16%	2.41%
Portfolio Turnover Rate[4]	78%	73%	93%	82%	113%[5]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 2%, 2%, 11%, 1%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.65	$8.62	$9.67	$10.39	$10.23
Investment Operations
Net Investment Income[1]	.397	.340	.262	.228	.261
Net Realized and Unrealized Gain (Loss) on Investments	(.064)	.035	(1.040)	(.550)	.501
Total from Investment Operations	.333	.375	(.778)	(.322)	.762
Distributions
Dividends from Net Investment Income	(.403)	(.345)	(.272)	(.234)	(.267)
Distributions from Realized Capital Gains	—	—	—	(.164)	(.335)
Total Distributions	(.403)	(.345)	(.272)	(.398)	(.602)
Net Asset Value, End of Period	$8.58	$8.65	$8.62	$9.67	$10.39
Total Return[2]	3.94%	4.54%	-8.00%	-3.17%	7.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,434	$30,575	$29,569	$34,013	$35,093
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.61%	4.05%	3.02%	2.25%	2.50%
Portfolio Turnover Rate[4]	78%	73%	93%	82%	113%[5]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 2%, 2%, 11%, 1%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract.

Intermediate-Term Investment-Grade Fund
Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended January 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 5% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended January 31, 2025, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled,

Intermediate-Term Investment-Grade Fund
the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended January 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

Intermediate-Term Investment-Grade Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $941,000, representing less than 0.01% of the fund’s net assets and 0.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,858,482	—	3,858,482
Asset-Backed/Commercial Mortgage-Backed Securities	—	555,205	—	555,205
Corporate Bonds	—	28,781,902	—	28,781,902
Floating Rate Loan Interests	—	7,473	—	7,473
Sovereign Bonds	—	1,187,189	—	1,187,189
Taxable Municipal Bonds	—	62,698	—	62,698
Temporary Cash Investments	222,812	—	—	222,812
Options Purchased	—	2,720	—	2,720
Total	222,812	34,455,669	—	34,678,481
Derivative Financial Instruments
Assets
Futures Contracts[1]	25,160	—	—	25,160
Forward Currency Contracts	—	4,994	—	4,994
Swap Contracts	11,385[1]	243	—	11,628
Total	36,545	5,237	—	41,782
Liabilities
Options Written	—	(133)	—	(133)
Forward Currency Contracts	—	(1,079)	—	(1,079)
Swap Contracts	(3,396)[1]	(529)	—	(3,925)
Total	(3,396)	(1,741)	—	(5,137)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At January 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	—	2,720	2,720
Swap Premiums Paid	—	—	536	536
Unrealized Appreciation—Futures Contracts[1]	25,160	—	—	25,160
Unrealized Appreciation—Centrally Cleared Swap Contracts	2,243	—	9,142	11,385
Unrealized Appreciation—Forward Currency Contracts	—	4,994	—	4,994
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	243	243
Total Assets	27,403	4,994	12,641	45,038

Options Written, at Value	—	—	(133)	(133)
Swap Premiums Received	—	—	(349)	(349)
Unrealized Depreciation—Centrally Cleared Swap Contracts	(3,396)	—	—	(3,396)
Unrealized Depreciation—Forward Currency Contracts	—	(1,079)	—	(1,079)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	(529)	(529)
Total Liabilities	(3,396)	(1,079)	(1,011)	(5,486)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Intermediate-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended January 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(102,902)	—	—	(102,902)
Options Purchased	2,804	—	(20,905)	(18,101)
Options Written	1,793	—	3,263	5,056
Swap Contracts	(10,307)	—	26,733	16,426
Forward Currency Contracts	—	47,092	—	47,092
Realized Net Gain (Loss) on Derivatives	(108,612)	47,092	9,091	(52,429)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	32,534	—	—	32,534
Options Purchased	—	—	2,407	2,407
Options Written	—	—	(386)	(386)
Swap Contracts	(1,088)	—	5,948	4,860
Forward Currency Contracts	—	595	—	595
Change in Unrealized Appreciation (Depreciation) on Derivatives	31,446	595	7,969	40,010
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	45,162
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(782,254)
Capital Loss Carryforwards	(4,013,099)
Qualified Late-Year Losses	—
Other Temporary Differences	(18,664)
Total	(4,768,855)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,580,769	1,268,124
Long-Term Capital Gains	—	—
Total	1,580,769	1,268,124
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,462,234
Gross Unrealized Appreciation	338,500
Gross Unrealized Depreciation	(1,120,754)
Net Unrealized Appreciation (Depreciation)	(782,254)

Intermediate-Term Investment-Grade Fund
G.	During the year ended January 31, 2025, the fund purchased $20,180,944,000 of investment securities and sold $18,467,604,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,759,905,000 and $7,485,796,000, respectively.
H.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	316,218	36,592	411,869	49,345
Issued in Lieu of Cash Distributions	62,159	7,221	52,316	6,220
Redeemed	(448,519)	(52,196)	(382,396)	(45,575)
Net Increase (Decrease)—Investor Shares	(70,142)	(8,383)	81,789	9,990
Admiral Shares
Issued	7,735,985	897,847	6,606,660	785,912
Issued in Lieu of Cash Distributions	1,303,477	151,357	1,039,114	123,599
Redeemed	(5,927,234)	(687,492)	(6,760,911)	(804,953)
Net Increase (Decrease)—Admiral Shares	3,112,228	361,712	884,863	104,558
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Long-Term Investment-Grade Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.9%)
U.S. Government Securities (7.4%)
	United States Treasury Note/Bond	3.875%	12/31/29	7,000	6,856
	United States Treasury Note/Bond	4.000%	2/15/34	13,842	13,297
[1]	United States Treasury Note/Bond	4.375%	5/15/34	156,357	154,428
[2]	United States Treasury Note/Bond	3.875%	8/15/34	19,900	18,880
[3]	United States Treasury Note/Bond	4.250%	11/15/34	17,000	16,604
	United States Treasury Note/Bond	4.250%	5/15/39	57,000	54,275
	United States Treasury Note/Bond	4.375%	11/15/39	50,170	48,242
	United States Treasury Note/Bond	1.125%	5/15/40	300	181
	United States Treasury Note/Bond	4.375%	5/15/40	3,000	2,876
[3]	United States Treasury Note/Bond	1.125%	8/15/40	92,552	55,430
	United States Treasury Note/Bond	1.875%	2/15/41	12,092	8,140
	United States Treasury Note/Bond	4.750%	2/15/41	7,085	7,067
	United States Treasury Note/Bond	2.250%	5/15/41	55,043	39,192
	United States Treasury Note/Bond	4.375%	5/15/41	9,803	9,351
	United States Treasury Note/Bond	1.750%	8/15/41	3,250	2,114
	United States Treasury Note/Bond	3.750%	8/15/41	5,250	4,628
	United States Treasury Note/Bond	2.000%	11/15/41	9,505	6,408
	United States Treasury Note/Bond	3.125%	11/15/41	7,110	5,735
	United States Treasury Note/Bond	2.375%	2/15/42	6,000	4,285
	United States Treasury Note/Bond	3.125%	2/15/42	4,000	3,215
	United States Treasury Note/Bond	2.750%	8/15/42	200	151
	United States Treasury Note/Bond	3.375%	8/15/42	3,615	2,994
	United States Treasury Note/Bond	2.750%	11/15/42	2,740	2,053
	United States Treasury Note/Bond	4.000%	11/15/42	2,250	2,029
	United States Treasury Note/Bond	3.875%	2/15/43	3,199	2,829
	United States Treasury Note/Bond	2.875%	5/15/43	2,050	1,556
	United States Treasury Note/Bond	3.875%	5/15/43	2,475	2,184
	United States Treasury Note/Bond	3.625%	8/15/43	6,471	5,492
	United States Treasury Note/Bond	4.375%	8/15/43	29,585	27,907
	United States Treasury Note/Bond	3.750%	11/15/43	6,300	5,431
	United States Treasury Note/Bond	3.625%	2/15/44	4,378	3,702
	United States Treasury Note/Bond	4.500%	2/15/44	47,670	45,584
	United States Treasury Note/Bond	3.375%	5/15/44	3,000	2,437
	United States Treasury Note/Bond	4.625%	5/15/44	13,855	13,463
	United States Treasury Note/Bond	3.125%	8/15/44	15,900	12,380
	United States Treasury Note/Bond	4.125%	8/15/44	7,904	7,170
	United States Treasury Note/Bond	3.000%	11/15/44	3,000	2,284
[2,3]	United States Treasury Note/Bond	4.625%	11/15/44	99,881	96,947
	United States Treasury Note/Bond	2.500%	2/15/45	9,227	6,415
	United States Treasury Note/Bond	3.000%	5/15/45	49,757	37,691
	United States Treasury Note/Bond	2.500%	2/15/46	18,510	12,694
	United States Treasury Note/Bond	2.250%	8/15/46	42,180	27,318
	United States Treasury Note/Bond	2.875%	11/15/46	2,500	1,820
	United States Treasury Note/Bond	3.000%	5/15/47	4,085	3,027
[2,3]	United States Treasury Note/Bond	2.750%	11/15/47	27,000	18,993
	United States Treasury Note/Bond	3.125%	5/15/48	9,455	7,097
	United States Treasury Note/Bond	3.000%	8/15/48	9,475	6,938
	United States Treasury Note/Bond	3.375%	11/15/48	94,428	73,949
	United States Treasury Note/Bond	3.000%	2/15/49	24,530	17,884
	United States Treasury Note/Bond	2.875%	5/15/49	17,920	12,726
	United States Treasury Note/Bond	2.250%	8/15/49	4,000	2,481
	United States Treasury Note/Bond	2.375%	11/15/49	15,035	9,568
	United States Treasury Note/Bond	2.000%	2/15/50	15,000	8,719
	United States Treasury Note/Bond	1.250%	5/15/50	9,250	4,385
	United States Treasury Note/Bond	1.375%	8/15/50	2,000	975
	United States Treasury Note/Bond	1.625%	11/15/50	10,428	5,439
	United States Treasury Note/Bond	1.875%	2/15/51	10,900	6,067
[3]	United States Treasury Note/Bond	2.375%	5/15/51	15,221	9,568
	United States Treasury Note/Bond	2.000%	8/15/51	9,430	5,387
	United States Treasury Note/Bond	2.250%	2/15/52	36,932	22,384

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.875%	5/15/52	275	192
	United States Treasury Note/Bond	3.000%	8/15/52	10,000	7,169
	United States Treasury Note/Bond	4.000%	11/15/52	7,000	6,090
	United States Treasury Note/Bond	3.625%	2/15/53	198	161
	United States Treasury Note/Bond	4.125%	8/15/53	21,022	18,716
	United States Treasury Note/Bond	4.750%	11/15/53	50,716	50,090
					1,081,740
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	34,687
	Tennessee Valley Authority	4.250%	9/15/65	10,000	8,164
					42,851
Conventional Mortgage-Backed Securities (0.2%)
[4,5]	Fannie Mae Pool	2.320%	4/1/36	21,490	16,391
[4,5]	Fannie Mae Pool	2.120%	10/1/36	23,000	17,078
					33,469
Total U.S. Government and Agency Obligations (Cost $1,207,318)					1,158,060
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	21,675	16,355
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	22,280
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,078)					38,635
Corporate Bonds (77.3%)
Communications (4.8%)
	America Movil SAB de CV	4.375%	4/22/49	11,000	9,004
[6]	AT&T Inc.	2.600%	5/19/38	800	736
	AT&T Inc.	3.500%	6/1/41	15,830	12,150
	AT&T Inc.	5.550%	8/15/41	2,000	1,945
	AT&T Inc.	4.650%	6/1/44	1,602	1,377
	AT&T Inc.	5.450%	3/1/47	2,000	1,885
	AT&T Inc.	3.500%	9/15/53	6,990	4,721
	AT&T Inc.	3.800%	12/1/57	8,464	5,864
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	2,000	1,383
[7]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	500	451
	Comcast Corp.	5.650%	6/15/35	6,490	6,595
	Comcast Corp.	6.500%	11/15/35	4,318	4,684
	Comcast Corp.	6.450%	3/15/37	3,000	3,216
	Comcast Corp.	3.900%	3/1/38	15,335	12,888
	Comcast Corp.	4.600%	10/15/38	7,265	6,538
	Comcast Corp.	3.250%	11/1/39	5,540	4,205
	Comcast Corp.	3.750%	4/1/40	14,336	11,500
	Comcast Corp.	4.500%	1/15/43	1,272	1,053
	Comcast Corp.	4.750%	3/1/44	5,045	4,408
	Comcast Corp.	3.400%	7/15/46	14,755	10,341
	Comcast Corp.	4.000%	8/15/47	25,475	19,369
	Comcast Corp.	3.969%	11/1/47	75,944	57,420
	Comcast Corp.	3.999%	11/1/49	30,176	22,707
	Comcast Corp.	3.450%	2/1/50	8,928	6,087
	Comcast Corp.	2.887%	11/1/51	48,839	29,352
	Comcast Corp.	2.450%	8/15/52	2,000	1,083
	Comcast Corp.	4.049%	11/1/52	3,866	2,895
	Comcast Corp.	5.350%	5/15/53	10,910	9,968
	Comcast Corp.	5.650%	6/1/54	8,612	8,276
	Comcast Corp.	2.937%	11/1/56	107,325	61,838
	Comcast Corp.	4.950%	10/15/58	1,546	1,318
	Comcast Corp.	2.650%	8/15/62	3,256	1,684
	Comcast Corp.	2.987%	11/1/63	119,524	66,755
	Comcast Corp.	5.500%	5/15/64	2,420	2,215
[8]	Deutsche Telekom AG	3.625%	1/21/50	3,330	2,377
[8]	DISH Network Corp.	11.750%	11/15/27	138	146
[8]	Level 3 Financing Inc.	3.875%	11/15/29	48	38
[8]	Level 3 Financing Inc.	10.000%	10/15/32	75	75
	Meta Platforms Inc.	4.450%	8/15/52	8,000	6,724
	Meta Platforms Inc.	5.600%	5/15/53	68,635	68,420
	Meta Platforms Inc.	5.400%	8/15/54	44,569	43,132
	Meta Platforms Inc.	5.750%	5/15/63	27,360	27,484
	Meta Platforms Inc.	5.550%	8/15/64	20,505	19,902
	NBCUniversal Media LLC	5.950%	4/1/41	3,000	3,019

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NBCUniversal Media LLC	4.450%	1/15/43	8,827	7,498
	Orange SA	5.375%	1/13/42	1,086	1,031
	Paramount Global	5.850%	9/1/43	1,480	1,300
	Paramount Global	4.900%	8/15/44	980	756
	Telefonica Emisiones SA	4.665%	3/6/38	950	845
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,773
	Telefonica Emisiones SA	4.895%	3/6/48	2,150	1,808
	Time Warner Cable LLC	7.300%	7/1/38	1,464	1,520
	T-Mobile USA Inc.	5.250%	6/15/55	5,000	4,540
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,000	1,567
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,900	3,965
	Uber Technologies Inc.	5.350%	9/15/54	2,809	2,603
[6]	Verizon Communications Inc.	1.850%	5/18/40	800	648
	Verizon Communications Inc.	3.400%	3/22/41	5,820	4,424
	Verizon Communications Inc.	3.850%	11/1/42	3,000	2,366
	Verizon Communications Inc.	5.500%	2/23/54	1,670	1,599
	Verizon Communications Inc.	2.987%	10/30/56	2,220	1,315
	Vodafone Group plc	5.625%	2/10/53	3,366	3,163
	Vodafone Group plc	5.750%	6/28/54	2,140	2,046
	Vodafone Group plc	5.875%	6/28/64	2,420	2,314
	Walt Disney Co.	6.400%	12/15/35	2,231	2,445
	Walt Disney Co.	6.650%	11/15/37	2,924	3,264
	Walt Disney Co.	3.500%	5/13/40	37,195	29,813
	Walt Disney Co.	4.750%	9/15/44	12,772	11,437
	Walt Disney Co.	2.750%	9/1/49	60,204	37,536
	Walt Disney Co.	3.600%	1/13/51	3,081	2,253
					701,057
Consumer Discretionary (4.0%)
	Amazon.com Inc.	4.050%	8/22/47	62,075	50,887
	Amazon.com Inc.	2.500%	6/3/50	28,720	17,087
	Amazon.com Inc.	3.100%	5/12/51	22,740	15,252
	Amazon.com Inc.	3.950%	4/13/52	5,000	3,937
	Amazon.com Inc.	4.250%	8/22/57	37,417	30,509
	Amazon.com Inc.	2.700%	6/3/60	18,830	10,872
	Amazon.com Inc.	3.250%	5/12/61	28,475	18,501
	Amazon.com Inc.	4.100%	4/13/62	29,035	22,723
[4]	American University	3.672%	4/1/49	2,854	2,155
	Brown University	2.924%	9/1/50	1,668	1,105
	California Institute of Technology	3.650%	9/1/19	4,370	2,764
	Case Western Reserve University	5.405%	6/1/22	1,997	1,871
[4]	Duke University	2.682%	10/1/44	3,254	2,316
[4]	Duke University	2.832%	10/1/55	10,686	6,652
[8]	ERAC USA Finance LLC	5.200%	10/30/34	7,282	7,194
[8]	ERAC USA Finance LLC	7.000%	10/15/37	7,998	9,021
	Ford Foundation	2.815%	6/1/70	2,055	1,148
	Ford Motor Co.	9.625%	4/22/30	10	12
	George Washington University	4.300%	9/15/44	2,910	2,509
	Georgetown University	2.943%	4/1/50	12,600	8,096
	Home Depot Inc.	5.875%	12/16/36	2,595	2,736
	Home Depot Inc.	3.300%	4/15/40	1,000	779
	Home Depot Inc.	5.400%	9/15/40	1,019	1,013
	Home Depot Inc.	5.950%	4/1/41	18,496	19,331
	Home Depot Inc.	4.875%	2/15/44	45,225	41,458
	Home Depot Inc.	4.400%	3/15/45	8,988	7,688
	Home Depot Inc.	4.250%	4/1/46	21,669	18,057
	Home Depot Inc.	3.900%	6/15/47	31,362	24,524
	Home Depot Inc.	4.500%	12/6/48	2,444	2,091
	Home Depot Inc.	3.125%	12/15/49	1,622	1,087
	Home Depot Inc.	3.350%	4/15/50	4,030	2,805
	Home Depot Inc.	2.375%	3/15/51	586	329
	Home Depot Inc.	2.750%	9/15/51	23,930	14,557
	Home Depot Inc.	3.625%	4/15/52	3,302	2,396
	Home Depot Inc.	4.950%	9/15/52	3,142	2,847
	Home Depot Inc.	5.300%	6/25/54	13,629	12,980
	Home Depot Inc.	3.500%	9/15/56	957	661
	Home Depot Inc.	5.400%	6/25/64	6,183	5,896
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	3,829
[4]	Johns Hopkins University	2.813%	1/1/60	2,096	1,251
	Leland Stanford Junior University	3.647%	5/1/48	15,778	12,171

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leland Stanford Junior University	2.413%	6/1/50	1,668	989
	Lowe's Cos. Inc.	4.250%	4/1/52	1,525	1,192
	Lowe's Cos. Inc.	5.625%	4/15/53	3,500	3,364
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	24,321	21,763
	Massachusetts Institute of Technology	2.989%	7/1/50	1,668	1,120
	Massachusetts Institute of Technology	3.067%	4/1/52	1,668	1,125
	Massachusetts Institute of Technology	5.600%	7/1/11	2,019	2,020
	Massachusetts Institute of Technology	4.678%	7/1/14	1,373	1,155
	NIKE Inc.	3.625%	5/1/43	10,604	8,316
[4]	Northeastern University	2.894%	10/1/50	17,647	11,438
	President & Fellows of Harvard College	4.875%	10/15/40	860	825
	President & Fellows of Harvard College	3.150%	7/15/46	17,501	12,562
	President & Fellows of Harvard College	3.745%	11/15/52	21,472	16,404
[6]	Richemont International Holding SA	1.625%	5/26/40	600	479
	Rockefeller Foundation	2.492%	10/1/50	38,600	23,356
	Tapestry Inc.	5.500%	3/11/35	4,820	4,736
	Thomas Jefferson University	3.847%	11/1/57	9,432	6,705
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,250	816
[4]	University of Chicago	2.761%	4/1/45	12,056	9,112
[4]	University of Chicago	2.547%	4/1/50	10,064	6,598
[4]	University of Southern California	3.028%	10/1/39	2,603	2,063
	University of Southern California	2.945%	10/1/51	3,485	2,282
	University of Southern California	4.976%	10/1/53	14,279	13,338
[6]	Volkswagen International Finance NV	1.500%	1/21/41	200	141
	Washington University	3.524%	4/15/54	2,420	1,761
	Washington University	4.349%	4/15/22	1,830	1,405
[8]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	25,050
	Yale University	2.402%	4/15/50	19,845	11,748
					584,960
Consumer Staples (5.3%)
	Altria Group Inc.	4.450%	5/6/50	1,130	872
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	34,227	32,391
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	195,756	177,051
[6]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	900	935
[6]	Anheuser-Busch InBev SA NV	3.950%	3/22/44	700	734
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	15,481
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,171	6,155
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,971	8,303
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	7,277	6,107
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	72,757	71,338
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,010	4,064
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,749	11,541
	Archer-Daniels-Midland Co.	2.700%	9/15/51	17,350	10,359
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,189
	BAT Capital Corp.	3.734%	9/25/40	2,000	1,524
	BAT Capital Corp.	7.079%	8/2/43	1,898	2,058
	BAT Capital Corp.	4.540%	8/15/47	2,521	2,006
	BAT Capital Corp.	4.758%	9/6/49	3,617	2,940
	BAT Capital Corp.	7.081%	8/2/53	2,328	2,559
[8]	Cargill Inc.	4.760%	11/23/45	15,000	13,323
[8]	Cargill Inc.	3.125%	5/25/51	13,715	9,012
[8]	Cargill Inc.	4.375%	4/22/52	6,210	5,118
	Coca-Cola Co.	2.875%	5/5/41	10,925	7,969
	Coca-Cola Co.	2.600%	6/1/50	30,500	18,459
	Coca-Cola Co.	3.000%	3/5/51	37,160	24,509
	Coca-Cola Co.	2.500%	3/15/51	17,750	10,430
	Coca-Cola Co.	5.300%	5/13/54	6,510	6,268
	Coca-Cola Co.	5.200%	1/14/55	19,504	18,526
	Coca-Cola Co.	5.400%	5/13/64	30,565	29,356
	Hershey Co.	3.125%	11/15/49	20,500	13,635
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	2,300	2,556
[8]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/55	4,535	4,571
	Kenvue Inc.	5.100%	3/22/43	12,951	12,392
	Kenvue Inc.	5.050%	3/22/53	19,020	17,616
	Kenvue Inc.	5.200%	3/22/63	13,367	12,277
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,330	2,003
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,000	1,875
	Kroger Co.	5.500%	9/15/54	4,768	4,473
	Kroger Co.	5.650%	9/15/64	4,249	3,981

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Nestle Capital Corp.	5.100%	3/12/54	20,000	18,757
[8]	Nestle Holdings Inc.	4.000%	9/24/48	20,000	15,907
	PepsiCo Inc.	2.750%	10/21/51	13,335	8,209
	PepsiCo Inc.	4.650%	2/15/53	44,960	39,086
	PepsiCo Inc.	5.250%	7/17/54	11,765	11,253
	Philip Morris International Inc.	6.375%	5/16/38	10,019	10,801
[6]	Philip Morris International Inc.	1.450%	8/1/39	1,200	886
	Philip Morris International Inc.	4.375%	11/15/41	5,149	4,370
	Philip Morris International Inc.	3.875%	8/21/42	7,050	5,586
	Philip Morris International Inc.	4.125%	3/4/43	30,803	25,048
	Philip Morris International Inc.	4.875%	11/15/43	12,345	11,096
	Philip Morris International Inc.	4.250%	11/10/44	4,376	3,590
	Reynolds American Inc.	6.150%	9/15/43	3,000	2,967
[8]	SC Johnson & Son Inc.	4.000%	5/15/43	14,935	11,710
	Target Corp.	3.900%	11/15/47	2,000	1,554
	Target Corp.	2.950%	1/15/52	17,210	10,958
	Walmart Inc.	3.625%	12/15/47	2,380	1,823
	Walmart Inc.	4.500%	4/15/53	17,530	15,290
					774,847
Energy (6.1%)
[8]	APA Corp.	6.750%	2/15/55	3,790	3,760
	BP Capital Markets America Inc.	3.060%	6/17/41	23,932	17,349
	BP Capital Markets America Inc.	3.000%	2/24/50	22,017	13,976
	BP Capital Markets America Inc.	2.772%	11/10/50	31,224	18,802
	BP Capital Markets America Inc.	2.939%	6/4/51	59,742	37,068
	BP Capital Markets America Inc.	3.001%	3/17/52	22,323	13,983
	BP Capital Markets America Inc.	3.379%	2/8/61	23,891	15,143
[6]	BP Capital Markets BV	0.933%	12/4/40	800	537
[6]	BP Capital Markets BV	1.467%	9/21/41	700	507
	Burlington Resources LLC	5.950%	10/15/36	2,000	2,080
	Chevron Corp.	3.078%	5/11/50	14,305	9,469
	ConocoPhillips Co.	3.758%	3/15/42	7,994	6,283
	ConocoPhillips Co.	4.300%	11/15/44	9,450	7,843
	ConocoPhillips Co.	5.950%	3/15/46	1,052	1,070
	ConocoPhillips Co.	3.800%	3/15/52	41,801	30,418
	ConocoPhillips Co.	5.300%	5/15/53	16,053	14,780
	ConocoPhillips Co.	5.550%	3/15/54	4,172	3,983
	ConocoPhillips Co.	5.500%	1/15/55	4,425	4,190
	ConocoPhillips Co.	4.025%	3/15/62	38,709	27,967
	ConocoPhillips Co.	5.700%	9/15/63	12,808	12,225
	ConocoPhillips Co.	5.650%	1/15/65	8,940	8,422
[8]	DCP Midstream Operating LP	6.750%	9/15/37	6,241	6,654
	Diamondback Energy Inc.	4.400%	3/24/51	3,000	2,325
	Diamondback Energy Inc.	6.250%	3/15/53	2,500	2,502
	Diamondback Energy Inc.	5.750%	4/18/54	3,938	3,705
	Diamondback Energy Inc.	5.900%	4/18/64	4,172	3,927
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	1,930	1,982
[8]	EIG Pearl Holdings Sarl	4.387%	11/30/46	15,465	12,111
	Enbridge Inc.	4.000%	11/15/49	3,000	2,254
	Enbridge Inc.	6.700%	11/15/53	1,632	1,760
	Enbridge Inc.	5.950%	4/5/54	1,256	1,238
	Energy Transfer LP	6.100%	2/15/42	2,000	1,978
	Energy Transfer LP	5.150%	2/1/43	3,000	2,661
	Energy Transfer LP	5.300%	4/15/47	3,056	2,698
	Energy Transfer LP	5.000%	5/15/50	3,172	2,684
[8]	Eni SpA	5.950%	5/15/54	15,525	15,026
	Enterprise Products Operating LLC	5.100%	2/15/45	5,833	5,362
	Enterprise Products Operating LLC	4.900%	5/15/46	3,568	3,178
	Enterprise Products Operating LLC	4.800%	2/1/49	13,000	11,281
	Enterprise Products Operating LLC	4.200%	1/31/50	22,391	17,615
	Enterprise Products Operating LLC	3.700%	1/31/51	2,424	1,743
	Enterprise Products Operating LLC	3.200%	2/15/52	4,214	2,724
	Enterprise Products Operating LLC	3.300%	2/15/53	1,898	1,244
	Enterprise Products Operating LLC	4.950%	10/15/54	1,586	1,384
	Enterprise Products Operating LLC	3.950%	1/31/60	17,213	12,316
	EOG Resources Inc.	4.950%	4/15/50	18,160	16,060
	EOG Resources Inc.	5.650%	12/1/54	2,850	2,769
	Equinor ASA	3.625%	4/6/40	19,225	15,620
	Equinor ASA	4.250%	11/23/41	1,954	1,684

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	3.950%	5/15/43	25,664	21,157
	Equinor ASA	3.250%	11/18/49	16,750	11,424
	Equinor ASA	3.700%	4/6/50	5,245	3,879
	Exxon Mobil Corp.	4.227%	3/19/40	5,384	4,707
	Exxon Mobil Corp.	4.114%	3/1/46	23,460	19,042
	Exxon Mobil Corp.	3.095%	8/16/49	14,882	9,882
	Exxon Mobil Corp.	4.327%	3/19/50	18,597	15,314
	Exxon Mobil Corp.	3.452%	4/15/51	3,680	2,578
[4,8]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	8,445	8,585
[4,8]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	19,640	19,310
	Halliburton Co.	4.500%	11/15/41	1,012	867
	Halliburton Co.	5.000%	11/15/45	4,824	4,314
	Hess Corp.	5.600%	2/15/41	3,905	3,832
	Hess Corp.	5.800%	4/1/47	19,647	19,652
	ONEOK Inc.	5.700%	11/1/54	3,420	3,188
	Ovintiv Inc.	6.500%	2/1/38	891	907
	Petroleos del Peru SA	5.625%	6/19/47	830	525
	Petroleos Mexicanos	6.500%	6/2/41	711	499
	Petroleos Mexicanos	6.375%	1/23/45	87	58
[8]	Saudi Arabian Oil Co.	5.750%	7/17/54	15,065	14,061
	Shell Finance US Inc.	4.125%	5/11/35	8,891	8,134
	Shell Finance US Inc.	4.550%	8/12/43	15,195	13,219
	Shell Finance US Inc.	4.375%	5/11/45	48,595	40,844
	Shell Finance US Inc.	4.000%	5/10/46	37,137	29,267
	Shell Finance US Inc.	3.750%	9/12/46	63,375	47,861
	Shell Finance US Inc.	3.250%	4/6/50	11,730	7,897
	Shell International Finance BV	6.375%	12/15/38	4,243	4,628
	Shell International Finance BV	2.875%	11/26/41	15,345	10,804
	Shell International Finance BV	3.625%	8/21/42	1,257	974
	Shell International Finance BV	3.125%	11/7/49	5,000	3,286
	Shell International Finance BV	3.000%	11/26/51	33,789	21,373
	Suncor Energy Inc.	3.750%	3/4/51	343	239
	Targa Resources Corp.	4.950%	4/15/52	7,000	5,896
	Targa Resources Corp.	6.500%	2/15/53	4,725	4,928
	TotalEnergies Capital International SA	2.986%	6/29/41	28,113	20,205
	TotalEnergies Capital International SA	3.461%	7/12/49	514	360
	TotalEnergies Capital International SA	3.127%	5/29/50	28,883	18,894
	TotalEnergies Capital SA	5.488%	4/5/54	31,120	29,683
	TotalEnergies Capital SA	5.275%	9/10/54	27,512	25,470
	TotalEnergies Capital SA	5.638%	4/5/64	20,618	19,579
	TotalEnergies Capital SA	5.425%	9/10/64	16,490	15,289
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,894	1,917
	Williams Cos. Inc.	6.000%	3/15/55	1,450	1,448
					902,316
Financials (16.8%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	7,598	5,969
	Aflac Inc.	4.000%	10/15/46	942	734
	Aflac Inc.	4.750%	1/15/49	800	691
	Allstate Corp.	4.200%	12/15/46	9,485	7,564
	American Express Co.	4.050%	12/3/42	752	635
	Aon North America Inc.	5.750%	3/1/54	11,160	10,953
	Apollo Global Management Inc.	5.800%	5/21/54	5,323	5,276
	Apollo Global Management Inc.	6.000%	12/15/54	1,865	1,825
	Athene Holding Ltd.	6.250%	4/1/54	7,115	7,128
	Athene Holding Ltd.	6.625%	10/15/54	4,379	4,370
[7]	Aviva plc	6.875%	5/20/58	200	253
	Bank of America Corp.	5.518%	10/25/35	36,015	35,267
	Bank of America Corp.	5.511%	1/24/36	27,150	27,306
	Bank of America Corp.	6.110%	1/29/37	3,957	4,093
	Bank of America Corp.	4.244%	4/24/38	69,054	61,612
	Bank of America Corp.	7.750%	5/14/38	2,400	2,808
	Bank of America Corp.	4.078%	4/23/40	15,242	13,041
	Bank of America Corp.	2.676%	6/19/41	66,447	46,483
	Bank of America Corp.	5.875%	2/7/42	7,136	7,439
	Bank of America Corp.	3.311%	4/22/42	60,240	45,283
	Bank of America Corp.	5.000%	1/21/44	2,686	2,509
	Bank of America Corp.	4.875%	4/1/44	3,000	2,751
	Bank of America Corp.	4.443%	1/20/48	18,377	15,494
	Bank of America Corp.	3.946%	1/23/49	64,760	50,239

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	4.330%	3/15/50	19,871	16,345
	Bank of America Corp.	4.083%	3/20/51	29,873	23,447
	Bank of America Corp.	2.831%	10/24/51	22,553	13,928
	Bank of America Corp.	3.483%	3/13/52	2,068	1,463
	Bank of America Corp.	2.972%	7/21/52	3,756	2,391
[6]	Barclays plc	4.347%	5/8/35	800	868
	Barclays plc	3.330%	11/24/42	2,000	1,453
	Barclays plc	6.036%	3/12/55	5,200	5,230
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,722
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,172	3,413
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,109	3,382
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,000	1,869
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	9,346	7,014
	BlackRock Funding Inc.	5.250%	3/14/54	16,310	15,431
	BlackRock Funding Inc.	5.350%	1/8/55	10,135	9,755
[8]	BPCE SA	6.915%	1/14/46	4,320	4,481
	Brookfield Finance Inc.	6.300%	1/15/55	7,410	7,117
	Capital One Financial Corp.	6.183%	1/30/36	15,100	15,142
	Chubb INA Holdings LLC	4.150%	3/13/43	1,616	1,346
	Chubb INA Holdings LLC	4.350%	11/3/45	22,463	18,929
	Chubb INA Holdings LLC	2.850%	12/15/51	5,000	3,106
	Chubb INA Holdings LLC	3.050%	12/15/61	7,235	4,328
	Citigroup Inc.	3.878%	1/24/39	64,480	54,157
	Citigroup Inc.	8.125%	7/15/39	2,000	2,473
	Citigroup Inc.	5.316%	3/26/41	15,000	14,447
	Citigroup Inc.	5.875%	1/30/42	3,694	3,782
	Citigroup Inc.	2.904%	11/3/42	2,842	1,990
	Citigroup Inc.	4.650%	7/30/45	5,125	4,489
	Citigroup Inc.	4.281%	4/24/48	2,250	1,845
	Citigroup Inc.	4.650%	7/23/48	9,769	8,437
	Corebridge Financial Inc.	4.350%	4/5/42	7,108	5,920
	Corebridge Financial Inc.	4.400%	4/5/52	4,198	3,363
[6]	Credit Agricole SA	4.125%	2/26/36	900	969
[8]	FMR LLC	6.450%	11/15/39	16,010	17,564
	GATX Corp.	3.100%	6/1/51	2,845	1,788
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	6,452	7,194
[8]	Global Atlantic Fin Co.	6.750%	3/15/54	4,750	4,795
	Goldman Sachs Group Inc.	4.017%	10/31/38	116,458	98,992
	Goldman Sachs Group Inc.	4.411%	4/23/39	30,751	27,173
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,492	8,998
	Goldman Sachs Group Inc.	3.210%	4/22/42	5,340	3,915
	Goldman Sachs Group Inc.	2.908%	7/21/42	15,319	10,708
	Goldman Sachs Group Inc.	3.436%	2/24/43	17,156	12,885
	Goldman Sachs Group Inc.	4.800%	7/8/44	4,806	4,287
	Goldman Sachs Group Inc.	5.561%	11/19/45	48,860	47,616
	Goldman Sachs Group Inc.	5.734%	1/28/56	49,070	48,941
	HSBC Bank USA NA	5.625%	8/15/35	750	755
	HSBC Holdings plc	6.500%	9/15/37	9,580	9,901
	HSBC Holdings plc	6.800%	6/1/38	23,749	25,052
	HSBC Holdings plc	6.332%	3/9/44	41,275	43,633
	Huntington Bancshares Inc.	6.141%	11/18/39	2,000	2,007
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	703
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,451	2,832
	Intercontinental Exchange Inc.	3.000%	6/15/50	11,420	7,353
	Intercontinental Exchange Inc.	4.950%	6/15/52	50,001	44,909
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,357	1,393
	Intercontinental Exchange Inc.	5.200%	6/15/62	39,317	36,067
	Invesco Finance plc	5.375%	11/30/43	5,264	4,939
	JPMorgan Chase & Co.	5.294%	7/22/35	7,710	7,638
	JPMorgan Chase & Co.	5.502%	1/24/36	3,425	3,450
	JPMorgan Chase & Co.	6.400%	5/15/38	5,520	6,045
	JPMorgan Chase & Co.	3.882%	7/24/38	52,560	44,919
	JPMorgan Chase & Co.	5.500%	10/15/40	24,652	24,722
	JPMorgan Chase & Co.	3.109%	4/22/41	18,900	14,185
	JPMorgan Chase & Co.	5.600%	7/15/41	6,608	6,663
	JPMorgan Chase & Co.	2.525%	11/19/41	3,910	2,664
	JPMorgan Chase & Co.	5.400%	1/6/42	2,902	2,866
	JPMorgan Chase & Co.	3.157%	4/22/42	31,906	23,582
	JPMorgan Chase & Co.	5.625%	8/16/43	3,000	2,982
	JPMorgan Chase & Co.	4.850%	2/1/44	2,070	1,898

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.950%	6/1/45	3,000	2,730
	JPMorgan Chase & Co.	5.534%	11/29/45	69,090	67,892
	JPMorgan Chase & Co.	4.260%	2/22/48	37,116	30,704
	JPMorgan Chase & Co.	4.032%	7/24/48	34,162	27,078
	JPMorgan Chase & Co.	3.964%	11/15/48	106,980	83,929
	JPMorgan Chase & Co.	3.897%	1/23/49	44,787	34,720
	JPMorgan Chase & Co.	3.109%	4/22/51	18,916	12,531
	JPMorgan Chase & Co.	3.328%	4/22/52	13,179	9,124
[8]	LSEGA Financing plc	3.200%	4/6/41	23,170	17,145
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	14,705	14,344
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,268	1,026
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,500	2,227
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	734	454
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,586	1,686
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	2,002	1,911
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	1,278	1,271
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	2,452	2,344
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	9,340	8,844
[8]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	4,932
[8]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	12,195	7,865
	MetLife Inc.	5.875%	2/6/41	2,500	2,559
	MetLife Inc.	4.125%	8/13/42	26,299	21,861
	MetLife Inc.	4.875%	11/13/43	2,044	1,851
	MetLife Inc.	4.600%	5/13/46	1,586	1,375
	MetLife Inc.	5.000%	7/15/52	6,714	6,044
	MetLife Inc.	5.250%	1/15/54	4,214	3,927
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	4,200	3,538
	Morgan Stanley	5.831%	4/19/35	20,870	21,383
[7]	Morgan Stanley	5.213%	10/24/35	200	243
	Morgan Stanley	5.587%	1/18/36	24,830	24,998
	Morgan Stanley	5.948%	1/19/38	6,795	6,858
[9]	Morgan Stanley	3.971%	7/22/38	83,949	71,870
	Morgan Stanley	5.942%	2/7/39	12,185	12,262
	Morgan Stanley	4.457%	4/22/39	5,169	4,654
	Morgan Stanley	3.217%	4/22/42	8,115	6,028
	Morgan Stanley	6.375%	7/24/42	4,373	4,745
	Morgan Stanley	4.300%	1/27/45	17,963	15,037
	Morgan Stanley	4.375%	1/22/47	10,020	8,410
	Morgan Stanley	2.802%	1/25/52	5,586	3,454
	Morgan Stanley	5.516%	11/19/55	43,405	42,092
	Nasdaq Inc.	2.500%	12/21/40	6,194	4,151
	Nasdaq Inc.	6.100%	6/28/63	5,326	5,434
[8]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	9,046	11,560
[8]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	6,723
[8]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	28,074	18,746
	PayPal Holdings Inc.	5.500%	6/1/54	4,096	3,961
	PNC Financial Services Group Inc.	5.575%	1/29/36	17,455	17,543
	Progressive Corp.	4.125%	4/15/47	1,894	1,525
	Progressive Corp.	4.200%	3/15/48	2,472	2,006
	Progressive Corp.	3.950%	3/26/50	1,000	768
	Progressive Corp.	3.700%	3/15/52	700	512
	Prudential Financial Inc.	3.000%	3/10/40	1,051	771
	Prudential Financial Inc.	4.600%	5/15/44	1,870	1,621
	Prudential Financial Inc.	3.905%	12/7/47	2,012	1,536
	Prudential Financial Inc.	4.418%	3/27/48	421	345
	Prudential Financial Inc.	3.935%	12/7/49	2,228	1,677
	Prudential Financial Inc.	4.350%	2/25/50	2,226	1,807
	Prudential Financial Inc.	3.700%	3/13/51	5,438	3,926
	S&P Global Inc.	3.250%	12/1/49	2,086	1,432
	S&P Global Inc.	3.700%	3/1/52	39,428	29,208
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	3,000	3,013
[8]	Teachers Insurance & Annuity Assn. of America	3.300%	5/15/50	16,150	10,804
	Travelers Cos. Inc.	4.600%	8/1/43	1,236	1,088
	Travelers Cos. Inc.	3.750%	5/15/46	2,959	2,262
	Travelers Cos. Inc.	4.000%	5/30/47	2,760	2,184
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	26,791
	Travelers Cos. Inc.	5.450%	5/25/53	4,088	3,953
	UBS AG	4.500%	6/26/48	2,400	2,043
[8]	UBS Group AG	5.699%	2/8/35	43,240	43,774
	UBS Group AG	4.875%	5/15/45	11,600	10,405

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	UBS Group AG	5.379%	9/6/45	5,790	5,538
	Visa Inc.	2.700%	4/15/40	4,500	3,287
	Visa Inc.	4.300%	12/14/45	15,390	13,169
	Visa Inc.	3.650%	9/15/47	30,000	22,985
	Wachovia Corp.	5.500%	8/1/35	1,600	1,596
	Wells Fargo & Co.	5.499%	1/23/35	5,895	5,898
	Wells Fargo & Co.	5.211%	12/3/35	18,120	17,753
	Wells Fargo & Co.	3.068%	4/30/41	16,801	12,353
	Wells Fargo & Co.	5.375%	11/2/43	25,670	24,194
	Wells Fargo & Co.	5.606%	1/15/44	116,400	112,102
	Wells Fargo & Co.	4.650%	11/4/44	7,332	6,234
	Wells Fargo & Co.	3.900%	5/1/45	8,414	6,591
	Wells Fargo & Co.	4.900%	11/17/45	25,151	21,982
	Wells Fargo & Co.	4.400%	6/14/46	28,063	22,784
	Wells Fargo & Co.	4.750%	12/7/46	27,064	23,099
	Wells Fargo & Co.	5.013%	4/4/51	59,172	53,341
	Wells Fargo & Co.	4.611%	4/25/53	42,224	35,613
	Wells Fargo Bank NA	5.850%	2/1/37	2,000	2,044
	Wells Fargo Bank NA	6.600%	1/15/38	3,000	3,256
	Westpac Banking Corp.	2.963%	11/16/40	2,211	1,578
	Westpac Banking Corp.	3.133%	11/18/41	4,318	3,095
					2,455,776
Health Care (12.2%)
	Abbott Laboratories	5.300%	5/27/40	10,015	10,075
	Abbott Laboratories	4.900%	11/30/46	35,345	32,968
	AbbVie Inc.	4.300%	5/14/36	1,000	914
	AbbVie Inc.	4.050%	11/21/39	7,635	6,553
	AbbVie Inc.	4.400%	11/6/42	6,217	5,408
	AbbVie Inc.	5.350%	3/15/44	12,806	12,509
	AbbVie Inc.	4.850%	6/15/44	36,632	33,350
	AbbVie Inc.	4.700%	5/14/45	23,659	21,039
	AbbVie Inc.	4.450%	5/14/46	6,471	5,533
	AbbVie Inc.	4.875%	11/14/48	3,217	2,894
	AbbVie Inc.	4.250%	11/21/49	101,113	82,721
	AbbVie Inc.	5.400%	3/15/54	5,879	5,678
	AbbVie Inc.	5.500%	3/15/64	23,654	22,748
	AdventHealth Obligated Group	2.795%	11/15/51	3,171	1,962
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	6,064
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,291	10,862
	Aetna Inc.	4.750%	3/15/44	1,741	1,452
[4]	Allina Health System	3.887%	4/15/49	3,607	2,766
	Amgen Inc.	4.950%	10/1/41	2,415	2,187
	Amgen Inc.	5.650%	6/15/42	3,000	2,942
	Amgen Inc.	5.600%	3/2/43	4,901	4,787
	Amgen Inc.	4.875%	3/1/53	2,000	1,724
	Amgen Inc.	5.750%	3/2/63	1,750	1,689
	Ascension Health	3.106%	11/15/39	1,500	1,150
	AstraZeneca plc	4.000%	9/18/42	278	231
	AstraZeneca plc	4.375%	11/16/45	9,256	7,953
	AstraZeneca plc	3.000%	5/28/51	15,190	9,955
	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	2,337	1,370
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,503	1,046
	Baxter International Inc.	3.500%	8/15/46	3,307	2,301
	Baxter International Inc.	3.132%	12/1/51	21,800	13,638
[6]	Bayer AG	1.000%	1/12/36	500	382
	Baylor Scott & White Holdings	2.839%	11/15/50	9,850	6,211
[6]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	500	535
[6]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	500	358
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,385	7,114
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,556	3,010
	Bristol-Myers Squibb Co.	4.125%	6/15/39	21,306	18,421
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	18,874
	Bristol-Myers Squibb Co.	5.500%	2/22/44	5,965	5,888
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,386	2,803
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	661
	Bristol-Myers Squibb Co.	4.250%	10/26/49	99,088	80,406
	Bristol-Myers Squibb Co.	2.550%	11/13/50	6,436	3,724
	Bristol-Myers Squibb Co.	5.550%	2/22/54	14,455	14,045
	Bristol-Myers Squibb Co.	3.900%	3/15/62	39,977	28,446

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	6.400%	11/15/63	18,917	20,306
	Bristol-Myers Squibb Co.	5.650%	2/22/64	18,943	18,260
	Cardinal Health Inc.	5.750%	11/15/54	4,355	4,232
	Children's Health System of Texas	2.511%	8/15/50	2,757	1,629
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,353	831
	City of Hope	5.623%	11/15/43	1,955	1,878
	City of Hope	4.378%	8/15/48	1,753	1,419
	CommonSpirit Health	4.187%	10/1/49	1,497	1,167
	CommonSpirit Health	5.548%	12/1/54	5,719	5,417
[8]	CSL Finance plc	4.750%	4/27/52	12,000	10,309
	Danaher Corp.	2.600%	10/1/50	4,094	2,433
	Danaher Corp.	2.800%	12/10/51	2,399	1,468
	Dignity Health	4.500%	11/1/42	1,052	896
	Dignity Health	5.267%	11/1/64	765	682
	Elevance Health Inc.	5.650%	6/15/54	7,210	6,876
	Elevance Health Inc.	5.700%	2/15/55	5,580	5,371
	Elevance Health Inc.	5.850%	11/1/64	18,075	17,399
	Eli Lilly & Co.	3.875%	3/15/39	100	85
	Eli Lilly & Co.	5.000%	2/9/54	4,027	3,687
	Eli Lilly & Co.	5.050%	8/14/54	47,671	43,954
[6]	Eli Lilly & Co.	1.375%	9/14/61	700	402
	Eli Lilly & Co.	4.950%	2/27/63	7,011	6,262
	Eli Lilly & Co.	5.100%	2/9/64	16,910	15,382
	Gilead Sciences Inc.	5.500%	11/15/54	6,070	5,899
	Gilead Sciences Inc.	5.600%	11/15/64	4,335	4,195
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,603	3,926
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,378	870
	HCA Inc.	5.125%	6/15/39	2,000	1,832
	HCA Inc.	4.625%	3/15/52	1,458	1,150
	HCA Inc.	6.000%	4/1/54	2,066	1,988
[8]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.875%	6/15/54	11,130	10,825
	Inova Health System Foundation	4.068%	5/15/52	8,945	7,144
	Johnson & Johnson	3.750%	3/3/47	16,965	13,332
	Johnson & Johnson	5.250%	6/1/54	36,160	35,274
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	12,289
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,856	11,322
	Kaiser Foundation Hospitals	3.266%	11/1/49	205	141
	Kaiser Foundation Hospitals	3.002%	6/1/51	45,326	29,349
	Mass General Brigham Inc.	3.192%	7/1/49	12,725	8,699
	Mass General Brigham Inc.	3.342%	7/1/60	34,084	22,236
	Mayo Clinic	3.196%	11/15/61	20,785	13,301
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,607
	Merck & Co. Inc.	3.900%	3/7/39	4,400	3,750
	Merck & Co. Inc.	4.150%	5/18/43	428	358
	Merck & Co. Inc.	4.900%	5/17/44	20,153	18,660
	Merck & Co. Inc.	3.700%	2/10/45	70,945	55,100
	Merck & Co. Inc.	2.750%	12/10/51	18,656	11,314
	Merck & Co. Inc.	5.000%	5/17/53	29,945	27,346
	Merck & Co. Inc.	2.900%	12/10/61	2,320	1,335
	Merck & Co. Inc.	5.150%	5/17/63	17,594	16,119
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	1,000	729
	Mount Sinai Hospital	3.737%	7/1/49	111	73
	Mount Sinai Hospital	3.391%	7/1/50	2,000	1,199
[6]	MSD Netherlands Capital BV	3.750%	5/30/54	1,000	1,016
	New York & Presbyterian Hospital	4.024%	8/1/45	12,210	10,007
	New York & Presbyterian Hospital	4.063%	8/1/56	3,941	3,102
	Northwell Healthcare Inc.	4.800%	11/1/42	1,052	914
	Northwell Healthcare Inc.	3.979%	11/1/46	1,954	1,505
	Northwell Healthcare Inc.	4.260%	11/1/47	1,042	837
	Northwell Healthcare Inc.	3.809%	11/1/49	2,322	1,709
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,757	2,293
	Novant Health Inc.	3.168%	11/1/51	5,757	3,792
	Novant Health Inc.	3.318%	11/1/61	25,778	16,486
	Novartis Capital Corp.	4.400%	5/6/44	24,840	21,885
	Novartis Capital Corp.	4.700%	9/18/54	25,770	22,814
	NYU Langone Hospitals	4.784%	7/1/44	1,954	1,765
[4]	Orlando Health Obligated Group	3.327%	10/1/50	1,461	1,024
	PeaceHealth Obligated Group	4.787%	11/15/48	1,564	1,314
	Pfizer Inc.	4.100%	9/15/38	20,502	17,930
	Pfizer Inc.	3.900%	3/15/39	34,185	29,013

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	7.200%	3/15/39	33,712	39,338
	Pfizer Inc.	2.550%	5/28/40	5,274	3,672
	Pfizer Inc.	4.300%	6/15/43	3,059	2,610
	Pfizer Inc.	4.400%	5/15/44	8,165	7,096
	Pfizer Inc.	4.125%	12/15/46	3,867	3,147
	Pfizer Inc.	4.200%	9/15/48	2,552	2,073
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	56,450	53,242
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	39,890	37,418
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	43,035	39,536
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,171	1,515
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	50	38
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	8,725	5,084
[8]	Roche Holdings Inc.	2.607%	12/13/51	15,380	9,145
[8]	Roche Holdings Inc.	5.218%	3/8/54	16,205	15,470
	Stanford Health Care	3.027%	8/15/51	25,000	16,404
	Sutter Health	3.161%	8/15/40	22,915	17,460
	Sutter Health	5.547%	8/15/53	1,586	1,597
[6]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	400	309
[6]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	200	146
[6]	Thermo Fisher Scientific Inc.	1.875%	10/1/49	500	361
[4]	Trinity Health Corp.	3.434%	12/1/48	1,101	818
	UnitedHealth Group Inc.	5.800%	3/15/36	85	88
	UnitedHealth Group Inc.	3.500%	8/15/39	20,794	16,531
	UnitedHealth Group Inc.	2.750%	5/15/40	1,642	1,160
	UnitedHealth Group Inc.	5.950%	2/15/41	12,000	12,300
	UnitedHealth Group Inc.	3.050%	5/15/41	21,461	15,496
	UnitedHealth Group Inc.	4.375%	3/15/42	23,915	20,420
	UnitedHealth Group Inc.	3.950%	10/15/42	4,108	3,303
	UnitedHealth Group Inc.	5.500%	7/15/44	25,090	24,369
	UnitedHealth Group Inc.	4.750%	7/15/45	44,072	38,916
	UnitedHealth Group Inc.	4.250%	4/15/47	15,116	12,240
	UnitedHealth Group Inc.	3.750%	10/15/47	25,762	19,160
	UnitedHealth Group Inc.	4.250%	6/15/48	29,232	23,486
	UnitedHealth Group Inc.	3.700%	8/15/49	21,979	15,980
	UnitedHealth Group Inc.	2.900%	5/15/50	3,214	1,995
	UnitedHealth Group Inc.	3.250%	5/15/51	26,119	17,210
	UnitedHealth Group Inc.	4.750%	5/15/52	15,777	13,495
	UnitedHealth Group Inc.	5.875%	2/15/53	12,365	12,407
	UnitedHealth Group Inc.	5.050%	4/15/53	2,100	1,876
	UnitedHealth Group Inc.	5.375%	4/15/54	23,891	22,354
	UnitedHealth Group Inc.	5.625%	7/15/54	36,328	35,287
	UnitedHealth Group Inc.	6.050%	2/15/63	3,594	3,649
	UnitedHealth Group Inc.	5.200%	4/15/63	6,445	5,744
	UnitedHealth Group Inc.	5.500%	4/15/64	33,450	31,169
	UnitedHealth Group Inc.	5.750%	7/15/64	13,520	13,123
	Wyeth LLC	5.950%	4/1/37	34,015	35,635
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,378	796
					1,791,128
Industrials (5.3%)
[6]	Airbus SE	2.375%	6/9/40	700	619
[8]	BAE Systems plc	5.500%	3/26/54	28,830	27,853
	Boeing Co.	3.625%	2/1/31	810	740
	Boeing Co.	6.528%	5/1/34	2,825	2,986
	Boeing Co.	6.858%	5/1/54	3,050	3,281
	Boeing Co.	7.008%	5/1/64	1,842	1,988
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,000	2,837
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,148	2,002
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	21,586
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	35,567
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,500	1,305
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,552	2,440
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	14,066	12,921
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	38,085	33,227
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	10,146
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	9,640
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,104	4,060
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,729	15,089
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	14,079
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,428	2,889

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,093	11,700
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,860	3,633
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,586	4,306
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	8,543	8,385
	Canadian National Railway Co.	3.650%	2/3/48	28,182	21,177
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,798	3,125
	Caterpillar Inc.	6.050%	8/15/36	3,131	3,378
	Caterpillar Inc.	3.803%	8/15/42	26,112	21,249
	CSX Corp.	4.750%	5/30/42	924	837
	CSX Corp.	3.800%	11/1/46	4,012	3,117
	CSX Corp.	3.800%	4/15/50	1,167	880
	CSX Corp.	4.500%	11/15/52	2,498	2,108
	CSX Corp.	4.900%	3/15/55	32,100	28,757
	Cummins Inc.	5.450%	2/20/54	2,420	2,345
	Deere & Co.	5.700%	1/19/55	14,770	15,176
	Emerson Electric Co.	5.250%	11/15/39	1,000	998
	Emerson Electric Co.	2.800%	12/21/51	4,365	2,699
	General Dynamics Corp.	4.250%	4/1/40	8,641	7,557
	Honeywell International Inc.	5.700%	3/15/36	5,300	5,499
	Honeywell International Inc.	5.700%	3/15/37	6,250	6,452
	Honeywell International Inc.	5.375%	3/1/41	6,360	6,318
	Honeywell International Inc.	5.250%	3/1/54	44,295	41,641
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,750
	Lockheed Martin Corp.	4.500%	5/15/36	8,319	7,780
	Lockheed Martin Corp.	4.070%	12/15/42	10,459	8,682
	Lockheed Martin Corp.	3.800%	3/1/45	8,646	6,771
	Lockheed Martin Corp.	4.700%	5/15/46	4,572	4,067
	Lockheed Martin Corp.	2.800%	6/15/50	27,117	16,852
	Lockheed Martin Corp.	4.090%	9/15/52	31,552	24,733
	Lockheed Martin Corp.	4.150%	6/15/53	53,665	42,280
	Lockheed Martin Corp.	5.700%	11/15/54	1,600	1,602
	Lockheed Martin Corp.	5.200%	2/15/55	11,370	10,580
	Lockheed Martin Corp.	4.300%	6/15/62	5,168	4,063
	Lockheed Martin Corp.	5.900%	11/15/63	10,770	11,031
	Lockheed Martin Corp.	5.200%	2/15/64	16,657	15,200
[6]	Motability Operations Group plc	3.875%	1/24/34	800	849
[7]	Motability Operations Group plc	2.125%	1/18/42	200	149
[7]	Motability Operations Group plc	4.875%	1/17/43	200	219
	Norfolk Southern Corp.	3.942%	11/1/47	3,000	2,320
	Norfolk Southern Corp.	2.900%	8/25/51	14,835	9,191
	Norfolk Southern Corp.	4.550%	6/1/53	3,554	2,978
	Norfolk Southern Corp.	5.350%	8/1/54	3,000	2,846
	Norfolk Southern Corp.	5.950%	3/15/64	5,530	5,626
	Northrop Grumman Corp.	5.050%	11/15/40	3,000	2,814
	Northrop Grumman Corp.	5.250%	5/1/50	700	652
	Northrop Grumman Corp.	4.950%	3/15/53	13,532	12,045
	Northrop Grumman Corp.	5.200%	6/1/54	39,523	36,546
	Rockwell Automation Inc.	2.800%	8/15/61	16,045	9,147
	RTX Corp.	6.125%	7/15/38	164	172
	RTX Corp.	5.700%	4/15/40	1,000	1,013
	RTX Corp.	4.875%	10/15/40	5,477	5,027
	Union Pacific Corp.	3.375%	2/14/42	29,199	22,203
	Union Pacific Corp.	3.500%	2/14/53	15,606	10,952
	Union Pacific Corp.	3.839%	3/20/60	9,460	6,765
	Union Pacific Corp.	3.550%	5/20/61	7,729	5,168
	Union Pacific Corp.	5.150%	1/20/63	20,270	18,311
	Union Pacific Corp.	3.850%	2/14/72	8,674	5,965
	United Parcel Service Inc.	4.875%	11/15/40	3,000	2,794
	United Parcel Service Inc.	3.625%	10/1/42	196	152
	United Parcel Service Inc.	5.500%	5/22/54	27,921	27,225
	Waste Management Inc.	2.950%	6/1/41	1,415	1,029
	Waste Management Inc.	5.350%	10/15/54	18,840	18,086
					772,227
Materials (1.0%)
	Air Products & Chemicals Inc.	2.700%	5/15/40	2,056	1,472
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	29,657	24,904
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	16,863	15,701
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	10,369	10,113
[6]	Dow Chemical Co.	1.875%	3/15/40	600	475

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecolab Inc.	2.700%	12/15/51	35,570	21,583
	Linde Inc.	3.550%	11/7/42	1,807	1,415
	Linde Inc.	2.000%	8/10/50	112	58
[6]	Linde plc	3.750%	6/4/44	1,000	1,049
	Martin Marietta Materials Inc.	5.500%	12/1/54	3,344	3,159
	Nucor Corp.	5.200%	8/1/43	1,000	951
	Nucor Corp.	4.400%	5/1/48	1,000	824
	Nutrien Ltd.	5.875%	12/1/36	1,520	1,552
	Nutrien Ltd.	4.900%	6/1/43	3,995	3,563
	Nutrien Ltd.	5.250%	1/15/45	3,000	2,769
	Nutrien Ltd.	5.800%	3/27/53	1,741	1,725
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,000	2,048
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,292	2,210
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	27,410	16,505
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,911	24,862
	Rio Tinto Finance USA plc	5.125%	3/9/53	4,122	3,785
[8]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	5,485	5,427
	Vulcan Materials Co.	5.700%	12/1/54	950	927
					147,077
Real Estate (0.5%)
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,850	1,762
	American Homes 4 Rent LP	3.375%	7/15/51	2,045	1,343
	American Homes 4 Rent LP	4.300%	4/15/52	2,500	1,942
	Essex Portfolio LP	4.500%	3/15/48	1,828	1,511
	Kilroy Realty LP	6.250%	1/15/36	1,399	1,379
	Mid-America Apartments LP	2.875%	9/15/51	2,410	1,497
[6]	Prologis Euro Finance LLC	4.250%	1/31/43	500	531
[6]	Prologis International Funding II SA	4.625%	2/21/35	300	331
	Prologis LP	5.250%	6/15/53	2,361	2,214
	Prologis LP	5.250%	3/15/54	7,790	7,295
	Public Storage Operating Co.	5.350%	8/1/53	7,761	7,364
[7]	Realty Income Corp.	5.250%	9/4/41	700	803
	Realty Income Corp.	5.375%	9/1/54	3,686	3,481
	Simon Property Group LP	6.750%	2/1/40	1,152	1,271
	Simon Property Group LP	4.250%	10/1/44	3,011	2,478
	Simon Property Group LP	4.250%	11/30/46	3,000	2,451
	Simon Property Group LP	3.250%	9/13/49	33,520	22,433
	Simon Property Group LP	3.800%	7/15/50	1,686	1,237
	Simon Property Group LP	5.850%	3/8/53	5,482	5,520
	Simon Property Group LP	6.650%	1/15/54	9,766	10,840
[6]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	900	577
					78,260
Technology (7.5%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,510	2,927
	Apple Inc.	2.375%	2/8/41	9,100	6,268
	Apple Inc.	3.850%	5/4/43	45,910	37,953
	Apple Inc.	3.450%	2/9/45	32,295	24,735
	Apple Inc.	4.375%	5/13/45	19,275	16,911
	Apple Inc.	4.650%	2/23/46	23,320	21,285
	Apple Inc.	3.850%	8/4/46	32,830	26,477
	Apple Inc.	4.250%	2/9/47	33,690	28,787
	Apple Inc.	3.750%	9/12/47	5,000	3,916
	Apple Inc.	3.750%	11/13/47	24,095	18,865
	Apple Inc.	2.950%	9/11/49	33,382	22,263
	Apple Inc.	2.650%	2/8/51	59,650	36,786
	Apple Inc.	2.700%	8/5/51	46,125	28,540
	Apple Inc.	3.950%	8/8/52	5,997	4,771
	Apple Inc.	2.800%	2/8/61	8,550	5,046
	Apple Inc.	4.100%	8/8/62	14,210	11,187
	Applied Materials Inc.	5.100%	10/1/35	95	95
[8]	Broadcom Inc.	3.137%	11/15/35	2,500	2,034
[8]	Broadcom Inc.	3.187%	11/15/36	2,230	1,786
	Cisco Systems Inc.	5.900%	2/15/39	9,965	10,504
	Cisco Systems Inc.	5.500%	1/15/40	26,491	26,808
	Cisco Systems Inc.	5.300%	2/26/54	27,865	26,961
	Cisco Systems Inc.	5.350%	2/26/64	16,155	15,457
	Dell International LLC / EMC Corp.	8.100%	7/15/36	4,875	5,764
	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,160	2,303
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	4,855	4,691

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	57,330	54,379
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	19,085	17,584
	Intel Corp.	3.734%	12/8/47	1,374	921
	Intel Corp.	3.250%	11/15/49	19,000	11,489
	Intel Corp.	3.050%	8/12/51	916	523
	Intel Corp.	4.900%	8/5/52	4,290	3,390
	Intel Corp.	5.700%	2/10/53	804	716
	Intel Corp.	5.600%	2/21/54	2,336	2,054
	Intel Corp.	3.100%	2/15/60	10,000	5,307
	International Business Machines Corp.	4.150%	5/15/39	19,505	16,790
	International Business Machines Corp.	4.000%	6/20/42	4,654	3,799
	International Business Machines Corp.	4.250%	5/15/49	36,013	28,924
	International Business Machines Corp.	3.430%	2/9/52	8,845	6,046
	International Business Machines Corp.	4.900%	7/27/52	21,500	19,058
	Intuit Inc.	5.500%	9/15/53	10,000	9,756
	KLA Corp.	5.000%	3/15/49	1,326	1,204
	KLA Corp.	4.950%	7/15/52	3,998	3,611
	Microsoft Corp.	2.525%	6/1/50	185,072	113,038
	Microsoft Corp.	2.921%	3/17/52	72,207	47,258
	Microsoft Corp.	2.675%	6/1/60	48,124	27,887
	Microsoft Corp.	3.041%	3/17/62	36,210	22,789
	NVIDIA Corp.	3.500%	4/1/40	22,525	18,458
	NVIDIA Corp.	3.500%	4/1/50	22,900	16,934
	NVIDIA Corp.	3.700%	4/1/60	13,230	9,669
	Oracle Corp.	6.500%	4/15/38	17,605	18,739
	Oracle Corp.	5.375%	7/15/40	19,240	18,355
	Oracle Corp.	4.125%	5/15/45	12,220	9,624
	Oracle Corp.	4.000%	7/15/46	18,090	13,826
[10]	Oracle Corp.	6.000%	8/3/55	22,695	22,657
[10]	Oracle Corp.	6.125%	8/3/65	16,430	16,368
	QUALCOMM Inc.	4.800%	5/20/45	12,300	11,087
	QUALCOMM Inc.	4.300%	5/20/47	37,028	30,611
	QUALCOMM Inc.	4.500%	5/20/52	26,756	22,480
	QUALCOMM Inc.	6.000%	5/20/53	9,880	10,301
	Salesforce Inc.	2.700%	7/15/41	5,402	3,813
	Salesforce Inc.	2.900%	7/15/51	31,012	19,742
	Salesforce Inc.	3.050%	7/15/61	20,640	12,590
	Texas Instruments Inc.	3.875%	3/15/39	6,053	5,199
	Texas Instruments Inc.	2.700%	9/15/51	3,000	1,812
	Texas Instruments Inc.	4.100%	8/16/52	1,250	987
	Texas Instruments Inc.	5.000%	3/14/53	21,310	19,441
	Texas Instruments Inc.	5.150%	2/8/54	3,682	3,443
	Texas Instruments Inc.	5.050%	5/18/63	20,264	18,160
					1,093,939
Utilities (13.8%)
	AEP Transmission Co. LLC	3.750%	12/1/47	28,299	21,042
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	4,434
	AEP Transmission Co. LLC	3.800%	6/15/49	5,436	4,015
	AEP Transmission Co. LLC	3.650%	4/1/50	138	100
	AEP Transmission Co. LLC	4.500%	6/15/52	2,412	1,995
	AEP Transmission Co. LLC	5.400%	3/15/53	1,190	1,132
	Alabama Power Co.	6.000%	3/1/39	7,535	7,844
	Alabama Power Co.	5.500%	3/15/41	20,986	20,366
	Alabama Power Co.	5.200%	6/1/41	14,935	13,998
	Alabama Power Co.	3.850%	12/1/42	1,076	853
	Alabama Power Co.	3.750%	3/1/45	23,325	17,874
	Alabama Power Co.	3.450%	10/1/49	554	387
	Alabama Power Co.	3.125%	7/15/51	2,906	1,892
	Ameren Illinois Co.	4.500%	3/15/49	22,960	19,343
	Ameren Illinois Co.	2.900%	6/15/51	3,172	1,981
	Ameren Illinois Co.	5.900%	12/1/52	2,763	2,834
	Appalachian Power Co.	4.400%	5/15/44	2,097	1,698
	Appalachian Power Co.	3.700%	5/1/50	3,760	2,599
	Atmos Energy Corp.	4.150%	1/15/43	1,521	1,265
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,753
	Atmos Energy Corp.	3.375%	9/15/49	3,131	2,161
	Atmos Energy Corp.	6.200%	11/15/53	2,674	2,837
	Atmos Energy Corp.	5.000%	12/15/54	3,270	2,926
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,176	1,259

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Baltimore Gas & Electric Co.	3.750%	8/15/47	1,500	1,115
Baltimore Gas & Electric Co.	4.250%	9/15/48	26,475	21,032
Baltimore Gas & Electric Co.	4.550%	6/1/52	5,982	4,954
Berkshire Hathaway Energy Co.	6.125%	4/1/36	42	44
Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,983	5,145
Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	23,556
Berkshire Hathaway Energy Co.	4.500%	2/1/45	40,125	34,529
Berkshire Hathaway Energy Co.	3.800%	7/15/48	112	83
Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,128	4,204
Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,000	1,819
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,334	3,322
CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,428
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	52	46
CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,842	1,726
CenterPoint Energy Inc.	3.700%	9/1/49	1,320	930
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,500	1,509
CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,683	2,099
CMS Energy Corp.	4.875%	3/1/44	3,048	2,686
Commonwealth Edison Co.	5.900%	3/15/36	2,956	3,066
Commonwealth Edison Co.	3.800%	10/1/42	20,861	16,465
Commonwealth Edison Co.	4.600%	8/15/43	15,217	13,272
Commonwealth Edison Co.	4.700%	1/15/44	2,647	2,331
Commonwealth Edison Co.	3.700%	3/1/45	17,765	13,520
Commonwealth Edison Co.	4.350%	11/15/45	11,060	9,234
Commonwealth Edison Co.	3.650%	6/15/46	13,829	10,320
Commonwealth Edison Co.	4.000%	3/1/48	8,765	6,788
Commonwealth Edison Co.	4.000%	3/1/49	13,485	10,358
Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,273
Commonwealth Edison Co.	3.125%	3/15/51	2,138	1,381
Commonwealth Edison Co.	2.750%	9/1/51	1,500	890
Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,105
Commonwealth Edison Co.	5.300%	2/1/53	2,290	2,142
Commonwealth Edison Co.	5.650%	6/1/54	6,055	5,930
Connecticut Light & Power Co.	6.350%	6/1/36	956	1,018
Connecticut Light & Power Co.	4.300%	4/15/44	1,502	1,257
Connecticut Light & Power Co.	4.150%	6/1/45	16,885	13,727
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	956	987
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	11,287
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	10,443	11,517
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,679	8,548
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	861	861
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,513	8,753
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	11,740	9,337
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	52,353	44,520
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,416	5,436
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,086	5,417
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,068	811
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	3,063	2,607
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,086	848
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,000	1,542
Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	38,421	24,884
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	19,695	19,836
Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	22,865	22,460
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,425	4,535
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,041	833
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	20,563	11,973
Consumers Energy Co.	3.750%	2/15/50	2,090	1,574
Consumers Energy Co.	3.100%	8/15/50	29,786	20,004
Consumers Energy Co.	2.650%	8/15/52	1,032	622
Consumers Energy Co.	4.200%	9/1/52	2,500	1,996
Consumers Energy Co.	2.500%	5/1/60	786	424
Dominion Energy Inc.	4.900%	8/1/41	3,000	2,676
Dominion Energy Inc.	4.050%	9/15/42	9	7
Dominion Energy Inc.	4.850%	8/15/52	1,500	1,270
Dominion Energy Inc.	7.000%	6/1/54	4,096	4,324
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	12,287
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	2,914
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,036
Dominion Energy South Carolina Inc.	6.250%	10/15/53	3,093	3,302
DTE Electric Co.	4.300%	7/1/44	3,320	2,779

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	3.700%	3/15/45	2,921	2,244
	DTE Electric Co.	2.950%	3/1/50	2,533	1,641
	DTE Electric Co.	3.250%	4/1/51	2,000	1,357
	DTE Electric Co.	5.400%	4/1/53	2,386	2,310
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,046	8,852
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,374	13,893
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,115	34,174
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,429	1,862
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,086	1,615
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,586	1,178
	Duke Energy Carolinas LLC	3.200%	8/15/49	957	638
	Duke Energy Carolinas LLC	3.450%	4/15/51	11,047	7,582
	Duke Energy Carolinas LLC	3.550%	3/15/52	2,600	1,818
	Duke Energy Corp.	6.100%	9/15/53	2,462	2,474
	Duke Energy Corp.	5.800%	6/15/54	16,625	16,065
	Duke Energy Florida LLC	6.350%	9/15/37	766	818
	Duke Energy Florida LLC	5.650%	4/1/40	4,408	4,441
	Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,153
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,421
	Duke Energy Florida LLC	4.200%	7/15/48	3,036	2,428
	Duke Energy Florida LLC	3.000%	12/15/51	2,544	1,587
	Duke Energy Florida LLC	6.200%	11/15/53	2,580	2,698
	Duke Energy Indiana LLC	6.120%	10/15/35	1,012	1,067
	Duke Energy Indiana LLC	6.350%	8/15/38	783	840
	Duke Energy Indiana LLC	6.450%	4/1/39	1,324	1,428
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	10,406
	Duke Energy Indiana LLC	4.900%	7/15/43	29,515	26,635
	Duke Energy Indiana LLC	3.250%	10/1/49	2,595	1,732
	Duke Energy Indiana LLC	2.750%	4/1/50	13,589	8,218
	Duke Energy Indiana LLC	5.400%	4/1/53	10,680	10,024
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	7,663
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,036	826
	Duke Energy Ohio Inc.	5.650%	4/1/53	810	786
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,839
	Duke Energy Progress LLC	4.100%	3/15/43	23,272	18,864
	Duke Energy Progress LLC	4.150%	12/1/44	24,945	20,197
	Duke Energy Progress LLC	4.200%	8/15/45	22,117	17,891
	Duke Energy Progress LLC	3.700%	10/15/46	12,000	8,958
	Duke Energy Progress LLC	3.600%	9/15/47	2,086	1,506
	Duke Energy Progress LLC	2.500%	8/15/50	1,086	623
	Duke Energy Progress LLC	2.900%	8/15/51	29,039	17,865
	Duke Energy Progress LLC	4.000%	4/1/52	2,146	1,631
[6]	E.ON SE	4.125%	3/25/44	1,100	1,167
[8]	East Ohio Gas Co.	3.000%	6/15/50	2,992	1,831
[6]	Enel Finance International NV	4.500%	2/20/43	500	542
[6]	Engie SA	4.250%	1/11/43	700	741
[8]	Engie SA	5.875%	4/10/54	4,100	4,016
	Entergy Arkansas LLC	4.200%	4/1/49	1,500	1,188
	Entergy Arkansas LLC	2.650%	6/15/51	2,808	1,649
	Entergy Arkansas LLC	5.750%	6/1/54	4,286	4,223
	Entergy Corp.	3.750%	6/15/50	3,500	2,482
	Entergy Louisiana LLC	4.200%	9/1/48	1,537	1,215
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,177
	Entergy Louisiana LLC	2.900%	3/15/51	2,954	1,815
	Entergy Texas Inc.	5.000%	9/15/52	421	372
	Entergy Texas Inc.	5.800%	9/1/53	980	976
	Entergy Texas Inc.	5.550%	9/15/54	3,788	3,618
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,123	928
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,243	1,052
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	5,300
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	344
	Exelon Corp.	5.100%	6/15/45	2,000	1,809
	Exelon Corp.	4.450%	4/15/46	484	401
	Exelon Corp.	4.100%	3/15/52	2,511	1,903
	Exelon Corp.	5.600%	3/15/53	288	274
	FirstEnergy Corp.	4.850%	7/15/47	3,500	2,979
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,537
	Florida Power & Light Co.	5.960%	4/1/39	1,071	1,117
	Florida Power & Light Co.	5.690%	3/1/40	669	680
	Florida Power & Light Co.	5.250%	2/1/41	2,797	2,705

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	4.050%	6/1/42	171	141
	Florida Power & Light Co.	3.700%	12/1/47	3,000	2,241
	Florida Power & Light Co.	3.990%	3/1/49	2,909	2,269
	Florida Power & Light Co.	2.875%	12/4/51	3,000	1,862
	Georgia Power Co.	4.750%	9/1/40	33,945	30,874
	Georgia Power Co.	4.300%	3/15/42	12,624	10,707
	Georgia Power Co.	3.700%	1/30/50	17,230	12,611
	Georgia Power Co.	3.250%	3/15/51	1,000	668
	Georgia Power Co.	5.125%	5/15/52	570	524
	Idaho Power Co.	5.500%	3/15/53	1,610	1,533
	Indiana Michigan Power Co.	3.750%	7/1/47	4,052	2,991
	Indiana Michigan Power Co.	4.250%	8/15/48	2,726	2,151
	Indiana Michigan Power Co.	5.625%	4/1/53	2,452	2,372
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	16,637	15,434
[4]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	10,225	9,957
	Kentucky Utilities Co.	5.125%	11/1/40	5,190	4,917
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	14,871
	Kentucky Utilities Co.	3.300%	6/1/50	2,002	1,329
	Louisville Gas & Electric Co.	4.250%	4/1/49	17,050	13,511
[8]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	8,343
	MidAmerican Energy Co.	5.800%	10/15/36	1,479	1,527
	MidAmerican Energy Co.	4.800%	9/15/43	22,525	20,289
	MidAmerican Energy Co.	4.250%	5/1/46	26,563	21,829
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,556
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	12,534
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	667
	MidAmerican Energy Co.	2.700%	8/1/52	1,378	828
	MidAmerican Energy Co.	5.850%	9/15/54	2,000	2,023
	MidAmerican Energy Co.	5.300%	2/1/55	2,074	1,938
[8]	Monongahela Power Co.	5.400%	12/15/43	10,640	10,066
[6]	National Grid plc	4.275%	1/16/35	300	325
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	9,107	7,341
	Nevada Power Co.	5.450%	5/15/41	11,620	11,023
	Nevada Power Co.	3.125%	8/1/50	1,580	1,005
[8]	New England Power Co.	2.807%	10/6/50	15,615	9,319
[8]	Niagara Mohawk Power Corp.	5.664%	1/17/54	1,296	1,242
	NiSource Inc.	4.800%	2/15/44	1,500	1,322
	Northern States Power Co.	6.250%	6/1/36	831	902
	Northern States Power Co.	6.200%	7/1/37	1,954	2,081
	Northern States Power Co.	5.350%	11/1/39	936	922
	Northern States Power Co.	3.400%	8/15/42	4,000	3,023
	Northern States Power Co.	4.000%	8/15/45	805	641
	Northern States Power Co.	3.600%	9/15/47	6,811	5,018
	Northern States Power Co.	4.200%	9/1/48	5,630	4,361
	Northern States Power Co.	2.600%	6/1/51	9,192	5,427
	Northern States Power Co.	3.200%	4/1/52	3,000	1,974
	Northern States Power Co.	4.500%	6/1/52	3,102	2,591
	Northern States Power Co.	5.400%	3/15/54	2,012	1,926
	Northern States Power Co.	5.650%	6/15/54	4,096	4,061
	NSTAR Electric Co.	3.100%	6/1/51	1,000	649
	Oglethorpe Power Corp.	6.200%	12/1/53	2,262	2,334
[8]	Oglethorpe Power Corp.	5.800%	6/1/54	2,745	2,683
	Ohio Power Co.	4.000%	6/1/49	2,724	2,032
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,500	1,179
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,435	1,683
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,124	3,013
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	13,425	10,114
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,435	1,070
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	274	179
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,195	1,591
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	5,902
	Pacific Gas & Electric Co.	4.500%	7/1/40	7,205	5,957
	Pacific Gas & Electric Co.	4.950%	7/1/50	8,950	7,359
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,415	1,573
	Pacific Gas & Electric Co.	6.750%	1/15/53	16,081	16,638
	PacifiCorp	5.250%	6/15/35	1,244	1,218
	PacifiCorp	6.100%	8/1/36	1,435	1,484
	PacifiCorp	6.250%	10/15/37	1,966	2,045
	PacifiCorp	6.350%	7/15/38	10,654	11,091
	PacifiCorp	6.000%	1/15/39	1,622	1,647

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	4.100%	2/1/42	106	85
	PacifiCorp	4.125%	1/15/49	5,981	4,570
	PacifiCorp	4.150%	2/15/50	22,069	16,785
	PacifiCorp	5.350%	12/1/53	3,220	2,907
	PacifiCorp	5.800%	1/15/55	2,364	2,263
	PECO Energy Co.	4.800%	10/15/43	10,365	9,154
	PECO Energy Co.	4.150%	10/1/44	452	372
	PECO Energy Co.	3.700%	9/15/47	10,500	7,853
	PECO Energy Co.	3.900%	3/1/48	6,130	4,725
	PECO Energy Co.	2.800%	6/15/50	3,000	1,861
	PECO Energy Co.	3.050%	3/15/51	3,180	2,038
	PECO Energy Co.	4.600%	5/15/52	3,170	2,703
	PECO Energy Co.	4.375%	8/15/52	3,920	3,223
	Potomac Electric Power Co.	6.500%	11/15/37	1,171	1,284
	Potomac Electric Power Co.	7.900%	12/15/38	143	176
	PPL Electric Utilities Corp.	6.450%	8/15/37	5,200	5,588
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,933	11,848
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,195	1,124
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,671	1,383
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	9,805
	PPL Electric Utilities Corp.	4.150%	6/15/48	86	69
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,282	2,150
	Public Service Co. of Colorado	6.250%	9/1/37	1,016	1,073
	Public Service Co. of Colorado	3.600%	9/15/42	20,644	15,634
	Public Service Co. of Colorado	4.300%	3/15/44	2,864	2,350
	Public Service Co. of Colorado	3.800%	6/15/47	2,387	1,773
	Public Service Co. of Colorado	4.050%	9/15/49	22,572	17,237
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	4,671
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,108	1,016
	Public Service Electric & Gas Co.	3.950%	5/1/42	106	86
	Public Service Electric & Gas Co.	3.650%	9/1/42	116	90
	Public Service Electric & Gas Co.	3.600%	12/1/47	2,000	1,470
	Public Service Electric & Gas Co.	3.850%	5/1/49	2,909	2,218
	Public Service Electric & Gas Co.	3.200%	8/1/49	1,076	731
	Public Service Electric & Gas Co.	2.700%	5/1/50	19,725	11,981
	Public Service Electric & Gas Co.	3.000%	3/1/51	10,717	6,905
	Public Service Electric & Gas Co.	5.125%	3/15/53	2,504	2,316
	Public Service Electric & Gas Co.	5.450%	3/1/54	4,054	3,919
	Puget Sound Energy Inc.	6.274%	3/15/37	479	507
	Puget Sound Energy Inc.	5.757%	10/1/39	1,052	1,057
	Puget Sound Energy Inc.	5.795%	3/15/40	16,015	16,161
	Puget Sound Energy Inc.	4.300%	5/20/45	382	311
	Puget Sound Energy Inc.	4.223%	6/15/48	7,216	5,755
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	23,389
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	8,654
[4,8]	Rayburn Country Securitization LLC	3.025%	12/1/43	9,324	7,308
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,768
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	740
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,271	1,757
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	946
	San Diego Gas & Electric Co.	3.700%	3/15/52	24,475	17,445
	San Diego Gas & Electric Co.	5.550%	4/15/54	3,723	3,543
	Southern California Edison Co.	5.950%	2/1/38	12,915	12,740
	Southern California Edison Co.	4.500%	9/1/40	14,239	12,000
	Southern California Edison Co.	4.050%	3/15/42	1,721	1,339
	Southern California Edison Co.	3.900%	3/15/43	21,781	16,303
	Southern California Edison Co.	4.650%	10/1/43	25,604	21,125
	Southern California Edison Co.	3.600%	2/1/45	4,037	2,845
	Southern California Edison Co.	4.000%	4/1/47	38,334	28,215
	Southern California Edison Co.	4.125%	3/1/48	43,351	32,261
	Southern California Edison Co.	4.875%	3/1/49	3,194	2,629
	Southern California Edison Co.	3.650%	2/1/50	7,650	5,241
	Southern California Edison Co.	2.950%	2/1/51	1,573	935
	Southern California Edison Co.	3.450%	2/1/52	24,170	15,774
	Southern California Edison Co.	5.450%	6/1/52	13,130	11,672
	Southern California Gas Co.	5.125%	11/15/40	1,879	1,763
	Southern California Gas Co.	4.125%	6/1/48	30,835	24,072
	Southern California Gas Co.	4.300%	1/15/49	17,536	13,966
	Southern California Gas Co.	5.600%	4/1/54	11,695	11,222
	Southern Co.	4.400%	7/1/46	1,000	824

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Electric Power Co.	3.900%	4/1/45	9	7
	Southwestern Public Service Co.	4.500%	8/15/41	1,435	1,230
	Southwestern Public Service Co.	3.400%	8/15/46	154	107
	Southwestern Public Service Co.	3.700%	8/15/47	12,240	8,844
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	6,882
	Tampa Electric Co.	3.450%	3/15/51	2,172	1,481
	Tampa Electric Co.	5.000%	7/15/52	1,400	1,245
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	13,158
	Tucson Electric Power Co.	5.500%	4/15/53	9,165	8,720
	Union Electric Co.	3.900%	9/15/42	4,348	3,486
	Union Electric Co.	4.000%	4/1/48	21,550	16,697
	Union Electric Co.	3.250%	10/1/49	2,025	1,373
	Union Electric Co.	3.900%	4/1/52	1,586	1,201
	Union Electric Co.	5.450%	3/15/53	2,334	2,227
	Union Electric Co.	5.250%	1/15/54	8,060	7,461
	Virginia Electric & Power Co.	6.000%	5/15/37	52,269	54,048
	Virginia Electric & Power Co.	6.350%	11/30/37	1,954	2,079
	Virginia Electric & Power Co.	8.875%	11/15/38	968	1,258
	Virginia Electric & Power Co.	4.450%	2/15/44	15,593	13,198
	Virginia Electric & Power Co.	4.200%	5/15/45	2,000	1,613
	Virginia Electric & Power Co.	3.800%	9/15/47	34,972	26,179
	Virginia Electric & Power Co.	4.600%	12/1/48	7,310	6,147
	Virginia Electric & Power Co.	3.300%	12/1/49	4,578	3,084
	Virginia Electric & Power Co.	2.450%	12/15/50	19,389	10,808
	Virginia Electric & Power Co.	2.950%	11/15/51	26,748	16,481
	Virginia Electric & Power Co.	4.625%	5/15/52	15,650	13,079
	Virginia Electric & Power Co.	5.450%	4/1/53	2,700	2,550
	Virginia Electric & Power Co.	5.700%	8/15/53	13,204	12,909
	Virginia Electric & Power Co.	5.350%	1/15/54	2,901	2,701
	Virginia Electric & Power Co.	5.550%	8/15/54	10,798	10,322
	Wisconsin Electric Power Co.	4.300%	10/15/48	86	70
	Wisconsin Public Service Corp.	3.300%	9/1/49	4,138	2,813
[7]	Yorkshire Water Finance plc	2.750%	4/18/41	800	640
					2,015,697
Total Corporate Bonds (Cost $13,517,620)					11,317,284
Sovereign Bonds (1.3%)
[8]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,532
[6]	European Union	2.625%	2/4/48	14,731	13,509
[6]	European Union	3.000%	3/4/53	17,294	16,497
[8]	OMERS Finance Trust	4.000%	4/19/52	14,250	10,964
[4]	Oriental Republic of Uruguay	5.250%	9/10/60	4,335	3,894
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	8,225	8,043
	Republic of Chile	3.100%	5/7/41	37,785	27,090
	Republic of Chile	3.500%	1/25/50	5,784	3,982
	Republic of Chile	3.500%	4/15/53	17,590	11,949
	Republic of Chile	5.330%	1/5/54	6,380	5,854
	Republic of Chile	3.100%	1/22/61	17,995	10,575
	Republic of Chile	3.250%	9/21/71	17,130	10,060
	Republic of Colombia	8.375%	11/7/54	5,503	5,360
	Republic of Colombia	3.875%	2/15/61	785	413
	Republic of Poland	5.500%	3/18/54	15,000	13,916
[8]	Republic of South Africa	7.950%	11/19/54	3,500	3,354
	State of Israel	5.750%	3/12/54	15,436	14,281
	United Mexican States	6.875%	5/13/37	7,586	7,633
	United Mexican States	4.400%	2/12/52	8,731	5,913
	United Mexican States	7.375%	5/13/55	10,000	10,067
	United Mexican States	3.771%	5/24/61	3,020	1,727
Total Sovereign Bonds (Cost $220,397)					186,613
Taxable Municipal Bonds (7.9%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	38,760	39,886
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	11,785	13,099
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	13,535	14,248
	Board of Regents of the University of Texas System College & University Revenue	3.852%	8/15/46	145	118
	California GO	5.125%	3/1/38	2,420	2,373
	California GO	4.600%	4/1/38	21,195	19,857
	California GO	7.550%	4/1/39	6,840	8,028
	California GO	7.300%	10/1/39	21,550	24,378

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	7.350%	11/1/39	1,045	1,187
	California GO	7.625%	3/1/40	3,980	4,656
	California GO	7.600%	11/1/40	62,900	74,307
	California GO	5.875%	10/1/41	12,060	12,366
	California GO	5.200%	3/1/43	13,435	12,897
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	2,060	1,823
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,080	1,267
	California State University College & University Revenue	3.899%	11/1/47	1,720	1,410
	California State University College & University Revenue	2.975%	11/1/51	27,825	18,669
	California State University College & University Revenue	2.719%	11/1/52	10,925	7,188
	Central Texas Turnpike System Highway Revenue	3.029%	8/15/41	50	37
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	42,549	46,585
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	8,785	9,618
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	15,462
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	17,184
	Commonwealth of Massachusetts GO	5.456%	12/1/39	1,330	1,332
	Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	4,424
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	190	193
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	16,944
	Dallas County Hospital District GO	5.621%	8/15/44	1,151	1,139
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	11,857
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,954	1,670
	Duke University College & University Revenue	5.850%	4/1/37	29,655	31,585
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,092	1,167
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	323	347
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	18,480
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,440	1,409
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	2,830	1,946
	Houston TX GO	3.961%	3/1/47	1,640	1,383
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,435	2,341
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	19,378
[11]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	14,225	9,620
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	4,585	4,722
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	1,860	1,933
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	2,420	2,364
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	12,850	12,319
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/40	1,226	909
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	46,405	54,095
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	820	883
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	125	110
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	6,212
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/40	745	743
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	34,030	23,099
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	1,000	1,077
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	4,113	4,804
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	40,372	45,449
	New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/42	12,720	12,659
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	1,720	1,754
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	670	687
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	1,285	1,261
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	16,930	17,010
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	290	289
	New York NY GO	5.590%	3/1/35	960	966
	New York NY GO	6.271%	12/1/37	640	674
	New York NY GO	5.263%	10/1/52	1,500	1,447
	New York NY GO	5.828%	10/1/53	22,405	23,290
	New York NY GO	5.114%	10/1/54	5,235	4,949
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7	7
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,930	16,071
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	190
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	23,209	25,638
	Ohio State University College & University Revenue	4.910%	6/1/40	13,885	13,108
	Ohio State University College & University Revenue	4.800%	6/1/11	11,217	9,509
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	1,060	796
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	595	431
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	11,226
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,375	16,011
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,190	10,612
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	18,005	16,723

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	5,730	5,477
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	46,990	39,248
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	32,845	20,572
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	1,640	1,053
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	20,054
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	14,550	13,733
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	30,233
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,245	10,533
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	1,090	1,096
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,340	1,244
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	705	688
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,340	1,502
[12]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	2,086	1,556
	Texas GO	5.517%	4/1/39	3,670	3,702
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	3,630	3,586
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	4,425	3,497
	University of California College & University Revenue	3.931%	5/15/45	17,840	15,898
	University of California College & University Revenue	4.858%	5/15/12	32,250	27,234
	University of California College & University Revenue	4.767%	5/15/15	11,045	9,104
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	9,140	9,813
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	865	930
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	32,615	21,286
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,800	8,415
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	825	516
	University of Michigan College & University Revenue	2.437%	4/1/40	1,586	1,135
	University of Michigan College & University Revenue	3.599%	4/1/47	26,363	21,464
	University of Michigan College & University Revenue	3.504%	4/1/52	5,292	3,857
	University of Michigan College & University Revenue	3.504%	4/1/52	9,898	7,214
	University of Minnesota College & University Revenue	4.048%	4/1/52	17,851	14,468
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	60	42
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	8,370
	University of Virginia College & University Revenue	2.256%	9/1/50	17,700	10,014
	University of Virginia College & University Revenue	2.584%	11/1/51	2,135	1,297
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	20,181
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,390	3,089
Total Taxable Municipal Bonds (Cost $1,309,892)					1,157,986
				Shares
Temporary Cash Investments (4.3%)
Money Market Fund (1.0%)
[13]	Vanguard Market Liquidity Fund	4.371%		1,451,500	145,135
			Maturity Date	Face Amount ($000)
Repurchase Agreements (3.3%)
	Bank of America Securities, LLC (Dated 1/31/25, Repurchase Value $36,113,000, collateralized by Freddie Mac 2.000%, 12/1/50, with a value of $36,822,000)	4.350%	2/3/25	36,100	36,100
	Barclays Capital Inc. (Dated 1/31/25, Repurchase Value $123,845,000, collateralized by U.S. Treasury Note/Bond 4.000%, 2/29/28, with a value of $126,276,000)	4.340%	2/3/25	123,800	123,800
	Citigroup Global Markets Inc. (Dated 1/31/25, Repurchase Value $95,034,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.625%, 2/15/28–5/31/31, with a value of $96,900,000)	4.330%	2/3/25	95,000	95,000
	JP Morgan Securities, LLC (Dated 1/31/25, Repurchase Value $60,022,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.500%, 7/15/26–5/31/29, with a value of $61,200,000)	4.340%	2/3/25	60,000	60,000
	RBC Capital Markets LLC (Dated 1/31/25, Repurchase Value $40,315,000, collateralized by U.S. Treasury Bill 0.000%, 2/25/25–7/31/25, and U.S. Treasury Note/Bond 2.250%, 8/15/46, with a value of $41,106,000)	4.350%	2/3/25	40,300	40,300
	Wells Fargo & Co. (Dated 1/31/25, Repurchase Value $125,946,000, collateralized by Freddie Mac 5.500%, 11/1/54, with a value of $128,418,000)	4.350%	2/3/25	125,900	125,900
					481,100
Total Temporary Cash Investments (Cost $626,236)					626,235

Long-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/16/25	0.525%	69,050	82
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/16/25	0.525%	73,530	88
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	4/16/25	0.525%	73,620	88
Total Options Purchased (Cost $299)					258
Total Investments (98.9%) (Cost $16,933,840)					14,485,071
Other Assets and Liabilities—Net (1.1%)					153,844
Net Assets (100%)					14,638,915
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $535,000 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $38,086,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $19,492,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Face amount denominated in euro.
7	Face amount denominated in British pounds.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $506,434,000, representing 3.5% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
11	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S43-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	4/16/25	0.700%	34,100	(12)
Total Options Written (Premiums Received $35)					(12)
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	44	4,681	9
Long U.S. Treasury Bond	March 2025	864	98,415	960
Ultra 10-Year U.S. Treasury Note	March 2025	3,869	430,910	(6,297)
Ultra Long U.S. Treasury Bond	March 2025	958	113,493	500
				(4,828)

Long-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(93)	(19,123)	6
5-Year U.S. Treasury Note	March 2025	(24)	(2,553)	1
10-Year Japanese Government Bond	March 2025	(10)	(9,070)	113
10-Year U.S. Treasury Note	March 2025	(460)	(50,068)	(104)
Euro-Bobl	March 2025	(11)	(1,340)	22
Euro-Bund	March 2025	(59)	(8,111)	57
Euro-Buxl	March 2025	(244)	(32,633)	3,003
Euro-Schatz	March 2025	(1)	(111)	1
Long Gilt	March 2025	(18)	(2,070)	45
Long U.S. Treasury Bond	March 2025	(258)	(29,388)	(497)
Ultra 10-Year U.S. Treasury Note	March 2025	(97)	(10,803)	12
				2,659
				(2,169)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	3/19/25	EUR	1,515	USD	1,562	12	—
Toronto-Dominion Bank	3/19/25	EUR	1,428	USD	1,475	10	—
State Street Bank & Trust Co.	3/19/25	EUR	1,198	USD	1,249	—	(2)
Deutsche Bank AG	3/19/25	EUR	543	USD	568	—	(3)
Standard Chartered Bank	3/19/25	EUR	514	USD	536	—	(1)
Morgan Stanley Capital Services Inc.	3/19/25	EUR	322	USD	335	—	(1)
Deutsche Bank AG	3/19/25	EUR	266	USD	275	1	—
Toronto-Dominion Bank	3/19/25	EUR	237	USD	248	—	(1)
BNP Paribas	2/4/25	GBP	2,403	USD	2,998	—	(19)
JPMorgan Chase Bank, N.A.	3/19/25	GBP	305	USD	371	7	—
Bank of Montreal	3/19/25	GBP	274	USD	340	—	—
Canadian Imperial Bank of Commerce	3/19/25	JPY	14,033	USD	89	2	—
State Street Bank & Trust Co.	3/4/25	USD	160	AUD	254	2	—
Royal Bank of Canada	3/19/25	USD	51,281	EUR	49,144	184	—
State Street Bank & Trust Co.	3/19/25	USD	1,502	EUR	1,461	—	(17)
UBS AG	3/19/25	USD	603	EUR	574	7	—
Citibank, N.A.	3/19/25	USD	347	EUR	332	1	—
UBS AG	3/19/25	USD	320	EUR	308	—	—
State Street Bank & Trust Co.	3/19/25	USD	268	EUR	257	1	—
Deutsche Bank AG	3/19/25	USD	256	EUR	245	1	—
Barclays Bank plc	3/19/25	USD	167	EUR	162	—	(1)
Bank of Montreal	3/19/25	USD	117	EUR	113	—	—
Toronto-Dominion Bank	3/19/25	USD	113	EUR	108	1	—
Toronto-Dominion Bank	2/4/25	USD	3,010	GBP	2,403	31	—
BNP Paribas	3/4/25	USD	2,997	GBP	2,403	19	—
HSBC Bank plc	3/19/25	USD	68	JPY	10,576	—	(1)
						279	(46)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Long-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	39,980	5.000	3,510	533
CDX-NA-IG-S43-V1	12/21/29	USD	1,341,657	1.000	32,142	2,242
					35,652	2,775
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/17/28	5/17/27[1]	20,154	3.679[2]	(0.000)[3]	(64)	(64)
5/17/28	5/17/27[1]	19,834	3.701[2]	(0.000)[3]	(59)	(59)
5/24/28	5/24/27[1]	19,674	3.762[2]	(0.000)[3]	(48)	(48)
7/5/29	N/A	5,910	2.530[2]	(0.000)[4]	7	7
7/5/29	N/A	5,450	2.525[2]	(0.000)[4]	5	5
7/5/29	N/A	5,450	2.523[2]	(0.000)[4]	5	5
7/10/29	N/A	6,975	2.491[2]	(0.000)[4]	(5)	(5)
7/10/29	N/A	6,040	2.484[2]	(0.000)[4]	(7)	(7)
7/15/29	N/A	6,045	2.420[2]	(0.000)[4]	(26)	(26)
7/18/29	N/A	6,045	2.449[2]	(0.000)[4]	(18)	(18)
7/19/29	N/A	6,045	2.437[2]	(0.000)[4]	(21)	(21)
8/1/29	N/A	6,050	2.394[2]	(0.000)[4]	(36)	(36)
8/5/29	N/A	6,044	2.363[2]	(0.000)[4]	(46)	(46)
11/7/29	N/A	16,070	2.495[2]	(0.000)[4]	(63)	(63)
5/17/34	5/17/29[1]	4,687	0.000[5]	(3.799)[6]	62	62
5/17/34	5/17/29[1]	4,613	0.000[5]	(3.833)[6]	55	55
5/24/34	5/24/29[1]	4,575	0.000[5]	(3.865)[6]	49	49
7/5/54	N/A	1,300	0.000[4]	(2.522)[2]	(12)	(12)
7/5/54	N/A	1,200	0.000[4]	(2.519)[2]	(11)	(11)
7/5/54	N/A	1,200	0.000[4]	(2.524)[2]	(12)	(12)
7/10/54	N/A	1,500	0.000[4]	(2.510)[2]	(10)	(10)
7/10/54	N/A	1,300	0.000[4]	(2.499)[2]	(6)	(6)
7/15/54	N/A	1,300	0.000[4]	(2.469)[2]	1	1
7/18/54	N/A	1,300	0.000[4]	(2.501)[2]	(7)	(7)
7/19/54	N/A	1,300	0.000[4]	(2.482)[2]	(2)	(2)
8/1/54	N/A	1,300	0.000[4]	(2.454)[2]	6	6
8/5/54	N/A	1,300	0.000[4]	(2.411)[2]	16	16
11/7/54	N/A	3,180	0.000[4]	(2.434)[2]	31	31
					(216)	(216)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6	Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,788,704)	14,339,936
Affiliated Issuers (Cost $145,136)	145,135
Total Investments in Securities	14,485,071
Investment in Vanguard	402
Cash	988
Foreign Currency, at Value (Cost $352)	356
Receivables for Investment Securities Sold	16,179
Receivables for Accrued Income	192,976
Receivables for Capital Shares Issued	10,179
Unrealized Appreciation—Forward Currency Contracts	279
Other Assets	54
Total Assets	14,706,484
Liabilities
Payables for Investment Securities Purchased	40,397
Payables to Investment Advisor	541
Payables for Capital Shares Redeemed	14,114
Payables for Distributions	7,266
Payables to Vanguard	802
Options Written, at Value (Premiums Received $35)	12
Variation Margin Payable—Futures Contracts	3,028
Unrealized Depreciation—Forward Currency Contracts	46
Variation Margin Payable—Centrally Cleared Swap Contracts	1,363
Total Liabilities	67,569
Net Assets	14,638,915
At January 31, 2025, net assets consisted of:

Paid-in Capital	18,978,138
Total Distributable Earnings (Loss)	(4,339,223)
Net Assets	14,638,915

Investor Shares—Net Assets
Applicable to 496,537,292 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,741,844
Net Asset Value Per Share—Investor Shares	$7.54

Admiral™ Shares—Net Assets
Applicable to 1,446,026,360 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,897,071
Net Asset Value Per Share—Admiral Shares	$7.54

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	773,450
Total Income	773,450
Expenses
Investment Advisory Fees—Note B	2,653
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,303
Management and Administrative—Admiral Shares	10,544
Marketing and Distribution—Investor Shares	152
Marketing and Distribution—Admiral Shares	588
Custodian Fees	157
Auditing Fees	52
Shareholders’ Reports and Proxy Fees—Investor Shares	149
Shareholders’ Reports and Proxy Fees—Admiral Shares	125
Trustees’ Fees and Expenses	9
Other Expenses	24
Total Expenses	21,756
Expenses Paid Indirectly	(25)
Net Expenses	21,731
Net Investment Income	751,719
Realized Net Gain (Loss)
Investment Securities Sold[1]	(448,898)
Futures Contracts	(35,376)
Options Purchased	(1,615)
Options Written	430
Swap Contracts	27,247
Forward Currency Contracts	2,765
Foreign Currencies	71
Realized Net Gain (Loss)	(455,376)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(504,771)
Futures Contracts	(447)
Options Purchased	200
Options Written	(30)
Swap Contracts	(10,383)
Forward Currency Contracts	165
Foreign Currencies	(49)
Change in Unrealized Appreciation (Depreciation)	(515,315)
Net Increase (Decrease) in Net Assets Resulting from Operations	(218,972)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,648,000, ($16,000), and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	751,719	738,787
Realized Net Gain (Loss)	(455,376)	(717,767)
Change in Unrealized Appreciation (Depreciation)	(515,315)	137,698
Net Increase (Decrease) in Net Assets Resulting from Operations	(218,972)	158,718
Distributions
Investor Shares	(188,681)	(179,550)
Admiral Shares	(577,385)	(576,482)
Total Distributions	(766,066)	(756,032)
Capital Share Transactions
Investor Shares	(48,980)	271,850
Admiral Shares	(397,981)	36,717
Net Increase (Decrease) from Capital Share Transactions	(446,961)	308,567
Total Increase (Decrease)	(1,431,999)	(288,747)
Net Assets
Beginning of Period	16,070,914	16,359,661
End of Period	14,638,915	16,070,914

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.03	$8.32	$10.33	$11.42	$11.48
Investment Operations
Net Investment Income[1]	.371	.363	.339	.323	.349
Net Realized and Unrealized Gain (Loss) on Investments	(.483)	(.281)	(2.001)	(.836)	.399
Total from Investment Operations	(.112)	.082	(1.662)	(.513)	.748
Distributions
Dividends from Net Investment Income	(.378)	(.372)	(.348)	(.340)	(.368)
Distributions from Realized Capital Gains	—	—	—	(.237)	(.440)
Total Distributions	(.378)	(.372)	(.348)	(.577)	(.808)
Net Asset Value, End of Period	$7.54	$8.03	$8.32	$10.33	$11.42
Total Return[2]	-1.43%	1.21%	-16.05%	-4.64%	6.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,742	$4,032	$3,884	$4,840	$5,070
Ratio of Total Expenses to Average Net Assets	0.21%[3]	0.21%	0.21%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.76%	4.66%	3.98%	2.94%	2.97%
Portfolio Turnover Rate	42%[4]	38%	26%	24%	30%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.03	$8.32	$10.33	$11.42	$11.48
Investment Operations
Net Investment Income[1]	.379	.371	.348	.334	.361
Net Realized and Unrealized Gain (Loss) on Investments	(.483)	(.282)	(2.001)	(.836)	.399
Total from Investment Operations	(.104)	.089	(1.653)	(.502)	.760
Distributions
Dividends from Net Investment Income	(.386)	(.379)	(.357)	(.351)	(.380)
Distributions from Realized Capital Gains	—	—	—	(.237)	(.440)
Total Distributions	(.386)	(.379)	(.357)	(.588)	(.820)
Net Asset Value, End of Period	$7.54	$8.03	$8.32	$10.33	$11.42
Total Return[2]	-1.33%	1.31%	-15.97%	-4.54%	6.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,897	$12,039	$12,475	$14,769	$15,455
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.85%	4.75%	4.08%	3.04%	3.07%
Portfolio Turnover Rate	42%[4]	38%	26%	24%	30%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended January 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets based on the average market values at each quarter-end during the period.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Long-Term Investment-Grade Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended January 31, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Long-Term Investment-Grade Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended January 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 10% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $383,000 for the year ended January 31, 2025.
For the year ended January 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $402,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).

Long-Term Investment-Grade Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,158,060	—	1,158,060
Asset-Backed/Commercial Mortgage-Backed Securities	—	38,635	—	38,635
Corporate Bonds	—	11,317,284	—	11,317,284
Sovereign Bonds	—	186,613	—	186,613
Taxable Municipal Bonds	—	1,157,986	—	1,157,986
Temporary Cash Investments	145,135	481,100	—	626,235
Options Purchased	—	258	—	258
Total	145,135	14,339,936	—	14,485,071
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,729	—	—	4,729
Forward Currency Contracts	—	279	—	279
Swap Contracts	3,012[1]	—	—	3,012
Total	7,741	279	—	8,020
Liabilities
Options Written	—	(12)	—	(12)
Futures Contracts[1]	(6,898)	—	—	(6,898)
Forward Currency Contracts	—	(46)	—	(46)
Swap Contracts	(453)[1]	—	—	(453)
Total	(7,351)	(58)	—	(7,409)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At January 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	—	258	258
Unrealized Appreciation—Futures Contracts[1]	4,729	—	—	4,729
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	237	—	2,775	3,012
Unrealized Appreciation—Forward Currency Contracts	—	279	—	279
Total Assets	4,966	279	3,033	8,278

Options Written, at Value	—	—	(12)	(12)
Unrealized Depreciation—Futures Contracts[1]	(6,898)	—	—	(6,898)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(453)	—	—	(453)
Unrealized Depreciation—Forward Currency Contracts	—	(46)	—	(46)
Total Liabilities	(7,351)	(46)	(12)	(7,409)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Long-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended January 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(35,376)	—	—	(35,376)
Options Purchased	202	—	(1,817)	(1,615)
Options Written	152	—	278	430
Swap Contracts	(620)	—	27,867	27,247
Forward Currency Contracts	—	2,765	—	2,765
Realized Net Gain (Loss) on Derivatives	(35,642)	2,765	26,328	(6,549)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(447)	—	—	(447)
Options Purchased	—	—	200	200
Options Written	—	—	(30)	(30)
Swap Contracts	(216)	—	(10,167)	(10,383)
Forward Currency Contracts	—	165	—	165
Change in Unrealized Appreciation (Depreciation) on Derivatives	(663)	165	(9,997)	(10,495)
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,957
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(2,468,316)
Capital Loss Carryforwards	(1,874,598)
Qualified Late-Year Losses	—
Other Temporary Differences	(7,266)
Total	(4,339,223)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	766,066	756,032
Long-Term Capital Gains	—	—
Total	766,066	756,032
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,954,008
Gross Unrealized Appreciation	74,881
Gross Unrealized Depreciation	(2,543,197)
Net Unrealized Appreciation (Depreciation)	(2,468,316)

Long-Term Investment-Grade Fund
H.	During the year ended January 31, 2025, the fund purchased $3,999,477,000 of investment securities and sold $5,169,757,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,185,492,000 and $2,011,574,000, respectively. In addition, the fund purchased and sold investment securities of $120,225,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
I.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	146,937	18,768	377,250	48,826
Issued in Lieu of Cash Distributions	183,170	23,562	174,552	22,383
Redeemed	(379,087)	(48,085)	(279,952)	(35,690)
Net Increase (Decrease)—Investor Shares	(48,980)	(5,755)	271,850	35,519
Admiral Shares
Issued	2,779,299	354,222	2,634,826	338,861
Issued in Lieu of Cash Distributions	483,844	62,228	488,334	62,581
Redeemed	(3,661,124)	(470,049)	(3,086,443)	(401,020)
Net Increase (Decrease)—Admiral Shares	(397,981)	(53,599)	36,717	422
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Fixed Income Securities Funds and Shareholders of Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund and Vanguard Long-Term Investment-Grade Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund and Vanguard Long-Term Investment-Grade Fund (three of the funds constituting Vanguard Fixed Income Securities Funds, hereafter collectively referred to as the "Funds") as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Investment-Grade Fund	174,218
Intermediate-Term Investment-Grade Fund	115,564
Long-Term Investment-Grade Fund	47,788
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Investment-Grade Fund	99.7%
Intermediate-Term Investment-Grade Fund	100.0
Long-Term Investment-Grade Fund	99.6
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Investment-Grade Fund	76.3%
Intermediate-Term Investment-Grade Fund	81.5
Long-Term Investment-Grade Fund	81.9
Q390 032025

Financial Statements
For the year ended January 31, 2025
Vanguard Ultra-Short-Term Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	25
Tax information	26

Ultra-Short-Term Bond Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (3.1%)
U.S. Government Securities (3.1%)
	United States Treasury Note/Bond	4.000%	2/15/26	58,500	58,336
	United States Treasury Note/Bond	4.625%	2/28/26	109,000	109,409
	United States Treasury Note/Bond	4.500%	3/31/26	59,000	59,157
	United States Treasury Note/Bond	3.750%	4/15/26	66,000	65,618
	United States Treasury Note/Bond	3.625%	5/15/26	100,000	99,250
	United States Treasury Note/Bond	4.250%	3/15/27	30,000	30,014
Total U.S. Government and Agency Obligations (Cost $421,767)					421,784
Asset-Backed/Commercial Mortgage-Backed Securities (25.6%)
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	12,590	12,701
[1]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	17,570	17,690
[1]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	9,620	9,559
[1,2]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	7,020	7,051
[1,2]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	2,208	2,235
[1,2]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	4,625	4,634
[1,2]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	1,454	1,474
[1,2]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	3,311	3,315
[1,2]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	1,462	1,480
[1,2]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	2,331	2,336
[1,2]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	799	810
[1,2]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	1,728	1,730
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	34,644	34,503
[1,2]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/28	16,680	16,703
[1,2]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/29	6,240	6,253
[1]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	3,060	3,074
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	11,150	11,222
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	36,000	36,471
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/29	23,160	23,402
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	3,380	3,391
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	8,959	9,050
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	7,847	7,886
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	6,740	6,790
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,575	1,567
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	6,848	6,833
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	13,712	13,600
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	8,030	7,853
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	430	432
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,390	1,401
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	11,426	11,474
[1,2]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	5,467	5,481
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	17,200	17,351
[1,2]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	13,780	13,973
[1,2]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	3,740	3,769
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	18,028	18,160
[1]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	31,410	31,563
[1]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	14,800	14,658
[1,2]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	10,270	10,383
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	5,150	5,166
[1]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	3,300	3,307
[1,2,3]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.746%	10/16/28	3,320	3,320
[1]	CarMax Auto Owner Trust Class A2A Series 2023-4	6.080%	12/15/26	8,279	8,310
[1]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	4,845	4,857
[1]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/27	17,830	17,846
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,375	1,370
[1]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	20,260	20,351
[1]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/29	2,450	2,459
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,727	1,720
[1]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/30	9,680	9,679
[1,2]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	3,707	3,763
1

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/32	17,500	17,558
[1,2]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	5,740	5,758
[1,2]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	9,780	9,866
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	5,599	5,637
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	8,829	8,955
[1,2]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	8,038	8,121
[1]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	15,250	15,343
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	16,760	16,919
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	18,500	18,733
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	22,210	22,338
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	25,040	25,282
[1]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	6,244	6,264
[1]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	5,147	5,158
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	6,363	6,304
[1,2,3]	Connecticut Avenue Securities Series 2025-R01, SOFR30A + 0.950%	5.301%	1/25/45	7,730	7,741
[1,2]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	2,591	2,599
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	18,841	18,912
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	4,710	4,736
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	26,169	26,482
[1,2]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	5,110	5,165
[1,2]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/30	3,120	3,123
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	17,500	17,567
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	41,150	40,966
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	2,872	2,882
[1,2]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/27	9,760	9,770
[1,2]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/29	7,930	7,977
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	988	989
[1,2]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	3,886	3,907
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	1,973	1,975
[1,2]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	5,833	5,843
[1,2]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	8,190	8,230
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	534	533
[1]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	23,790	23,870
[1]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	20,600	20,569
[1]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	11,410	11,492
[1]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	12,860	12,784
[1,2]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	1,892	1,898
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	4,846	4,869
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	7,426	7,486
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	10,667	10,852
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	6,118	6,158
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	10,910	10,988
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/27	5,790	5,821
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/27	7,410	7,423
[1,2,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/27	6,570	6,572
[1,2]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/29	3,540	3,548
[1,2]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/29	1,540	1,543
[1,2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.351%	5/25/44	5,289	5,298
[1,2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.051%	7/25/43	2,468	2,480
[1,2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.401%	1/25/44	11,901	11,904
[1,2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.451%	2/25/44	2,672	2,674
[1,2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.401%	9/25/44	3,889	3,899
[1,2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2021-R02, SOFR30A + 0.900%	5.251%	11/25/41	2,546	2,545
[1,2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.299%	9/25/43	6,907	6,950
[1,2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A +1.000%	5.351%	7/25/44	4,770	4,770
[1]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	39,870	40,261
[1]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	39,928	40,103
[1]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	19,390	19,468
[1]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/28	15,020	15,063
[1]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	8,270	8,355
[1]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	1,710	1,721
[1]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/29	6,820	6,840
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	10,010	10,145
[1]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	8,430	8,490
[1]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/28	6,470	6,520
[1]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/29	2,890	2,896
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	46,724	45,601
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	9,143	9,153
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	13,290	13,395
[1]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/30	5,800	5,813
2

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	45,424	44,457
[1,2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	51,988	52,192
[1,2,3,5]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.401%	10/25/44	5,219	5,227
[1,2,3,5]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.335%	1/25/45	3,860	3,862
[1,2,3,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	5.151%	10/25/41	458	458
[1,2,3,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.701%	2/25/44	13,428	13,457
[1,2,3,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.551%	5/25/44	14,983	15,032
[1,2,3,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	5.351%	10/25/44	3,716	3,717
[1,2,3,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.601%	3/25/44	5,475	5,496
[1,2,3,5]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.551%	8/25/44	7,341	7,373
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	7,674	7,685
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	8,750	8,787
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	23,820	23,957
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	2,600	2,607
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	6,000	6,049
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	9,730	9,849
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	5,820	5,774
[1]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	6,290	6,368
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	14,370	14,498
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	5,110	5,171
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	7,860	7,820
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	4,770	4,818
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	8,760	8,799
[1,2]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	51,130	48,431
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	9,457	9,549
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/28	28,690	28,724
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/29	52,310	52,444
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	4,000	4,038
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/28	3,360	3,365
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	4,550	4,551
[1,2]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	47,940	45,526
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/26	14,281	14,328
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/27	11,910	11,993
[1,2]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	6,523	6,546
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	1,458	1,452
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	21,280	21,540
[1,2]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	15,870	15,790
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	10,782	10,817
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	9,880	9,922
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	17,110	17,264
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	9,030	9,163
[1]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	17,720	17,895
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	24,540	24,830
[1]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	5,740	5,715
[1,2]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	6,200	6,223
[1,2]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	4,180	4,209
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	19,310	19,395
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	6,020	6,077
[1,2]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	3,955	3,977
[1,2]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	3,350	3,384
[1,2]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	5,560	5,591
[1,2]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	2,460	2,488
[1,2]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	15,860	16,013
[1,2]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	5,846	5,927
[1,2]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	9,002	9,057
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	11,399	11,412
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-C	5.800%	12/15/26	10,000	10,073
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	11,360	11,409
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	13,500	13,647
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/28	12,220	12,258
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	3,719	3,718
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	10,460	10,494
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	2,700	2,733
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/29	6,030	6,052
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	6,175	6,258
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/29	3,600	3,608
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/29	3,800	3,826
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	4,246	4,246
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	9,040	9,128
[1]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/29	12,670	12,765
3

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	12,531	12,580
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	814	808
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	5,257	5,271
[1,2]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	29,716	29,833
[1,2]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	5,309	5,293
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	7,390	7,422
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	9,670	9,770
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/29	8,830	8,800
[1,2,3]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	5.157%	1/21/28	35,050	35,168
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	27,521	27,536
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	14,930	15,109
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	16,146	16,208
[1,2]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	4,630	4,681
[1,2]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	11,208	11,294
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	4,168	4,181
[1]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	26,040	26,156
[1]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/28	29,930	29,972
[1]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	3,090	3,105
[1]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/29	8,360	8,375
[1]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/29	3,160	3,167
[1]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/29	4,270	4,280
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	16,650	16,884
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/29	23,420	23,345
[1,2]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	5,015	5,005
[1,2]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	19,468	19,430
[1,2,3]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.257%	1/15/28	25,980	26,077
[1,2]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/29	5,114	5,146
[1,2]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/29	17,743	17,973
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	10,956	10,976
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	10,540	10,629
[1,2]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/32	5,640	5,614
[1,2]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/30	11,470	11,395
[1,2,3]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	5.087%	2/3/53	2,944	2,942
[1,2]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	782	791
[1,2]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/33	983	982
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	806	813
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	3,840	3,876
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/33	1,110	1,109
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	1,727	1,742
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	2,710	2,732
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/33	1,770	1,768
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	1,883	1,905
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	3,290	3,310
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	2,280	2,277
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	5,192	5,196
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	6,514	6,529
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	5,760	5,791
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	2,180	2,202
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/28	19,000	19,070
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	21,620	21,805
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	11,760	11,881
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	16,180	16,159
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/29	32,700	32,729
[1]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	3,899	3,887
[1]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	5,950	5,990
[1]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	8,740	8,861
[1]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	10,940	10,900
[1]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/31	18,920	18,971
[1]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/31	26,400	26,490
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	2,176	2,175
[1,2]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	17,670	17,853
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	20,790	20,877
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	14,930	15,084
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/28	6,030	6,028
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	8,650	8,713
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	5,810	5,896
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/29	6,580	6,552
[1,2]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	8,570	8,609
[1,2]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	2,654	2,664
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	9,560	9,687
4

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/29	11,910	11,979
[1,2]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/31	2,450	2,452
[1,2]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/31	980	981
[1,2]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	5,655	5,666
[1,2]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	16,410	16,475
[1,2]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/30	14,800	14,795
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	38,115	38,024
[1]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	31,708	31,601
[1]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	31,480	32,070
[1,2]	Taco Bell Funding LLC Class A23 Series 2016-1A	4.970%	5/25/46	3,347	3,345
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	15,616	15,666
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	34,390	34,593
[1,2]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	10,610	10,679
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	4,750	4,781
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	4,340	4,391
[1,2]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	11,030	11,129
[1,2]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	18,980	19,106
[1,2]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/29	21,310	21,179
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	11,900	11,927
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	7,390	7,443
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	20,780	20,861
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	11,950	11,915
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	35,870	36,141
[1,2]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	10,640	10,720
[1,2]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	2,930	2,959
[1,2]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/29	12,370	12,293
[1,2,3]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	5.107%	12/26/28	25,990	26,072
[1,2]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	1,794	1,820
[1,2]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	24,640	24,843
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	16,180	16,109
[1]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	22,000	22,148
[1]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	31,920	32,075
[1]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	5,560	5,605
[1]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	11,380	11,435
[1]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	3,504	3,532
[1]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	1,530	1,536
[1]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	36,800	37,057
[1]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	21,880	22,081
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	4,420	4,420
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/28	11,050	10,980
[1]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	9,200	9,206
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	25,199	25,233
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	14,240	14,377
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	10,150	10,174
[1]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/30	12,280	12,349
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,455,791)					3,478,112
Corporate Bonds (63.9%)
Communications (2.9%)
	AT&T Inc.	1.700%	3/25/26	43,444	42,025
	AT&T Inc.	2.950%	7/15/26	5,010	4,892
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	18,781	18,763
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	30,131	30,719
	Discovery Communications LLC	4.900%	3/11/26	6,423	6,414
[2]	Expedia Group Inc.	6.250%	5/1/25	25,000	25,004
	Expedia Group Inc.	5.000%	2/15/26	27,451	27,505
[2]	Netflix Inc.	3.625%	6/15/25	36,903	36,716
	Rogers Communications Inc.	2.950%	3/15/25	18,700	18,658
	Rogers Communications Inc.	3.625%	12/15/25	24,062	23,855
	Sprint LLC	7.625%	3/1/26	8,274	8,444
	Take-Two Interactive Software Inc.	3.550%	4/14/25	19,050	18,999
	Take-Two Interactive Software Inc.	5.000%	3/28/26	4,883	4,901
[6]	Telstra Corp. Ltd.	4.000%	4/19/27	23,410	14,400
	T-Mobile USA Inc.	3.500%	4/15/25	13,691	13,654
	T-Mobile USA Inc.	1.500%	2/15/26	17,796	17,224
	T-Mobile USA Inc.	2.250%	2/15/26	7,405	7,219
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	3,887	3,738
	Warnermedia Holdings Inc.	3.638%	3/15/25	26,509	26,453
5

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warnermedia Holdings Inc.	3.788%	3/15/25	43,977	43,900
					393,483
Consumer Discretionary (6.2%)
[3]	American Honda Finance Corp., SOFR + 0.500%	4.872%	1/12/26	70,000	70,021
[3]	American Honda Finance Corp., SOFR + 0.550%	5.034%	5/11/26	37,040	37,035
[3]	American Honda Finance Corp., SOFR + 0.710%	5.080%	7/9/27	37,260	37,279
[2]	BMW US Capital LLC	5.050%	4/2/26	52,500	52,786
[2,3]	BMW US Capital LLC, SOFR + 0.800%	5.277%	8/13/26	44,675	44,904
	eBay Inc.	1.400%	5/10/26	9,770	9,383
	Ford Motor Credit Co. LLC	5.125%	6/16/25	36,002	35,989
	Ford Motor Credit Co. LLC	4.134%	8/4/25	13,570	13,501
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,250	16,036
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,676	2,578
	General Motors Co.	6.125%	10/1/25	8,806	8,867
	General Motors Financial Co. Inc.	2.900%	2/26/25	6,001	5,993
	General Motors Financial Co. Inc.	3.800%	4/7/25	35,920	35,857
	General Motors Financial Co. Inc.	1.500%	6/10/26	16,391	15,685
	General Motors Financial Co. Inc.	5.000%	4/9/27	11,375	11,394
	General Motors Financial Co. Inc.	5.400%	5/8/27	11,954	12,075
[3]	Home Depot Inc., SOFR + 0.330%	4.709%	12/24/25	22,285	22,322
	Lennar Corp.	5.000%	6/15/27	1,165	1,168
	Marriott International Inc.	3.750%	10/1/25	3,634	3,611
	Marriott International Inc.	3.125%	6/15/26	3,664	3,589
[2]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	74,000	74,249
[2]	Mercedes-Benz Finance North America LLC	4.800%	11/13/26	37,010	37,094
[2,3]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	5.012%	7/31/26	34,000	34,018
	Ross Stores Inc.	0.875%	4/15/26	20,000	19,115
[6]	Toyota Finance Australia Ltd.	2.930%	3/21/25	11,950	7,412
[6]	Toyota Finance Australia Ltd.	4.450%	4/6/26	16,520	10,262
[3,6]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	5.388%	4/6/26	15,050	9,394
	Toyota Motor Credit Corp.	4.350%	10/8/27	7,785	7,750
[3]	Toyota Motor Credit Corp., SOFR + 0.450%	4.821%	4/10/26	37,035	37,071
[3]	Toyota Motor Credit Corp., SOFR + 0.770%	5.264%	8/7/26	22,340	22,457
[2]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	16,602	16,690
[2]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	16,368	15,904
[2]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	71,055	71,330
[2,3]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	5.529%	8/14/26	40,610	40,694
					843,513
Consumer Staples (2.5%)
	Altria Group Inc.	4.400%	2/14/26	20,562	20,499
	Altria Group Inc.	2.625%	9/16/26	31,934	30,920
	BAT Capital Corp.	3.557%	8/15/27	9,070	8,797
[2]	BAT International Finance plc	3.950%	6/15/25	7,370	7,337
	BAT International Finance plc	1.668%	3/25/26	52,207	50,450
	Campbell's Co.	5.300%	3/20/26	33,072	33,291
	Constellation Brands Inc.	4.400%	11/15/25	9,195	9,177
	Dollar General Corp.	4.150%	11/1/25	16,614	16,532
	Haleon UK Capital plc	3.125%	3/24/25	28,245	28,171
	McCormick & Co. Inc.	0.900%	2/15/26	5,104	4,914
	Molson Coors Beverage Co.	3.000%	7/15/26	15,819	15,445
	Mondelez International Inc.	1.500%	5/4/25	12,544	12,443
	Philip Morris International Inc.	5.000%	11/17/25	5,830	5,850
	Philip Morris International Inc.	2.750%	2/25/26	54,128	53,150
	Philip Morris International Inc.	4.750%	2/12/27	7,115	7,138
	Reynolds American Inc.	4.450%	6/12/25	16,810	16,794
	Tyson Foods Inc.	3.550%	6/2/27	12,466	12,116
					333,024
Energy (3.6%)
	Boardwalk Pipelines LP	5.950%	6/1/26	3,690	3,735
	Canadian Natural Resources Ltd.	3.850%	6/1/27	12,016	11,766
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	80,585	81,052
	Enbridge Energy Partners LP	5.875%	10/15/25	11,628	11,680
	Energy Transfer LP	4.050%	3/15/25	5,000	4,994
	Energy Transfer LP	2.900%	5/15/25	25,816	25,668
	Energy Transfer LP	4.750%	1/15/26	7,591	7,595
	Energy Transfer LP	3.900%	7/15/26	19,955	19,717
	Energy Transfer LP	4.000%	10/1/27	1,327	1,299
[2]	EQT Corp.	3.125%	5/15/26	3,366	3,288
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	21,201	20,353
6

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	4.300%	6/1/25	7,001	6,992
	Marathon Petroleum Corp.	4.700%	5/1/25	28,662	28,657
	MPLX LP	4.875%	6/1/25	52,052	52,046
	MPLX LP	1.750%	3/1/26	2,606	2,524
	Occidental Petroleum Corp.	5.875%	9/1/25	10,986	11,014
	Occidental Petroleum Corp.	5.500%	12/1/25	18,221	18,284
	Occidental Petroleum Corp.	5.550%	3/15/26	4,646	4,669
	Occidental Petroleum Corp.	5.000%	8/1/27	3,190	3,194
	Ovintiv Inc.	5.650%	5/15/25	21,605	21,648
	Petroleos Mexicanos	6.875%	10/16/25	15,357	15,333
	Petroleos Mexicanos	4.500%	1/23/26	19,855	19,309
	Petroleos Mexicanos	6.875%	8/4/26	7,074	6,953
	Petroleos Mexicanos	6.490%	1/23/27	2,960	2,864
	Petroleos Mexicanos	6.500%	3/13/27	8,361	8,068
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	38,420	38,390
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,975	5,023
[7]	Southern Gas Corridor CJSC	6.875%	3/24/26	18,044	18,266
	Spectra Energy Partners LP	3.500%	3/15/25	1,742	1,739
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	4,690	4,794
	Western Midstream Operating LP	3.100%	2/1/25	11,950	11,950
	Western Midstream Operating LP	3.950%	6/1/25	1,775	1,768
	Williams Cos. Inc.	5.400%	3/2/26	18,360	18,480
					493,112
Financials (31.2%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	14,686	14,777
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	9,875	9,861
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	11,500	11,172
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	57,184	54,897
	Affiliated Managers Group Inc.	3.500%	8/1/25	65,000	64,556
	Aflac Inc.	1.125%	3/15/26	2,564	2,468
	Air Lease Corp.	2.875%	1/15/26	27,050	26,595
	Air Lease Corp.	5.300%	6/25/26	26,000	26,158
	Air Lease Corp.	1.875%	8/15/26	11,539	11,036
	Air Lease Corp.	2.200%	1/15/27	30,684	29,208
	Allstate Corp.	0.750%	12/15/25	6,959	6,732
	Allstate Corp.	3.280%	12/15/26	2,890	2,820
	American Express Co.	4.990%	5/1/26	35,932	35,942
	American Express Co.	6.338%	10/30/26	27,171	27,485
	American Express Co.	5.645%	4/23/27	17,980	18,176
	American Express Co.	5.389%	7/28/27	25,760	26,016
[3]	American Express Co., SOFR + 0.930%	5.312%	7/26/28	55,800	56,049
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	7,697	7,382
[2]	Apollo Management Holdings LP	4.400%	5/27/26	30,101	29,901
[2]	Athene Global Funding	5.684%	2/23/26	36,830	37,211
[2]	Athene Global Funding	5.620%	5/8/26	90,170	91,056
[2]	Athene Global Funding	4.950%	1/7/27	15,430	15,441
[2,3]	Athene Global Funding, SOFR + 1.030%	5.468%	8/27/26	22,150	22,207
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	82,492	82,951
	Banco Santander SA	5.147%	8/18/25	173	173
[3]	Banco Santander SA, SOFR + 1.120%	5.491%	7/15/28	29,800	29,915
	Bank of America Corp.	2.015%	2/13/26	36,355	36,324
	Bank of America Corp.	1.197%	10/24/26	25,645	24,999
	Bank of America Corp.	3.559%	4/23/27	16,185	15,946
	Bank of America Corp.	1.734%	7/22/27	12,650	12,099
[3]	Bank of America Corp., SOFR + 0.830%	5.211%	1/24/29	29,000	29,002
	Bank of Montreal	5.920%	9/25/25	48,709	49,132
	Bank of Montreal	1.250%	9/15/26	20,000	18,962
	Bank of Montreal	5.266%	12/11/26	20,388	20,620
[3]	Bank of Montreal, SOFR + 0.860%	5.242%	1/27/29	36,666	36,666
	Bank of New York Mellon	5.148%	5/22/26	22,080	22,104
[3]	Bank of New York Mellon Corp., SOFR + 0.830%	5.207%	7/21/28	60,500	60,696
	Bank of Nova Scotia	4.750%	2/2/26	3,373	3,381
	Bank of Nova Scotia	1.050%	3/2/26	5,743	5,533
[3,4]	Bank of Nova Scotia, SOFR + 0.890%	5.276%	2/14/29	75,034	75,049
[2]	Banque Federative du Credit Mutuel SA	4.935%	1/26/26	8,384	8,414
[2]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	118,555	120,366
	Barclays plc	2.852%	5/7/26	11,000	10,939
[2]	BPCE SA	5.100%	1/26/26	37,500	37,564
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	14,975	15,175
7

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	81,400	81,511
[3]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.332%	9/11/27	36,860	36,984
	Charles Schwab Corp.	0.900%	3/11/26	5,724	5,499
	Charles Schwab Corp.	1.150%	5/13/26	7,059	6,759
	Charles Schwab Corp.	3.300%	4/1/27	1,373	1,336
	Citibank NA	5.438%	4/30/26	30,729	31,039
	Citibank NA	4.876%	11/19/27	49,000	49,093
[3]	Citibank NA, SOFR + 0.708%	5.207%	8/6/26	34,730	34,838
	Citigroup Inc.	3.700%	1/12/26	7,870	7,811
	Citigroup Inc.	3.290%	3/17/26	19,058	19,019
	Citigroup Inc.	5.610%	9/29/26	10,000	10,050
	Cooperatieve Rabobank UA	4.850%	1/9/26	17,655	17,724
[2]	Cooperatieve Rabobank UA	1.106%	2/24/27	14,125	13,581
[3]	Cooperatieve Rabobank UA, SOFR + 0.620%	5.056%	8/28/26	18,470	18,522
	Corebridge Financial Inc.	3.650%	4/5/27	45,000	43,870
[2]	Corebridge Global Funding	5.350%	6/24/26	37,130	37,458
[2,3]	Corebridge Global Funding, SOFR + 0.750%	5.118%	1/7/28	16,000	15,995
[2]	Credit Agricole SA	1.247%	1/26/27	5,000	4,828
[2,3]	Credit Agricole SA, SOFR + 1.130%	5.500%	1/9/29	22,610	22,624
[2]	Danske Bank A/S	6.259%	9/22/26	60,075	60,570
	Fidelity National Information Services Inc.	1.150%	3/1/26	27,169	26,171
[3]	Fifth Third Bank NA, SOFR + 0.810%	5.192%	1/28/28	30,040	30,108
	Fiserv Inc.	3.200%	7/1/26	4,500	4,408
	Franklin Resources Inc.	2.850%	3/30/25	4,895	4,879
[2]	GA Global Funding Trust	3.850%	4/11/25	3,239	3,233
[2]	GA Global Funding Trust	4.400%	9/23/27	15,797	15,572
	GATX Corp.	3.250%	9/15/26	11,032	10,761
	Global Payments Inc.	2.650%	2/15/25	15,574	15,556
	Global Payments Inc.	1.200%	3/1/26	10,000	9,617
	Global Payments Inc.	4.800%	4/1/26	4,648	4,644
	Goldman Sachs Bank USA	5.283%	3/18/27	35,880	36,100
	Goldman Sachs Bank USA	5.414%	5/21/27	25,000	25,210
	Goldman Sachs Group Inc.	5.798%	8/10/26	47,150	47,391
	Goldman Sachs Group Inc.	1.542%	9/10/27	51,027	48,434
	HSBC Holdings plc	1.645%	4/18/26	17,445	17,329
	HSBC Holdings plc	4.292%	9/12/26	37,825	37,702
	HSBC Holdings plc	4.041%	3/13/28	8,140	7,999
	HSBC Holdings plc	5.597%	5/17/28	40,365	40,868
[3]	HSBC Holdings plc, SOFR + 1.040%	5.509%	11/19/28	28,800	28,889
	Huntington Bancshares Inc.	4.000%	5/15/25	16,995	16,949
[2]	ING Groep NV	1.400%	7/1/26	10,240	10,097
	ING Groep NV	3.950%	3/29/27	25,518	25,085
	Intercontinental Exchange Inc.	3.650%	5/23/25	75,290	75,071
	Invesco Finance plc	3.750%	1/15/26	23,177	22,996
	JPMorgan Chase & Co.	1.040%	2/4/27	7,185	6,927
	JPMorgan Chase & Co.	1.578%	4/22/27	25,000	24,068
	JPMorgan Chase & Co.	1.470%	9/22/27	15,000	14,226
[3]	JPMorgan Chase & Co., SOFR + 0.800%	5.181%	1/24/29	29,520	29,525
[3]	JPMorgan Chase & Co., SOFR + 0.860%	5.237%	10/22/28	28,564	28,636
[3]	JPMorgan Chase & Co., SOFR + 0.930%	5.307%	7/22/28	56,000	56,247
	Lloyds Banking Group plc	4.716%	8/11/26	14,940	14,925
[3]	Lloyds Banking Group plc, SOFR + 1.060%	5.512%	11/26/28	68,743	68,859
[2]	LSEGA Financing plc	1.375%	4/6/26	9,000	8,663
[3,6]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.322%	5/28/30	3,730	2,334
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	2,551	2,551
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,326	3,326
[3]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	5.189%	11/8/27	18,520	18,574
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	8,364	8,358
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	55,720	55,739
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	225	224
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	16,233	16,253
	Mizuho Financial Group Inc.	2.226%	5/25/26	6,370	6,319
	Morgan Stanley	3.125%	7/27/26	13,080	12,809
	Morgan Stanley	0.985%	12/10/26	8,624	8,350
	Morgan Stanley	1.593%	5/4/27	14,780	14,212
	Morgan Stanley	1.512%	7/20/27	5,581	5,322
	Morgan Stanley Bank NA	5.504%	5/26/28	14,060	14,249
[3]	Morgan Stanley Bank NA, SOFR + 0.900%	5.275%	1/12/29	52,000	52,093
[3]	Morgan Stanley Bank NA, SOFR + 0.940%	5.312%	7/14/28	59,295	59,540
	Nasdaq Inc.	5.650%	6/28/25	40,960	41,094
8

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	3.850%	6/30/26	6,000	5,937
	National Bank of Canada	5.600%	7/2/27	35,000	35,380
	National Bank of Canada	4.950%	2/1/28	55,450	55,586
[2]	National Securities Clearing Corp.	5.150%	6/26/26	5,660	5,717
	NatWest Group plc	7.472%	11/10/26	10,848	11,059
[2]	NatWest Markets plc	5.416%	5/17/27	8,400	8,525
	Nomura Holdings Inc.	1.653%	7/14/26	2,210	2,109
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	16,890	16,823
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	6,085	6,063
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	10,365	9,932
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	5,010	5,055
	PNC Financial Services Group Inc.	5.812%	6/12/26	66,452	66,659
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,995
	PNC Financial Services Group Inc.	5.102%	7/23/27	37,204	37,389
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,000	1,030
[3]	Royal Bank of Canada, SOFR + 0.790%	5.171%	7/23/27	63,530	63,662
[3]	Royal Bank of Canada, SOFR + 0.830%	5.211%	1/24/29	41,228	41,237
[3]	Royal Bank of Canada, SOFR + 0.860%	5.237%	10/18/28	55,000	55,132
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	4,565	4,393
[2]	Societe Generale SA	5.250%	2/19/27	22,200	22,228
[2]	Standard Chartered plc	1.456%	1/14/27	4,500	4,356
[2,3]	Standard Chartered plc, SOFR + 1.240%	5.617%	1/21/29	15,020	15,084
	State Street Corp.	5.104%	5/18/26	77,660	77,766
[3]	State Street Corp., SOFR + 0.640%	5.017%	10/22/27	19,500	19,534
[2,3]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.395%	9/10/27	36,860	37,234
	Toronto-Dominion Bank	1.200%	6/3/26	15,522	14,845
	Toronto-Dominion Bank	5.532%	7/17/26	21,658	21,929
	Toronto-Dominion Bank	4.568%	12/17/26	84,000	83,828
[3]	Toronto-Dominion Bank, SOFR + 0.820%	5.203%	1/31/28	33,636	33,674
	Truist Financial Corp.	4.260%	7/28/26	4,579	4,565
	Truist Financial Corp.	6.047%	6/8/27	28,162	28,592
	UBS AG	1.250%	8/7/26	11,024	10,489
	UBS AG	4.864%	1/10/28	55,770	55,949
[2]	UBS Group AG	4.125%	4/15/26	10,048	9,982
	UBS Group AG	4.550%	4/17/26	9,125	9,110
[2]	UBS Group AG	5.711%	1/12/27	6,944	6,999
[2]	UBS Group AG	1.305%	2/2/27	44,440	42,911
[2]	UBS Group AG	1.494%	8/10/27	7,500	7,128
[2]	UBS Group AG	6.327%	12/22/27	7,500	7,692
	US Bancorp	3.950%	11/17/25	6,863	6,833
	US Bancorp	5.727%	10/21/26	60,000	60,379
	US Bancorp	6.787%	10/26/27	49,923	51,535
[3]	US Bank NA, SOFR + 0.690%	5.067%	10/22/27	36,000	36,051
	Verisk Analytics Inc.	4.000%	6/15/25	4,151	4,137
	Voya Financial Inc.	3.650%	6/15/26	9,402	9,261
	Wells Fargo & Co.	2.164%	2/11/26	18,650	18,639
	Wells Fargo & Co.	3.196%	6/17/27	18,500	18,108
	Wells Fargo & Co.	4.900%	1/24/28	45,850	45,873
	Wells Fargo Bank NA	4.811%	1/15/26	34,500	34,623
					4,241,776
Health Care (4.1%)
	AbbVie Inc.	4.800%	3/15/27	49,725	50,002
	Amgen Inc.	3.125%	5/1/25	29,803	29,692
	Cardinal Health Inc.	4.700%	11/15/26	42,885	42,836
	CVS Health Corp.	3.875%	7/20/25	19,588	19,499
	CVS Health Corp.	5.000%	2/20/26	21,822	21,862
	CVS Health Corp.	2.875%	6/1/26	41,620	40,533
	Elevance Health Inc.	5.350%	10/15/25	14,260	14,316
	Elevance Health Inc.	1.500%	3/15/26	14,885	14,382
	Elevance Health Inc.	4.500%	10/30/26	17,700	17,665
	GE HealthCare Technologies Inc.	5.600%	11/15/25	73,885	74,334
	HCA Inc.	5.375%	2/1/25	53,404	53,404
	HCA Inc.	5.875%	2/15/26	5,000	5,024
	HCA Inc.	5.250%	6/15/26	10,000	10,030
	HCA Inc.	4.500%	2/15/27	23,907	23,715
	Quest Diagnostics Inc.	3.500%	3/30/25	48,375	48,263
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	33,287	32,601
	Stryker Corp.	1.150%	6/15/25	7,034	6,945
	Stryker Corp.	3.375%	11/1/25	17,232	17,087
9

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UnitedHealth Group Inc., SOFR + 0.500%	4.873%	7/15/26	29,760	29,867
	Zoetis Inc.	5.400%	11/14/25	6,779	6,818
					558,875
Industrials (2.4%)
[2]	BAE Systems Holdings Inc.	3.850%	12/15/25	17,000	16,880
	Boeing Co.	2.750%	2/1/26	3,690	3,614
	Boeing Co.	2.196%	2/4/26	5,000	4,871
	Boeing Co.	2.700%	2/1/27	14,000	13,395
	Boeing Co.	5.040%	5/1/27	30,868	30,848
	Boeing Co.	6.259%	5/1/27	3,890	3,988
[6]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	21,090	13,085
	CNH Industrial Capital LLC	5.450%	10/14/25	10,580	10,628
[2]	Daimler Truck Finance North America LLC	5.600%	8/8/25	26,187	26,289
[2]	Daimler Truck Finance North America LLC	5.000%	1/15/27	14,925	14,978
	Delta Air Lines Inc.	7.375%	1/15/26	40,541	41,380
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,144	6,073
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	25,046	24,971
	Ingersoll Rand Inc.	5.197%	6/15/27	28,270	28,593
[6]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	23,570	14,570
	Northrop Grumman Corp.	3.200%	2/1/27	15,400	14,992
[6]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	3,680	2,287
	RTX Corp.	3.950%	8/16/25	5,989	5,968
	RTX Corp.	2.650%	11/1/26	8,850	8,578
	Ryder System Inc.	4.625%	6/1/25	9,462	9,449
	Ryder System Inc.	3.350%	9/1/25	14,863	14,735
	Southwest Airlines Co.	5.125%	6/15/27	19,296	19,406
[3,6]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.341%	7/14/26	2,280	1,429
					331,007
Materials (1.1%)
	CEMEX Materials LLC	7.700%	7/21/25	8,097	8,195
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	11,255	10,843
	DuPont de Nemours Inc.	4.493%	11/15/25	49,736	49,640
	Eastman Chemical Co.	3.800%	3/15/25	1,173	1,171
	Ecolab Inc.	2.700%	11/1/26	10,770	10,453
[2]	Glencore Funding LLC	4.000%	4/16/25	3,304	3,297
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	37,301	37,668
	Nutrien Ltd.	5.950%	11/7/25	13,126	13,246
	Nutrien Ltd.	4.000%	12/15/26	10,636	10,495
	Southern Copper Corp.	3.875%	4/23/25	7,842	7,820
					152,828
Real Estate (3.1%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,000	3,987
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,124	4,064
	American Tower Corp.	4.000%	6/1/25	12,807	12,767
	American Tower Corp.	1.300%	9/15/25	6,059	5,930
	American Tower Corp.	4.400%	2/15/26	16,766	16,693
	American Tower Corp.	1.600%	4/15/26	9,817	9,457
	AvalonBay Communities Inc.	3.450%	6/1/25	4,595	4,575
	AvalonBay Communities Inc.	3.500%	11/15/25	2,540	2,516
	AvalonBay Communities Inc.	2.900%	10/15/26	10,780	10,470
	Boston Properties LP	3.650%	2/1/26	4,158	4,103
	Brixmor Operating Partnership LP	3.850%	2/1/25	16,877	16,877
	Brixmor Operating Partnership LP	4.125%	6/15/26	20,632	20,448
	COPT Defense Properties LP	2.250%	3/15/26	7,222	7,011
	CubeSmart LP	4.000%	11/15/25	2,659	2,643
	CubeSmart LP	3.125%	9/1/26	9,592	9,346
	Digital Realty Trust LP	3.700%	8/15/27	13,642	13,277
	DOC DR LLC	4.300%	3/15/27	4,096	4,054
	Equinix Inc.	1.250%	7/15/25	20,846	20,521
	ERP Operating LP	3.375%	6/1/25	6,628	6,596
	ERP Operating LP	2.850%	11/1/26	3,346	3,248
	Essex Portfolio LP	3.500%	4/1/25	31,767	31,679
	Essex Portfolio LP	3.375%	4/15/26	7,631	7,510
	Extra Space Storage LP	3.500%	7/1/26	23,369	22,993
	Healthpeak OP LLC	4.000%	6/1/25	15,845	15,795
	Healthpeak OP LLC	1.350%	2/1/27	5,000	4,677
	Kimco Realty OP LLC	3.300%	2/1/25	28,146	28,146
	Mid-America Apartments LP	4.000%	11/15/25	12,387	12,328
	NNN REIT Inc.	4.000%	11/15/25	6,741	6,697
10

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	3.250%	6/30/26	2,413	2,372
	Realty Income Corp.	4.625%	11/1/25	13,903	13,895
	Realty Income Corp.	4.125%	10/15/26	7,609	7,544
	Sabra Health Care LP	5.125%	8/15/26	1,481	1,482
	Simon Property Group LP	3.300%	1/15/26	8,380	8,285
	Ventas Realty LP	4.125%	1/15/26	21,052	20,907
	Welltower OP LLC	4.000%	6/1/25	27,787	27,703
	Weyerhaeuser Co.	4.750%	5/15/26	29,216	29,222
	WP Carey Inc.	4.250%	10/1/26	7,912	7,843
					427,661
Technology (3.0%)
	Broadcom Inc.	3.459%	9/15/26	3,993	3,921
	Dell International LLC / EMC Corp.	6.020%	6/15/26	14,266	14,463
	Dell International LLC / EMC Corp.	4.900%	10/1/26	45,841	45,910
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	79,002	78,681
	HP Inc.	2.200%	6/17/25	19,613	19,424
	HP Inc.	1.450%	6/17/26	7,350	7,031
	IBM International Capital Pte Ltd.	4.700%	2/5/26	6,420	6,428
	Intel Corp.	4.875%	2/10/26	15,336	15,356
	Intel Corp.	2.600%	5/19/26	25,659	24,947
	Intel Corp.	3.750%	3/25/27	10,777	10,524
	Intel Corp.	3.150%	5/11/27	1,910	1,839
	NXP BV / NXP Funding LLC	5.350%	3/1/26	33,904	34,072
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	50,929	50,349
	Oracle Corp.	2.500%	4/1/25	8,688	8,657
	Oracle Corp.	5.800%	11/10/25	4,666	4,706
	Oracle Corp.	2.650%	7/15/26	34,280	33,305
[3,4]	Oracle Corp., SOFR + 0.760%	5.144%	8/3/28	18,760	18,835
	Roper Technologies Inc.	1.000%	9/15/25	26,555	25,970
					404,418
Utilities (3.8%)
	Ameren Corp.	3.650%	2/15/26	22,645	22,393
	American Electric Power Co. Inc.	5.699%	8/15/25	17,790	17,865
	Appalachian Power Co.	3.400%	6/1/25	920	915
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	43,386	43,323
	CenterPoint Energy Inc.	5.250%	8/10/26	25,669	25,864
[3]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.984%	11/18/27	22,240	22,343
[6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	15,830	9,808
	DTE Energy Co.	1.050%	6/1/25	15,379	15,190
	Duke Energy Corp.	0.900%	9/15/25	10,000	9,774
	Duke Energy Corp.	2.650%	9/1/26	46,312	44,930
	Entergy Corp.	2.950%	9/1/26	4,019	3,908
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	32,744	32,734
	Exelon Corp.	3.950%	6/15/25	4,480	4,470
	ITC Holdings Corp.	3.250%	6/30/26	25,821	25,301
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	16,030	16,119
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	32,280	32,397
	NiSource Inc.	0.950%	8/15/25	39,548	38,778
	PPL Capital Funding Inc.	3.100%	5/15/26	20,555	20,127
	Public Service Enterprise Group Inc.	0.800%	8/15/25	14,130	13,837
	San Diego Gas & Electric Co.	2.500%	5/15/26	24,149	23,500
	Sempra	3.300%	4/1/25	1,980	1,975
	Southern California Edison Co.	4.400%	9/6/26	9,050	8,949
	Southern Co.	5.150%	10/6/25	25,611	25,692
[6]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/26	1,900	1,140
	Virginia Electric & Power Co.	3.150%	1/15/26	2,370	2,341
[1]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	8,568	8,590
[2]	Vistra Operations Co. LLC	5.050%	12/30/26	4,080	4,084
[2]	Vistra Operations Co. LLC	3.700%	1/30/27	2,260	2,202
	WEC Energy Group Inc.	5.000%	9/27/25	7,522	7,536
	WEC Energy Group Inc.	4.750%	1/9/26	22,937	22,968
	WEC Energy Group Inc.	5.600%	9/12/26	1,883	1,907
					510,960
Total Corporate Bonds (Cost $8,658,905)					8,690,657
Sovereign Bonds (1.9%)
[2]	CDP Financial Inc.	0.875%	6/10/25	82,050	81,017
	CDP Financial Inc.	0.875%	6/10/25	4,500	4,443
11

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominican Republic	6.875%	1/29/26	30,120	30,471
	Dominican Republic	5.950%	1/25/27	3,236	3,239
	Federative Republic of Brazil	8.750%	2/4/25	7,314	7,314
[2]	Ontario Teachers' Finance Trust	1.375%	4/15/25	20,696	20,569
	Republic of Chile	2.750%	1/31/27	11,355	10,901
	Republic of Guatemala	4.500%	5/3/26	1,651	1,623
	Republic of Guatemala	4.375%	6/5/27	6,421	6,191
	Republic of Paraguay	5.000%	4/15/26	13,302	13,272
	Republic of Peru	7.350%	7/21/25	2,754	2,787
	Republic of South Africa	4.875%	4/14/26	7,510	7,455
	Republic of South Africa	4.850%	9/27/27	21,470	20,971
	Sultanate of Oman	4.750%	6/15/26	14,056	13,966
	Sultanate of Oman	6.750%	10/28/27	7,500	7,762
	United Mexican States	4.125%	1/21/26	30,948	30,726
Total Sovereign Bonds (Cost $262,104)					262,707
				Shares
Temporary Cash Investments (5.7%)
Money Market Fund (0.9%)
[8]	Vanguard Market Liquidity Fund	4.371%		1,151,453	115,134
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.8%)
[9,10]	United States Treasury Bill	4.162%–4.203%	1/22/26	685,043	658,208
Total Temporary Cash Investments (Cost $773,333)					773,342
Total Investments (100.2%) (Cost $13,571,900)					13,626,602
Other Assets and Liabilities—Net (-0.2%)					(33,481)
Net Assets (100%)					13,593,121
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $3,166,165,000, representing 23.3% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Face amount denominated in Australian dollars.
7	Guaranteed by the Republic of Azerbaijan.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Securities with a value of $7,931,000 have been segregated as initial margin for open centrally cleared swap contracts.
10	Securities with a value of $5,463,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	746	153,396	(48)
12

Ultra-Short-Term Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(2,559)	(272,254)	206
AUD 3-Year Treasury Bond	March 2025	(199)	(13,133)	48
				254
				206

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/19/25	EUR	2,990	USD	3,121	—	(12)
BNP Paribas	2/4/25	GBP	392	USD	489	—	(3)
State Street Bank & Trust Co.	3/4/25	USD	64,179	AUD	102,189	640	—
Citibank, N.A.	3/19/25	USD	14,521	AUD	23,140	132	—
The Bank of New York Mellon Corp.	3/19/25	USD	4,318	AUD	6,931	9	—
Toronto-Dominion Bank	3/4/25	USD	1,184	AUD	1,899	3	—
Toronto-Dominion Bank	3/19/25	USD	7,714	EUR	7,390	30	—
Toronto-Dominion Bank	2/4/25	USD	491	GBP	392	5	—
BNP Paribas	3/4/25	USD	489	GBP	392	3	—
						822	(15)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $547,000 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/7/25	N/A	1,775,000	4.205[1]	(4.490)[2]	(1,945)	(2,046)
1 Interest payment received/paid at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $13,456,766)	13,511,468
Affiliated Issuers (Cost $115,134)	115,134
Total Investments in Securities	13,626,602
Investment in Vanguard	363
Cash	535
Foreign Currency, at Value (Cost $6,251)	6,206
Receivables for Investment Securities Sold	64,725
Receivables for Accrued Income	94,549
Receivables for Capital Shares Issued	41,413
Variation Margin Receivable—Futures Contracts	733
Unrealized Appreciation—Forward Currency Contracts	822
Total Assets	13,835,948
Liabilities
Payables for Investment Securities Purchased	218,280
Payables for Capital Shares Redeemed	18,366
Payables for Distributions	5,308
Payables to Vanguard	603
Unrealized Depreciation—Forward Currency Contracts	15
Variation Margin Payable—Centrally Cleared Swap Contracts	255
Total Liabilities	242,827
Net Assets	13,593,121
At January 31, 2025, net assets consisted of:

Paid-in Capital	13,769,431
Total Distributable Earnings (Loss)	(176,310)
Net Assets	13,593,121

Investor Shares—Net Assets
Applicable to 29,204,025 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	292,498
Net Asset Value Per Share—Investor Shares	$10.02

Admiral™ Shares—Net Assets
Applicable to 663,907,365 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,300,623
Net Asset Value Per Share—Admiral Shares	$20.03

See accompanying Notes, which are an integral part of the Financial Statements.
14

Ultra-Short-Term Bond Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Interest[1]	664,486
Total Income	664,486
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,503
Management and Administrative—Investor Shares	515
Management and Administrative—Admiral Shares	10,126
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—Admiral Shares	640
Custodian Fees	76
Auditing Fees	37
Shareholders’ Reports and Proxy Fees—Investor Shares	19
Shareholders’ Reports and Proxy Fees—Admiral Shares	175
Trustees’ Fees and Expenses	7
Other Expenses	22
Total Expenses	13,139
Expenses Paid Indirectly	(63)
Net Expenses	13,076
Net Investment Income	651,410
Realized Net Gain (Loss)
Investment Securities Sold[1]	9,364
Futures Contracts	4,259
Swap Contracts	5,109
Forward Currency Contracts	14,862
Foreign Currencies	516
Realized Net Gain (Loss)	34,110
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	15,002
Futures Contracts	2,250
Swap Contracts	(2,046)
Forward Currency Contracts	(7,849)
Foreign Currencies	(40)
Change in Unrealized Appreciation (Depreciation)	7,317
Net Increase (Decrease) in Net Assets Resulting from Operations	692,837
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,974,000, $49,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Ultra-Short-Term Bond Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	651,410	526,795
Realized Net Gain (Loss)	34,110	(47,303)
Change in Unrealized Appreciation (Depreciation)	7,317	175,125
Net Increase (Decrease) in Net Assets Resulting from Operations	692,837	654,617
Distributions
Investor Shares	(14,678)	(15,784)
Admiral Shares	(639,124)	(517,155)
Total Distributions	(653,802)	(532,939)
Capital Share Transactions
Investor Shares	(29,971)	(185,296)
Admiral Shares	1,434,498	(1,778,557)
Net Increase (Decrease) from Capital Share Transactions	1,404,527	(1,963,853)
Total Increase (Decrease)	1,443,562	(1,842,175)
Net Assets
Beginning of Period	12,149,559	13,991,734
End of Period	13,593,121	12,149,559

See accompanying Notes, which are an integral part of the Financial Statements.
16

Ultra-Short-Term Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.98	$9.89	$9.99	$10.08	$10.04
Investment Operations
Net Investment Income[1]	.501	.402	.141	.047	.127
Net Realized and Unrealized Gain (Loss) on Investments	.040	.107	(.093)	(.086)	.053
Total from Investment Operations	.541	.509	.048	(.039)	.180
Distributions
Dividends from Net Investment Income	(.501)	(.419)	(.148)	(.050)	(.140)
Distributions from Realized Capital Gains	—	—	—	(.001)	—
Total Distributions	(.501)	(.419)	(.148)	(.051)	(.140)
Net Asset Value, End of Period	$10.02	$9.98	$9.89	$9.99	$10.08
Total Return[2]	5.56%	5.26%	0.49%	-0.39%	1.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$292	$322	$503	$677	$728
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	5.00%	4.05%	1.42%	0.47%	1.27%
Portfolio Turnover Rate	69%	91%	61%	57%[4]	60%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 1% and 3% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Ultra-Short-Term Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.97	$19.78	$19.99	$20.15	$20.08
Investment Operations
Net Investment Income[1]	1.021	.836	.294	.113	.263
Net Realized and Unrealized Gain (Loss) on Investments	.062	.212	(.188)	(.152)	.107
Total from Investment Operations	1.083	1.048	.106	(.039)	.370
Distributions
Dividends from Net Investment Income	(1.023)	(.858)	(.316)	(.119)	(.300)
Distributions from Realized Capital Gains	—	—	—	(.002)	—
Total Distributions	(1.023)	(.858)	(.316)	(.121)	(.300)
Net Asset Value, End of Period	$20.03	$19.97	$19.78	$19.99	$20.15
Total Return[2]	5.56%	5.42%	0.54%	-0.20%	1.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,301	$11,828	$13,489	$19,476	$16,060
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.10%	4.21%	1.49%	0.56%	1.31%
Portfolio Turnover Rate	69%	91%	61%	57%[4]	60%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 1% and 3% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Ultra-Short-Term Bond Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended January 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at January 31, 2025.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
19

Ultra-Short-Term Bond Fund
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented 2% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended January 31, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 7% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
20

Ultra-Short-Term Bond Fund
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $363,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $63,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

Ultra-Short-Term Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	421,784	—	421,784
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,478,112	—	3,478,112
Corporate Bonds	—	8,690,657	—	8,690,657
Sovereign Bonds	—	262,707	—	262,707
Temporary Cash Investments	115,134	658,208	—	773,342
Total	115,134	13,511,468	—	13,626,602
Derivative Financial Instruments
Assets
Futures Contracts[1]	254	—	—	254
Forward Currency Contracts	—	822	—	822
Total	254	822	—	1,076
Liabilities
Futures Contracts[1]	(48)	—	—	(48)
Forward Currency Contracts	—	(15)	—	(15)
Swap Contracts	(2,046)[1]	—	—	(2,046)
Total	(2,094)	(15)	—	(2,109)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At January 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	254	—	—	254
Unrealized Appreciation—Forward Currency Contracts	—	822	—	822
Total Assets	254	822	—	1,076

Unrealized Depreciation—Futures Contracts[1]	(48)	—	—	(48)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(2,046)	—	—	(2,046)
Unrealized Depreciation—Forward Currency Contracts	—	(15)	—	(15)
Total Liabilities	(2,094)	(15)	—	(2,109)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended January 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	4,259	—	—	4,259
Swap Contracts	5,054	—	55	5,109
Forward Currency Contracts	—	14,862	—	14,862
Realized Net Gain (Loss) on Derivatives	9,313	14,862	55	24,230
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,250	—	—	2,250
Swap Contracts	(2,046)	—	—	(2,046)
Forward Currency Contracts	—	(7,849)	—	(7,849)
Change in Unrealized Appreciation (Depreciation) on Derivatives	204	(7,849)	—	(7,645)
22

Ultra-Short-Term Bond Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,366
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	56,602
Capital Loss Carryforwards	(233,970)
Qualified Late-Year Losses	—
Other Temporary Differences	(5,308)
Total	(176,310)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	653,802	532,939
Long-Term Capital Gains	—	—
Total	653,802	532,939
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,569,164
Gross Unrealized Appreciation	65,542
Gross Unrealized Depreciation	(8,941)
Net Unrealized Appreciation (Depreciation)	56,601
G.	During the year ended January 31, 2025, the fund purchased $7,993,607,000 of investment securities and sold $6,457,714,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,876,473,000 and $1,413,445,000, respectively.
H.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	99,546	9,945	159,141	16,048
Issued in Lieu of Cash Distributions	13,181	1,320	14,313	1,444
Redeemed	(142,698)	(14,264)	(358,750)	(36,164)
Net Increase (Decrease)—Investor Shares	(29,971)	(2,999)	(185,296)	(18,672)
Admiral Shares
Issued	5,325,724	265,950	4,384,147	220,825
Issued in Lieu of Cash Distributions	561,875	28,124	428,948	21,640
Redeemed	(4,453,101)	(222,399)	(6,591,652)	(332,314)
Net Increase (Decrease)—Admiral Shares	1,434,498	71,675	(1,778,557)	(89,849)
23

Ultra-Short-Term Bond Fund
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Fixed Income Securities Funds and Shareholders of Vanguard Ultra-Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short-Term Bond Fund (one of the funds constituting Vanguard Fixed Income Securities Funds, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
25

Tax information (unaudited)
The fund hereby designates for the fiscal year $52,359,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 70.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q14920 032025
26

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 25, 2025

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: March 25, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.